UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-01829
                                                     ---------------------

                               Liberty Acorn Trust
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



               One Financial Center, Boston, Massachusetts 02111
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                              Russell L. Kane, Esq.
                        Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  1-617-426-3363
                                                           -------------------

                  Date of fiscal year end: December 31, 2003
                                           ------------------

                  Date of reporting period: June 30, 2003
                                            -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                                                 LOOK ON PAGE 5
                                                 FOR A LETTER FROM
                                                 NEWLY NAMED CIO
                                                 CHUCK MCQUAID.




LIBERTY ACORN FAMILY OF FUNDS
CLASS Z SHARES
SEMIANNUAL REPORT
JUNE 30, 2003



MANAGED BY LIBERTY WANGER ASSET MANAGEMENT, L.P. 2

[Photo of acorns]




                                                 LIBERTY ACORN FUND
                                                 LIBERTY ACORN INTERNATIONAL
                                                 LIBERTY ACORN USA
                                                 LIBERTY ACORN FOREIGN FORTY
                                                 LIBERTY ACORN TWENTY
                                                 COLUMBIA THERMOSTAT FUND

Liberty Acorn Family of Funds Semiannual Report 2003
       Table of Contents

The Liberty Acorn Family of Funds
       Performance At A Glance                                  2

Squirrel Chatter: Energy Resources In 2030                      3
From the Desk of Chuck McQuaid                                  5

LIBERTY ACORN FUND
       In a Nutshell                                            6
       At a Glance                                              7
       Major Portfolio Changes                                 18
       Statement of Investments                                21

LIBERTY ACORN INTERNATIONAL
       In a Nutshell                                            8
       At a Glance                                              9
       Major Portfolio Changes                                 31
       Statement of Investments                                33
       Portfolio Diversification                               37

LIBERTY ACORN USA
       In a Nutshell                                           10
       At a Glance                                             11
       Major Portfolio Changes                                 38
       Statement of Investments                                39

LIBERTY ACORN FOREIGN FORTY
       In a Nutshell                                           12
       At a Glance                                             13
       Major Portfolio Changes                                 43
       Statement of Investments                                44
       Portfolio Diversification                               46

LIBERTY ACORN TWENTY
       In a Nutshell                                           14
       At a Glance                                             15
       Major Portfolio Changes                                 47
       Statement of Investments                                48

COLUMBIA THERMOSTAT FUND
       In a Nutshell                                           16
       At a Glance                                             17
       Statement of Investments                                64
       Statement of Assets and Liabilities                     65
       Statement of Operations                                 66
       Statement of Changes in Net Assets                      67
       Financial Highlights                                    69
       Notes to Financial Statements                           70

LIBERTY ACORN FAMILY OF FUNDS
       Statements of Assets and Liabilities                    50
       Statements of Operations                                51
       Statements of Changes in Net Assets                     52
       Financial Highlights                                    56
       Notes to Financial Statements                           60


       Liberty Acorn Family of Funds Information               72
       Board of Trustees and
         Management of Acorn                                   76

       > Mid-Year Distributions

The following table details the funds' mid-year distributions. Liberty Acorn Fund, Liberty Acorn USA and Liberty Acorn Twenty had no distributions. The record date was June 2, 2003 and the payable date was June 5, 2003.

                              Liberty Acorn    Liberty Acorn      Columbia
rounded to nearest cent       International    Foreign Forty   Thermostat Fund
------------------------------------------------------------------------------
Long-term Capital Gains            None             None            $0.00*
------------------------------------------------------------------------------
Short-term Capital Gains           None             None            $0.00*
------------------------------------------------------------------------------
Ordinary Income                   $0.08            $0.01            $0.00*
------------------------------------------------------------------------------
Reinvestment Price               $17.05           $11.32           $11.23
------------------------------------------------------------------------------
* Rounds to less than $0.01 per share.

THE DISCUSSION IN THIS REPORT OF PORTFOLIO COMPANIES IS FOR ILLUSTRATION ONLY AND IS NOT A RECOMMENDATION OF INDIVIDUAL STOCKS. THE INFORMATION IS BELIEVED TO BE ACCURATE, BUT THE INFORMATION AND THE VIEWS OF THE PORTFOLIO MANAGERS MAY CHANGE AT ANY TIME WITHOUT NOTICE.

Liberty Acorn Family of Funds
       >Performance At A Glance Class Z Average Annual Total Returns Through 6/30/03


                          2nd*      Year to*    1       3          5        10       Life
                        Quarter      Date      year    years     years     years    of Fund
--------------------------------------------------------------------------------------------
LIBERTY ACORN
FUND (6/10/70)            20.01%     16.84%    4.99%     6.27%    8.41%    12.47%     15.79%
--------------------------------------------------------------------------------------------
S&P 500                   15.39%     11.76%    0.25%   -11.20%   -1.61%    10.04%     11.84%
--------------------------------------------------------------------------------------------
Russell 2500              21.91%     16.92%    1.41%    -1.36%    3.65%    10.27%        NA
--------------------------------------------------------------------------------------------
Russell 2000              23.42%     17.88%   -1.64%    -3.30%    0.97%     8.24%        NA
--------------------------------------------------------------------------------------------
Lipper Small-Cap
Core Funds Index          20.56%     14.33%   -2.37%    -0.86%    2.98%     9.68%        NA
--------------------------------------------------------------------------------------------
Lipper Mid-Cap
Core Funds Index          18.63%     14.11%    1.72%    -4.87%    3.94%    10.25%        NA
--------------------------------------------------------------------------------------------
LIBERTY ACORN
INTERNATIONAL (9/23/92)   21.50%     13.69%   -5.68%   -14.47%    0.65%     6.88%      8.93%
--------------------------------------------------------------------------------------------
Citigroup EMI
Global ex-US              23.19%     17.80%    1.88%    -6.25%   -0.46%     2.22%      3.90%
--------------------------------------------------------------------------------------------
MSCI EAFE                 19.27%      9.47%   -6.46%   -13.57%   -3.99%     2.78%      4.15%
--------------------------------------------------------------------------------------------
Lipper Int'l Small-
Cap Funds Index           23.77%     18.39%    1.94%    -8.41%    2.67%       NA         NA
--------------------------------------------------------------------------------------------
LIBERTY ACORN USA
(9/4/96)                  23.22%     20.03%    2.39%     8.16%    3.98%       --      11.72%
--------------------------------------------------------------------------------------------
Russell 2000              23.42%     17.88%   -1.64%    -3.30%    0.97%       --       5.79%
--------------------------------------------------------------------------------------------
Lipper Small-Cap
Core Funds Index          20.56%     14.33%   -2.37%    -0.86%    2.98%       --       7.33%
--------------------------------------------------------------------------------------------
S&P 500                   15.39%     11.76%    0.25%   -11.20%   -1.61%       --       7.58%
--------------------------------------------------------------------------------------------
LIBERTY ACORN FOREIGN
FORTY (11/23/98)          19.71%     10.28%   -4.32%   -16.58%      --        --       3.13%
--------------------------------------------------------------------------------------------
Citigroup World ex-US
Cap Range $2-10B          19.97%     12.81%   -3.02%    -6.26%      --        --       0.83%
--------------------------------------------------------------------------------------------
MSCI EAFE                 19.27%      9.47%   -6.46%   -13.57%      --        --      -4.21%
--------------------------------------------------------------------------------------------
Lipper International
Funds Index               19.72%      9.18%   -6.40%   -12.28%      --        --      -2.00%
--------------------------------------------------------------------------------------------
LIBERTY ACORN TWENTY
(11/23/98)                14.41%     16.52%   13.06%     7.81%      --        --      13.54%
--------------------------------------------------------------------------------------------
S&P MidCap 400            17.63%     12.41%   -0.71%     0.99%      --        --       8.09%
--------------------------------------------------------------------------------------------
Lipper Mid-Cap
Growth Index              17.68%     15.78%    0.22%   -19.30%      --        --       1.79%
--------------------------------------------------------------------------------------------
S&P 500                   15.39%     11.76%    0.25%   -11.20%      --        --      -2.43%
--------------------------------------------------------------------------------------------
COLUMBIA THERMOSTAT
FUND (9/25/02)            11.36%      9.01%      --        --       --        --      13.48%*
--------------------------------------------------------------------------------------------
S&P 500                   15.39%     11.76%      --        --       --        --      20.65%*
--------------------------------------------------------------------------------------------
Lehman U.S Govt.
Intermediate Bond Index    1.69%      2.63%      --        --       --        --       4.03%*
--------------------------------------------------------------------------------------------
Lehman U.S. Credit
Intermediate Bond Index    4.02%      6.36%      --        --       --        --       9.63%*
--------------------------------------------------------------------------------------------
Lipper Flexible
Portfolio Funds Index     12.05%      9.73%      --        --       --        --      16.09%*
--------------------------------------------------------------------------------------------


*Not annualized.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. Mutual fund performance changes over time. Please visit libertyfunds.com for daily performance updates. The investment return and principal value of an investment in any Liberty Acorn Fund will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost.

DESCRIPTION OF INDEXES: S&P 500 is a broad, market-weighted average of U.S. blue-chip company stock performance. S&P MIDCAP 400 is a broad market-weighted index of 400 stocks that are in the next size/tier down from the S&P 500. RUSSELL 2000 is an unmanaged, market-weighted index of 2000 smaller U.S. companies, formed by taking the largest 3,000 companies and eliminating the largest 1,000. RUSSELL 2500 is the smallest 2,500 U.S. companies from this same group. CITIGROUP EMI GLOBAL EX-US is an index of the bottom 20% of institutionally investable capital of developed and emerging countries, selected by index sponsor, outside the U.S. MSCI EAFE is Morgan Stanley's Europe, Australasia and Far East Index, an unmanaged, widely recognized international benchmark that comprises 20 major markets in proportion to world stock market capitalization. CITIGROUP WORLD EX-US CAP RANGE $2-10B is a subset of the Broad Market Index,representing a mid-cap developed market index excluding the U.S. LIPPER INDEXES include the largest funds tracked by Lipper, Inc. in the named category. LIPPER MID-CAP GROWTH INDEX -- 30 mid-cap growth funds; LIPPER MID-CAP CORE FUNDS INDEX -- 30 mid-cap core funds; LIPPER INTERNATIONAL FUNDS
INDEX -- 30 largest non-U.S. funds, not including non-U.S. small cap funds; LIPPER INTERNATIONAL SMALL-CAP FUNDS INDEX -- 10 largest non-U.S. funds investing in small cap companies, including Liberty Acorn International; LIPPER SMALL-CAP CORE FUNDS INDEX -- 30 largest small cap core funds, including Liberty Acorn Fund. LIPPER FLEXIBLE PORTFOLIO FUNDS INDEX is an equal dollar weighted index of the 30 largest mutual funds within the Flexible Portfolio fund classification, as defined by Lipper. LEHMAN U.S. GOVERNMENT INTERMEDIATE BOND INDEX is made up of 1 to 10 year treasury and agency bonds, excluding targeted investor notes and state and local government series bonds. The LEHMAN U.S. CREDIT INTERMEDIATE BOND INDEX is the intermediate component of the U.S. Credit Index. The U.S. Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. All indexes are unmanaged and returns include reinvested distributions. A more complete description of each index is included in the Fund's statement of additional information. It is not possible to invest directly in an index.

> Squirrel Chatter: ENERGY RESOURCES IN 2030


Photo of: Ralph Wanger

"I sell here, Sir, what all the world desires to have - Power."

     This epigram was told to James Boswell (yes, Samuel Johnson's Boswell) by Matthew Boulton, British inventor and partner in the steam engine business with James Watt. Boulton's steam engine fired up the industrial revolution. The last 200 years has seen vast increases in energy use and dramatic changes in every category of power.

     John Maynard Keynes wrote an essay in 1930 based on a 100-year forecast of the future. We analyzed that forecast in the 2002 Annual Report, and made some forecasts of social changes due to demographics and family structure in the 2003 First Quarter Report. This "Squirrel Chatter" considers the prospects for energy in 2030.

     Today, energy sources are mainly fossil fuels. We get three-eighths of our energy from petroleum, one-fourth from natural gas, one-fourth coal, and one-eighth from all other sources (hydro, nuclear, and renewables such as solar and wind power). All of these sources are useful, and each has problems. For instance, petroleum, natural gas, and coal often have sulphur content that has to be removed before the fuel can be used. All three fuels produce carbon dioxide, a greenhouse gas believed to cause global warming. Hydro sites are rare, and spoil the ecology in a river basin. Nuclear power is in decline due to popular hostility. Solar and wind power only work intermittently. We must expand the 1% share of solar and wind power, but it is hard to project more than 8% of the total energy supply coming from renewables by 2030.

     Energy sources are always in the wrong place, so energy has to be transported to where we want to use it. Electricity, for instance, is not an energy source (there are no electric mines) but is an excellent way to get coal or hydro energy transported to our houses. Fertilizer can be thought of as a way to transport energy (sourced from natural gas) delivered to farms. There is a lot of excitement today about using hydrogen to run fuel cells for automobiles and other uses. There are no hydrogen mines either, so hydrogen is an energy transport system rather than an energy source.

     President Bush spent years in the oil industry, and I knew Secretary of Commerce Don Evans when he ran the Tom Brown oil company for 16 years. Why are these oilmen pushing hydrogen as a vehicle fuel? After all, gasoline is a great vehicle fuel, with high energy per cubic foot of gas tank, easily handled (you pump your own gas very nicely), and the infrastructure of pipelines, refineries, and filling stations is in place. It will cost hundreds of billions of dollars to switch to hydrogen fuel.

     We are many years away from having hydrogen-powered fuel cells as automobile power. Fuel cells are still way too costly to be practical. Lots of research and development money and time will be needed to make fuel cell cars as cheap and reliable as the gas buggies we have now. Hydrogen is very hard to handle, because it is the smallest molecule in the universe. Hydrogen will leak through very small holes in pipes or tanks; leaks obviously waste fuel and create fire hazards. Storing hydrogen in a car means keeping it under very high pressure in a tank made largely out of carbon fiber. That kind of tank is expensive and subject to sudden rupture that would blow up the car. There are other alternatives for hydrogen storage (we own Millennium Cell1, a company that has a proprietary system for transporting hydrogen as sodium borohydride, a solid fuel) but these alternatives are not cost-effective at the present time.

     We see many stories claiming that hydrogen is a good fuel because it produces only water as a combustion product, and no carbon dioxide, a bad greenhouse gas. The authors of these stories, however, tend to skip over the fact that hydrogen, as explained above, is only an energy transport mechanism, not an energy source. Coal, oil, or gas would be burned to make the hydrogen, creating carbon dioxide at the hydrogen refinery. The only large-scale alternative to making hydrogen without fossil fuels would be to build more nuclear plants, and no one wants to go down that road at this time. Alternatives such as solar and wind aren't expected to be of sufficient scale to run the vehicle fuel system by 2030. What problem does the government foresee that creates a need for a whole new system for fuel refining and delivery?

     I think that the administration wants hydrogen fuel-cell cars to be common by 2030 not to reduce carbon dioxide but for another reason; we won't have enough gasoline. By our target forecast date, 2030, the world petroleum industry will not be completely out of oil, but production levels will be dropping each year. The demand for oil, if unconstrained, is going to rise every year. Increased demand is expected to be slower in the United States, Europe and Japan (perhaps as low as 0.7% per year vs. 1.2% per year in the 1990s), but the rest of the world will want to use more oil at a growth rate of at least 2%. Think about 800 million Chinese and Indians entering the middle class and desiring cars and air conditioners. The demand for oil will be constrained, either by government rationing or by very high price.

     The American geologist King Hubbert did studies in the 1950s showing that U.S. oil production would peak around 1970, and it did. The same math tells us that world oil production will peak too. Various experts pick different years;
a few have guessed it will happen before 2010 but most energy experts think this is too pessimistic. The Hubbert's Peak advocates include lots of academics, ecologists, and bureaucrats, but they aren't the only ones who agree with his predictions. I have talked to experienced financial analysts who have followed the oil and gas industry for decades, and they believe that an oil production peak is going to occur before 2030.

     Petroleum supplies will be augmented by other sources of liquid hydrocarbons. Natural gas liquids are important, and high-cost liquids (deep ocean floor oil, tar sands) are another. Including these, total available oil ever on the planet was about 2,500 to 3,000 billion barrels. If the total is around 2,700, the oil industry divides neatly; 900 billion barrels produced in all the years up to now, 900 billion barrels to be produced in the next 30 years, and 900 billion for all the future after that. By 2030, oil production will be no higher than it is today, despite the many more people who would like to use it. By 2050, oil will be very scarce, and much more valuable as a chemical raw material than as a fuel.

     How about natural gas? There is a lot of gas in the world, but natural gas production has already gone into decline in the United States and Canada. We will start importing much bigger quantities of liquified natural gas, a lot from Russia. We need more gas, but world natural gas production is also likely to peak by 2030.

     Can we discover enough new oil to extend the peak production year beyond 2020? Most experts think not. Oil exploration has been active the last few years, but we are using up 28 billion barrels per year and only finding 10 billion.

CONSEQUENCES

     After 2010, the sources of oil are likely to shift. Non-OPEC production has already peaked (USA, North Sea, Indonesia) or will soon. Even Russian oil, with all that prospective land in Siberia, appears to have peaked due to very bad field management during the Soviet era. The swing producers (that should be able to expand production in the 2010-2020 decade) are Saudi Arabia, Iraq, Iran, Kuwait, and United Arab Emirates. Whoever controls production from those five Persian Gulf countries will have enormous economic power. (This has NOTHING to do with the conflict in Iraq.)

     The first oil reserves to be exploited are those with shallow fields that flow to the surface easily. As these fields are used up, we have to spend more money to develop deeper or less productive deposits. In other words, more capital is needed per barrel. Oil service companies will do well as agents to build capital-intensive production systems, such as deep-sea production.

     We will make fuels out of tar sands in Canada and Venezuela. One can make gasoline out of coal or oil shale -- at a hefty cost. All of these schemes to make oil from low-grade sources are much more like the mining business than the oil business.

     The way civilized societies live has depended on the ever-increasing use of Power, in Boulton's sense. Changing the way we live is going to be a challenge. Houses being built now will still be in use in 2030. Airliners being built now will still be in the fleet in 2030. Will soaring energy prices make these houses and planes obsolete in the 2030s? Our fastest-growing cities, such as Phoenix and Las Vegas, are being built in the desert, requiring massive use of automobiles, airlines, and air conditioning to be livable. If gasoline becomes very expensive and almost unattainable, we have a lot of changes to make before the world of 2030. Can we maintain a high-tech society with economic growth but that uses less energy?

     These potential crises are still 30 years away but our children and grandchildren will live in that world. Let's hope a new age industrial revolution emerges.


/s/ Ralph Wanger

Ralph Wanger
Chief Investment Officer, Liberty Wanger Asset Management, L.P.
Lead Portfolio Manager, Liberty Acorn Fund

--------------------------------------------------------------------------------
1 As of June 30, 2003, Millennium Cell was 0.02% of assets in Liberty Acorn
  Fund. Because the funds are actively managed, fund holdings will vary with changes in portfolio investments.

  The opinions expressed are those of the contributor and are subject to change. Since economic and market conditions change frequently, there can be no assurance that the trends described here will continue or that the forecasts will come to pass.

> FROM THE DESK OF CHUCK MCQUAID

Photo of: Charles P. McQuaid

Dear Shareholders,

     I look forward to assuming the roles of chief investment officer of Liberty Wanger Asset Management, L.P, and lead manager of Liberty Acorn Fund when Ralph Wanger steps down on September 30, 2003.

     My association with Ralph dates back to 1978 when I joined him on the investment team of what is now Liberty Acorn Fund. I remember reading one of Ralph's early shareholder reports, which featured a "vice vs. virtue" portfolio comparison (vice, a portfolio that included names like Playboy and U.S. Tobacco, won). At that point I knew I was not working for an ordinary money manager and subsequently realized I had hitched my wagon to a star.

     Be assured that as I take on this new responsibility not much will change. I'm in the fortunate position of being named head coach of an exceptional team with a winning record. Ralph Wanger created the Liberty Acorn Funds' investment process more than three decades ago and it's worked time and again. Over the last 33 years, we've seen other highly rated, small-cap funds come and go. We believe what sets us apart and has allowed us to succeed where others have failed is our team-oriented investment process. We don't just have one or two analysts or managers looking for winning stocks in a hot industry. That method may bring in assets for a while but may be doomed to fail when the market inevitably shifts. Instead, we have a team of analysts, each responsible for knowing the ins and outs of specific industries or international regions. Our senior analysts in effect run sub portfolios of Liberty Acorn Fund and Liberty Acorn International within their areas of expertise and have the authority to buy and sell stocks within our guidelines. Portfolio managers control industry, region and cash allocations and monitor all trades to confirm they are in line with our process and strategy.

     In my role as chief investment officer, I will become directly responsible for our international investment team. Leah Zell steps down from this position at the end of September. I became more involved with the international management team at the beginning of the year as part of our succession planning. I spent considerable time studying the international stocks held in Liberty Acorn Fund and across our international products. I liked what I found -stocks in what we believe to be growing, smaller companies that we can hold for a while. While we won't be altering our approach to investing in international markets, we have already begun to fine-tune our research on earnings drivers for foreign stocks.

     On May 1, Zach Egan and Louis Mendes became co-portfolio managers of Liberty Acorn International. Leah will act as an advisor after September 30. Zach and Louis are well trained in the Wanger investment approach and bring more than 15 years of combined, international investing experience to the Fund. Both have spent a portion of their careers living and working overseas. Zach and Louis are part of a nine-person international investment team that works together to put what we believe to be the best stock ideas into our portfolios. Each of our international analysts speak several languages and has a first-hand understanding of the cultural, political and economic issues that color the diverse, international investment universe. In addition to serving as an advisor, Leah will continue to co-manage an offshore fund investing in European stocks, so she will continue to interact with the analyst team, discussing stock ideas and regional issues.

     Having served as co-manager since 1995, I will move into the lead portfolio manager position of Liberty Acorn Fund. Rob Mohn and John Park were named co-managers on the fund as of May 1. Both Rob and John will also continue as lead managers of the funds they currently manage - Rob on Liberty Acorn USA and John on Liberty Acorn Twenty. Rob has been with the firm since 1992 and John came on board a year later in 1993. As a combined management team, we will each continue in our role of analyst as part of the 11-person domestic team and will confer on any strategic decisions related to the fund. As Ralph previously mentioned, he will keep his office with us and serve as an advisor. We expect to be frequently in touch with him.

     I would like to thank you for the confidence you have shown in the Liberty Acorn Funds and assure you that, thanks to Ralph's genius and the firm's strong leadership, we will continue to operate using an investment process that has been successful over the long-term.

/s/ Charles P. McQuaid

Charles P. McQuaid
Chief Investment Officer, Liberty Wanger Asset Management, L.P., effective October 1, 2003

Liberty Acorn Fund
       > In a Nutshell


Photo of: Ralph Wanger

Photo of: Charles P. McQuaid

Photo of: Robert A. Mohn

Photo of: John H. Park

     Liberty Acorn Fund jumped 20.01% in the second quarter, slightly less than its small-cap benchmarks (see Page 2 for performance data) and somewhat more than the large-cap S&P 500, up 15.39%. Year-to-date the Fund is up 16.84%, performing in line with the Russell 2500's 16.92% return but slightly behind the Russell 2000's 17.88% gain.

     Tiny stocks and turn-around situations did the best in the second quarter. A Prudential Financial report calculated that within the Russell 2000, stocks of the smallest fifth in market capitalization gained an average of 47%, while stocks of more speculative companies returned 38%. An example of this trend in Liberty Acorn can be seen with auto lender AmeriCredit. The Fund's position in AmeriCredit, a turnaround situation, jumped over 150%.

     In previous reports we have stated that we bought some speculative stocks because we believed we were being compensated to take risk. Several of these stocks paid off in the quarter. Western Wireless, a cellular telephone company serving rural areas, doubled on improved cash flow. Ciphergen Biosystems, a provider of protein analysis equipment, gained 82% on surging product sales and the resolution of a lawsuit.

     We've also mentioned that we have been building our technology weighting in the Fund, and tech stocks did beat the market during the quarter. Video-editing equipment supplier Avid Technology, e-learning company Skillsoft Publishing, and enterprise resource provider Lawson Software, saw gains in the 50% to 90% range over the three months.

     Retail stocks also did well in the quarter and the Fund's holdings in the sector were no exception. Christopher & Banks beat earnings expectations and its stock doubled. Michaels Stores rang up a 50% gain on solid results, while Coach bagged a 30% rise on rapid sales and earnings growth.

     Foreign stocks have underperformed for several years, causing some of these stocks to become relatively cheap. Calling on our international team, we rebuilt Liberty Acorn's foreign position to 10% of net assets. The Fund's foreign holdings jumped 27% in the quarter. Perbio Science, a Swedish supplier to the biotech industry, surged 54% on a takeover attempt. France's Neopost, a postage meter company, stamped out a 52% gain as it integrated acquisitions, cut on-line losses, and made its earnings estimates.

/s/ Ralph Wanger              /s/ Charles P. McQuaid

Ralph Wanger                  Charles P. McQuaid
Lead Portfolio Manager        Co-Portfolio Manager

/s/ Robert A. Mohn            /s/ John H. Park

Robert A. Mohn                John H. Park
Co-Portfolio Manager          Co-Portfolio Manager

WIRING HOME THE MONEY
--------------------------------------------------------------------------------
We began buying Western Wireless in early 2002 as part of a package of what we believed to be high potential, albeit high-risk telecom stocks. We believed it had a fine business model - serving under penetrated rural wireless markets via cellular licenses at 850 MHz, which allow signals to travel long distances. Only one competitor existed in over 60% of its area. We thought growth would improve once it rolled out digital phones and renewed its roaming contracts. Risk was high due to a poor balance sheet, but the stock, down over 90% from its all time high of $75, had lots of upside. We added to the Fund's position as the stock collapsed further. Growth subsequently resumed, and the company is cleaning up its balance sheet and its distracting foreign operations. While risk remains, the stock jumped to over $13 as of early July.
--------------------------------------------------------------------------------

Small-cap stocks are often more volatile and less liquid than the stocks of larger companies. Small companies may have a shorter history of operations than larger companies and may have a less diversified product line, making them more susceptible to market pressure. Investments in foreign securities have special risks, including political or economic instability, higher costs, different regulations, accounting standards, trading practices and levels of information, and currency exchange rate fluctuations.

As of 6/30/03, the Fund's positions in the holdings mentioned were: Americredit, 0.6%; Western Wireless, 0.4%; Ciphergen Biosystems, 0.2%; Avid Technology, 0.7%; Skillsoft Publishing, 0.7%; Lawson Software, 0.3%; Christopher & Banks, 1.0%; Michaels Stores, 0.8%; Coach, 0.9%; Perbio Science, 0.3%; Neopost, 0.2%.

Liberty Acorn Fund
       >AT A GLANCE                                         Ticker Symbol: ACRNX

PRETAX AND AFTER-TAX AVERAGE ANNUAL TOTAL RETURNS (CLASS Z)
---------------------------------------------------------------------
       >through June 30, 2003

                         Year
                       to Date*     1 Year      5 Years    10 Years
                      -----------------------------------------------
Returns before taxes     16.84%      4.99%       8.41%      12.47%
---------------------------------------------------------------------
Returns after taxes      16.84       4.99        6.54       10.27
on distributions
---------------------------------------------------------------------
Returns after taxes      10.34       3.06        6.55        9.81
on distributions and
sale of fund shares
---------------------------------------------------------------------
Russell 2500 (pretax)    16.92       1.41        3.65       10.27
---------------------------------------------------------------------
Russell 2000 (pretax)    17.88      -1.64        0.97        8.24
---------------------------------------------------------------------
S&P 500 (pretax)         11.76       0.25       -1.61       10.04
---------------------------------------------------------------------

Past performance, before and after taxes, cannot predict future investment results. After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for class Z shares only; after-tax returns for other share classes will vary. Indexes do not reflect any deduction for fees, expenses or taxes.

Investment returns and principal value may fluctuate, resulting in a gain or loss on sale.

*Year to date data not annualized.
---------------------------------------------------------------------

LIBERTY ACORN FUND PORTFOLIO DIVERSIFICATION
---------------------------------------------------------------------
      >as a % of net assets, as of June 30, 2003

[PIE CHART]

Information                 26.8%
Software/Services           13.1%
Computer Related Hardware    9.2%
Media                        2.7%
Telecommunications           1.8%
Real Estate                  4.9%
Energy/Minerals              7.0%
Health Care                 10.1%
Consumer Goods/Services     19.6%
Finance                     13.2%
Industrial Goods/Services   11.8%
Other*                       6.6%



*Other includes cash and other assets less liabilities of 6.0%. Foreign equities within the portfolio were 10.3% diversified by country as follows: 6.5% Europe; 1.3% Canada; 1.5% Asia without Japan; 0.3% Australia; 0.4% Japan; 0.1% Latin America; 0.2% New Zealand.
---------------------------------------------------------------------

THE VALUE OF $10,000 INVESTMENT IN LIBERTY ACORN FUND (CLASS Z)
---------------------------------------------------------------------
       >June 10, 1970 THROUGH JUNE 30, 2003

This graph compares the results of $10,000 invested in Liberty Acorn Fund at inception on June 10, 1970 to the S&P 500 Stock Index, a broad, market-weighted average of U.S. blue-chip company stock performance. The index is unmanaged and returns for both the index and the Fund include reinvested dividends and capital gains. It is not possible to invest directly in an index. The graph and table do not reflect tax deductions that a shareholder would pay on Fund distributions or the sale of Fund shares.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE CHANGES OVER TIME. VISIT LIBERTYFUNDS.COM FOR DAILY UPDATES.

LIBERTY ACORN FUND NAV ON 6/30/03: $18.11

TOTAL NET ASSETS:  $7,564.8 MILLION

[Line Graph]

   AVERAGE ANNUAL TOTAL RETURN
-----------------------------------------
  1 YEAR   5 YEARS   10 Years  LIFE OF Fund
  4.99%     8.41%     12.47%    15.79%

LIBERTY ACORN FUND              S&P 500

6/10/70                $10,000             $10,000
                         9,695               9,820
                        10,517              10,575
                        11,223              11,081
                        12,023              11,481
                        11,916              11,386
                        12,169              11,962
                        13,587              12,676
                        14,953              13,225
                        15,838              13,378
                        17,021              13,906
                        18,230              14,446
                        17,276              13,882
71                      17,397              13,928
                        17,289              13,389
                        17,640              13,908
                        17,571              13,846
                        16,516              13,304
                        15,678              13,307
                        17,828              14,490
                        18,652              14,788
                        19,649              15,197
                        20,119              15,323
                        20,673              15,427
                        20,825              15,731
                        20,562              15,425
                        19,521              15,498
                        19,130              16,070
                        18,962              16,029
                        18,920              16,219
                        19,745              17,001
                        19,368              17,242
                        18,270              16,985
                        16,883              16,386
                        16,563              16,399
                        15,055              15,374
                        13,638              15,515
73                      13,638              15,453
                        15,215              16,081
                        14,555              15,533
                        16,825              16,196
                        17,469              16,223
                        14,877              14,424
                        14,770              14,709
                        15,111              14,604
                        15,188              14,593
                        15,018              14,294
                        13,824              13,781
                        12,925              13,365
                        12,507              13,213
                        11,718              12,366
                        10,622              11,176
                         9,697               9,889
                        12,016              11,551
                        11,436              10,987
                        10,684              10,816
                        12,371              12,191
                        12,896              12,969
                        13,023              13,299
                        13,642              13,976
                        14,928              14,642
75                      15,945              15,342
                        15,106              14,353
                        14,224              14,100
                        13,647              13,661
                        14,160              14,554
                        14,224              14,964
                        13,951              14,842
                        16,286              16,649
                        17,971              16,509
                        18,959              17,065
                        18,943              16,933
                        19,462              16,745
                        20,499              17,487
                        19,796              17,403
                        19,862              17,371
                        20,727              17,819
                        19,927              17,488
                        21,217              17,417
                        23,047              18,394
                        24,091              17,524
                        23,235              17,205
                        23,910              17,024
                        24,486              17,095
                        24,980              16,759
77                      26,609              17,587
                        26,442              17,369
                        25,778              17,071
                        25,629              17,097
                        24,667              16,431
                        26,740              16,950
                        27,171              17,077
                        25,529              16,097
                        25,781              15,771
                        26,754              16,235
                        28,919              17,699
                        30,094              17,862
                        30,094              17,617
                        32,150              18,643
                        35,492              19,204
                        34,746              19,143
                        28,519              17,474
                        30,827              17,848
                        31,777              18,200
                        33,357              19,006
                        32,584              18,396
                        36,376              19,493
                        36,505              19,617
                        37,057              19,189
79                      40,132              20,024
                        41,505              20,293
                        44,852              21,464
                        45,299              21,555
                        42,063              20,175
                        45,615              21,134
                        47,790              21,586
                        50,478              22,928
                        50,602              22,927
                        42,258              20,697
                        44,557              21,655
                        47,393              22,769
                        49,112              23,490
                        52,127              25,123
                        54,233              25,378
                        56,697              26,125
                        57,876              26,653
                        61,794              29,493
                        62,594              28,602
                        61,405              27,406
                        61,125              27,882
                        65,119              28,997
                        65,446              28,437
                        66,637              28,510
81                      64,185              28,331
                        61,688              28,389
                        57,934              26,750
                        54,132              25,432
                        57,601              26,804
                        58,955              27,911
                        58,005              27,195
                        55,855              26,840
                        54,397              25,339
                        53,546              25,207
                        55,248              26,346
                        54,300              25,448
                        53,692              25,066
                        52,746              24,620
                        55,713              27,609
                        56,586              27,953
                        62,596              31,170
                        67,559              32,430
                        68,208              33,054
                        71,999              34,283
                        75,491              35,069
                        77,580              36,365
                        80,463              39,229
                        85,066              38,888
83                      87,777              40,401
                        85,604              39,209
                        83,886              39,799
                        85,389              40,347
                        82,357              39,881
                        85,255              40,722
                        85,389              40,510
                        82,836              40,284
                        79,614              38,866
                        80,298              39,539
                        80,213              39,914
                        77,304              37,705
                        79,417              38,524
                        78,264              38,046
                        87,575              42,248
                        87,719              42,258
                        87,978              42,421
                        87,402              41,946
                        89,045              43,051
                        98,794              46,406
                       100,452              46,974
                        99,746              47,005
                        99,838              46,961
                       105,733              49,674
85                     107,107              50,452
                       108,625              50,379
                       107,665              49,948
                       103,142              48,386
                       107,696              50,621
                       114,788              54,092
                       117,142              56,710
                       119,848              57,027
                       126,521              61,289
                       132,668              64,709
                       134,936              63,980
                       139,176              67,383
                       141,429              68,523
                       134,782              64,690
                       138,982              69,487
                       132,005              63,743
                       134,914              67,418
                       136,502              69,096
                       136,843              67,295
                       147,564              76,357
                       157,864              79,373
                       160,298              81,664
                       155,055              80,938
                       158,913              81,640
87                     164,942              85,763
                       170,980              90,107
                       179,878              93,470
                       180,519              91,420
                       135,087              71,732
                       133,089              65,827
                       142,923              70,828
                       147,022              73,808
                       158,881              77,248
                       159,366              74,861
                       163,642              75,689
                       161,394              76,343
                       169,946              79,848
                       171,144              79,544
                       167,856              76,844
                       173,543              80,118
                       174,832              82,349
                       172,344              81,175
                       178,370              82,591
                       185,925              88,639
                       189,702              86,431
                       192,253              88,447
                       200,936              93,039
                       208,099              96,803
89                     204,223              96,255
                       215,945             104,944
                       221,422             106,997
                       226,493             106,562
                       213,358             104,089
                       217,568             106,211
                       222,681             108,761
                       208,258             101,460
                       210,852             102,766
                       217,234             105,490
                       210,956             102,858
                       226,002             112,887
                       229,686             112,125
                       226,379             111,766
                       195,903             101,664
                       175,081              96,716
                       170,959              96,304
                       177,743             102,529
                       183,674             105,386
                       194,615             109,975
                       210,518             117,839
                       219,033             120,693
                       226,082             120,979
                       236,741             126,198
91                     226,533             120,416
                       237,001             126,029
                       245,977             129,014
                       246,204             126,856
                       253,986             128,561
                       246,772             123,381
                       270,641             137,492
                       285,157             134,930
                       295,551             136,684
                       293,460             134,018
                       284,576             137,954
                       285,796             138,630
                       278,828             136,567
                       289,313             142,146
                       284,681             139,238
                       289,723             140,877
                       305,027             141,361
                       322,837             146,174
                       336,210             147,928
                       350,678             149,205
                       349,705             151,239
                       368,610             154,429
                       359,370             150,697
                       388,973             154,728
93                     393,411             155,182
                       391,413             154,556
                       417,246             160,421
                       429,428             159,193
                       445,772             162,484
                       428,938             160,935
                       444,889             162,882
                       447,121             168,418
                       441,700             163,847
                       420,332             156,704
                       423,840             158,714
                       419,057             161,318
                       404,705             157,364
                       417,781             162,532
                       437,059             169,194
                       431,588             165,057
                       429,979             168,765
                       413,243             162,619
                       411,750             165,032
                       404,013             169,311
                       417,133             175,910
                       423,188             181,101
                       427,897             186,433
                       441,017             193,884
95                     458,846             198,388
                       481,143             204,967
                       486,243             205,482
                       496,104             214,155
                       475,362             213,389
                       488,963             222,756
                       497,407             227,047
                       505,453             234,775
                       525,203             236,952
                       535,444             239,232
                       563,972             242,760
                       584,087             249,020
                       572,749             249,970
                       543,209             238,927
                       563,988             243,967
                       584,766             257,697
                       581,798             264,805
                       598,124             284,821
                       609,569             279,177
                       631,050             296,619
                       622,944             297,752
                       594,573             286,661
                       597,816             303,775
                       645,235             322,269
97                     674,822             336,708
                       709,392             363,498
                       712,680             343,135
                       767,344             361,926
                       744,739             349,840
                       744,739             366,035
                       761,852             372,320
                       748,400             376,439
                       803,106             403,589
                       853,328             424,257
                       865,884             428,524
                       833,150             421,159
                       850,978             438,266
                       802,766             433,600
                       656,313             370,910
                       684,967             394,671
                       719,533             426,775
                       749,097             452,640
                       807,685             478,724
                       807,206             498,743
                       770,776             483,242
                       778,925             502,576
                       842,677             522,039
                       856,098             509,711
99                     901,844             537,999
                       914,942             521,200
                       888,260             518,622
                       883,409             504,404
                       910,091             536,324
                       974,612             547,226
                     1,077,260             579,455
                     1,051,090             550,342
                     1,129,000             539,924
                     1,081,910             592,744
                     1,044,700             574,911
                     1,022,610             563,116
                     1,062,100             576,998
                     1,066,420             567,977
                     1,144,140             603,257
                     1,163,260             571,409
                     1,133,650             568,993
                     1,074,000             524,134
                     1,185,610             526,699
                     1,207,650             545,386
                     1,177,340             495,657
                     1,124,300             464,257
                     1,223,500             500,334
                     1,275,170             503,686
01                   1,293,240             491,427
                     1,268,730             486,590
                     1,218,320             456,128
                     1,053,070             419,295
                     1,097,880             427,290
                     1,182,610             460,066
                     1,258,360             464,097
                     1,246,390             457,324
                     1,230,910             448,504
                     1,320,990             465,372
                     1,318,180             437,158
                     1,278,770             433,937
                     1,214,020             403,024
                     1,070,450             371,610
                     1,079,600             374,050
                     1,015,550             333,398
                     1,058,480             362,743
                     1,126,750             384,093
                     1,090,860             361,529
                     1,065,520             352,058
                     1,048,630             346,776
                     1,062,000             350,143
                     1,154,200             378,984
                     1,236,540             398,952
6/30/03              1,274,543             404,041


---------------------------------------------------------------------

LIBERTY ACORN FUND TOP 10 HOLDINGS (AS A % OF NET ASSETS)
---------------------------------------------------------------------

1. INTERNATIONAL GAME
Technology                                   3.0%
Slot Machines & Progressive Jackpots

2. XTO ENERGY                                1.7%
Natural Gas Producer

3. FIRST HEALTH GROUP                        1.6%
PPO Network

4. EXPEDITORS INTERNATIONAL
OF WASHINGTON                                1.3%
International Freight Forwarder

5. CHRISTOPHER & BANKS                       1.0%
Women's Apparel Retailer

6. LINCARE HOLDINGS                          1.0%
Home Health Care Services

7. SEI INVESTMENTS                           0.9%
Mutual Fund Administration & Investment
Management

8. COACH                                     0.9%
Designer & Retailer of Branded Leather
Accessories

9. HARLEY-DAVIDSON                           0.9%
Motorcycles & Related Merchandise

10.ITT EDUCATIONAL SERVICES                  0.9%
Post-secondary Degree Programs

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings.

---------------------------------------------------------------------
                                        7

Liberty Acorn International
   >In a Nutshell

Photo of: Leah Joy Zell

Photo of: P. Zachary Egan

Photo of: Louis J. Mendes III

     Liberty Acorn International soared 21.50% in the three months from March through June. This represents the second best quarterly performance in the Fund's history. It was a particularly good period for international small-cap stocks, with the Citigroup EMI Global ex-US Index up 23.19%, against a 19.27% gain for the larger cap MSCI EAFE Index. Year-to-date, the Fund is up 13.69% vs. a 17.80% return for the Citigroup EMI Global ex-US Index.

     Several trends converged to drive stock prices higher globally. The quick end to the war in Iraq, accompanied by a drop in oil prices, lowered the perceived risk in owning equities. Simultaneously, the Federal Reserve Bank and central banks elsewhere dropped interest rates to record levels in order to pump liquidity into the world financial system. With equities deeply oversold by mid-March, the strong stimulus sparked a powerful rally in share prices.

     At the company level, we have not seen a convincing improvement in corporate fundamentals as yet but sentiment has clearly turned more positive. Several of our holdings, from Sky City Entertainment in New Zealand to Givaudan in Switzerland, have announced large share buybacks. At the end of June, Perbio Science of Sweden received a takeover offer from U.S.-based Fisher Scientific. After quarter end, another of our names, JCG Holding in Hong Kong, announced it is in talks to go private. This flurry of corporate activity is in sharp contrast to the subdued environment of the last three years.

     Our core strategy of owning companies with what we believe to be solid business models at reasonable prices remains in place. The appreciation of the euro against the dollar has tilted our geographic weighting temporarily toward Europe, but we are finding many good opportunities in Asia to redress the balance. Favored Asian themes include domestic demand driven stories such as Housing Development Finance (Indian mortgage bank) and Zhejiang Expressway (Chinese toll road operator). In Europe, the Fund is overweight in companies that may potentially benefit from regulatory change, such as Rhoen-Klinikum (German health care privatization) and Tomra Systems (Norwegian reverse vending machines for returnable beverage containers).

/s/  Leah Joy Zell               /s/ Louis J. Mendes III

Leah Joy Zell                    Louis J. Mendes III
Lead Portfolio Manager           Co-Portfolio Manager

/s/ P. Zachary Egan

P. Zachary Egan
Co-Portfolio Manager

--------------------------------------------------------------------------------
     Ralph Wanger on China:
     ---------------------------
        New Leadership at Bat

New leaders have been appointed in China, from the "fourth Generation" of Party leaders. The two most prominent were both born in 1942, are technocrats who spent many years in remote provinces, and worked their way upward in the Communist Party. Although there is no change in the idea that the Party has a tight monopoly on political power, the new leaders will build a more open and modern economy. Hu Jintao is the new President of China, and Wen Jiabao has been made Premier of the State Council. Most of us are not sure whether a Premier outranks a President or vice-versa. The answer: When they line up in order of rank, Wen is on second. Hu's on first.

     Imagine the routine Abbott and Costello could have developed if American intellectuals James Watt and Irving Howe joined Wen and Hu in a game of baseball...

     Perbio Cultivates Growth
     ---------------------------
One of the best performers in the quarter was Perbio Science. Perbio is a world-class player in the field of cell cultures used to develop medicines based on human proteins. A recent addition to the Fund, Perbio quickly became our seventh largest position after a takeover bid lifted the shares 54%.
--------------------------------------------------------------------------------

Investments in foreign securities have special risks, including political or economic instability, higher costs, different regulations, accounting standards, trading practices and levels of information, and currency exchange rate fluctuations. Small-cap stocks are often more volatile and less liquid than the stocks of larger companies. Small companies may have a shorter history of operations than larger companies and may have a less diversified product line, making them more susceptible to market pressure.

As of 6/30/03, the fund's positions in the holdings mentioned were: Sky City Entertainment, 0.7%; Givaudan, 0.9%; Perbio Science, 1.2%; Fisher Scientific, 0.0%; Jcg Holding, 0.4%; Housing Development Finance, 1.3%; Zhejiang Expressway, 0.3%; Rhoen-klinikum, 1.8%; Tomra Systems, 0.3%.

Liberty Acorn International
     >At a Glance                                           Ticker Symbol: ACINX


PRETAX AND AFTER-TAX AVERAGE ANNUAL TOTAL RETURNS (CLASS Z)
---------------------------------------------------------------------
     >through June 30, 2003


                          Year
                       to  date*    1 Year     5 Years     10 Years
                      -----------------------------------------------
 Returns before taxes    13.69%     -5.68%       0.65%       6.88%
---------------------------------------------------------------------
 Returns after taxes     13.49      -5.93       -0.49        5.97
 on distributions
---------------------------------------------------------------------
 Returns after taxes      8.40      -3.49        0.67        5.77
 on distributions and
 sale of fund shares
---------------------------------------------------------------------
 Citigroup EMI Global    17.80       1.88       -0.46        2.22
 ex-US (pretax)
---------------------------------------------------------------------

Past performance, before and after taxes, cannot predict future investment results. After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for class Z shares only; after-tax returns for other share classes will vary. Indexes do not reflect any deduction for fees, expenses or taxes.

Investment returns and principal value may fluctuate, resulting in a gain or loss on sale.

* Year to date data not annualized.
---------------------------------------------------------------------

LIBERTY ACORN INTERNATIONAL PORTFOLIO DIVERSIFICATION
---------------------------------------------------------------------
     >as a % of net assets, as of June 30, 2003
[Pie Chart]

Industrials                          20.8%
Technology Services                   1.4%
Utilities                             3.3%
Real Estate                           3.4%
Broadcasting/Media Content            5.8%
Business Services                     7.9%
Financials                            8.4%
Consumer Goods/Services              20.8%
Health Care                          10.2%
Other*                                9.4%
Energy                                8.6%

*Other includes cash and other assets less liabilities of 4.0%.
---------------------------------------------------------------------

THE VALUE OF A $10,000 INVESTMENT IN LIBERTY ACORN INTERNATIONAL (CLASS Z)
---------------------------------------------------------------------
     >September 23, 1992 through June 30, 2003

This graph compares the results of $10,000 invested in Liberty Acorn International at inception on September 23, 1992 to the Citigroup EMI Global ex-US, Citigroup's index of the bottom 20% of institutionally investable capital of developed and emerging countries, as selected by Citigroup, excluding the U.S. The index is unmanaged and returns for both the index and Fund include reinvested dividends and capital gains. It is not possible to invest directly in an index. The graph and table do not reflect tax deductions that a shareholder would pay on Fund distributions or the sale of Fund shares.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE CHANGES OVER TIME. VISIT LIBERTYFUNDS.COM FOR DAILY UPDATES.

LIBERTY ACORN INTERNATIONAL NAV AS OF 6/30/03: $17.43

TOTAL NET ASSETS: $1,374.9 MILLION

[Line Graph]

             AVERAGE ANNUAL TOTAL RETURN
         ------------------------------------------
         1 YEAR   5 YEARS   10 YEARS   LIFE OF FUND
         -5.68%    0.65%      6.88%      8.93%


LIBERTY ACORN INTERNATIONAL            CITIGROUP EMI GLOBAL EX-US

9/23/92                $10,000             $10,000
                        10,010              10,000
                        10,380               9,384
                        10,570               9,404
                        10,690               9,538
                        10,780               9,623
                        11,460               9,965
                        12,000              10,969
                        12,450              11,976
                        12,910              12,611
93                      12,920              12,127
                        12,920              12,500
                        13,760              13,145
                        13,910              12,871
                        14,560              12,826
                        14,620              11,753
                        15,940              12,509
                        16,630              13,760
                        16,570              13,856
                        15,850              13,629
                        15,960              14,037
                        15,870              13,834
94                      15,550              14,123
                        15,980              14,289
                        16,481              14,452
                        16,491              14,040
                        16,522              14,278
                        15,606              13,454
                        15,334              13,538
                        14,640              12,974
                        14,550              12,760
                        14,811              13,251
                        15,264              13,663
                        15,505              13,488
95                      15,727              13,339
                        16,582              14,086
                        16,411              13,753
                        16,824              13,845
                        16,300              13,431
                        16,069              13,547
                        16,703              14,056
                        17,357              14,388
                        17,881              14,556
                        18,203              14,863
                        18,787              15,629
                        19,341              15,507
96                      19,593              15,500
                        18,968              14,898
                        19,240              15,046
                        19,362              15,130
                        19,553              15,033
                        20,088              15,293
                        20,153              14,906
                        20,636              14,691
                        20,893              14,986
                        20,585              14,800
                        20,287              14,599
                        21,170              15,460
97                      21,808              15,853
                        21,951              15,700
                        20,788              15,012
                        21,660              15,253
                        20,487              14,513
                        20,269              13,841
                        20,190              13,553
                        20,476              13,978
                        22,123              15,035
                        23,857              15,762
                        24,351              15,890
                        24,769              16,025
98                      24,335              15,460
                        24,491              15,362
                        21,368              13,343
                        20,428              13,048
                        21,111              13,947
                        22,309              14,427
                        23,305              14,733
                        23,842              14,630
                        23,126              14,356
                        23,574              14,978
                        24,984              15,892
                        25,141              15,501
99                      27,222              16,104
                        28,191              16,623
                        29,002              16,916
                        29,486              16,839
                        30,759              16,686
                        35,365              17,286
                        41,761              18,462
                        41,607              18,110
                        48,298              18,807
                        46,808              18,891
                        41,359              17,650
                        38,286              17,281
00                      40,171              18,331
                        39,669              17,723
                        40,563              18,231
                        38,494              17,295
                        35,630              16,248
                        32,730              15,532
                        33,402              16,139
                        34,915              16,440
                        32,408              15,801
                        29,285              14,577
                        30,419              15,531
                        30,223              15,500
01                      28,747              14,974
                        27,591              14,535
                        27,035              14,495
                        23,354              12,608
                        24,467              13,120
                        25,850              13,660
                        26,350              13,772
                        25,708              13,523
                        25,636              13,749
                        26,977              14,645
                        27,862              14,950
                        27,748              15,428
02                      26,646              14,827
                        23,854              13,560
                        23,496              13,478
                        21,406              12,234
                        21,492              12,511
                        22,150              12,978
                        22,107              12,824
                        21,562              12,608
                        20,988              12,383
                        20,686              12,263
                        22,567              13,419
                        24,433              14,562
6/30/03                 25,134              15,106

---------------------------------------------------------------------

LIBERTY ACORN INTERNATIONAL TOP 10 HOLDINGS (AS A % OF NET ASSETS)
---------------------------------------------------------------------

1. RHOEN-KLINIKUM (Germany)                  1.8%
Hospital Management

2. NEOPOST (France)                          1.6%
Postage Meter Machines

3. ANGLO IRISH BANK (Ireland)                1.5%
Corporate Lending: Private Banking

4. KERRY GROUP (Ireland)                     1.5%
Food Ingredients

5. HUNTER DOUGLAS (Netherlands)              1.3%
Decorative Window Coverings

6. HOUSING DEVELOPMENT                       1.3%
FINANCE (India)
Mortgage Loan Provider in India

7. PERBIO SCIENCE (Sweden)                   1.2%
Consumables to Biotech/Pharmaceutical
Industries

8. CORUS ENTERTAINMENT
(Canada)                                     1.2%
CATV Programming

9. TALISMAN ENERGY (Canada)                  1.2%
Oil & GAS PRODUCER

10.SYNTHES-STRATEC (Switzerland)             1.1%
Products for Orthopedic Surgery

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings.
---------------------------------------------------------------------

Liberty Acorn USA
     >In a Nutshell

Photo of: Robert A. Mohn

     Liberty Acorn USA was up 23.22% for the second quarter, performing in line with the 23.42% gain of the Russell 2000. Year-to-date, the Fund is up 20.03%, outperforming a 17.88% gain for the benchmark.

     Western Wireless was 2003's top performer through June 30. Up over 117% year-to-date, this rural cellular service provider is adding new subscribers at a fast pace and is operating with positive free cash flow, a rarity in the cellular business. Technology winners included software companies Micros Systems and Kronos, and Integrated Circuit Systems, a manufacturer of silicon timing devices used in computers. In our current economic environment, 10% revenue growth for a technology stock is considered to be very strong and Kronos and Integrated Circuit Systems are both growing at better than a 10% rate.

     Fund returns were also boosted by the strong performance of companies perceived to benefit from economic growth. Auto lender AmeriCredit and loan provider World Acceptance were among the top contributors to the Fund. After several quarters of dismal performance, AmeriCredit came back strong with a 161% rebound in Liberty Acorn USA for the quarter. Year-to-date, the stock moved into positive territory as well, up 11%. World Acceptance saw an 81% quarterly increase and is up nearly 114% so far in 2003.

     After a rough first quarter, biotechnology stocks rebounded in the second quarter. Nektar Therapeutics was up 46% for the three months on positive news related to its development of inhaled insulin. Techne supplies reagents used in the biotech industry so it benefited by association during the quarter's biotech uptick.

     Women's fashion retailer Christopher & Banks also provided strong year-to-date and second quarter returns. Up 78% for the six months and 109% this last quarter, the market responded favorably to continued strong sales within this growing franchise.

     Despite mixed signals on the economy, the perception that a recovery is imminent fueled the quarter's rally in more speculative names. We are pleased that the Fund matched the benchmark rise without having a portfolio loaded with fundamentally questionable stocks. The Fund's stocks have real earnings or fill a niche that we believe is primed for future success. The majority of the companies in Liberty Acorn USA's portfolio have been generating real value even during the downturn of the last three years.

/s/ Robert A. Mohn

Robert A. Mohn
Lead Portfolio Manager

--------------------------------------------------------------------------------
Zebra Technologies Earns
---------------------------
                Its Stripes

Zebra Technologies is the leading provider of bar code printers, which are used in a variety of industries to produce labels for inventory tracking. We liked Zebra's stock due to the company's respectable financial performance during the tech meltdown and solid growth prospects. Although bar coding was already widely used, Zebra's increased investment in R&D and marketing began to create opportunities in under-served market segments. One example is healthcare, where bar coding is being implemented to reduce costs and errors in ordering and administering drugs. Zebra is also a leader in plastic card printers, a business that should benefit as organizations spend more on personal identification and security. Finally, we believe Zebra is well-positioned in radio-frequency identification (RFID). Zebra's stock appreciated 31% year-to-date.
--------------------------------------------------------------------------------

Small-cap stocks are often more volatile and less liquid than the stocks of larger companies. Small companies may have a shorter history of operations than larger companies and may have a less diversified product line, making them more susceptible to market pressure.

As of 6/30/03, the Fund's positions in the holdings mentioned were: Western Wireless, 2.5%; Micros Systems, 4.1%; Kronos, 2.6%; Integrated Circuit Systems, 1.3%; Americredit, 1.9%; World Acceptance, 2.1%; Nektar Therapeutics, 1.6%; Techne, 1.6%; Christopher & Banks, 1.8%; Zebra Technologies, 2.3%.

Liberty Acorn USA
     >At a Glance                                           Ticker Symbol: AUSAX

PRETAX AND AFTER-TAX AVERAGE ANNUAL TOTAL RETURNS (CLASS Z)
---------------------------------------------------------------------
    >through June 30, 2003


                           Year                            Life of
                        to date*     1 Year      5 Years    Fund
                       ----------------------------------------------
Returns before taxes     20.03%      2.39%       3.98%      11.72%
---------------------------------------------------------------------
Returns after taxes      20.03       2.39        3.10       10.88
on distributions
---------------------------------------------------------------------

Returns after taxes      12.30       1.47        3.02        9.63
on distributions and
sale of fund shares
---------------------------------------------------------------------

Russell 2000 (pretax)    17.88      -1.64        0.97        5.79
---------------------------------------------------------------------

Past performance, before and after taxes, cannot predict future investment results. After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for class Z shares only; after-tax returns for other share classes will vary. Indexes do not reflect any deduction for fees, expenses or taxes.

Investment returns and principal value may fluctuate, resulting in a gain or loss on sale.

*Year to date data not annualized.
---------------------------------------------------------------------

LIBERTY ACORN USA PORTFOLIO DIVERSIFICATION
---------------------------------------------------------------------
     >as a % of net assets, as of June 30, 2003

[Pie Chart]

Information                    39.1%
Software/Services              22.4%
Telecommunications              6.9%
Media                           3.6%
Computer Related Hardware       6.2%
Industrial Goods/Services       5.0%
Energy/Minerals                 5.5%
Finance                        11.2%
Health Care                    17.2%
Consumer Goods/Services        13.8%
Other*                          8.2%

*Other includes cash and other assets less liabilities of 7.4%.
---------------------------------------------------------------------

THE VALUE OF A $10,000 INVESTMENT IN LIBERTY ACORN USA (CLASS Z)
---------------------------------------------------------------------
     >September 4, 1996 through June 30, 2003

This graph compares the results of $10,000 invested in Liberty Acorn USA at inception on September 4, 1996 to the Russell 2000 Index, a market-weighted index of 2,000 smaller U.S. companies formed by taking the largest 3,000 U.S. companies and eliminating the largest 1,000. The index is unmanaged and returns for both the index and the Fund include reinvested dividends and capital gains. It is not possible to invest directly in an index. The graph and table do not reflect tax deductions that a shareholder would pay on Fund distributions or the sale of Fund shares.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE CHANGES OVER TIME. VISIT LIBERTYFUNDS.COM FOR DAILY UPDATES.

LIBERTY ACORN USA NAV AS OF 6/30/03: $17.14

TOTAL NET ASSETS: $424.9 MILLION

[Line Graph]

   AVERAGE ANNUAL TOTAL RETURN
---------------------------------
 1 YEAR   5 YEARS   LIFE OF FUND
 2.39%     3.98%       11.72%

 LIBERTY ACORN USA        RUSSELL 2000

9/4/96                 $10,000             $10,000
                        10,720              10,360
                        10,810              10,200
                        11,260              10,621
12/96                   11,650              10,899
                        12,210              11,117
                        11,920              10,847
                        11,480              10,335
                        11,420              10,364
                        12,510              11,517
6/97                    13,320              12,011
                        14,000              12,570
                        14,350              12,857
                        15,340              13,798
                        15,140              13,192
                        15,170              13,107
12/97                   15,413              13,336
                        15,077              13,126
                        16,320              14,096
                        17,401              14,678
                        17,992              14,759
                        17,228              13,964
6/98                    17,525              13,993
                        16,592              12,861
                        13,936              10,363
                        14,151              11,174
                        14,654              11,630
                        15,402              12,239
12/98                   16,305              12,997
                        15,776              13,169
                        14,895              12,103
                        15,016              12,292
                        16,096              13,393
                        16,735              13,589
6/99                    17,650              14,203
                        18,048              13,814
                        16,822              13,302
                        16,866              13,305
                        17,860              13,359
                        18,810              14,157
12/99                   20,059              15,759
                        19,053              15,506
                        19,867              18,067
                        19,820              16,876
                        17,568              15,860
                        16,526              14,936
6/00                    16,834              16,238
                        16,748              15,715
                        17,765              16,915
                        17,643              16,417
                        17,655              15,685
                        16,626              14,075
12/00                   18,255              15,283
                        19,407              16,079
                        19,370              15,024
                        18,905              14,289
                        21,196              15,407
                        22,384              15,786
6/01                    23,009              16,331
                        23,254              15,447
                        22,617              14,948
                        19,346              12,936
                        19,395              13,693
                        20,546              14,753
12/01                   21,770              15,663
                        22,031              15,500
                        21,286              15,075
                        23,100              16,287
                        23,448              16,436
                        22,131              15,706
6/02                    20,801              14,927
                        17,968              12,672
                        17,707              12,640
                        16,390              11,732
                        17,173              12,109
                        18,664              13,189
12/02                   17,744              12,455
                        17,483              12,110
                        17,247              11,744
                        17,284              11,895
                        18,974              13,023
                        20,963              14,421
6/30/03                 21,298              14,682

---------------------------------------------------------------------

LIBERTY ACORN USA TOP 10 HOLDINGS (AS A % OF NET ASSETS)
---------------------------------------------------------------------

1. FIRST HEALTH GROUP                 4.2%
PPO Network

2. MICROS SYSTEMS                     4.1%
Information Systems for
Restaurants & Hotels

3. ITT EDUCATIONAL SERVICES           3.0%
Post-secondary Degree Programs

4. KRONOS                             2.6%
Labor Management Solutions

5. JDA SOFTWARE                       2.6%
Applications/Software & Services
for Retailers

6. EDWARDS LIFESCIENCES               2.5%
Heart Valves

7. WESTERN WIRELESS                   2.5%
Phone Services

8. HCC INSURANCE HOLDINGS             2.4%
Aviation Insurance

9. COMMONWEALTH
TELEPHONE                             2.4%
Rural Phone Franchises & CLEC

10.ZEBRA TECHNOLOGIES                 2.3%
Bar Code Printers

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings.

---------------------------------------------------------------------

Liberty Acorn Foreign Forty
     >In A Nutshell

Photo of: Todd M. Narter

Photo of: Christopher J. Olson

     Liberty Acorn Foreign Forty rose 19.71% for the quarter, performing better than the MSCI EAFE and slightly less than its Citigroup benchmark. The MSCI EAFE Index rose 19.27% and the Citigroup World ex-US Cap Range $2-10B Index rose 19.97% over the three months. The markets have rebounded strongly for the quarter and year so far and the Fund has performed roughly in-line. Year-to-date, the Fund is up 10.28%, vs. 9.47% for the MSCI EAFE Index and 12.81% for the benchmark.

     Germany was one of the best-performing developed markets in the second quarter, up 27%. The Fund was not only overweighted in Germany, but our German stocks performed better than the strong German market. Rhoen-Klinikum, a hospital management company that is one of the Fund's largest holdings, rebounded nicely from a weak first quarter that saw the share price slide 7%. In the second quarter, the shares increased 32%. Deutsche Boerse, the German stock exchange, benefited from the strong stock market and finished the quarter up 37%.

     On the downside, the Fund's weakest performing holdings for the quarter were based in Japan. Orix, a financial services firm that provides loans, insurance and banking services throughout the world, was our worst performer, down 13%. Oriental Land, a Disney theme park operator in Tokyo, continued to suffer from the impact of bad weather and light foot traffic into the park. The shares were off 6% in the second quarter. We opted to sell both of these stocks in the quarter.

     Liberty Acorn Foreign Forty has been underweight in Japan vs. the benchmark for quite some time. So far, we have been right to be underweight, as Japan has been in a market for the last 10 years. We have not seen a positive change in the Japanese economic outlook, and better ideas have been found elsewhere.

/s/ Todd M. Narter                 /s/ Christopher J. Olson

Todd M. Narter                     Christopher J. Olson
Co-Portfolio Manager               Co-Portfolio Manager

--------------------------------------------------------------------------------
   What's A Franking Machine?
   -------------------------

A franking machine is an electronic postage meter. Perhaps you've seen one in the mailroom of your firm. They're great to have around because mail can be sent out faster and more efficiently. The machines are also more secure, eliminating the need to keep large amounts of stamps or petty cash around; and they help save money because the postage paid is the exact amount necessary, not the fixed rate of postage stamps.

     Neopost is the world's second largest supplier of franking machines. With high barriers to entry, a consolidating industry and huge recurring revenues (60% of sales) we believe Neopost is a good business. For the quarter, the stock was up 52% in Liberty Acorn Foreign Forty.
--------------------------------------------------------------------------------

Mid-cap stocks tend to be more volatile and may be less liquid than the stocks of larger companies. Investments in foreign securities have special risks, including political or economic instability, higher costs, different regulations, accounting standards, trading practices and levels of information, and currency exchange rate fluctuations.

As of 6/30/03, the Fund's positions in the holdings mentioned were:
Rhoen-Klinikum, 3.6%; Deutsche Boerse, 2.7%; Orix, 0.0%; Oriental Land, 0.0%; Neopost, 3.2%.

Liberty Acorn Foreign Forty
   >At a Glance                                             Ticker Symbol: ACFFX

PRETAX AND AFTER-TAX AVERAGE ANNUAL TOTAL RETURNS (CLASS Z)
---------------------------------------------------------------------
   >through June 30, 2003

                          Year                              Life
                        to date*     1 Year      3 Years   of Fund
                        ---------------------------------------------
Returns before taxes     10.28%     -4.32%     -16.58%       3.13%
---------------------------------------------------------------------
Returns after taxes      10.25      -4.34      -16.62        3.02
on distributions
---------------------------------------------------------------------
Returns after taxes       6.31      -2.65      -12.74        2.51
on distributions and
sale of fund shares
---------------------------------------------------------------------
Citigroup World          12.81      -3.02       -6.26        0.83
ex-US Cap Range
$2-10B (pretax)
---------------------------------------------------------------------

Past performance, before and after taxes, cannot predict future investment results. After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for class Z shares only; after-tax returns for other share classes will vary. Indexes do not reflect any deduction for fees, expenses or taxes.

Investment returns and principal value may fluctuate, resulting in a gain or loss on sale.

*Year to date data not annualized.
---------------------------------------------------------------------

LIBERTY ACORN FOREIGN FORTY PORTFOLIO DIVERSIFICATION
---------------------------------------------------------------------
    >as a % of net assets, as of June 30, 2003

[Pie Chart]

Information Technology               28.1%
Energy/Minerals                       6.7%
Finance                              11.6%
Health Care                          13.5%
Consumer Goods/Services              16.6%
Industrial Goods/Services            14.9%
Other*                                8.6%

*Other includes cash and other assets less liabilities of 4.7%.
---------------------------------------------------------------------

THE VALUE OF A $10,000 INVESTMENT IN LIBERTY ACORN FOREIGN FORTY (CLASS Z)
---------------------------------------------------------------------
     >November 23, 1998 through June 30, 2003

This graph compares the results of $10,000 invested in Liberty Acorn Foreign Forty at inception on November 23, 1998 to the Citigroup World ex-US Cap Range $2-10B Index, a subset of Citigroup's Broad Market Index, representing a mid-cap developed market index excluding the U.S. The index and Fund returns include reinvested dividends and capital gains. It is not possible to invest directly in an index. The graph and table do not reflect tax deductions that a shareholder would pay on Fund distributions or the sale of Fund shares.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE CHANGES OVER TIME. VISIT LIBERTYFUNDS.COM FOR DAILY UPDATES.

LIBERTY ACORN FOREIGN FORTY NAV ON 6/30/03: $11.34

TOTAL NET ASSETS: $33.6 MILLION

[Line Graph]

               AVERAGE ANNUAL TOTAL RETURN
            --------------------------------
              1 YEAR  3 YEARS  LIFE OF FUND
              -4.32%  -16.58%    3.13%


LIBERTY ACORN FOREIGN FORTY     CITIGROUP WORLD EX-US CAP RANGE $2-10B

11/23/98               $10,000             $10,000
                        10,140              10,045
12/98                   11,000              10,339
                        11,790              10,310
                        11,590              10,052
3/99                    11,980              10,449
                        12,240              11,032
                        12,170              10,567
6/99                    13,110              10,953
                        13,511              11,362
                        13,771              11,490
9/99                    13,621              11,530
                        14,132              11,535
                        16,999              11,864
12/99                   19,975              12,772
                        19,665              12,154
                        24,245              12,311
3/00                    23,093              12,680
                        21,258              12,172
                        18,923              11,976
6/00                    19,853              12,611
                        19,469              12,203
                        20,266              12,586
9/00                    19,237              12,168
                        18,480              11,791
                        16,128              11,440
12/00                   17,309              11,998
                        17,874              11,939
                        15,826              11,505
3/01                    13,706              10,607
                        14,413              11,391
                        14,382              11,293
6/01                    13,763              10,999
                        13,062              10,723
                        12,778              10,626
9/01                    10,625               9,392
                        11,305               9,769
                        11,925              10,118
12/01                   12,280              10,140
                        11,650               9,841
                        11,508               9,991
3/02                    11,915              10,562
                        12,290              10,756
                        12,433              11,097
6/02                    12,047              10,712
                        10,746               9,753
                        10,950               9,730
9/02                    10,147               8,859
                        10,127               9,017
                        10,381               9,476
12/02                   10,452               9,209
                         9,944               8,978
                         9,528               8,810
3/03                     9,629               8,660
                        10,533               9,425
                        11,447              10,101
6/30/03                 11,527              10,389


---------------------------------------------------------------------

LIBERTY ACORN FOREIGN FORTY TOP 10 HOLDINGS (AS A % OF NET ASSETS)
---------------------------------------------------------------------

1. ANGLO IRISH BANK (Ireland)                4.2%
Corporate Lending: Private Banking

2. KERRY GROUP (Ireland)                     4.1%
Food Ingredients

3. TALISMAN ENERGY (Canada)                  4.0%
Oil & Gas Producer

4. SYNTHES-STRATEC (Switzerland)             3.6%
Products for Orthopedic Surgery

5. RHOEN-KLINIKUM (Germany)                  3.6%
Hospital Management

6. CORUS ENTERTAINMENT
(Canada)                                     3.2%
CATV Programming

7. TVB (Hong Kong)                           3.2%
Television Programming & Broadcasting

8. NEOPOST (France)                          3.2%
Postage Meter Machines

9. DEPFA BANK (Ireland)                      3.0%
International Public Sector Finance

10.COMPASS GROUP
(United Kingdom)                             3.0%
International Concession & Contract Caterer

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings.
---------------------------------------------------------------------

Liberty Acorn Twenty
     >In a Nutshell

Photo of: John H. Park

     Liberty Acorn Twenty gained 14.41% for the June quarter, trailing the 17.63% return for the S&P MidCap 400 and the S&P 500's 15.39% gain. While a 14.41% return may be a satisfactory absolute return, we were disappointed that the Fund lost ground against its benchmarks. Liberty Acorn Twenty's lagging relative performance was not due to any large losses. In fact, only three of the Fund's 24 stocks lost money during the quarter and the worst-performing stock was down only 6%. Rather, stocks with positive returns were not up sufficiently for the Fund to match or exceed its benchmark indexes. The year-to-date picture was brighter. The Fund was up 16.52% vs. a 12.41% return for the S&P MidCap 400 and an 11.76% gain for the S&P 500.

     The best performing stock for the quarter was Techne, a long-time Liberty Acorn Twenty holding, up 47% after reporting good earnings growth. Techne manufactures reagents for the life-sciences industry. Synopsys, which makes software for the design of semiconductor chips, gained 46%, boosted by strong earnings and a positive future outlook. We maintained the Fund's positions in both stocks.

     On the losing side, fashion retailer Abercrombie & Fitch fell 6% as some investors may have been disappointed with same-store sales trends. Our analyst, Susie Hultquist, likes the prospects for this stock so we added to the Fund's position on the dip. Expeditors International of Washington fell 4% during the quarter due, in part, to concerns of SARS impacting its freight forwarding and logistics business. It's been our experience that small losses in such a short time period are more of a random result than a reaction to any major fundamental changes.

     Looking forward, we continue to like the Fund's prospects given our stocks' reasonable valuations combined with what we believe are the exceptional characteristics of our portfolio companies. We believe this approach will continue to provide above average returns with below average risk over a long-term investment horizon.

/s/ John H. Park

John H. Park
Lead Portfolio Manager

--------------------------------------------------------------------------------
   JD Edwards Gets Noticed
   -----------------------

A couple of years ago analyst Ben Andrews noticed that the enterprise resource planning (ERP) software world had fought a war that left only a few players standing. One of the survivors, JD Edwards, focused on manufacturing clients and that had a large, loyal, installed customer base, but operating margins of zero percent. The catalyst? New management that reduced costs and focused on new lines of business (supply chain & CRM). Operating margins lifted to five percent, which attracted an even larger player in the ERP world, Peoplesoft, to see JD Edward's niche as valuable and offered to buy it. This offer increased JD Edward's stock price 30.5% in the quarter.
--------------------------------------------------------------------------------

Liberty Acorn Twenty is a non-diversified fund. The performance of each of its holdings will have a greater impact on the fund's total return, and may make the fund's returns more volatile than a more diversified fund. Mid-cap stocks tend to be more volatile and may be less liquid than the stocks of larger companies.

As of 6/30/03, the Fund's positions in the holdings mentioned were: Techne, 2.7%; Synopsys, 5.3%; Abercrombie & Fitch, 2.4%; Expeditors International of Washington, 4.1%; Jd Edwards, 2.0%.

Liberty Acorn Twenty
     >At a Glance                                           Ticker Symbol: ACTWX

PRETAX AND AFTER-TAX AVERAGE ANNUAL TOTAL RETURNS (CLASS Z)
---------------------------------------------------------------------
     >through June 30, 2003

                          Year                                Life
                        to date*     1 Year      3 Years    of Fund
                       ----------------------------------------------
Returns before taxes     16.52%     13.06%       7.81%       3.54%
---------------------------------------------------------------------
Returns after taxes      16.52      13.06        7.69       12.95
on distributions
---------------------------------------------------------------------
Returns after taxes on   10.15       8.02        6.32       11.05
distributions and sale
of fund shares
---------------------------------------------------------------------
S&P MidCap 400           12.41      -0.71        0.99        8.09
(pretax)
---------------------------------------------------------------------

Past performance, before and after taxes, cannot predict future investment results. After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for class Z shares only; after-tax returns for other share classes will vary. Indexes do not reflect any deduction for fees, expenses or taxes.

Investment returns and principal value may fluctuate, resulting in a gain or loss on sale.

*Year to date data not annualized.
---------------------------------------------------------------------

LIBERTY ACORN TWENTY PORTFOLIO DIVERSIFICATION
---------------------------------------------------------------------
     >as a % of net assets, as of June 30, 2003

[Pie Chart]

Consumer
Goods/Services                27.3%
Other*                         7.9%
Industrial Goods/Services      4.1%
Finance                       12.7%
Information                   25.9%
Health Care                   22.1%

*Cash and other assets less liabilities.
---------------------------------------------------------------------

THE VALUE OF A $10,000 INVESTMENT IN LIBERTY ACORN TWENTY (CLASS Z)
---------------------------------------------------------------------
     >November 23, 1998 through June 30, 2003

This graph compares the results of $10,000 invested in Liberty Acorn Twenty at inception on November 23, 1998 to the S&P MidCap 400, a broad, market-weighted index of 400 stocks that are in the next size/tier down from the S&P 500. The Index is unmanaged and returns for both the index and the Fund include reinvested dividends and capital gains. It is not possible to invest directly in an index. The graph and table do not reflect tax deductions that a shareholder would pay on Fund distributions or the sale of Fund shares.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE CHANGES OVER TIME. VISIT LIBERTYFUNDS.COM FOR DAILY UPDATES.

LIBERTY ACORN TWENTY NAV ON 6/30/03:  $16.36

TOTAL NET ASSETS:  $388.7 MILLION

[Line Graph]

        AVERAGE ANNUAL TOTAL RETURN
     ---------------------------------
       1 YEAR   3 YEARS   LIFE OF FUND
       13.06%    7.81%      13.54%


LIBERTY ACORN TWENTY        S&P MidCap 400

11/23/98               $10,000             $10,000
                        10,030               9,911
12/98                   10,710              11,109
                        11,000              10,676
                        10,710              10,117
3/99                    11,480              10,400
                        12,710              11,220
                        12,730              11,269
6/99                    13,040              11,872
                        13,190              11,620
                        12,060              11,222
9/99                    12,110              10,875
                        12,970              11,429
                        13,250              12,029
12/99                   13,848              12,744
                        13,474              12,385
                        13,555              13,252
3/00                    14,171              14,361
                        13,464              13,860
                        13,100              13,687
6/00                    14,320              13,888
                        13,931              14,107
                        15,431              15,682
9/00                    15,798              15,575
                        15,928              15,047
                        14,382              13,911
12/00                   15,465              14,975
                        15,914              15,309
                        14,984              14,435
3/01                    14,404              13,362
                        15,454              14,836
                        16,297              15,181
6/01                    16,023              15,120
                        15,870              14,895
                        15,126              14,408
9/01                    14,207              12,615
                        14,513              13,174
                        16,023              14,153
12/01                   16,703              14,885
                        16,374              14,807
                        16,023              14,826
3/02                    16,582              15,885
                        15,683              15,811
                        16,143              15,544
6/02                    15,869              14,407
                        14,860              13,011
                        15,222              13,077
9/02                    14,520              12,023
                        15,321              12,544
                        16,088              13,270
12/02                   15,397              12,725
                        15,332              12,353
                        15,376              12,058
3/03                    15,683              12,160
                        16,582              13,043
                        17,481              14,124
6/30/03                 17,942              14,304


---------------------------------------------------------------------

LIBERTY ACORN TWENTY TOP 10 HOLDINGS (AS A % OF NET ASSETS)

1. FIRST HEALTH GROUP                        9.4%
PPO Network

2. GUIDANT                                   6.9%
Stents, Defibrillators & Other Cardiac Medical
Devices

3. INTERPUBLIC GROUP                         6.2%
Advertising

4. SYNOPSYS                                  5.3%
Software for Designing Semiconductor Chips

5. ELECTRONIC ARTS                           4.6%
Entertainment Software

6. EXPEDITORS INTERNATIONAL OF
WASHINGTON                                   4.1%
International Freight Forwarder

7. HARLEY-DAVIDSON                           4.1%
Motorcycles & Related Merchandise

8. HERMAN MILLER                             4.1%
Office Furniture

9. TCF FINANCIAL                             4.0%
Great Lakes Bank

10.ASSOCIATED BANC-CORP                      3.9%
Midwest Bank

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings.
---------------------------------------------------------------------

Columbia Thermostat Fund
     >In a Nutshell

Photo of: Ralph Wanger

Photo of: Charles P. McQuaid

Photo of: Harvet Hirschhorn

     Columbia Thermostat Fund finished the quarter up 11.36%. The S&P 500 was very strong with a 15.39% quarterly gain and the Lehman U.S. Credit Intermediate Bond Index returned 4.02%.

     With the rally in equities, this was a quarter in which flexible portfolios run by Wall Street experts had a real opportunity to excel, but, comparing Thermostat's return to the Lipper Flexible Portfolio Funds Index, our "automatic" system produced very competitive results. The three-month gain for this Lipper index was 12.05%. The Fund's return was in line with the Lipper Flexible Portfolio Funds Index for the half year too. Year-to-date Thermostat is up 9.01% vs. a 9.73% return for the Lipper index.

     During the quarter we hit three reallocation triggers. The Fund's bond exposure at quarter end was 40%, up from 25% at the end of the first quarter. In keeping with our simple investment strategy, as the S&P 500 climbed, all three times we sold 5% of our stock funds and invested the proceeds in bonds.

     We are also pleased to report that assets are growing at a healthy rate in Columbia Thermostat Fund. At quarter end, the total assets were $46.3 million. This was fast growth from the $9.7 million in assets we held at the end of the first quarter. With Thermostat's fund-of-funds structure, investing the cash inflows is an easy process and, as assets grow, the expense ratio should decline, providing a boost to returns. Our thanks to you for the confidence you have shown in our system and in the fund with the funny name.

/s/ Ralph Wanger                  /s/ Charles P. McQuaid

Ralph Wanger                      Charles P. McQuaid
Co-Portfolio Manager              Co-Portfolio Manager

/s/ Harvey Hirschhorn

Harvey Hirschhorn
Co-Portfolio Manager


The value of an investment in the fund is based primarily on the performance of the under lying portfolio funds and the allocation of the fund's assets among them. An investment in the underlying funds may present certain risks, including stock market fluctuations that occur in response to economic and business developments; and a greater degree of social, political and economic volatility associated with international investing. Investing in small-and mid-cap stocks may present special risks including possible illiquidity and greater price volatility than stocks of larger, more established companies. Changes in interest rates and changes in the financial strength of issuers of lower-rated bonds may also affect underlying fund performance. The fund is also subject to the risk that the investment adviser's decisions regarding asset classes and portfolio funds will not anticipate market trends successfully, resulting in a failure to preserve capital or lower total return. In addition, the fund may buy and sell shares of the portfolio funds frequently. This may result in higher transaction costs and additional tax liability.

This is not an offer of the shares of any other mutual fund mentioned herein.

Columbia Thermostat Fund
     >At a Glance                                           Ticker Symbol: COTZX

PRETAX AND AFTER-TAX AVERAGE ANNUAL TOTAL RETURNS (CLASS Z)
---------------------------------------------------------------------
     >through June 30, 2003


                                     Year           Life
                                      to             of
                                     Date*          Fund

Returns before taxes                 9.01%         13.48%
---------------------------------------------------------------------
Returns after taxes
on distributions                     8.99          13.46
---------------------------------------------------------------------
Returns after taxes on distribu-
tions and sale of fund shares        5.54           8.28
---------------------------------------------------------------------
S&P 500 (pretax)                    11.76          20.65
---------------------------------------------------------------------
Lehman U.S. Govt. Intermediate
Bond Index (pretax)                  2.63           4.03
---------------------------------------------------------------------
Lehman U.S. Credit
Intermediate Bond
Index (pretax)                       6.36           9.63
---------------------------------------------------------------------
Lipper Flexible Portfolio
Funds Index (pretax)                 9.73          16.09
---------------------------------------------------------------------

Past performance, before and after taxes, cannot predict future investment results. After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for class Z shares only; after-tax returns for other share classes will vary. Indexes do not reflect any deduction for fees, expenses or taxes.

Investment returns and principal value may fluctuate, resulting in a gain or loss on sale.

*Year to date and life of fund data not annualized.
---------------------------------------------------------------------

PORTFOLIO WEIGHTINGS
---------------------------------------------------------------------
     >AS A % OF ASSETS IN EACH INVESTMENT CATEGORY, AS OF JUNE 30, 2003

[Pie Chart]

     STOCK MUTUAL FUNDS

Liberty Select Value          15%
Liberty Acorn Fund            20%
Liberty Acorn Twenty          15%
Liberty Growth & Income       25%
Liberty Growth Stock          25%



[Pie Chart]

      BOND MUTUAL FUNDS

Columbia High Yield           20%
Liberty Federal Securities    30%
Liberty Intermediate Bond     50%
---------------------------------------------------------------------

THE VALUE OF A $10,000 INVESTMENT IN COLUMBIA THERMOSTAT FUND (CLASS Z)
---------------------------------------------------------------------
     >SEPTEMBER 25, 2002 THROUGH JUNE 30, 2003

This graph compares the results of $10,000 invested in Columbia Thermostat Fund at inception on September 25, 2002 to the S&P 500, a broad, market-weighted average of U.S. blue-chip company stock performance, and the Lehman U.S. Govt. Intermediate Bond Index, an index comprised of 1 to 10 year treasury and agency bonds, excluding targeted investor notes and state and local government series bonds. The Lehman U.S. Credit Intermediate Bond Index is the intermediate component of the U.S. Credit Index. The U.S. Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. The Indexes are unmanaged and returns for the indexes and the Fund include reinvested dividends and capital gains. It is not possible to invest directly in an index. The graph and table do not reflect tax deductions that a share holder would pay on Fund distributions or the sale of Fund shares.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE CHANGES OVER TIME. VISIT LIBERTYFUNDS.COM FOR DAILY UPDATES.

COLUMBIA THERMOSTAT FUND NAV ON 6/30/03:  $11.34

TOTAL NET ASSETS:  $46.3 MILLION

[Line Graph]

                AVERAGE ANNUAL TOTAL RETURN
             ---------------------------------
              YEAR TO DATE   LIFE OF FUND
                 9.01%*        13.48%*



                                                    Lehman        Lehman U.S.
            Columbia                              U.S. Govt.        Credit
            Thermostat                           Intermediate     Intermediate
              Fund               S&P 500              Bond           Bond

9/25/02      $10,000             $10,000            $10,000      $10,000
9/02           9,850               9,956             10,039       10,042.8
              10,220              10,832             10,032        9,962.1
              10,700              11,469              9,953       10,044.6
12/02         10,410              10,796             10,137       10,306.8
              10,260              10,513             10,114       10,335.1
              10,100              10,355             10,228       10,517.5
3/03          10,190              10,456             10,230       10,539.3
              10,710              11,317             10,259       10,683.9
              11,200              11,913             10,420       10,956.8
6/30/03       11,348              12,065             10,403       10,962.7

* Not annualized.
---------------------------------------------------------------------

COLUMBIA THERMOSTAT FUND ASSET ALLOCATION
---------------------------------------------------------------------
     >AS A % OF NET ASSETS, AS OF JUNE 30, 2003

[Pie Chart]

Cash and Other Assets
   Less Liabilities          3.1%
Bond Mutual Funds           38.8%
Stock Mutual Funds          58.1%
---------------------------------------------------------------------
                                       17

Liberty Acorn Fund
     >Major Portfolio Changes in the Second Quarter (Unaudited)


                                                       NUMBER OF SHARES
                                                ----------------------------
                                                03/31/03            06/30/03

ADDITIONS
----------------------------------------------------------------------------
     INFORMATION

Actel                                            261,000             361,000
Actuate                                          800,000           4,534,000
Administaff                                            0             139,000
American Tower                                         0             600,000
Aspect Communications                          3,600,000           4,000,000
Avnet                                          1,610,000           1,695,000
Avocent                                          625,000             830,000
Cable Design Technologies                        406,000           1,125,000
Ciber                                          3,350,000           3,469,000
Concurrent Computer                            1,500,000           2,155,000
CTS                                                    0             630,000
Cumulus Media, Cl. A                           1,100,000           1,200,000
Deutsche Boerse (Germany)                        175,000             275,000
Dionex                                           756,000             836,000
Euronext (France)                                300,000             575,000
Hit Entertainment
  (United Kingdom)                             2,000,000           2,500,000
Hong Kong Exchanges &
  Clearing (Hong Kong)                         4,200,000           5,000,000
II VI                                            272,000             535,000
Indus International                            3,770,000           5,000,000
Insight Communications                         1,550,000           1,700,000
Integrated Circuit Systems                       960,000           1,005,000
Jabil Circuit                                  1,035,000           1,170,000
JDA Software                                   2,150,000           2,200,000
LittelFuse                                       605,000             685,000
MAPICS                                         1,900,000           2,200,000
Mediacom Communications                        2,100,000           2,500,000
Mettler Toledo                                   700,000             810,000
Moore-Wallace (Canada)                           900,000           1,000,000
MRO Software                                   1,992,000           2,035,000
Neopost (France)                                 331,900             431,900
New Horizons Worldwide                           600,000             800,000
Plantronics                                      637,000             830,000
Plexus                                         1,200,000           1,300,000
Radiant Systems                                  200,000           1,000,000
Rogers                                           169,000             380,000
Seachange International                        2,350,000           2,500,000
Skillsoft Publishing                           9,800,000           9,900,000
Supertex                                         365,000             565,000
Sybase                                           450,000           1,221,000
Systems & Computer Technology                  2,817,000           3,050,000
Tech Data                                              0             780,000
Telephone and Data Systems                       400,000             500,000
THQ                                            1,865,000           2,000,000
Trimble Navigation                               755,000             885,000
Unova                                            231,000             900,000
Varian                                           587,000             651,000
Venture (Singapore)                            1,450,000           1,750,000
Western Wireless                               2,300,000           2,750,000
Zebra Technologies                               294,000             329,000


                                                       NUMBER OF SHARES
                                                ----------------------------
                                                03/31/03            06/30/03

----------------------------------------------------------------------------
     HEALTH CARE

Aclara Biosciences                             1,792,000           1,982,000
Applera-Celera Genomics                                0             900,000
Diagnostic Products                              630,000             920,000
Edwards Lifesciences                           1,234,000           1,554,000
Essilor International (France)                   215,000             265,000
First Health Group                             3,716,000           4,296,000
Lincare Holdings                               2,166,000           2,491,000
Martek Biosciences                               435,000             519,000
Nektar Therapeutics                            1,968,000           2,055,000
Omega Pharma (Belgium)                                 0             281,000
OPG Groep (Netherlands)                          100,000             300,000
Perbio Science (Sweden)                          720,000           1,035,000
Rhoen-Klinikum (Germany)                         360,000             385,000
Sequenom                                               0           2,800,000
Smith & Nephew (United Kingdom)                1,000,000           2,000,000
Synthes-Stratec (Switzerland)                          0              20,000

----------------------------------------------------------------------------
     CONSUMER GOODS/SERVICES

Abercrombie & Fitch                              180,000             425,000
Action Performance                             1,026,000           1,276,000
Aeropostale                                      805,000           1,005,000
Alliance Gaming                                1,910,000           2,010,000
Ann Taylor                                       270,000             450,000
Argosy Gaming                                    475,000             875,000
Autogrill (Italy)                              1,067,000           1,217,000
Bally Total Fitness                            2,000,000           2,350,000
Billabong International (Australia)                    0           1,950,000
Cheesecake Factory                               158,000             243,000
Chico's Fas                                    1,850,000           2,095,000
Harley-Davidson                                1,620,000           1,745,000
Herman Miller                                  1,769,000           1,900,000
Hon Industries                                 1,010,000           1,275,000
Hunter Douglas (Netherlands)                     580,740             605,000
Hyundai Mobis (South Korea)                      275,000             575,000
International Speedway Motors                    605,000             805,000
Intrawest (Canada)                             1,935,000           2,024,500
Jurys Doyle Hotel (Ireland)                            0             620,000
Kerry Group (Ireland)                          1,300,000           1,600,000
LaQuinta                                       3,050,000           3,380,000
Lion Nathan (Australia)                        2,150,000           3,000,000
Michaels Stores                                1,450,000           1,600,000
Nautica Enterprises                              880,000             965,000
Nobia (Sweden)                                         0             550,000
Oxford Industries                                      0             265,000
Parmalat Finanziaria (Italy)                           0           3,500,000
Petco Animal Supplies                            450,000             815,000
Pinnacle Entertainment                         1,825,000           1,925,000
Polaris Industries                                     0             275,000

                                                       NUMBER OF SHARES
                                                ----------------------------
                                                03/31/03            06/30/03

ADDITIONS, CONTINUED
----------------------------------------------------------------------------
     CONSUMER GOODS/SERVICES (CONTINUED)

Scotts Company                                   570,000             795,000
SCP Pool                                         912,000           1,007,000
Sky City Entertainment
  (New Zealand)                                        0           1,500,000
Speedway Motors                                  308,000             363,000
The Warehouse Group (New Zealand)                      0           3,100,000
USS (Japan)                                      200,000             260,000
Weight Watchers                                  200,000             250,000

----------------------------------------------------------------------------
FINANCE

Anglo Irish Bank (Ireland)                     2,830,000           2,900,000
Bank of Bermuda                                  289,000             356,000
BOK Financial                                          0             297,000
Depfa Bank (Ireland)                                   0             125,000
Downey Financial                                 659,000             807,000
First Federal Capital                            550,000             700,000
Harleysville Group                                     0             700,000
Hawthorne Financial                              400,000             440,000
Housing Development Finance
  (India)                                      1,199,606           1,700,000
Intermediate Capital
  (United Kingdom)                                     0              90,000
Investment Technology Group                            0             200,000
Midwest Banc                                           0             170,000
Northbridge Financial (Canada)                         0             455,000
Ohio Casualty                                          0             800,000
Pacific Northwest Bancorp                        237,000             412,000
Philadelphia Consolidated Holding                821,000             870,000
Scottish Annuity & Life                          350,000             650,000
Selective Insurance Group                              0             308,000
West Coast Bancorp                                     0             249,000

----------------------------------------------------------------------------
     INDUSTRIAL GOODS/SERVICES

Ametek                                           925,000           1,025,000
Bacou Dalloz (France)                             50,000              65,000
Daito Trust Construction (Japan)                       0             380,000
Esco Technologies                                900,000             950,000
Florida Rock Industries                          325,000             425,000
G&K Services                                     600,000             725,000
Geberit International (Switzerland)                    0              32,000
Givaudan (Switzerland)                            27,000              37,000
Grafton Group (Ireland)                        1,560,000           2,900,000
Hughes Supply                                    475,000             600,000
Intermagnetics General                           290,000             363,000


                                                       NUMBER OF SHARES
                                                ----------------------------
                                                03/31/03            06/30/03

----------------------------------------------------------------------------
     INDUSTRIAL GOODS/SERVICES (CONTINUED)

McCarthy & Stone (United Kingdom)                      0             750,000
Mine Safety Appliances                           201,000             268,000
Munters (Sweden)                                       0             290,000
Schindler (Switzerland)                                0              31,000
Schulman                                         484,000             983,000
Sembcorp Logistics (Singapore)                10,000,000          11,000,000
Simpson                                          303,000             488,000
Sinotrans (China)                             20,000,000          40,000,000
Tenaris (Luxembourg)                              50,000             450,000
Tennant                                                0              51,000
UTI Worldwide                                    700,000             900,000
Worthington Industries                           800,000           1,050,000
Xstrata (United Kingdom)                       1,000,000           2,220,000

----------------------------------------------------------------------------
     ENERGY/MINERALS

Carbo Ceramics                                   600,000             650,000
Evergreen Resources                              680,000             730,000
FMC Technologies                               1,100,000           1,400,000
Key Energy Services                                    0           1,300,000
McMoRan Exploration                                    0             450,000
Talisman Energy (Canada)                         300,000             365,000
Tullow Oil (United Kingdom)                            0           3,000,000
Ultra Petroleum                                2,500,000           2,550,000

----------------------------------------------------------------------------
     OTHER INDUSTRIES

Comfort Group (Singapore)                              0          15,000,000
Crescent Real Estate Equities                    750,000           1,375,000
Federal Realty Investment Trust                  380,000             690,000
Glimcher Realty Trust                            525,000             975,000
Kobenhavns Lufthavne (Denmark)                         0             100,000
Mills                                            425,000             725,000
Red Electrica (Spain)                            600,000             829,800

Liberty Acorn Fund
     >Major Portfolio Changes in the Second Quarter (Unaudited), continued


                                                       NUMBER OF SHARES
                                                ----------------------------
                                                03/31/03            06/30/03

SALES
----------------------------------------------------------------------------
     INFORMATION

Avid Technology                                2,000,000           1,600,000
Concord EFS                                      293,000                   0
International Game Technology                  9,328,000           2,192,000
(INCLUDES THE EFFECT OF A 4 FOR 1 STOCK SPLIT)
Shuffle Master                                 1,327,000             827,000
Travelsky Technology
  (Hong Kong)                                  8,000,000                   0

----------------------------------------------------------------------------
     HEALTH CARE
Kensey Nash                                      550,000                   0

----------------------------------------------------------------------------
     CONSUMER GOODS/SERVICES

Carnival                                       1,400,000             400,000
Coach                                          1,774,000           1,420,000
Goodman Fielder (Australia)                    5,000,000                   0
Kuoni Reisen (Switzerland)                        20,000                   0
NH Hoteles (Spain)                               430,000                   0
Orkla (Norway)                                   665,000             440,000
Six Flags                                      3,025,000           2,765,000
Star Cruises (Singapore)                      26,800,000                   0
Station Casinos                                1,250,000             890,000
Waterford Wedgwood (Ireland)                   6,961,600                   0

----------------------------------------------------------------------------
     FINANCE
Affiliated Managers Group                        499,000             123,000

----------------------------------------------------------------------------
     INDUSTRIAL GOODS/SERVICES

Airnet Systems                                   556,000                   0
Applied Industrial Technologies                  575,000                   0
Hagemeyer (Netherlands)                        1,120,000                   0
Jenoptik (Germany)                               250,000                   0
Maruichi Steel Tube (Japan)                      625,000                   0
Serco Group (United Kingdom)                   3,160,000                   0
Technip - Coflexip (France)                      140,000                   0

----------------------------------------------------------------------------
     ENERGY/MINERALS

Westport Resources                               500,000             342,000
XTO Energy                                     6,400,000           6,300,000

----------------------------------------------------------------------------
     Other Industries

BRE Properties                                   450,000                   0
First Industrial Realty Trust                    675,000                   0
LaSalle Hotel Properties                       1,099,000             574,000

Liberty Acorn Fund
     >Statement of Investments (Unaudited), June 30, 2003


NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                                                           SECURITIES: 94.0%
----------------------------------------------------------------------------
INFORMATION: 26.8%
                 MEDIA

                 >TV BROADCASTING: 0.4%

     1,400,000   Gray Television                                     $17,360
                 MID MARKET AFFILIATED TV STATIONS
     3,300,000   TVB (Hong Kong)                                      11,785
                 TELEVISION PROGRAMMING & Broadcasting
       200,000   Young Broadcasting (b)                                4,226
                 TELEVISION STATIONS
----------------------------------------------------------------------------
                                                                      33,371

                 >RADIO BROADCASTING: 0.8%

     1,200,000   Cumulus Media, Cl. A (b)                             22,716
                 RADIO STATIONS IN SMALL CITIES
       935,000   Saga Communications (b)                              18,186
                 RADIO STATIONS IN SMALL & Mid-sized Cities
       850,000   Salem Communications (b)                             17,009
                 RADIO STATIONS FOR RELIGIOUS PROGRAMMING
----------------------------------------------------------------------------
                                                                      57,911

                 >TELEVISION PROGRAMMING/CATV: 1.5%

     2,605,000   Liberty Media (b)                                    30,114
                 CATV PROGRAMMING & MEDIA COMPANY HOLDINGS
     2,500,000   Mediacom Communications (b)                          24,675
                 CABLE TELEVISION FRANCHISES
     1,700,000   Insight Communications (b)                           22,406
                 CATV FRANCHISES IN MIDWEST
     1,000,000   Corus Entertainment (Canada) (b)                     16,780
                 TELEVISION PROGRAMMING & RADIO STATIONS
     2,500,000   Hit Entertainment (United Kingdom)                   10,216
                 TELEVISION SHOWS FOR CHILDREN
     1,500,000   United Global Com (b)                                 7,755
                 VIDEO, VOICE & DATA SERVICES OUTSIDE THE USA
----------------------------------------------------------------------------
                                                                     111,946

                 TELECOMMUNICATIONS
                 >TELECOMMUNICATIONS/WIRELINE
                 COMMUNICATIONS: 0.5%

       850,000   Commonwealth Telephone (b)                           37,374
                 RURAL PHONE FRANCHISES & CLEC
----------------------------------------------------------------------------

                 >TELECOMMUNICATIONS EQUIPMENT: 0.2%

       830,000   Plantronics (b)                                      17,986
                 COMMUNICATION HEADSETS
----------------------------------------------------------------------------

                 >MOBILE COMMUNICATIONS: 1.1%

     2,750,000   Western Wireless (b)                                 31,708
                 PHONE SERVICES
       500,000   Telephone & Data Systems                             24,850
                 CELLULAR & Telephone Services
     2,500,000   Crown Castle International (b)                       19,425
                 COMMUNICATION TOWERS IN USA & UK
       600,000   American Tower (b)                                    5,310
                 COMMUNICATION TOWERS
       533,000   COMARCO (b)(c)                                        3,784
                 WIRELESS NETWORK TESTING

----------------------------------------------------------------------------
                                                                      85,077

NUMBER OF SHARES OR
PRINCIPAL AMOUNT (000)                                           VALUE (000)
----------------------------------------------------------------------------

                 COMPUTER RELATED HARDWARE
                 >COMPUTER HARDWARE/RELATED SYSTEMS: 2.2%

       830,000   Avocent (b)                                         $24,842
                 COMPUTER CONTROL SWITCHES
       329,000   Zebra Technologies (b)                               24,738
                 BAR CODE PRINTERS
     2,500,000   Seachange International (b)(c)                       23,850
                 SYSTEMS FOR VIDEO ON DEMAND & AD INSERTION
       431,900   Neopost (France) (b)                                 18,381
                 POSTAGE METER MACHINES
       585,000   Excel Technologies (b)                               13,356
                 LASER SYSTEMS & ELECTRO-OPTICAL COMPONENTS
       380,000   Rogers (b)                                           12,654
                 PCB LAMINATES & HIGH PERFORMANCE FOAMS
       535,000   II VI (b)                                            12,348
                 LASER COMPONENTS
       900,000   Unova (b)                                             9,990
                 BARCODE & WIRELESS LAN SYSTEMS
     1,125,000   Cable Design Technologies (b)                         8,044
                 NETWORKING & SPECIALTY CABLES
       630,000   CTS                                                   6,583
                 ELECTRONIC COMPONENTS, SENSORS & EMS
     2,155,000   Concurrent Computer (b)                               6,293
                 VIDEO ON DEMAND SERVICES & SOFTWARE
       230,000   Applied Films (b)                                     5,952
                 THIN-FILM GLASS COATING EQUIPMENT
  $      3,000   Tidel Technologies, 6% Note
                 Due 9/8/04 (b)                                          450
        63,158   Tidel Technologies (b)                                   --
                 ATM MACHINES
----------------------------------------------------------------------------
                                                                     167,481

                 >GAMING EQUIPMENT: 3.3%

     2,192,000   International Game Technology                       224,307
                 SLOT MACHINES & PROGRESSIVE JACKPOTS
       827,000   Shuffle Master (b)(c)                                24,306
                 CARD SHUFFLERS, CASINO GAMES & SLOT MACHINES
----------------------------------------------------------------------------
                                                                     248,613

                 >CONTRACT MANUFACTURING: 0.8%

     1,170,000   Jabil Circuit (b)                                    25,857
                 ELECTRONIC MANUFACTURING SERVICES
     1,750,000   Venture (Singapore)                                  16,002
                 ELECTRONIC MANUFACTURING SERVICES
     1,300,000   Plexus (b)                                           14,989
                 ELECTRONIC MANUFACTURING SERVICES
----------------------------------------------------------------------------
                                                                      56,848

                 >INSTRUMENTATION: 1.6%

       836,000   Dionex (b)                                           33,231
                 ION & LIQUID CHROMATOGRAPHY
       810,000   Mettler Toledo (b)                                   29,686
                 LABORATORY EQUIPMENT
       651,000   Varian (b)                                           22,570
                 ANALYTICAL INSTRUMENTS
       885,000   Trimble Navigation (b)                               20,293
                 GPS-BASED INSTRUMENTS
     2,300,000   Spectris (United Kingdom)                            15,701
                 ELECTRONIC INSTRUMENTATION & CONTROLS

----------------------------------------------------------------------------
                                                                     121,481

Liberty Acorn Fund
     >Statement of Investments (Unaudited), continued

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                 >SEMICONDUCTORS/RELATED EQUIPMENT: 1.3%

     1,005,000   Integrated Circuit Systems (b)                      $31,587
                 SILICON TIMING DEVICES
       685,000   LittelFuse (b)                                       15,317
                 LITTLE FUSES
       800,000   Semtech (b)                                          11,392
                 ANALOG SEMICONDUCTORS
       565,000   Supertex (b)                                         10,379
                 MIXED-SIGNAL SEMICONDUCTORS
       519,000   Microsemi                                             8,304
                 ANALOG/MIXED SIGNAL SEMICONDUCTORS
       361,000   Actel (b)                                             7,400
                 FIELD PROGRAMMABLE GATE ARRAYS
       679,000   IXYS (b)                                              5,412
                 POWER SEMICONDUCTORS
       664,000   Asyst Technologies (b)                                4,442
                 SEMICONDUCTOR FAB AUTOMATION EQUIPMENT
----------------------------------------------------------------------------
                                                                      94,233

                 SOFTWARE/SERVICES
                 >BUSINESS SOFTWARE: 6.3%

     1,180,000   Kronos (b)(c)                                        59,956
                 LABOR MANAGEMENT SOLUTIONS
     1,600,000   Avid Technology (b)(c)                               56,112
                 DIGITAL NONLINEAR EDITING SOFTWARE & SYSTEMS
     3,350,000   JD Edwards (b)                                       48,005
                 MID MARKET ERP & SUPPLY CHAIN SOFTWARE
     1,050,000   Micros Systems (b)(c)                                34,629
                 INFORMATION SYSTEMS FOR RESTAURANTS & HOTELS
     9,900,000   Novell (b)                                           30,492
                 SECURITY & Identity Management Software
     3,050,000   Systems & Computer Technology (b)(c)                 27,450
                 ENTERPRISE SOFTWARE & SERVICES
     4,975,000   E.Piphany (b)(c)                                     25,422
                 CRM SOFTWARE
     2,200,000   JDA Software (b)(c)                                  24,618
                 APPLICATIONS/SOFTWARE & SERVICES FOR RETAILERS
     3,000,000   Lawson Software (b)                                  23,310
                 ENTERPRISE RESOURCE PLANNING (ERP) SOFTWARE
     2,200,000   MAPICS (b)(c)                                        18,040
                 MID MARKET ERP SOFTWARE
     2,035,000   MRO Software (b)(c)                                  17,562
                 ENTERPRISE MANAGEMENT SOFTWARE
     1,221,000   Sybase (b)                                           16,984
                 DATABASE SOFTWARE
       500,000   Hyperion Solutions (b)                               16,880
                 ANALYTICAL APPLICATION SOFTWARE
     4,000,000   Aspect Communications (b)(c)                         15,480
                 CALL CENTER SOFTWARE
     4,534,000   Actuate (b)(c)                                       12,605
                 INFORMATION DELIVERY SOFTWARE & SOLUTIONS
     5,000,000   Indus International (b)(c)                           10,045
                 ENTERPRISE ASSET MANAGEMENT SOFTWARE
       500,000   SPSS (b)                                              8,370
                 STATISTICAL ANALYSIS SOFTWARE


NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

     1,500,000   Witness Systems (b)(c)                               $7,755
                 CUSTOMER EXPERIENCE MANAGEMENT SOFTWARE
     1,000,000   Radiant Systems (b)                                   6,740
                 POINT OF SALE SYSTEMS FOR CONVENIENCE STORES
     1,200,000   ScanSoft (b)                                          6,516
                 SOFTWARE TO INCORPORATE SPEECH & IMAGES TO TEXT
     3,300,000   BSQUARE (b)(c)                                        2,706
                 SOFTWARE TO HELP DESIGN MOBILE DEVICES
     1,400,000   ClickSoftware Technologies (b)(c)                     2,520
                 SERVICE CHAIN OPTIMIZATION SOFTWARE
        70,000   Group 1 Software (b)                                  1,293
                 ADDRESS VERIFICATION SOFTWARE
----------------------------------------------------------------------------
                                                                     473,490

                 >CONSUMER SOFTWARE: 0.7%

     2,000,000   THQ (b)(c)                                           36,000
                 ENTERTAINMENT SOFTWARE
     1,500,000   Activision (b)                                       19,380
                 ENTERTAINMENT SOFTWARE
----------------------------------------------------------------------------
                                                                      55,380

                 >COMPUTER SERVICES: 1.0%

     3,469,000   Ciber (b)(c)                                         24,352
                 SOFTWARE SERVICES & STAFFING
     4,350,000   Igate Corp. (b)(c)                                   15,094
                 TECHNOLOGY STAFFING SERVICES
     4,600,000   AnswerThink Consulting (b)(c)                         8,878
                 IT INTEGRATOR FOR FORTUNE 2000
       560,000   American Management Systems (b)                       7,997
                 SOFTWARE DEVELOPMENT SERVICES
     2,300,000   Analysts International (b)(c)                         5,732
                 TECHNOLOGY STAFFING SERVICES
       500,000   Pomeroy Computer Resources                            5,530
                 NETWORK INTEGRATION SERVICES
       600,000   Torex (United Kingdom)                                4,959
                 APPLICATION SOFTWARE FOR HOSPITAL
                 MANAGEMENT & RETAIL
       800,000   New Horizons Worldwide (b)(c)                         3,424
                 COMPUTER TRAINING SERVICES
----------------------------------------------------------------------------
                                                                      75,966

                 >BUSINESS INFORMATION/MARKETING
                 SERVICES/PUBLISHING: 1.9%

     1,200,000   Getty Images (b)                                     49,560
                 PHOTOGRAPHS FOR PUBLICATIONS & ELECTRONIC MEDIA
     2,236,000   Navigant Consulting (b)(c)                           26,497
                 CONSULTING FIRM
     2,685,000   InfoUSA (b)(c)                                       21,748
                 BUSINESS DATA FOR SALES LEADS
       800,000   INFORMATION Holdings (b)                             14,600
                 PATENT & Other Business INFORMATION
     1,000,000   Moore - Wallace (Canada) (b)                         14,523
                 COMMERCIAL PRINTING
       300,000   Proquest (b)                                          7,740
                 INFORMATION SERVICES FOR EDUCATION & AUTOMOTIVE MARKETS
     1,700,000   PRIMEDIA (b)                                          5,185
                 SPECIALTY MAGAZINES & Other Publications
       139,000   Administaff (b)                                       1,432
                 PROFESSIONAL EMPLOYER ORGANIZATION

----------------------------------------------------------------------------
                                                                     141,285

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                 >INTERNET: 1.1%

     9,900,000   Skillsoft Publishing (b)(c)                         $49,995
                 INTEGRATED E-LEARNING SOLUTIONS
     2,500,000   RSA Security (b)                                     26,875
                 ENTERPRISE SECURITY SOFTWARE
     1,200,000   RealNetworks (b)                                      8,136
                 STREAMING SOFTWARE & Content
     1,341,618   Vital Stream, Cl. C (b)                                 335
       538,190   Vital Stream, Cl. B (b)                                 128
                 STREAMING SERVICES FOR THE INTERNET
       250,000   NeoPlanet, Series A (b)                                  29
        53,376   NeoPlanet, Series B (b)                                  11
                 WEB BROWSER
       263,158   Bigfoot International, Series A (b)                      --
                 INTERNET DIRECT MARKETING
----------------------------------------------------------------------------
                                                                      85,509

                 >ELECTRONICS DISTRIBUTION: 0.7%

     1,695,000   Avnet (b)                                            21,493
                 ELECTRONIC COMPONENTS DISTRIBUTION
       780,000   Tech Data (b)                                        20,834
                 VAR FOR IT PRODUCTS
     1,410,000   Pioneer-Standard Electronics                         11,957
                 ELECTRONIC COMPONENTS DISTRIBUTION
----------------------------------------------------------------------------
                                                                      54,284

                 >TRANSACTION PROCESSORS: 1.4%

     1,487,000   Global Payments                                      52,788
                 CREDIT CARD PROCESSOR
       275,000   Deutsche Boerse (Germany)                            14,592
                 TRADING, CLEARING & SETTLEMENT SERVICES FOR
                 FINANCIAL MARKETS
       575,000   Euronext (France)                                    14,279
                 TRADING SERVICES FOR FINANCIAL MARKETS
       600,000   Cubic                                                13,332
                 REVENUE COLLECTION & Defense Systems
     5,000,000   Hong Kong Exchanges &
                 Clearing (Hong Kong)                                  7,245
                 TRADING, CLEARING & SETTLEMENT SERVICES FOR
                 FINANCIAL MARKETS
       405,100   Euronet Worldwide (b)                                 4,379
                 ATM PROCESSOR
----------------------------------------------------------------------------
                                                                     106,615
                                                                  ----------
INFORMATION: TOTAL                                                 2,024,850
----------------------------------------------------------------------------
HEALTH CARE: 10.1%

                 >BIOTECHNOLOGY/DRUG DELIVERY: 2.7%

       519,000   Martek Biosciences (b)                               22,286
                 FATTY ACIDS FOR BABY FORMULA & OTHER FOODS
     1,035,000   Perbio Science (Sweden)                              19,288
                 CONSUMABLES TO BIOTECH/PHARMACEUTICAL INDUSTRIES
     2,055,000   Nektar Therapeutics (b)                              18,968
                 PULMONARY DRUG DELIVERY
     1,708,000   Ciphergen Biosystems (b)(c)                          17,507
                 PROTEIN CHIPS USED FOR DRUG TARGET DISCOVERY
     1,115,000   Enzon (b)                                            13,960
                 POLYMER DELIVERY TECHNOLOGY FOR IMPROVED DRUGS


NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

     2,000,000   Medarex (b)                                         $13,180
                 HUMANIZED ANTIBODIES
       426,000   NPS Pharmaceuticals (b)                              10,369
                 SMALL MOLECULE DRUGS
       900,000   Applera-Celera Genomics (b)                           9,288
                 DIAGNOSTICS & DRUG DEVELOPMENT
       608,000   Protein Design Labs (b)                               8,500
                 COMPUTER DESIGNED MONOCLONAL ANTIBODIES
     1,982,000   Aclara Biosciences (b)(c)                             8,384
                 MICROFLUIDIC SYSTEMS FOR DRUG DEVELOPMENT
     2,800,000   Sequenom (b)(c)                                       7,616
                 HIGH SPEED DNA ANALYSIS INSTRUMENTS
     1,875,000   Locus Discovery, Series D, Pfd. (b)                   7,500
                 HIGH THROUGHPUT RATIONAL DRUG DESIGN
       635,000   Maxygen (b)                                           6,966
                 MOLECULAR BREEDING
       638,000   Diversa (b)                                           6,272
                 MOLECULAR BREEDING
       389,000   Atherogenic (b)                                       5,808
                 DRUGS FOR ATHEROSCLEROSIS, RHEUMATOID
                 ARTHRITIS, ASTHMA
       865,000   Arena Pharmaceuticals (b)                             5,744
                 NOVEL DRUG TARGETING TECHNOLOGY
       304,000   Alexion Pharmaceuticals (b)                           5,183
                 MONOCLONAL ANTIBODIES
     1,600,000   Sangamo Biosciences (b)(c)                            4,560
                 DRUG DISCOVERY
     1,258,000   Corvas International (b)                              3,397
                 RATIONAL DRUG DESIGN
       528,000   Pharmacyclics (b)                                     2,503
                 LIGHT ACTIVATED DRUGS FOR CANCER &
                 VASCULAR DISEASES
       160,000   Myriad Genetics (b)                                   2,178
                 GENE DISCOVERY & DIAGNOSTIC PRODUCTS
     1,249,999   Perlegen Sciences (b)                                 1,950
                 LARGE SCALE GENE SEQUENCING
       320,000   Incyte Genomics (b)                                   1,485
                 BIOINFORMATICS & DRUG DEVELOPMENT
       316,000   Guilford Pharmaceuticals (b)                          1,435
                 DRUG DELIVERY & NEUROLOGY DRUGS
       210,000   Gene Logic (b)                                        1,254
                 GENE EXPRESSION DATABASE
       461,000   SYRRX, Series C (b)                                   1,042
                 X-RAY CRYSTALLOGRAPHY
       325,000   Genzyme Molecular Oncology Division (b)                 764
                 GENE EXPRESSION TECHNOLOGY & CANCER DRUGS
       359,944   Microdose (b)                                            22
                 DRUG INHALERS
----------------------------------------------------------------------------
                                                                     207,409

                 >MEDICAL EQUIPMENT/LABORATORY
                 SUPPLIES: 2.7%

     1,554,000   Edwards Lifesciences (b)                             49,946
                 HEART VALVES
       920,000   Diagnostic Products                                  37,766
                 IMMUNODIAGNOSTIC KITS
       583,000   Orthofix International (b)                           19,087
                 BONE FIXATION & STIMULATION DEVICES

Liberty Acorn Fund
          >Statement of Investments (Unaudited), continued


NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------


                 >MEDICAL EQUIPMENT/LABORATORY
                 SUPPLIES--CONTINUED

       875,000   Viasys Healthcare (b)                               $18,113
                 RESPIRATORY & NEUROLOGY MEDICAL EQUIPMENT
        20,000   Synthes-Stratec (Switzerland)                        14,398
                 PRODUCTS FOR ORTHOPEDIC SURGERY
       770,000   Visx (b)                                             13,360
                 LASER EYE SURGERY EQUIPMENT
     2,000,000   Smith & Nephew (United Kingdom)                      11,512
                 MEDICAL EQUIPMENT & SUPPLIES
       265,000   Essilor International (France)                       10,693
                 EYEGLASS LENSES
       600,000   Sola International (b)                               10,440
                 SPECIALTY EYEGLASS LENSES
     1,495,000   Novoste (b)(c)                                        8,970
                 RADIATION CATHETERS FOR IN-STENT RESTENOSIS
       350,000   Haemonetics (b)                                       6,545
                 BLOOD & PLASMA COLLECTION EQUIPMENT
----------------------------------------------------------------------------
                                                                     200,830

                 >PHARMACEUTICALS: 0.1%

       131,264   Yuhan (South Korea)                                   6,231
                 ETHICAL DRUG PRODUCER
----------------------------------------------------------------------------

                 >HOSPITAL MANAGEMENT: 0.2%

       385,000   Rhoen-Klinikum (Germany)                             14,946
                 HOSPITAL MANAGEMENT
----------------------------------------------------------------------------

                 >MEDICAL SUPPLIES: 0.5%

       686,000   Techne (b)                                           20,813
                 CYTOKINES, ANTIBODIES, OTHER REAGENTS
                 FOR LIFE SCIENCES
       650,000   Owens & Minor                                        14,527
                 DISTRIBUTION OF MEDICAL SUPPLIES
----------------------------------------------------------------------------
                                                                      35,340

                 >SERVICES: 3.9%

     4,296,000   First Health Group (b)                              118,570
                 PPO NETWORK
     2,491,000   Lincare Holdings (b)                                 78,491
                 HOME HEALTH CARE SERVICES
     2,542,000   NDCHealth Group (c)                                  46,646
                 HEALTH CLAIMS PROCESSING & DRUG
                 Marketing Services
     1,333,000   Dendrite International (b)                           17,169
                 SOFTWARE FOR PHARMACEUTICAL SALES FORCE
       300,000   OPG Groep (Netherlands)                               9,134
                 PHARMACEUTICAL WHOLESALER & RETAILER
       440,000   Medquist (b)                                          8,906
                 MEDICAL TRANSCRIPTION SERVICES
       281,000   Omega Pharma (Belgium)                                8,565
                 OTC PRODUCTS, PHARMACY & DENTAL SUPPLIES
       550,000   Serologicals (b)                                      7,497
                 BLOOD COLLECTION & ANTIBODY PRODUCTION
       700,000   Nestor Healthcare (United Kingdom)                    3,221
                 HEALTHCARE STAFFING COMPANY
----------------------------------------------------------------------------
                                                                     298,199
                                                                  ----------
HEALTH CARE: TOTAL                                                   762,955



NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

CONSUMER GOODS/SERVICES: 19.6%
                 GOODS
                 LEISURE VEHICLES: 1.5%

     1,745,000   Harley-Davidson                                     $69,556
                 MOTORCYCLES & RELATED MERCHANDISE
     1,495,000   Monaco Coach (b)(c)                                  22,918
                 RECREATIONAL VEHICLES
       275,000   Polaris Industries                                   16,885
                 MANUFACTURER OF LEISURE VEHICLES & RELATED PRODUCTS
     2,850,000   Ducati Motor (Italy) (b)                              4,294
                 MOTORCYCLES & RELATED MERCHANDISE
----------------------------------------------------------------------------
                                                                     113,653

                 >FURNITURE/TEXTILES: 1.8%

       740,000   Mohawk Industries (b)                                41,092
                 CARPET & FLOORING
     1,275,000   Hon Industries                                       38,887
                 OFFICE FURNITURE & FIREPLACES
     1,900,000   Herman Miller                                        38,399
                 OFFICE FURNITURE
       510,000   Furniture Brands International (b)                   13,311
                 FURNITURE
       550,000   Nobia (Sweden)                                        4,127
                 KITCHEN INTERIORS MANUFACTURING & DISTRIBUTION
----------------------------------------------------------------------------
                                                                     135,816

                 >FOOD & BEVERAGES: 0.7%

     1,600,000   Kerry Group (Ireland)                                24,772
                 FOOD INGREDIENTS
     3,500,000   Parmalat Finanziaria (Italy)                         11,031
                 DAIRY PRODUCER
     3,000,000   Lion Nathan (Australia)                              10,797
                 BEER BREWER/DISTRIBUTOR
       440,000   Orkla (Norway)                                        7,624
                 DIVERSIFIED CONSUMER GOODS
----------------------------------------------------------------------------
                                                                      54,224

                 >NONDURABLES: 1.2%

       795,000   Scotts Company (b)                                   39,352
                 CONSUMER LAWN & GARDEN PRODUCTS
     2,300,000   Helen of Troy (b)(c)                                 34,868
                 HAIRDRYERS & CURLING IRONS
       255,000   Uni-Charm (Japan)                                    11,042
                 INFANT HYGIENE & FEMININE CARE PRODUCTS
       601,000   First Years (c)                                       7,320
                 Infant & Toddler Products
----------------------------------------------------------------------------
                                                                      92,582

                 >DURABLE GOODS: 1.2%

     1,007,000   SCP Pool (b)                                         34,641
                 DISTRIBUTOR OF SWIMMING POOL SUPPLIES
       605,000   Hunter Douglas (Netherlands)                         20,181
                 DECORATIVE WINDOW COVERINGS
       375,000   American Woodmark                                    17,460
                 KITCHEN CABINET
       575,000   Hyundai Mobis (South Korea)                          14,754
                 AUTO PARTS
----------------------------------------------------------------------------
                                                                      87,036

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------
                 >APPAREL: 2.3%

     1,420,000   Coach (b)                                           $70,631
                 DESIGNER & RETAILER OF BRANDED LEATHER ACCESSORIES
     1,370,000   Jones Apparel (b)                                    40,086
                 WOMEN'S APPAREL
       828,000   Steven Madden (b)(c)                                 18,084
                 WHOLESALER/RETAILER OF FASHION FOOTWEAR
       965,000   Nautica Enterprises (b)                              12,381
                 CASUAL APPAREL
       265,000   Oxford Industries                                    11,003
                 BRANDED & PRIVATE LABEL APPAREL
       200,000   Columbia Sportswear (b)                              10,282
                 ACTIVE OUTDOOR APPAREL, FOOTWEAR
                 & ACCESSORIES
     1,950,000   Billabong International (Australia)                   8,039
                 SURFWEAR APPAREL MANUFACTURER
----------------------------------------------------------------------------
                                                                     170,506

                 SERVICES
                 >RETAIL: 5.1%

     2,132,000   Christopher & Banks (b)(c)                           78,863
                 WOMEN'S APPAREL RETAILER
     1,600,000   Michaels Stores                                      60,896
                 CRAFT & HOBBY SPECIALTY RETAILER
     2,095,000   Chico's Fas (b)                                      44,100
                 WOMEN'S SPECIALTY RETAIL
     1,400,000   Borders Group (b)                                    24,654
                 BOOKSTORES
       500,000   Whole Foods Market (b)                               23,765
                 NATURAL FOOD SUPERMARKETS
     1,005,000   Aeropostale (b)                                      21,587
                 MALL BASED TEEN RETAILER
       536,000   Zale (b)                                             21,440
                 SPECIALTY RETAILER OF JEWELRY
       713,000   Hot Topic (b)                                        19,187
                 MUSIC INSPIRED RETAILER OF APPAREL,
                 ACCESSORIES & GIFTS
       815,000   Petco Animal Supplies (b)                            17,718
                 PET SUPPLIES & SERVICES
       450,000   Ann Taylor (b)                                       13,027
                 WOMEN'S APPAREL RETAILER
       344,000   Urban Outfitters (b)                                 12,350
                 ECLECTIC HOME & APPAREL RETAILER
       425,000   Abercrombie & Fitch (b)                              12,074
                 TEEN APPAREL RETAILER
       500,000   Pier 1 Imports                                       10,200
                 IMPORTED FURNITURE & TCHOTCHKES
     3,100,000   The Warehouse Group (New Zealand)                     9,422
                 WAREHOUSE CLUB
       395,000   Genesco (b)                                           6,991
                 MULTI-CONCEPT BRANDED FOOTWEAR RETAILER
       750,000   Gadzooks (b)(c)                                       4,260
                 TEEN APPAREL RETAILER
       700,000   Gaiam (b)                                             4,165
                 HEALTHY LIVING CATALOG & E-COMMERCE
----------------------------------------------------------------------------
                                                                     384,699


NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------
                 >TRAVEL: 0.9%

     2,024,500   Intrawest (Canada)                                  $26,535
                 OWNER/OPERATOR OF SKI RESORTS
     3,380,000   LaQuinta (b)                                         14,568
                 OWNER/FRANCHISER OF MID-PRICED HOTELS
       950,000   Vail Resorts (b)                                     12,796
                 OWNER/OPERATOR OF SKI RESORTS
       725,000   Navigant International (b)(c)                         9,352
                 CORPORATE TRAVEL AGENCY
       620,000   Jurys Doyle Hotel (Ireland)                           6,012
                 HOTEL GROUP
----------------------------------------------------------------------------
                                                                      69,263

                 >CONSUMER SERVICES: 1.6%

     2,200,000   ITT Educational Services (b)                         64,350
                 POST-SECONDARY DEGREE PROGRAMS
     2,350,000   Bally Total Fitness (b)(c)                           21,220
                 NATIONAL CHAIN OF FITNESS CENTERS
       260,000   USS (Japan)                                          13,190
                 USED CAR AUCTIONEER
       250,000   Weight Watchers (b)                                  11,373
                 WEIGHT LOSS PROGRAM
     1,750,000   Princeton Review (b)(c)                              10,325
                 COLLEGE PREPARATION COURSES
----------------------------------------------------------------------------
                                                                     120,458

                 >ENTERTAINMENT/LEISURE PRODUCTS: 1.2%

       805,000   International Speedway Motors                        31,806
                 LARGEST MOTORSPORT RACETRACK OWNER & OPERATOR
     1,276,000   Action Performance (c)                               24,244
                 MOTORSPORT COLLECTIBLES & MERCHANDISING
     2,765,000   Six Flags                                            18,747
                 WORLDWIDE THEME PARK OPERATOR
       363,000   Speedway Motors                                       9,728
                 MOTORSPORT RACETRACK OWNER & Operator
     1,750,000   Magna Entertainment, Cl. A (Canada) (b)               8,750
                 OWNER/OPERATOR THOROUGHBRED RACETRACKS
----------------------------------------------------------------------------
                                                                      93,275

                 >CASINOS: 1.4%

     2,010,000   Alliance Gaming (b)                                  38,009
                 DIVERSIFIED GAMING COMPANY
       890,000   Station Casinos                                      22,473
                 CASINOS & RIVERBOATS
       875,000   Argosy Gaming (b)                                    18,296
                 REGIONAL RIVERBOAT CASINOS
     1,925,000   Pinnacle Entertainment (b)(c)                        13,090
                 REGIONAL RIVERBOAT CASINOS
     1,500,000   Sky City Entertainment (New Zealand)                  8,300
                 CASINO/ENTERTAINMENT COMPLEX
       635,000   Monarch Casino & Resort (b)(c)                        5,918
                 CASINO/HOTEL IN RENO
       113,000   Lakes Entertainment (b)                                 903
                 GAMING ENTREPRENEUR
----------------------------------------------------------------------------
                                                                     106,989

Liberty Acorn Fund
     >Statement of Investments (Unaudited), continued

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                 >RESTAURANTS: 0.3%

     1,217,000   Autogrill (Italy)                                   $13,299
                 RESTAURANTS & CATERING FOR TRAVELERS
       243,000   Cheesecake Factory (b)                                8,721
                 CASUAL DINING RESTAURANT
----------------------------------------------------------------------------
                                                                      22,020

                 >CRUISE LINES: 0.4%

     1,260,000   Steiner Leisure (b)(c)                               18,396
                 SPAS & HAIR/SKIN PRODUCTS ON CRUISE SHIPS
       400,000   Carnival                                             13,004
                 LARGEST CRUISE LINE
----------------------------------------------------------------------------
                                                                      31,400
                                                                  ----------
CONSUMER GOODS/SERVICES: TOTAL                                     1,481,921
----------------------------------------------------------------------------
FINANCE: 13.2%
                 >BANKS: 4.2%

     1,551,000   TCF Financial                                        61,792
                 GREAT LAKES BANK
     1,608,000   Associated Banc-Corp                                 59,303
                 MIDWEST BANK
       990,000   Texas Regional Bancshares                            34,353
                 SOUTH TEXAS BANK
     1,122,000   Glacier Bancorp (c)                                  27,624
                 MOUNTAIN STATES BANK
     2,900,000   Anglo Irish Bank (Ireland)                           25,685
                 CORPORATE LENDING: PRIVATE BANKING
     1,634,000   Republic                                             21,928
                 MICHIGAN BANK
       605,000   Chittenden                                           16,547
                 VERMONT & WESTERN MASSACHUSETTS BANK
       440,000   Hawthorne Financial (b)(c)                           15,250
                 REAL ESTATE LENDER
       412,000   Pacific Northwest Bancorp                            14,321
                 PACIFIC NW BUSINESS BANK
       356,000   Bank of Bermuda                                      12,456
                 OFFSHORE BANK
       297,000   BOK Financial (b)                                    11,455
                 OKLAHOMA BANK
       125,000   Depfa Bank (Ireland)                                  9,741
                 INTERNATIONAL PUBLIC SECTOR FINANCE
       249,000   West Coast Bancorp                                    4,532
                 PORTLAND SMALL BUSINESS LENDER
       170,000   Midwest Bank                                          3,301
                 CHICAGO BANK
       102,000   Integra Bank                                          1,755
                 INDIANA BANK
----------------------------------------------------------------------------
                                                                     320,043

                 >SAVINGS & LOANS: 2.3%

     2,184,000   Peoples Bank Bridgeport                              63,314
                 CONNECTICUT SAVINGS & LOAN
       807,000   Downey Financial                                     33,329
                 CALIFORNIA HOME LENDER
     1,228,000   Anchor Bancorp Wisconsin (c)                         29,337
                 WISCONSIN THRIFT


NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

       497,000   Quaker City Bancorp (c)                             $20,402
                 LA REAL ESTATE LENDER
     1,700,000   Housing Development Finance (India)                  15,007
                 MORTGAGE LOAN PROVIDER IN INDIA
       700,000   First Federal Capital                                13,895
                 WISCONSIN THRIFT
----------------------------------------------------------------------------
                                                                     175,284

                 >INSURANCE: 3.5%

     1,320,000   HCC Insurance Holdings                               39,032
                 AVIATION INSURANCE
       138,000   Markel (b)                                           35,328
                 SPECIALTY INSURANCE
       870,000   Philadelphia Consolidated Holding (b)                35,148
                 SPECIALTY INSURANCE
     1,000,000   RLI                                                  32,900
                 SPECIALTY INSURANCE
       826,000   Leucadia National                                    30,661
                 INSURANCE HOLDING COMPANY
       995,000   Protective Life                                      26,616
                 LIFE INSURANCE
       700,000   Harleysville Group                                   16,114
                 COMMERCIAL & PERSONAL LINES INSURANCE
       650,000   Scottish Annuity & Life                              13,136
                 LIFE REINSURER
       210,000   StanCorp Financial                                   10,966
                 GROUP LIFE, DISABILITY & 401K
       800,000   Ohio Casualty (b)                                    10,544
                 COMMERCIAL & PERSONAL LINES INSURANCE
       308,000   Selective Insurance Group                             7,715
                 COMMERCIAL & PERSONAL LINES INSURANCE
       455,000   Northbridge Financial (Canada) (b)                    6,393
                 PROPERTY & CASUALTY INSURANCE
----------------------------------------------------------------------------
                                                                     264,553

                 >MONEY MANAGEMENT: 2.0%

     2,230,000   SEI Investments                                      71,360
                 MUTUAL FUND ADMINISTRATION & INVESTMENT MANAGEMENT
     1,100,000   Neuberger Berman                                     43,901
                 ASSET MANAGER FOR HIGH NET WORTH
       855,000   Eaton Vance                                          27,018
                 SPECIALTY MUTUAL FUNDS
       123,000   Affiliated Managers Group (b)                         7,497
                 ASSET MANAGEMENT HOLDING COMPANY
     1,360,000   Edinburgh Fund Managers
                 (United Kingdom)                                      1,619
                 INVESTMENT MANAGEMENT
       200,000   The Investment Company
                 of China (China) (b)                                    409
                 CLOSED-END FUND
----------------------------------------------------------------------------
                                                                     151,804

                 >BROKERAGE: 0.1%

       200,000   Investment Technology Group (b)                       3,720
                 ELECTRONIC TRADING
----------------------------------------------------------------------------

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                 >FINANCE COMPANIES: 1.1%

     5,531,000   AmeriCredit (b)                                     $47,290
                 AUTO LENDING
     1,820,000   World Acceptance (b)(c)                              29,630
                 PERSONAL LOANS
       900,000   DVI Health Services (b)(c)                            4,203
                 LEASES BIG MEDICAL EQUIPMENT
        90,000   Intermediate Capital (United Kingdom)                 1,446
                 EUROPEAN PROVIDER OF MEZZANINE CAPITAL
----------------------------------------------------------------------------
                                                                      82,569
                                                                  ----------
FINANCE: TOTAL                                                       997,973
----------------------------------------------------------------------------
INDUSTRIAL GOODS/SERVICES: 11.8%
                 >STEEL: 0.7%

     1,300,000   Gibraltar Steel (c)                                  26,624
                 STEEL PROCESSING
     1,050,000   Worthington Industries                               14,070
                 STEEL PROCESSING
       450,000   Tenaris (Luxembourg) (b)                             11,475
                 STEEL PIPE FOR OIL WELLS & PIPELINES
       370,000   Atchison Casting (b)                                     85
                 STEEL FOUNDRIES
----------------------------------------------------------------------------
                                                                      52,254

                 >INDUSTRIAL GOODS: 1.5%

     1,400,000   Clarcor (c)                                          53,970
                 MOBILE & INDUSTRIAL FILTERS
       750,000   Donaldson                                            33,337
                 INDUSTRIAL AIR FILTRATION
       268,000   Mine Safety Appliances                               11,690
                 SAFETY EQUIPMENT
       363,000   Intermagnetics General (b)                            7,202
                 SUPERCONDUCTING WIRE
        65,000   Bacou Dalloz (France)                                 6,378
                 SAFETY EQUIPMENT
----------------------------------------------------------------------------
                                                                     112,577

                 >INDUSTRIAL DISTRIBUTION: 0.8%

       600,000   Hughes Supply                                        20,820
                 INDUSTRIAL DISTRIBUTION
     1,000,000   Watsco                                               16,560
                 HVAC DISTRIBUTION
     2,900,000   Grafton Group (Ireland)                              12,843
                 BUILDERS, WHOLESALERS & DIY RETAILING
       900,000   NuCo2 (b)(c)                                          8,469
                 BULK CO2 GAS DISTRIBUTION TO RESTAURANTS
----------------------------------------------------------------------------
                                                                      58,692

                 >CONSTRUCTION: 0.8%

       488,000   Simpson (b)                                          17,861
                 WALL JOINT MAKER
       425,000   Florida Rock Industries                              17,544
                 CONCRETE & AGGREGATES
       380,000   Daito Trust Construction (Japan)                      8,006
                 APARTMENT BUILDER
       750,000   McCarthy & Stone (United Kingdom)                     6,087
                 BUILDER OF RETIREMENT APARTMENTS
     3,000,000   Consorcio (Mexico) (b)                                5,957
                 LOW/MEDIUM INCOME HOUSE BUILDER


NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------
       395,000   Northwest Pipe Company (b)(c)                        $5,605
                 WATER TRANSMISSION PIPE
----------------------------------------------------------------------------
                                                                      61,060

                 >SPECIALTY CHEMICALS & INDUSTRIAL
                 MATERIALS: 1.2%

     1,850,000   Spartech (c)                                         39,239
                 PLASTICS DISTRIBUTION & COMPOUNDING
       983,000   Schulman                                             15,787
                 PLASTICS DISTRIBUTION & COMPOUNDING
        37,000   Givaudan (Switzerland)                               15,604
                 INDUSTRIAL FRAGRANCES & FLAVORS
        32,000   Geberit International (Switzerland)                   9,873
                 PLUMBING SUPPLIES
       266,600   Novozymes (Denmark)                                   7,428
                 INDUSTRIAL ENZYMES
       347,000   SYMYX (b)                                             5,663
                 MATERIALS & CHEMICALS
----------------------------------------------------------------------------
                                                                      93,594

                 >MACHINERY: 1.1%

       950,000   Esco Technologies (b)(c)                             41,800
                 FILTRATION & TEST EQUIPMENT
     1,025,000   Ametek                                               37,566
                 AEROSPACE/INDUSTRIAL INSTRUMENTS
        51,000   Tennant                                               1,875
                 NON-RESIDENTIAL FLOOR CLEANING EQUIPMENT
----------------------------------------------------------------------------
                                                                      81,241

                 >OUTSOURCING SERVICES & TRAINING: 0.4%

     2,400,000   Labor Ready (b)(c)                                   17,208
                 TEMPORARY MANUAL LABOR
     9,500,000   Li & Fung (Hong Kong)                                12,243
                 SOURCING OF CONSUMER GOODS
       600,000   GP Strategies (b)(c)                                  3,648
                 TRAINING PROGRAMS
----------------------------------------------------------------------------
                                                                      33,099

                 >CONGLOMERATES: 0.1%

         5,550   Pargesa (Switzerland)                                11,337
                 INDUSTRIAL & MEDIA CONGLOMERATE
----------------------------------------------------------------------------

                 >INDUSTRIAL SUPPLIERS: 0.2%

     2,220,000   Xstrata (United Kingdom)                             14,769
                 DIVERSIFIED MINING HOLDING COMPANY
----------------------------------------------------------------------------

                 >LOGISTICS: 2.6%

     2,900,000   Expeditors International
                 of Washington                                       100,456
                 INTERNATIONAL FREIGHT FORWARDER
       900,000   UTI Worldwide                                        28,071
                 INTERNATIONAL FREIGHT FORWARDER
     1,000,000   Forward Air (b)                                      25,370
                 FREIGHT TRANSPORTATION BETWEEN AIRPORTS
     1,400,000   Exel (United Kingdom)                                14,393
                 GLOBAL LOGISTICS & FREIGHT FORWARDING
    11,000,000   Sembcorp Logistics (Singapore)                       11,745
                 LOGISTIC SERVICES FOR MARINE TRANSPORT
    40,000,000   Sinotrans (China) (b)                                11,285
                 INTEGRATED LOGISTICS IN CHINA

Liberty Acorn Fund
     >Statement of Investments (Unaudited), continued

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                 >LOGISTICS--CONTINUED

       759,000   Hub Group (b)(c)                                     $6,664
                 TRUCK & RAIL FREIGHT FORWARDER
----------------------------------------------------------------------------
                                                                     197,984

                 >WATER: 1.4%

     2,400,000   Tetra Tech (b)                                       41,112
                 RESOURCE MANAGEMENT & INFRASTRUCTURE CONSULTING
       855,000   Cuno (b)(c)                                          30,883
                 FILTRATION & FLUIDS CLARIFICATION
       730,000   Pall                                                 16,425
                 FILTRATION & FLUIDS CLARIFICATION
       900,000   Insituform Technologies (b)                          15,912
                 WATER/SEWER PIPE REPAIR
----------------------------------------------------------------------------
                                                                     104,332

                 >OTHER INDUSTRIAL SERVICES: 1.0%

       725,000   G&K Services                                         21,460
                 UNIFORM RENTAL
     1,500,000   Clark (b)(c)                                         17,925
                 EXECUTIVE COMPENSATION & BENEFITS CONSULTING
       825,000   Mobile Mini (b)(c)                                   13,472
                 LEASES PORTABLE STORAGE UNITS
       605,000   Zardoya Otis (Spain)                                  9,116
       605,000   Zardoya Otis Bonus Rights (Spain)                       905
                 ELEVATOR MANUFACTURER & SERVICE PROVIDER
       290,000   Munters (Sweden)                                      6,311
                 MOISTURE & Humidity Control
        31,000   Schindler (Switzerland)                               5,000
                 ELEVATOR MANUFACTURER & SERVICE PROVIDER
----------------------------------------------------------------------------
                                                                      74,189
                                                                  ----------
INDUSTRIAL GOODS/SERVICES: TOTAL                                     895,128
----------------------------------------------------------------------------
ENERGY/MINERALS: 7.0%
                 >INDEPENDENT POWER: 0.2%

       570,000   Gamesa (Spain)                                       12,752
                 SPANISH WIND TURBINES
       720,000   Millennium Cell (b)                                   1,310
                 FUEL CELL TECHNOLOGY
----------------------------------------------------------------------------
                                                                      14,062

                 >OIL/GAS PRODUCERS: 3.9%

     6,300,000   XTO Energy                                          126,693
                 NATURAL GAS PRODUCER
       730,000   Evergreen Resources (b)                              39,646
                 COAL SEAM GAS PRODUCER
     1,000,000   Western Gas                                          39,600
                 OIL PRODUCER & COAL SEAM GAS PRODUCER
     2,550,000   Ultra Petroleum (b)                                  32,921
                 NATURAL GAS PRODUCER
     1,200,000   Southwestern Energy (b)                              18,012
                 NATURAL GAS PRODUCER
       365,000   Talisman Energy (Canada)                             16,557
                 OIL & GAS PRODUCER
       342,000   Westport Resources (b)                                7,781
                 OIL & GAS PRODUCER
     2,265,000   Tipperary (b)(c)                                      5,889
                 COAL SEAM GAS PRODUCER
       450,000   McMoran Exploration (b)                               5,013
                 NATURAL GAS PRODUCERS & LNG DEVELOPER


NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------
     3,000,000   Tullow Oil (United Kingdom) (b)                      $3,915
                 OIL & GAS PRODUCER
       135,000   Quicksilver (b)                                       3,233
                 NATURAL GAS & COAL SEAM GAS PRODUCER
----------------------------------------------------------------------------
                                                                     299,260

                 >DISTRIBUTION/MARKETING/REFINING: 1.1%

     1,400,000   Equitable Resources                                  57,036
                 NATURAL GAS UTILITY & PRODUCER
       761,000   Atmos Energy                                         18,873
                 NATURAL GAS UTILITY
     1,270,000   Aquila (b)                                            7,861
                 ELECTRIC UTILITY HOLDING COMPANY
----------------------------------------------------------------------------
                                                                      83,770

                 >OIL SERVICES: 1.8%

     1,400,000   FMC Technologies (b)                                 29,470
                 OIL & GAS WELL HEAD MANUFACTURER
     4,500,000   Newpark Resources (b)(c)                             24,660
                 DRILLING FLUID SERVICES TO OIL & GAS INDUSTRY
       650,000   Carbo Ceramics                                       24,212
                 NATURAL GAS WELL STIMULANTS
     3,000,000   Saipem (Italy)                                       22,499
                 OFFSHORE CONSTRUCTION & DRILLING
     1,300,000   Key Energy Services (b)                              13,936
                 OIL & GAS WELL WORKOVER SERVICES
       850,000   Enerflex Systems (Canada)                            10,219
                 NATURAL GAS COMPRESSOR
       900,000   Hanover Compressor (b)                               10,170
                 NATURAL GAS COMPRESSOR RENTAL
----------------------------------------------------------------------------
                                                                     135,166
                                                                  ----------
ENERGY/MINERALS: TOTAL                                               532,258
----------------------------------------------------------------------------
OTHER INDUSTRIES: 5.5%
                 >REAL ESTATE: 4.9%

     1,160,000   The Rouse Company                                    44,196
                 REGIONAL SHOPPING MALLS
       615,000   General Growth Properties                            38,401
                 REGIONAL SHOPPING MALLS
       875,000   SL Green Realty                                      30,529
                 MANHATTAN OFFICE BUILDINGS
       699,000   Forest City Enterprises, Cl. B                       29,113
                 COMMERCIAL & RESIDENTIAL PROPERTY DEVELOPER
       800,000   Macerich Company                                     28,104
                 REGIONAL SHOPPING MALLS
       700,000   Manufactured Home Communities                        24,577
                 MANUFACTURED HOME COMMUNITIES
       725,000   Mills                                                24,324
                 REGIONAL SHOPPING MALLS
     1,375,000   Crescent Real Estate Equities                        22,839
                 CLASS A OFFICE BUILDINGS
       690,000   Federal Realty Investment Trust                      22,080
                 SHOPPING CENTERS
       975,000   Glimcher Realty Trust                                21,840
                 REGIONAL SHOPPING MALLS
       400,000   Chelsea Properties Group                             16,124
                 OUTLET MALLS
       540,000   AMB Property                                         15,212
                 INDUSTRIAL PROPERTIES

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------
                 >REAL ESTATE--CONTINUED

       700,000   Keystone Property Trust                             $12,957
                 INDUSTRIAL PROPERTIES
       200,000   Essex Property Trust                                 11,450
                 WEST COAST APARTMENTS
       650,000   United Dominion Realty                               11,193
                 APARTMENTS
       574,000   LaSalle Hotel Properties                              8,484
                 UPSCALE/FULL SERVICE HOTELS
       348,805   Security Capital European
                 Realty (Luxembourg) (b)                               5,058
                 REAL ESTATE INVESTMENTS
       190,000   Consolidated Tomoka                                   4,773
                 16,000 ACRES OF FLORIDA LAND
----------------------------------------------------------------------------
                                                                     371,254

                 >TRANSPORTATION: 0.2%

       100,000   Kobenhavns Lufthavne (Denmark)                        8,125
                 COPENHAGEN AIRPORT AUTHORITY
    15,000,000   Comfort Group (Singapore) (b)                         6,858
                 TAXI SERVICE
                                                                  ----------
                                                                      14,983

                 >REGULATED UTILITIES: 0.4%

     1,200,000   Unisource Energy                                     22,560
                 ELECTRIC UTILITY IN ARIZONA
       829,800   Red Electrica (Spain)                                10,881
                 SPANISH POWER GRID
----------------------------------------------------------------------------
                                                                      33,441

----------------------------------------------------------------------------
OTHER INDUSTRIES: TOTAL                                              419,678

TOTAL COMMON STOCKS AND OTHER
                                                                  ----------
  EQUITY-LIKE SECURITIES: 94.0%                                    7,114,763
                 (COST: $5,302,050)



PRINCIPAL AMOUNT (000)                                           VALUE (000)
----------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS: 5.8%

                 Yield 0.87%: 1.20%
                 Due 7/01/03 - 8/07/03

  $     70,000   American General Finance                            $69,984
        70,000   Campbell Soup                                        69,969
        50,000   Bayer                                                49,999
        45,000   Citigroup                                            44,987
        25,000   Citicorp                                             24,999
        25,000   Marshall & Ilsley                                    24,995
        25,000   Coca Cola                                            24,994
        24,710   Sara Lee                                             24,698
        20,000   Prudential Funding                                   19,996
        20,000   General Electric Capital Services                    19,995
        16,968   Baxter International                                 16,964
        15,600   John Hancock Financial                               15,596
        15,000   Virginia Electric & Power                            14,992
        10,000   US Treasury Bill                                      9,991
         4,902   Repurchase agreement with State
                    Street Bank & Trust Co., dated
                    6/30/03, due 7/01/03 at 1.10%,
                    collateralized by Federal Home
                    Loan Mortgage Notes maturing
                    1/28/05, market value $5,001
                    (repurchase proceeds:  $4,902)                     4,902
----------------------------------------------------------------------------
                 (AMORTIZED COST:  $437,061)                         437,061

                                                                  ----------
TOTAL INVESTMENTS: 99.8%                                           7,551,824
                 (COST:  $5,739,111) (a)

CASH AND OTHER ASSETS LESS LIABILITIES: 0.2%                          12,926

                                                                  ----------
TOTAL NET ASSETS: 100%                                            $7,564,750
============================================================================

Liberty Acorn Fund
     >Statement of Investments (Unaudited), continued

----------------------------------------------------------------------------
>Notes to Statement of Investments (in thousands)


(a) At June 30, 2003, for federal income tax purposes cost of investment is $5,739,520 and net unrealized appreciation was $1,812,304, consisting of gross unrealized appreciation of $2,282,814 and gross unrealized depreciation of $470,510.
(b) Non-income producing security.
(c) On June 30, 2003, the fund held the following percentages of the outstanding voting shares of the companies listed below:



    World Acceptance                       10.19%        Sequenom                               7.10%
    AnswerThink Consulting                 10.12%        Witness Systems                        6.85%
    Hub Group                               9.85%        E.Piphany                              6.83%
    Skillsoft Publishing                    9.94%        Spartech                               6.80%
    Indus International                     9.71%        Monarch Casino & Resort                6.68%
    MAPICS                                  9.68%        Sangamo Biosciences                    6.47%
    Analysts International                  9.50%        Princeton Review                       6.42%
    Seachange International                 9.28%        Ciphergen Biosystems                   6.38%
    Novoste                                 9.15%        Micros Systems                         6.06%
    Systems & Computer Technology           9.07%        Northwest Pipe Company                 6.03%
    BSQUARE                                 8.91%        Labor Ready                            6.00%
    Christopher & Banks                     8.60%        Steven Madden                          6.00%
    Igate Corp.                             8.47%        Kronos                                 5.96%
    NuCo2                                   8.46%        DVI Health Services                    5.93%
    MRO Software                            8.33%        Newpark Resources                      5.78%
    Gadzooks                                8.20%        Glacier Bancorp                        5.78%
    Clark                                   8.06%        Tipperary                              5.77%
    Gibraltar Steel                         8.05%        Mobile Mini                            5.77%
    Quaker City Bancorp                     8.02%        Aclara Biosciences                     5.75%
    JDA Software                            7.72%        Avid Technology                        5.65%
    Helen of Troy                           7.69%        Clarcor                                5.62%
    Steiner Leisure                         7.65%        ClickSoftware Technologies             5.47%
    COMARCO                                 7.58%        Ciber                                  5.42%
    New Horizons Worldwide                  7.57%        Navigant Consulting                    5.35%
    Actuate                                 7.53%        Hawthorne Financial                    5.28%
    Pinnacle Entertainment                  7.42%        InfoUSA                                5.24%
    NDCHealth Group                         7.30%        THQ                                    5.23%
    Aspect Communications                   7.28%        Monaco Coach                           5.15%
    Bally Total Fitness                     7.28%        Cuno                                   5.12%
    Esco Technologies                       7.27%        Navigant International                 5.08%
    First Years                             7.23%        GP Strategies                          5.08%
    Action Performance                      7.15%        Anchor Bancorp Wisconsin               5.02%
                                                         Shuffle Master                         5.01%


    The aggregate cost and value of these companies (in thousands) at June 30, 2003, was $1,177 and $1,344, respectively. Investments in affiliate companies represent 0.02% of total net assets at June 30, 2003. Investment activity and income amounts relating to affiliates during the period ended June 30, 2003 were as follows:

      Dividend  Income                          $    1,728
      Net realized gain or loss                 $    8,938
      Change in unrealized gain                 $  283,647

      Purchases                                 $   98,388
      Proceeds from sales                       $   94,853

    In addition, additional purchases of existing portfolio holdings that were considered affiliates in prior years, resulted in the fund owning more than 5% of the outstanding shares of certain issues at June 30, 2003. Therefore, the cost and market value affiliate disclosure amounts include both acquisitions of new investments in affiliates during the year, as well as prior year investment holdings that became affiliates during the current year.
(d) On June 30, 2003, the market value of foreign securities (in thousands) represents 10.34% of total net assets.

                                 Value               Percent
    ==========================================================
    Canada                      $99,757                 1.32%
    United Kingdom               87,838                 1.16
    Ireland                      79,053                 1.05
    Switzerland                  56,212                 0.74
    Italy                        51,123                 0.68
    France                       49,731                 0.66
    Singapore                    34,605                 0.46
    Spain                        33,654                 0.44
    Japan                        32,238                 0.43
    Hong Kong                    31,273                 0.41
    Sweden                       29,726                 0.39
    Germany                      29,538                 0.39


                                  Value              Percent
    =========================================================
    Netherlands                 $29,315                 0.39%
    South Korea                  20,985                 0.28
    Australia                    18,836                 0.25
    New Zealand                  17,722                 0.23
    Luxembourg                   16,533                 0.22
    Denmark                      15,554                 0.20
    India                        15,007                 0.20
    China                        11,694                 0.15
    Belgium                       8,565                 0.11
    Norway                        7,624                 0.10
    Mexico                        5,957                 0.08
                              ---------              -------
    Total Foreign Portfolio    $782,540                10.34%
                              =========              =======

Liberty Acorn International
     >Major Portfolio Changes in the Second Quarter (Unaudited)

                                                      NUMBER OF SHARES
                                                ----------------------------
                                                03/31/03            06/30/03

Additions
----------------------------------------------------------------------------
     EUROPE

>NORWAY

Ekornes                                              0               156,000
Tomra Systems                                        0             1,050,000

>SWEDEN

Hexagon                                              0               212,000
Intrum Justitia                              1,505,000             1,730,000
Munters                                              0               240,000
Nobia                                                0               550,000

>FRANCE

Bonduelle                                            0                36,000
Euronext                                       425,000               575,000

>UNITED KINGDOM/IRELAND

Anglo Irish Bank (Ireland)                   2,200,000             2,300,000
Business Post                                   85,000               600,000
Depfa Bank (Ireland)                                 0               125,000
Euro Money Institutional
  Investor                                   1,590,000             1,700,000
Expro International                          1,600,000             2,500,000
Grafton Group (Ireland)                      2,280,000             2,600,000
Hit Entertainment                            3,315,000             3,400,000
Jurys Doyle Hotel (Ireland)                          0               500,000
Marconi                                              0             5,375,000
McCarthy & Stone                                     0               450,000
Nestor Healthcare                            1,400,000             1,500,000
RPS Group                                    4,700,000             5,500,000
Xstrata                                        700,000             1,550,000

>SWITZERLAND

BKW Energie                                          0                33,500

>ITALY

De Longhi                                      800,000             1,700,000
Parmalat Finanziaria                         1,200,000             2,700,000

>SPAIN

Abengoa                                      1,199,500             2,000,000
Prosegur                                       685,000               757,000
Red Electrica                                        0               600,000
Telefonica Publicidado Info                  1,062,588             1,600,000

>NETHERLANDS

Aalberts Industrie                                   0               409,000
Fugro                                          220,000               230,476
Hunter Douglas                                 520,000               545,000
United Services Group                          666,000               686,122
Vopak                                          500,000               800,000


                                                      NUMBER OF SHARES
                                                ----------------------------
                                                03/31/03            06/30/03

----------------------------------------------------------------------------
     ASIA

>HONG KONG

Global Bio-Chem Technology
  Group                                     30,000,000            35,000,000
Lianhua Supermarket                                  0             5,802,000

>JAPAN

Toyo Technica                                  870,000             1,005,000

>INDIA

Housing Development Finance                  1,700,000             2,000,000

----------------------------------------------------------------------------
     OTHER COUNTRIES

>AUSTRALIA/NEW ZEALAND

Billabong International                              0             2,500,000
Perpetual Trustees                             350,000               420,000
The Warehouse Group
  (New Zealand)                              2,500,000             3,500,000

>CANADA

Esprit Exploration                                   0             5,000,000
Shawcor                                        600,000               700,000

Liberty Acorn International
     >Major Portfolio Changes in the Second Quarter (Unaudited), continued

                                                      NUMBER OF SHARES
                                                ----------------------------
                                                03/31/03            06/30/03

Sales
----------------------------------------------------------------------------
     EUROPE

>GERMANY

Jenoptik                                       970,000                     0
Norddeutsche Affinerie                         136,900                     0
Rhoen-Klinikum                                 350,000               335,000
Rhoen-Klinikum Pfd.                            435,000               300,000

>NORWAY

Orkla                                          681,000               456,000

>SWEDEN

Perbio Science                               1,090,000               905,000

>FRANCE/BELGIUM

Essilor International                          320,000               270,000
Grandvision                                    327,500               315,000
IPSO                                            35,453                     0
Neopost                                        600,000               500,000
RTL Group (Belgium)                            250,000               100,000
Technip-Coflexip                               110,000                     0

>UNITED KINGDOM/IRELAND

Charles Taylor Consulting                      500,000                     0
Exel                                         1,300,000             1,000,000
Serco Group                                  2,250,000                     0
Spectris                                     2,320,000             1,420,000
SSL International                            2,250,000             1,490,900
Waterford Wedgwood (Ireland)                10,180,000                     0

>SWITZERLAND

Geberit International                           50,000                40,000
Kuoni Reisen                                    23,000                     0

>ITALY

Autogrill                                    1,350,000             1,200,000
Permasteelisa                                  385,000                     0

>SPAIN

Amadeus Global Travel                        1,260,000                     0
NH Hoteles                                   1,000,000                     0
Zardoya Otis                                   640,000               425,000

>NETHERLANDS

Hagemeyer                                    1,185,000                     0
IM Tech                                        670,000               585,000


                                                      NUMBER OF SHARES
                                                ----------------------------
                                                03/31/03            06/30/03

----------------------------------------------------------------------------
     ASIA

>HONG KONG

Aeon Credit Service                          5,000,000                     0
Jiangsu Express                             17,000,000            12,000,000
Techtronic Industries                        6,500,000             5,600,000
Tingyi Holding                              22,000,000                     0
Travelsky Technology                         8,500,000                     0
Wing Hang Bank                               2,000,000                     0
Zhejiang Expressway                         15,000,000            11,000,000

>JAPAN

Fuji Seal                                      390,000               292,500
(INCLUDES THE EFFECT OF A 2 FOR 1 STOCK SPLIT)
Maruichi Steel Tube                            730,000                     0
Orix                                           180,000                     0

>TAIWAN

Advantech                                    5,850,000                     0
Ase Test                                     2,200,000             1,750,000

>SOUTH KOREA

Hyundai Mobis                                  675,000               575,000

>SINGAPORE

Comfort Group                               27,065,115            27,000,000
Star Cruises                                15,000,000                     0

>INDIA

Hero Honda Motors                            1,500,000                     0

----------------------------------------------------------------------------
     OTHER COUNTRIES

>AUSTRALIA

Goodman Fielder                              5,000,000                     0

>CANADA

Canadian 88                                  5,000,000                     0
Power Financial                                600,000               300,000

>SOUTH AFRICA

Harmony Gold                                   700,000               500,000

Liberty Acorn International
     >Statement of Investments (Unaudited), June 30, 2003


NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                                                     COMMON STOCKS AND OTHER
                                               EQUITY-LIKE SECURITIES: 96.0%
----------------------------------------------------------------------------
EUROPE: 60.4%
                 >GERMANY/AUSTRIA: 7.6%

       275,000   Deutsche Boerse                                     $14,592
                 TRADING, CLEARING & SETTLEMENT SERVICES
                 FOR FINANCIAL MARKETS
       335,000   Rhoen-Klinikum Pfd.                                  13,467
       300,000   Rhoen-Klinikum                                       11,646
                 HOSPITAL MANAGEMENT
       500,000   GFK                                                   9,432
                 MARKET RESEARCH SERVICES
       655,000   Software AG                                           9,049
                 DATABASE SOFTWARE
       240,000   Zapf Creation                                         8,944
                 TOY MANUFACTURER
       550,000   Hugo Boss Designs                                     8,136
                 FASHION APPAREL
       200,000   Flughafen Wien (Austria)                              7,281
                 VIENNA AIRPORT AUTHORITY
       325,000   Kali & Salz                                           6,621
                 POTASH PRODUCTS, FERTILIZERS, SALT &
                 WASTE MANAGEMENT
     1,000,000   Takkt                                                 5,211
                 MAIL ORDER RETAILER OF OFFICE & WAREHOUSE DURABLES
        80,000   Henkel                                                4,961
                 CHEMICALS, DETERGENTS & NON-FOOD CONSUMER BRANDS
        70,000   Beru                                                  4,038
                 AUTO PARTS & ELECTRONICS
       200,000   Lion Bioscience (b)                                     925
                 BIOINFORMATICS
----------------------------------------------------------------------------
                                                                     104,303

                 >DENMARK: 0.6%

       100,000   Kobenhavns Lufthavne                                  8,126
                 COPENHAGEN AIRPORT AUTHORITY
----------------------------------------------------------------------------

                 >NORWAY: 1.8%

     2,190,000   Den Norske Bank                                      10,808
                 BANK
       456,000   Orkla                                                 7,902
                 DIVERSIFIED CONSUMER GOODS
     1,050,000   Tomra Systems                                         4,512
                 REVERSE VENDING MACHINES
       156,000   Ekornes                                               2,087
                 NICHE FURNITURE MANUFACTURER
----------------------------------------------------------------------------
                                                                      25,309

                 >FINLAND: 1.5%

       384,000   Amer Group                                           11,758
                 BRANDED SPORTING GOODS
       475,000   Jaakko Poyry                                          8,387
                 ENGINEERING CONSULTANTS IN FORESTRY, ENERGY
----------------------------------------------------------------------------
                                                                      20,145

                 >SWEDEN: 3.6%

       905,000   Perbio Science                                       16,866
                 CONSUMABLES TO BIOTECH/PHARMACEUTICAL INDUSTRIES
     1,730,000   Intrum Justitia                                       9,434
                 RECEIVABLES MANAGEMENT & DEBT COLLECTION
       520,000   Castellum                                             8,943
                 OFFICE, WAREHOUSE & RETAIL PROPERTY COMPANY



NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

       240,000   Munters                                              $5,223
                 MOISTURE & HUMIDITY CONTROL
       212,000   Hexagon                                               4,680
                 DIVERSIFIED ENGINEERING
       550,000   Nobia                                                 4,127
                 KITCHEN INTERIORS MANUFACTURING & DISTRIBUTION
----------------------------------------------------------------------------
                                                                      49,273

                 >FRANCE/BELGIUM: 8.0%

       500,000   Neopost (b)                                          21,280
                 POSTAGE METER MACHINES
       575,000   Euronext                                             14,280
                 TRADING SERVICES FOR FINANCIAL MARKETS
       445,000   Omega Pharma (Belgium)                               13,564
                 OTC PRODUCTS, PHARMACY & DENTAL SUPPLIES
       130,000   Bacou Dalloz                                         12,755
                 SAFETY EQUIPMENT
       270,000   Essilor International                                10,895
                 EYEGLASS LENSES
       500,000   Fininfo                                               8,909
                 DATA FEEDS FOR FRENCH BANKS & BROKERS
       100,000   Groupe Bourbon                                        7,574
                 FOOD RETAILER
       315,000   Grandvision                                           6,522
                 EUROPEAN EYEGLASS RETAILER
        90,000   Vallourec                                             5,880
                 SEAMLESS TUBES
       100,000   RTL Group (Belgium)                                   4,785
                 TV & RADIO BROADCASTER
        36,000   Bonduelle                                             2,878
                 PRODUCER OF CANNED, FROZEN & FRESH VEGETABLES
----------------------------------------------------------------------------
                                                                     109,322

                 >UNITED KINGDOM/IRELAND: 15.8%

     2,300,000   Anglo Irish Bank (Ireland)                           20,371
                 CORPORATE LENDING: PRIVATE BANKING
     1,300,000   Kerry Group (Ireland)                                20,127
                 FOOD INGREDIENTS
     3,400,000   Hit Entertainment                                    13,893
                 CHILDREN'S TELEVISION SHOWS
     5,500,000   RPS Group                                            12,409
                 ENVIRONMENTAL CONSULTING
     2,500,000   Expro International                                  11,648
                 OFFSHORE OIL FIELD SERVICES
     2,600,000   Grafton Group (Ireland)                              11,514
                 BUILDERS, WHOLESALERS & DIY RETAILING
     1,550,000   Xstrata                                              10,312
                 DIVERSIFIED MINING HOLDING COMPANY
     1,000,000   Exel                                                 10,281
                 GLOBAL LOGISTICS & FREIGHT FORWARDING
     1,200,000   Torex                                                 9,917
                 APPLICATION SOFTWARE FOR HOSPITAL
                 MANAGEMENT & RETAIL
       125,000   Depfa Bank (Ireland)                                  9,741
                 INTERNATIONAL PUBLIC SECTOR FINANCE
     1,420,000   Spectris                                              9,694
                 ELECTRONIC INSTRUMENTS & CONTROLS
     6,500,000   Tullow Oil (b)                                        8,483
                 OIL & GAS PRODUCER
     1,150,000   Bunzl                                                 8,074
                 DISTRIBUTION OF DISPOSABLE PRODUCTS TO FOOD INDUSTRY

Liberty Acorn International
     >Statement of Investments (Unaudited), continued


NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                 >UNITED KINGDOM/IRELAND--CONTINUED

       420,000   Cobham                                               $8,021
                 AEROSPACE
     1,700,000   Euro Money Institutional Investor                     7,973
                 FINANCIAL PUBLICATIONS
     1,490,900   SSL International                                     7,220
                 MEDICAL & FOOTCARE PRODUCTS
     1,200,000   Smith & Nephew                                        6,907
                 MEDICAL EQUIPMENT & SUPPLIES
     1,500,000   Nestor Healthcare                                     6,902
                 HEALTHCARE STAFFING COMPANY
     5,375,000   Marconi (b)                                           5,464
                 TELECOMMUNICATIONS EQUIPMENT
       500,000   Irish Life & Permanent (Ireland)                      5,406
                 SAVINGS PRODUCTS
       500,000   Jurys Doyle Hotel (Ireland)                           4,848
                 HOTEL GROUP
       600,000   Business Post                                         4,116
                 PARCEL & EXPRESS MAIL SERVICE
       450,000   McCarthy & Stone                                      3,652
                 BUILDER OF RETIREMENT APARTMENTS
        55,000   Intermediate Capital                                    884
                 EUROPEAN PROVIDER OF MEZZANINE CAPITAL
----------------------------------------------------------------------------
                                                                     217,857

                 >SWITZERLAND: 6.3%

        21,000   Synthes-Stratec                                      15,118
                 PRODUCTS FOR ORTHOPEDIC SURGERY
        30,000   Givaudan                                             12,652
                 INDUSTRIAL FRAGRANCES & FLAVORS
        40,000   Geberit International                                12,341
                 PLUMBING SUPPLIES
        80,000   Kaba Holdings                                        11,423
                 BUILDING SECURITY SYSTEMS
         5,250   Pargesa                                              10,725
                 INDUSTRIAL & MEDIA CONGLOMERATE
        33,500   BKW Energie                                           8,105
                 ELECTRIC UTILITY
        40,000   Schindler                                             6,452
                 ELEVATOR MANUFACTURER & SERVICE PROVIDER
       110,000   Bachem                                                5,420
                 PEPTIDES
        90,000   Bon Appetit                                           4,075
                 WHOLESALE FOOD DISTRIBUTOR AND SPECIALTY
                 RESTAURANT/RETAILER
----------------------------------------------------------------------------
                                                                      86,311

                 >ITALY: 3.5%

     1,200,000   Autogrill                                            13,113
                 RESTAURANTS & CATERING FOR TRAVELERS
     1,500,000   Saipem                                               11,249
                 OFFSHORE OIL CONSTRUCTION & DRILLING
     2,700,000   Parmalat Finanziaria                                  8,510
                 DAIRY PRODUCER
       212,000   Davide Campari                                        8,133
                 BEVERAGES
     1,700,000   De Longhi                                             7,489
                 CONSUMER APPLIANCES FOR HEATING,
                 AIR CONDITIONING & COOKING
----------------------------------------------------------------------------
                                                                      48,494


NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                 >SPAIN: 4.8%

     2,000,000   Abengoa                                             $11,963
                 ENGINEERING & CONSTRUCTION
       530,000   Gamesa                                               11,857
                 SPANISH WIND TURBINES
       757,000   Prosegur                                             11,207
                 SECURITY GUARDS
       600,000   Red Electrica                                         7,868
                 SPANISH POWER GRID
     1,137,045   Cortefiel                                             7,847
                 APPAREL RETAILER
     1,600,000   Telefonica Publicidado Info                           7,748
                 SPANISH TELEPHONE DIRECTORIES
       425,000   Zardoya Otis                                          6,404
       425,000   Zardoya Otis Bonus Rights                               636
                 ELEVATOR MANUFACTURER & SERVICE PROVIDER

----------------------------------------------------------------------------
                                                                      65,530

                 >NETHERLANDS: 5.5%

       545,000   Hunter Douglas                                       18,180
                 DECORATIVE WINDOW COVERINGS
       377,000   OPG Groep                                            11,479
                 PHARMACEUTICAL WHOLESALER & RETAILER
       800,000   Vopak                                                10,895
                 OIL & CHEMICAL STORAGE
       585,000   IM Tech                                              10,854
                 TECHNICAL ENGINEERING
       230,476   Fugro                                                 9,544
                 SURVEY & GPS SERVICES
       686,122   United Services Group                                 8,089
                 TEMPORARY STAFFING SERVICES
       409,000   Aalberts Industrie                                    7,198
                 FLOW CONTROL & HEAT TREATMENT
----------------------------------------------------------------------------
                                                                      76,239

                 >LUXEMBOURG: 1.4%

       420,000   Tenaris (b)                                          10,710
                 STEEL PIPE FOR OIL WELLS & PIPELINES
     1,280,000   Ses Global                                            8,319
                 SATELLITE BROADCASTING SERVICES
----------------------------------------------------------------------------
                                                                      19,029
                                                                  ----------
EUROPE:          TOTAL                                               829,938
----------------------------------------------------------------------------
ASIA: 22.2%
                 >HONG KONG/CHINA: 5.3%

    35,000,000   Global Bio-Chem Technology Group                     11,333
                 CORN-BASED FOOD PRODUCTS
     3,000,000   TVB                                                  10,714
                 TELEVISION PROGRAMMING & BROADCASTING
     5,600,000   Techtronic Industries                                 9,371
                 POWER TOOL MANUFACTURER
     4,000,000   Hong Kong Exchanges & Clearing                        5,796
                 TRADING, CLEARING & SETTLEMENT SERVICES FOR
                 FINANCIAL MARKETS
    20,000,000   Sinotrans (China) (b)                                 5,642
                 INTEGRATED LOGISTICS IN CHINA
    12,000,000   JCG Holding                                           5,617
                 CONSUMER FINANCE
    11,000,000   Zhejiang Expressway                                   4,549
                 TOLL ROAD BUILDER & OPERATOR

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                 >HONG KONG/CHINA--CONTINUED

    15,000,000   Linmark                                              $4,520
                 APPAREL/HARD GOODS SOURCING AGENT
    12,000,000   Jiangsu Expressway                                    4,501
                 TOLL ROAD BUILDER & OPERATOR
    25,000,000   Lerado Group                                          4,168
                 BABY PARAPHERNALIA
     8,000,000   Hainan Meilan Airport                                 3,770
                 CHINESE AIRPORT OPERATOR
     5,802,000   Lianhua Supermarket (b)                               3,088
                 CHINESE SUPERMARKET CHAIN
----------------------------------------------------------------------------
                                                                      73,069

                 >JAPAN: 8.2%

       875,000   Yakult Honsha                                        11,754
                 DAIRY BASED BEVERAGES
       267,000   Uni-Charm                                            11,562
                 INFANT HYGIENE & FEMININE CARE PRODUCTS
     1,005,000   Toyo Technica                                         9,878
                 VALUE ADDED RESELLER OF IMPORTED INSTRUMENTATION
       190,000   USS                                                   9,638
                 USED CAR AUCTIONEER
       292,500   Fuji Seal                                             8,981
                 PACKAGING MATERIALS & MACHINERY
       410,000   Daito Trust Construction                              8,638
                 APARTMENT BUILDER
       220,000   ARRK                                                  7,691
                 PROTOTYPES & MOLDS FOR NEW PRODUCT DEVELOPMENT
       700,000   NIFCO                                                 7,522
                 MOLDED PLASTIC COMPONENTS
       385,000   Daiseki                                               5,801
                 WASTE DISPOSAL & RECYCLING
        35,000   Bellsystem24                                          5,621
                 CALL CENTERS
       325,000   Aderans                                               5,776
                 HAIR PIECES
       135,000   Sugi Pharmacy                                         5,508
                 DRUGSTORES
       150,000   Eneserve                                              5,419
                 IN-HOUSE POWER GENERATORS
       140,000   Goldcrest                                             3,679
                 APARTMENT DEVELOPER
     1,150,000   OMC Card                                              3,521
                 CREDIT CARD ISSUER
       100,000   Taisei Lamick                                         2,340
                 PACKAGING MATERIALS & MACHINERY
----------------------------------------------------------------------------
                                                                     113,329

                 >TAIWAN: 1.0%

     1,750,000   Ase Test (b)                                          9,625
                 SEMICONDUCTOR PACKAGING & TEST SERVICES
     6,150,000   Chroma Ate (b)                                        3,856
                 TEST & MEASUREMENT INSTRUMENTS
----------------------------------------------------------------------------
                                                                      13,481

                 >SOUTH KOREA: 4.0%

       575,000   Hyundai Mobis                                        14,754
                 AUTO PARTS
       140,000   Cheil Communications                                 13,771
                 ADVERTISING
       500,000   S1 Corporation                                        9,460
                 SECURITY SERVICES



NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

       156,264   Yuhan                                                $7,417
                 ETHICAL DRUG PRODUCER
       100,000   Samsumg Fire & Marine                                 4,864
                 NON-LIFE INSURANCE
       475,000   Samyoung Heat Exchange (c)                            4,732
                 POWER PLANT RELATED MACHINERY
----------------------------------------------------------------------------
                                                                      54,998

                 >SINGAPORE: 2.4%

    27,000,000   Comfort Group (b)                                    12,344
                 TAXI SERVICE
     1,200,000   Venture                                              10,973
                 ELECTRONIC MANUFACTURING SERVICES
     9,000,000   Sembcorp Logistics                                    9,610
                 LOGISTIC SERVICES FOR MARINE TRANSPORT
----------------------------------------------------------------------------
                                                                      32,927

                 >INDIA: 1.3%

     2,000,000   Housing Development Finance                          17,655
                 MORTGAGE LOAN PROVIDER IN INDIA
----------------------------------------------------------------------------

                                                                  ----------
 ASIA:   TOTAL                                                       305,459

----------------------------------------------------------------------------
LATIN AMERICA: 1.3%
                 >MEXICO: 1.1%

       600,000   Grupo Aeroportuario                                   8,778
                 MEXICAN AIRPORT AUTHORITY
     3,500,000   Consorcio ARA (b)                                     6,950
                 LOW/MEDIUM INCOME HOUSE BUILDER
----------------------------------------------------------------------------
                                                                      15,728

                 >BRAZIL: 0.2%

       835,000   Cia De Consessoes Rodoviaria                          2,654
                 BRAZILIAN TOLLROADS
----------------------------------------------------------------------------

                                                                  ----------
LATIN AMERICA: TOTAL                                                  18,382

----------------------------------------------------------------------------
OTHER COUNTRIES: 12.1%

                 >AUSTRALIA/NEW ZEALAND: 4.8%

     2,500,000   Jupiters                                             10,760
                 CASINO
     3,500,000   The Warehouse Group (New Zealand)                    10,638
                 WAREHOUSE CLUB
     2,500,000   Billabong International                              10,307
                 SURFWEAR APPAREL MANUFACTURER
     1,800,000   Sky City Entertainment (New Zealand)                  9,959
                 CASINO/ENTERTAINMENT COMPLEX
     2,500,000   Lion Nathan                                           8,997
                 BEER BREWER/DISTRIBUTOR
       420,000   Perpetual Trustees                                    8,658
                 INVESTMENT MANAGEMENT
     5,000,000   Computershare                                         6,278
                 FINANCIAL SOFTWARE/SERVICES
----------------------------------------------------------------------------
                                                                      65,597

                 >CANADA: 6.6%

     1,000,000   Corus Entertainment (b)                              16,780
                 CATV PROGRAMMING
       365,000   Talisman Energy                                      16,557
                 OIL & GAS PRODUCER
       300,000   Power Financial                                       9,681
                 LIFE INSURANCE & MUTUAL FUNDS

Liberty Acorn International
     >Statement of Investments (Unaudited), continued

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                 >CANADA--CONTINUED

     5,000,000   Esprit Exploration (b)                               $8,850
                 NATURAL GAS PRODUCER
       700,000   Shawcor                                               7,745
                 OIL & GAS PIPELINE PRODUCTS
       600,000   Patheon (b)                                           6,638
                 PHARMACEUTICAL CONTRACT MANUFACTURER
       450,000   Moore-Wallace (b)                                     6,536
                 COMMERCIAL PRINTING
       500,000   Kingsway Financial (b)                                6,030
                 AUTO & SPECIALTY INSURANCE
       750,000   Altagas Services                                      5,947
                 NATURAL GAS GATHERER & PROCESSOR
       450,000   Intrawest                                             5,898
                 OWNER/OPERATOR OF SKI RESORTS
----------------------------------------------------------------------------
                                                                      90,662

                 >RUSSIA: 0.2%

         8,666   Khanty Mansiysk (b)                                   3,596
                 OIL PRODUCTION IN RUSSIA
----------------------------------------------------------------------------

                 >SOUTH AFRICA: 0.5%

       500,000   Harmony Gold                                          6,580
                 GOLD MINING
----------------------------------------------------------------------------

                                                                  ----------
OTHER:           TOTAL                                               166,435

TOTAL COMMON STOCKS AND OTHER
     EQUITY-LIKE SECURITIES: 96.0%                                ----------
           (COST: $1,224,127)                                      1,320,214


PRINCIPAL AMOUNT(000)                                            VALUE (000)
----------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS: 2.8%

       $35,000   Household Finance 1.31%
                  Due 7/01/03                                        $35,000
         3,707   Repurchase Agreement with
                  State Street Bank & Trust Co.,
                  dated 6/30/03, due 7/01/03
                  at 1.10%, collateralized by
                  Federal Home Loan Mortgage
                  Notes maturing 1/28/05, market
                  value $3,783
                  (repurchase proceeds: $3,707)                        3,707
----------------------------------------------------------------------------
                 (AMORTIZED COST: $38,707)                            38,707


                                                                  ----------
TOTAL INVESTMENTS: 98.8%                                           1,358,921
                 (COST: $1,262,834) (a)

CASH AND OTHER ASSETS LESS LIABILITIES: 1.2%                          16,019
                                                                  ----------
TOTAL NET ASSETS: 100%                                            $1,374,940
============================================================================

>Notes to Statement of Investments (in thousands)
(a) At June 30, 2003, for federal income tax purposes cost of investment was $1,270,059 and net unrealized appreciation was $88,862 consisting of gross unrealized appreciation of $217,990 and gross unrealized depreciation of $129,128.
(b) Non-income producing security.
(c) On June 30, 2003, the fund held the following percentages of the outstanding voting shares of the companies listed below: Samyoung Heat Exchange (South Korea) 6.33%

    The aggregate cost and value of this company at June 30, 2003, was $8,990 and $4,732, respectively. Investments in affiliate companies represent 0.34% of total net assets at June 30, 2003. The change in unrealized gain in this company amounted to $6 for the period ended June 30, 2003. There was no other investment activity during the period.
(d) On June 30, 2003, $504,690 or 36.7% of the Fund's net assets was denominated in the Euro currency.

Liberty Acorn International
     >Portfolio Diversification (Unaudited)

At June 30, 2003, the Fund's portfolio investments as a percent of net assets was diversified as follows:

                                               VALUE (000)           PERCENT
----------------------------------------------------------------------------

>COMPUTER HARDWARE

Semiconductors                                      $9,625            0.7%
----------------------------------------------------------------------------
                                                     9,625            0.7

>TECHNOLOGY SERVICES

Full Service                                         9,917            0.7
Embedded Systems                                     9,049            0.7
----------------------------------------------------------------------------
                                                    18,966            1.4

>TELECOM

Cable                                                8,319            0.6
ISP                                                  5,464            0.4
----------------------------------------------------------------------------
                                                    13,783            1.0

>BROADCASTING/MEDIA CONTENT

Radio & TV Broadcasting                             29,392            2.1
Hybrid Internet                                     24,630            1.8
Media Content Providers                             16,780            1.2
Market Research                                      9,432            0.7
----------------------------------------------------------------------------
                                                    80,234            5.8

>HEALTH CARE

Services                                            54,389            4.0
Drugs                                               49,993            3.6
Devices & Consumables                               29,245            2.1
Biotech                                              6,345            0.5
----------------------------------------------------------------------------
                                                   139,972           10.2

>BUSINESS SERVICES

Business Services                                   53,299            3.9
BPO                                                 26,491            1.9
Logistics                                           19,891            1.4
Consumer Services                                    9,638            0.7
----------------------------------------------------------------------------
                                                   109,319            7.9



                                               VALUE (000)           PERCENT
----------------------------------------------------------------------------

>FINANCIALS

Lending Institutions                               $60,376            4.4%
Asset Management                                    28,734            2.1
Insurance                                           25,981            1.9
----------------------------------------------------------------------------
                                                   115,091            8.4

>CONSUMER GOODS/SERVICES

Branded Goods                                      166,788           12.1
Leisure                                             56,682            4.1
Retail Outlets                                      47,187            3.4
Distribution/ E-Commerce                            16,155            1.2
----------------------------------------------------------------------------
                                                   286,812           20.8

>INDUSTRIALS

Goods                                              221,460           16.1
R&D Design Firms                                    17,715            1.3
Construction                                        16,001            1.2
Electronic Manufacturing                            13,734            1.0
EMS Design                                          10,973            0.8
Distribution                                         5,642            0.4
----------------------------------------------------------------------------
                                                   285,525           20.8

>OTHER INDUSTRIES

Energy                                             118,632            8.6
Real Estate                                         46,472            3.4
Utilities                                           44,890            3.3
Not-Classified                                      40,168            2.9
Conglomerate                                        10,725            0.8
----------------------------------------------------------------------------
                                                   260,887           19.0

TOTAL COMMON STOCKS AND
                                                ----------------------------
   OTHER EQUITY-LIKE SECURITIES:                 1,320,214           96.0
SHORT-TERM OBLIGATIONS:                             38,707            2.8
                                                ----------------------------
TOTAL INVESTMENTS:                               1,358,921           98.8

CASH AND OTHER ASSETS
   LESS LIABILITIES:                                16,019            1.2

                                                ----------------------------
TOTAL NET ASSETS:                               $1,374,940          100.0%
============================================================================

Liberty Acorn USA
     >Major Portfolio Changes in the Second Quarter (Unaudited)


                                                      NUMBER OF SHARES
                                                ----------------------------
                                                03/31/03            06/30/03

Additions
----------------------------------------------------------------------------
     INFORMATION

Cable Design Technologies                              0             150,000
Crown Castle International                       490,000             550,000
JDA Software                                     864,000             974,000
MRO Software                                     348,500             473,500

----------------------------------------------------------------------------
     CONSUMER GOODS/SERVICES

Aeropostale                                      110,500             135,500
Oxford Industries                                      0              28,000

----------------------------------------------------------------------------
     FINANCE

AmeriCredit                                      846,500             931,500
Harleysville Group                                     0              97,000

----------------------------------------------------------------------------
     ENERGY/MINERALS

FMC Technologies                                  30,700             110,700
Ultra Petroleum                                  135,000             215,000



                                                      NUMBER OF SHARES

                                                ----------------------------
                                                03/31/03            06/30/03

Sales
----------------------------------------------------------------------------
     FINANCE
World Acceptance                                 590,000             550,000

Liberty Acorn USA
    >Statement of Investments (Unaudited), June 30, 2003


NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                                                        COMMON STOCKS: 92.6%
----------------------------------------------------------------------------
INFORMATION: 39.1%
                 >BROADCASTING: 2.2%

       333,100   Salem Communications (b)                             $6,666
                 RADIO STATIONS FOR RELIGIOUS PROGRAMMING
       138,500   Gray Television                                       1,717
                 MID MARKET AFFILIATED TV STATIONS
        57,000   Saga Communications (b)                               1,109
                 RADIO STATIONS IN SMALL & MID-SIZED CITIES
----------------------------------------------------------------------------
                                                                       9,492

                 >TELEVISION PROGRAMMING: 1.4%

       600,000   Mediacom Communications (b)                           5,922
                 CABLE TELEVISION FRANCHISES
----------------------------------------------------------------------------

                 >TELECOMMUNICATIONS/WIRELINE
                 COMMUNICATIONS: 2.4%

       227,800   Commonwealth Telephone (b)                           10,016
                 RURAL PHONE FRANCHISES & CLEC
----------------------------------------------------------------------------

                 >MOBILE COMMUNICATIONS: 4.5%

       927,000   Western Wireless (b)                                 10,688
                 PHONE SERVICES
       550,000   Crown Castle International (b)                        4,273
                 COMMUNICATION TOWERS IN USA & UK
        60,000   Telephone & Data Systems                              2,982
                 CELLULAR & TELEPHONE SERVICES
       182,700   COMARCO (b)                                           1,297
                 WIRELESS NETWORK TESTING

----------------------------------------------------------------------------
                                                                      19,240

                 >COMPUTER SERVICES: 2.2%

       232,000   American Management Systems (b)                       3,313
                 SOFTWARE DEVELOPMENT SERVICES
       786,000   RCM Technologies (b)(c)                               3,065
                 TECHNOLOGY STAFFING SERVICES
       670,000   AnswerThink Consulting (b)                            1,293
                 IT INTEGRATOR FOR FORTUNE 2000
       149,600   Ciber (b)                                             1,050
                 SOFTWARE SERVICES & STAFFING
       256,600   Analysts International (b)                              639
                 TECHNOLOGY STAFFING SERVICES
----------------------------------------------------------------------------
                                                                       9,360

                 >BUSINESS/CONSUMER SOFTWARE: 15.9%

       527,600   Micros Systems (b)                                   17,400
                 INFORMATION SYSTEMS FOR RESTAURANTS & HOTELS
       221,100   Kronos (b)                                           11,234
                 LABOR MANAGEMENT SOLUTIONS
       974,000   JDA Software (b)                                     10,899
                 APPLICATIONS/SOFTWARE & SERVICES FOR RETAILERS
       370,000   JD Edwards (b)                                        5,302
                 MID MARKET ERP & SUPPLY CHAIN SOFTWARE
     1,330,000   Novell (b)                                            4,096
                 SECURITY & IDENTITY MANAGEMENT SOFTWARE
       473,500   MRO Software (b)                                      4,086
                 ENTERPRISE MANAGEMENT SOFTWARE
       206,000   Group 1 Software (b)                                  3,805
                 ADDRESS VERIFICATION SOFTWARE
       192,500   THQ (b)                                               3,465
                 ENTERTAINMENT SOFTWARE


NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

       505,000   E.Piphany (b)                                        $2,581
                 CRM SOFTWARE
       140,000   SPSS (b)                                              2,344
                 STATISTICAL ANALYSIS SOFTWARE
       102,000   Activision (b)                                        1,318
                 ENTERTAINMENT SOFTWARE
        65,000   MAPICS (b)                                              533
                 MID MARKET ERP SOFTWARE
       100,000   Aspect Communications (b)                               387
                 CALL CENTER SOFTWARE
----------------------------------------------------------------------------
                                                                      67,450

                 >TRANSACTION PROCESSORS: 2.2%

       211,640   Global Payments                                       7,513
                 CREDIT CARD PROCESSOR
       170,000   Euronet Worldwide (b)                                 1,838
                 ATM PROCESSOR
----------------------------------------------------------------------------
                                                                       9,351

                 >BUSINESS INFORMATION/MARKETING
                 SERVICES/PUBLISHING: 2.1%

       102,800   Getty Images (b)                                      4,246
                 PHOTOGRAPHS FOR PUBLICATIONS & ELECTRONIC MEDIA
       240,000   Navigant Consulting (b)                               2,844
                 CONSULTING FIRM
       108,600   INFORMATION Holdings (b)                              1,982
                 PATENT & OTHER BUSINESS INFORMATION
----------------------------------------------------------------------------
                                                                       9,072

                 >CONTRACT MANUFACTURING: 0.4%

       140,000   Plexus (b)                                            1,614
                 ELECTRONIC MANUFACTURING SERVICES
----------------------------------------------------------------------------

                 >INSTRUMENTATION: 0.3%

        60,000   Trimble Navigation (b)                                1,376
                 GPS-BASED INSTRUMENTS
----------------------------------------------------------------------------

                 >COMPUTER HARDWARE/SEMICONDUCTORS/
                 RELATED EQUIPMENT: 5.5%

       129,000   Zebra Technologies (b)                                9,700
                 BAR CODE PRINTERS
       175,300   Integrated Circuit Systems (b)                        5,510
                 SILICON TIMING DEVICES
       424,100   Seachange International (b)                           4,046
                 SYSTEMS FOR VIDEO ON DEMAND & AD INSERTION
        70,000   LittelFuse (b)                                        1,565
                 FUSES FOR OVERCURRENT & OVERVOLTAGE PROTECTION
        40,000   Rogers (b)                                            1,332
                 PCB LAMINATES & HIGH PERFORMANCE FOAMS
       150,000   Cable Design Technologies (b)                         1,072
                 NETWORKING & SPECIALTY CABLES
----------------------------------------------------------------------------
                                                                      23,225
                                                                  ----------
                 INFORMATION: TOTAL                                  166,118
----------------------------------------------------------------------------
HEALTH CARE: 17.2%

                 >BIOTECHNOLOGY/DRUG DELIVERY: 2.9%

       720,000   Nektar Therapeutics (b)                               6,646
                 PULMONARY DRUG DELIVERY
       211,400   Enzon (b)                                             2,647
                 POLYMER DELIVERY TECHNOLOGY FOR IMPROVED DRUGS

Liberty Acorn USA
     >Statement of Investments (Unaudited), continued

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                 >BIOTECHNOLOGY/DRUG DELIVERY--CONTINUED

       375,000   Locus Discovery, Series D, Pfd. (b)                  $1,500
                 HIGH THROUGHPUT RATIONAL DRUG DESIGN
        90,000   Applera-Celera Genomics (b)                             929
                 DIAGNOSTICS & DRUG DEVELOPMENT
       154,000   SYRRX, Series C (b)                                     348
                 X-RAY CRYSTALLOGRAPHY
       363,636   Metabolex, Series F (b)                                  44
                 DRUGS FOR DIABETES
----------------------------------------------------------------------------
                                                                      12,114

                 >MEDICAL EQUIPMENT: 4.9%

       335,000   Edwards Lifesciences (b)                             10,767
                 HEART VALVES
       220,000   Viasys Healthcare (b)                                 4,554
                 RESPIRATORY & NEUROLOGY MEDICAL EQUIPMENT
       135,600   Visx (b)                                              2,353
                 LASER EYE SURGERY
       345,000   Novoste (b)                                           2,070
                 RADIATION CATHETERS FOR IN-STENT RESTENOSIS
        30,000   Diagnostic Products                                   1,231
                 IMMUNODIAGNOSTIC KITS
----------------------------------------------------------------------------
                                                                      20,975

                 >MEDICAL SUPPLIES: 1.6%

       222,800   Techne (b)                                            6,760
                 CYTOKINES, ANTIBODIES, OTHER REAGENTS
                 FOR LIFE SCIENCES
----------------------------------------------------------------------------

                 >SERVICES: 7.8%

       639,000   First Health Group (b)                               17,636
                 PPO NETWORK
       246,800   Lincare Holdings (b)                                  7,777
                 HOME HEALTH CARE SERVICES
       323,300   NDCHealth Group                                       5,933
                 HEALTH CLAIMS PROCESSING & DRUG MARKETING SERVICES
       100,000   Dendrite International (b)                            1,288
                 SOFTWARE FOR PHARMACEUTICAL SALES FORCE
        26,000   Medquist (b)                                            526
                 MEDICAL TRANSCRIPTION SERVICES
----------------------------------------------------------------------------
                                                                      33,160

                                                                  ----------
                 HEALTH CARE: TOTAL                                   73,009

----------------------------------------------------------------------------
CONSUMER GOODS/SERVICES: 13.8%
                 >CONSUMER SERVICES: 3.1%

       430,000   ITT Educational Services (b)                         12,578
                 POST-SECONDARY DEGREE PROGRAM
        48,900   Bally Total Fitness (b)                                 442
                 NATIONAL CHAIN OF FITNESS CENTERS
----------------------------------------------------------------------------
                                                                      13,020

                 >APPAREL: 1.7%

       197,600   Steven Madden (b)                                     4,316
                 WHOLESALER/RETAILER OF FASHION FOOTWARE
        32,000   Coach (b)                                             1,592
                 DESIGNER & RETAILER OF BRANDED LEATHER ACCESSORIES
        28,000   Oxford Industries                                     1,163
                 BRANDED & PRIVATE LABEL APPAREL
----------------------------------------------------------------------------
                                                                       7,071


NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                 >ENTERTAINMENT: 1.2%

        91,300   International Speedway Motors                        $3,607
                 LARGEST MOTORSPORT RACETRACK OWNER & OPERATOR
        70,000   Action Performance                                    1,330
                 MOTORSPORT COLLECTIBLES & MERCHANDISING
----------------------------------------------------------------------------
                                                                       4,937

                 >DURABLE GOODS: 0.3%

        30,000   American Woodmark                                     1,397
                 KITCHEN CABINET
----------------------------------------------------------------------------

                 >FURNITURE: 0.5%

        60,000   Herman Miller                                         1,213
                 OFFICE FURNITURE
        20,000   Mohawk Industries (b)                                 1,111
                 CARPET & FLOORING
----------------------------------------------------------------------------
                                                                       2,324

                 >NONDURABLES: 1.9%

       167,200   Scotts Company (b)                                    8,276
                 CONSUMER LAWN & GARDEN PRODUCTS
----------------------------------------------------------------------------

                 >RETAIL: 5.1%

       212,500   Christopher & Banks (b)                               7,860
                 WOMEN'S APPAREL RETAILER
       135,500   Aeropostale (b)                                       2,911
                 MALL BASED TEEN RETAILER
        58,300   Urban Outfitters (b)                                  2,093
                 MULTI CHANNEL LIFESTYLE RETAILER
       347,000   Gadzooks (b)                                          1,971
                 TEEN APPAREL RETAILER
        50,000   Michaels Stores                                       1,903
                 CRAFT & HOBBY SPECIALTY RETAILER
        50,000   Ann Taylor (b)                                        1,447
                 WOMEN'S APPAREL RETAILER
        50,000   Abercrombie & Fitch (b)                               1,420
                 TEEN APPAREL RETAILER
        75,000   Genesco (b)                                           1,327
                 MULTI-CONCEPT BRANDED FOOTWEAR RETAILER
        25,000   Petco Animal Supplies (b)                               544
                 PET SUPPLIES & SERVICES
----------------------------------------------------------------------------
                                                                      21,476

                                                                  ----------
                 CONSUMER GOODS/SERVICES: TOTAL                       58,501

----------------------------------------------------------------------------
FINANCE: 11.2%
                 >BANKS: 1.1%

       158,125   Chittenden                                            4,325
                 VERMONT & WEST MASSACHUSETTS BANK
        10,000   TCF Financial                                           398
                 GREAT LAKES BANK
----------------------------------------------------------------------------
                                                                       4,723

                 >FINANCE COMPANIES: 4.0%

       550,000   World Acceptance (b)                                  8,954
                 PERSONAL LOANS
       931,500   AmeriCredit (b)                                       7,964
                 AUTO LENDING
----------------------------------------------------------------------------
                                                                      16,918

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                 >SAVINGS & LOAN: 1.5%

        75,000   Downey Financial                                     $3,097
                 CALIFORNIA HOME LENDER
       116,400   Anchor Bancorp Wisconsin                              2,781
                 WISCONSIN THRIFT
        16,500   Peoples Bank Bridgeport                                 478
                 CONNECTICUT SAVINGS & LOAN
----------------------------------------------------------------------------
                                                                       6,356

                 >MONEY MANAGEMENT: 0.3%

        40,000   SEI Investments                                       1,280
                 MUTUAL FUND ADMINISTRATION &
                 INVESTMENT MANAGEMENT
----------------------------------------------------------------------------

                 >INSURANCE: 4.3%

       350,000   HCC Insurance Holdings                               10,350
                 AVIATION INSURANCE
        17,000   Markel (b)                                            4,352
                 SPECIALTY INSURANCE
        97,000   Harleysville Group                                    2,233
                 COMMERCIAL & PERSONAL LINES INSURANCE
        35,000   Philadelphia Consolidated Holding (b)                 1,414
                 SPECIALTY INSURANCE
----------------------------------------------------------------------------
                                                                      18,349

                                                                  ----------
                 FINANCE: TOTAL                                       47,626

----------------------------------------------------------------------------
INDUSTRIAL GOODS/SERVICES: 5.0%
                 >SPECIALTY CHEMICALS/INDUSTRIAL
                 MATERIALS: 0.7%

        95,000   Spartech                                              2,015
                 PLASTICS DISTRIBUTION & COMPOUNDING
        70,000   Schulman                                              1,124
                 PLASTICS DISTRIBUTION & COMPOUNDING
----------------------------------------------------------------------------
                                                                       3,139

                 >INDUSTRIAL DISTRIBUTION: 0.2%

       100,000   NuCo2 (b)                                               941
                 BULK CO2 GAS DISTRIBUTION TO RESTAURANTS
----------------------------------------------------------------------------

                 >CONSTRUCTION: 0.3%

        30,000   Florida Rock Industries                               1,238
                 CONCRETE & AGGREGATES
----------------------------------------------------------------------------

                 >MACHINERY: 0.6%

        59,000   Esco Technologies (b)                                 2,596
                 FILTRATION & TEST EQUIPMENT
----------------------------------------------------------------------------

                 >WATER: 1.1%

       134,000   Cuno (b)                                              4,840
                 FILTRATION & FLUIDS CLARIFICATION
----------------------------------------------------------------------------

                 >INDUSTRIAL GOODS: 0.1%

        10,300   Intermagnetics General (b)                              204
                 SUPERCONDUCTING WIRE
----------------------------------------------------------------------------




NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                 >LOGISTICS: 1.1%

       346,000   Hub Group (b)                                        $3,038
                 TRUCK & RAIL FREIGHT FORWARDER
        59,600   Forward Air (b)                                       1,512
                 FREIGHT TRANSPORTATION BETWEEN AIRPORTS
----------------------------------------------------------------------------
                                                                       4,550

                 >INDUSTRIAL SERVICES: 0.9%

       206,900   Insurance Auto Auctions (b)                           2,599
                 AUTO SALVAGE SERVICES
        95,000   Clark (b)                                             1,135
                 EXECUTIVE COMPENSATION & BENEFITS CONSULTING
----------------------------------------------------------------------------
                                                                       3,734
                                                                  ----------
                 INDUSTRIAL GOODS/SERVICES: TOTAL                     21,242
----------------------------------------------------------------------------
ENERGY/MINERALS: 5.5%
                 >OIL SERVICES: 1.5%

       651,000   Newpark Resources (b)                                 3,567
                 DRILLING FLUID SERVICES TO OIL & GAS INDUSTRY
       110,700   FMC Technologies (b)                                  2,330
                 OIL & GAS WELL HEAD MANUFACTURER
        10,000   Carbo Ceramics                                          372
                 NATURAL GAS WELL STIMULANTS
----------------------------------------------------------------------------
                                                                       6,269

                 >OIL & GAS PRODUCERS: 1.6%

       215,000   Ultra Petroleum (b)                                   2,776
                 NATURAL GAS PRODUCER
        68,000   Western Gas                                           2,693
                 OIL & COAL SEAM GAS PRODUCER
        82,100   Southwestern Energy (b)                               1,232
                 NATURAL GAS PRODUCER
----------------------------------------------------------------------------
                                                                       6,701

                 >DISTRIBUTION/MARKETING/REFINING: 2.4%

       122,600   Equitable Resources                                   4,995
                 NATURAL GAS UTILITY & PRODUCER
       193,000   Atmos Energy                                          4,786
                 NATURAL GAS UTILITY
       115,000   Aquila (b)                                              712
                 ELECTRIC UTILITY HOLDING COMPANY
----------------------------------------------------------------------------
                                                                      10,493

                                                                  ----------
                 ENERGY/MINERALS: TOTAL                               23,463

----------------------------------------------------------------------------
OTHER INDUSTRIES: 0.8%
                 >REAL ESTATE: 0.8%

        47,000   The Rouse Company                                     1,791
                 REGIONAL SHOPPING MALLS
       100,000   Crescent Real Estate Equities                         1,661
                 CLASS A OFFICE BUILDINGS
----------------------------------------------------------------------------
                                                                       3,452

                                                                  ----------
                 OTHER INDUSTRIES: TOTAL                               3,452

                                                                  ----------
TOTAL COMMON STOCKS: 92.6%                                           393,411
           (COST: $343,663)

PRINCIPAL AMOUNT (000)                                           VALUE (000)
----------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS: 7.5%

       $30,000   Household Finance 1.03% - 1.31%
                     Due 7/01 - 7/02/03                              $30,000
         1,750   Repurchase Agreement with State
                     Street Bank & Trust Co., dated
                     6/30/03, due 7/01/03 at 1.10%,
                     collateralized by Federal Home
                     Loan Mortgage Notes maturing
                     1/28/05, market value $1,785
                     (repurchase proceeds: $1,750)                     1,750
----------------------------------------------------------------------------
                 (AMORTIZED COST: $31,750)                            31,750
                                                                  ----------
TOTAL INVESTMENTS: 100.1%                                            425,161
                 (COST: $375,413) (a)

CASH AND OTHER ASSETS LESS LIABILITIES: (0.1%)                          (256)
                                                                  ----------
TOTAL NET ASSETS: 100%                                              $424,905
============================================================================

>Notes to Statement of Investments (in thousands)
(a) At June 30, 2003, for federal income tax purposes cost of investment is the same and net unrealized appreciation was $49,748 consisting of gross unrealized appreciation of $92,647 and gross unrealized depreciation of $42,899.
(b) Non-income producing security.
(c) On June 30, 2003, the fund held the following percentages of the outstanding voting shares of the companies listed below:
    RCM Technologies            7.42%

    The aggregate cost and value of this company at June 30, 2003, was $5,636 and $3,065, respectively. Investments in affiliate companies represent 0.72% of total net assets at June 30, 2003. The change in unrealized gain in this company amounted to $8 during the period ended June 30, 2003. There was no other investment activity during the period.

Liberty Acorn Foreign Forty
     >Major Portfolio Changes in the Second Quarter (Unaudited)


                                                      NUMBER OF SHARES

                                                ----------------------------
                                                03/31/03            06/30/03

Additions
----------------------------------------------------------------------------
      EUROPE

>FRANCE

Euronext                                        20,000                35,000


>UNITED KINGDOM/IRELAND

British Sky Broadcasting                             0                60,000
Depfa Bank (Ireland)                                 0                13,000
Grafton Group (Ireland)                              0               170,000
Hit Entertainment                                    0               190,000
Marconi                                              0               270,000


>SPAIN

Red Electrica                                        0                60,000


>LUXEMBOURG

Tenaris                                              0                35,000

----------------------------------------------------------------------------
     ASIA

>JAPAN

Daito Trust Construction                             0                25,000
Hoya                                                 0                10,000
USS                                                  0                10,000






                                                      NUMBER OF SHARES
                                               -----------------------------
                                                03/31/03            06/30/03

Sales
----------------------------------------------------------------------------
     EUROPE

>NORWAY

Orkla                                           78,000                     0


>UNITED KINGDOM

Exel                                           140,000                45,000

----------------------------------------------------------------------------
     ASIA

>JAPAN

Oriental Land                                   21,000                     0
Orix                                            17,000                     0

Liberty Acorn Foreign Forty
     >Statement of Investments (Unaudited) June 30, 2003


NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                                                        COMMON STOCKS: 95.3%
----------------------------------------------------------------------------
EUROPE: 70.3%
                 >GERMANY: 7.2%

        30,000   Rhoen-Klinikum                                       $1,206
                 HOSPITAL MANAGEMENT
        17,000   Deutsche Boerse                                         902
                 TRADING, CLEARING & SETTLEMENT SERVICES FOR
                 FINANCIAL MARKETS
         5,000   Henkel                                                  310
                 CHEMICALS, DETERGENTS & NON-FOOD CONSUMER BRANDS
----------------------------------------------------------------------------
                                                                       2,418

                 >NORWAY: 2.9%

       201,000   Den Norske Bank                                         992
                 BANK
----------------------------------------------------------------------------

                 >FRANCE/BELGIUM: 7.4%

        25,000   Neopost (b)                                           1,064
                 POSTAGE METER MACHINES
        35,000   Euronext                                                869
                 TRADING SERVICES FOR FINANCIAL MARKETS
        14,000   Essilor International                                   565
                 EYEGLASS LENSES
----------------------------------------------------------------------------
                                                                       2,498

                 >UNITED KINGDOM/IRELAND: 33.9%

       160,000   Anglo Irish Bank (Ireland)                            1,417
                 CORPORATE LENDING: PRIVATE BANKING
        90,000   Kerry Group (Ireland)                                 1,393
                 FOOD INGREDIENTS
        13,000   Depfa Bank (Ireland)                                  1,013
                 INTERNATIONAL PUBLIC SECTOR FINANCE
       185,000   Compass Group                                           999
                 INTERNATIONAL CONCESSION & CONTRACT CATERER
       200,000   BG Group                                                888
                 OIL & GAS PRODUCER
       190,000   Hit Entertainment                                       776
                 CHILDREN'S TELEVISION SHOWS
       170,000   Grafton Group (Ireland)                                 753
                 BUILDERS, WHOLESALERS & DIY RETAILING
        90,000   Reed Elsevier                                           750
                 SCIENTIFIC, LEGAL, EDUCATION & BUSINESS PUBLISHER
        60,000   British Sky Broadcasting (b)                            666
                 DIGITAL SATELLITE BROADCASTING
        90,000   Bunzl                                                   632
                 DISTRIBUTION OF DISPOSABLE PRODUCTS TO FOOD INDUSTRY
       100,000   Smith & Nephew                                          576
                 MEDICAL EQUIPMENT & SUPPLIES
        45,000   Exel                                                    463
                 GLOBAL LOGISTICS & FREIGHT FORWARDING
        18,000   Cobham                                                  344
                 AEROSPACE
        40,000   Amersham                                                301
                 HEALTH & BIOSCIENCES
       270,000   Marconi (b)                                             274
                 TELECOMMUNICATIONS EQUIPMENT
        15,000   Irish Life & Permanent (Ireland)                        162
                 SAVINGS PRODUCTS
----------------------------------------------------------------------------
                                                                      11,407


NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                 >SWITZERLAND: 8.6%

         1,700   Synthes-Stratec                                      $1,224
                 PRODUCTS FOR ORTHOPEDIC SURGERY
         1,700   Givaudan                                                717
                 INDUSTRIAL FRAGRANCES & FLAVORS
         4,000   Schindler                                               645
                 ELEVATOR MANUFACTURER & SERVICE PROVIDER
         1,000   Geberit International                                   309
                 PLUMBING SUPPLIES
----------------------------------------------------------------------------
                                                                       2,895

                 >ITALY: 4.3%

       230,000   Parmalat Finanziaria                                    725
                 DAIRY PRODUCER
        65,000   Autogrill                                               710
                 RESTAURANTS & CATERING FOR TRAVELERS
----------------------------------------------------------------------------
                                                                       1,435

                 >SPAIN: 2.3%

        60,000   Red Electrica                                           787
                 SPANISH POWER GRID
----------------------------------------------------------------------------

                 >NETHERLANDS: 1.0%

        28,000   Wolters Kluwer                                          338
                 LEGAL & BUSINESS PUBLISHER
----------------------------------------------------------------------------

                 >LUXEMBOURG: 2.7%

        35,000   Tenaris (b)                                             892
                 STEEL PIPE FOR OIL WELLS & PIPELINES
----------------------------------------------------------------------------

                                                                  ----------
                 EUROPE: TOTAL                                        23,662

----------------------------------------------------------------------------
ASIA: 14.0%

                 >HONG KONG: 3.2%

       300,000   TVB                                                   1,071
                 TELEVISION PROGRAMMING & BROADCASTING
----------------------------------------------------------------------------

                 >JAPAN: 8.7%

        10,000   Hoya                                                    690
                 OPTO-ELECTRICAL COMPONENTS & EYEGLASS LENSES
        40,000   Terumo                                                  666
                 MEDICAL SUPPLIES
         8,000   Nidec                                                   529
                 ELECTRIC MOTORS
        25,000   Daito Trust Construction                                527
                 APARTMENT BUILDER
        10,000   USS                                                     507
                 USED CAR AUCTIONEER
----------------------------------------------------------------------------
                                                                       2,919

                 >SINGAPORE: 2.1%

        78,000   Venture                                                 713
                 ELECTRONIC MANUFACTURING SERVICES
----------------------------------------------------------------------------

                                                                  ----------
                 ASIA: TOTAL                                           4,703

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

----------------------------------------------------------------------------
OTHER COUNTRIES: 11.0%
                 >AUSTRALIA: 2.8%

       260,000   Lion Nathan                                            $936
                 BEER BREWER/DISTRIBUTOR
----------------------------------------------------------------------------

                 >CANADA: 8.2%

        30,000   Talisman Energy                                       1,361
                 OIL & GAS PRODUCER
        64,000   Corus Entertainment (b)                               1,074
                 CATV PROGRAMMING
        10,000   Power Financial                                         323
                 LIFE INSURANCE & MUTUAL FUNDS
----------------------------------------------------------------------------
                                                                       2,758
                                                                  ----------
                 OTHER: TOTAL                                          3,694

                                                                  ----------
TOTAL COMMON STOCKS: 95.3%                                            32,059
            (COST: $27,641)TERM OBLIGATIONS: 3.0%


PRINCIPAL AMOUNT (000)                                           VALUE (000)
----------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS: 3.0%
        $1,018   Repurchase Agreement with
                   State Street Bank & Trust Co.,
                   0dated 6/30/03, due 7/01/03
                   at 1.10%, collateralized
                   by Federal National Mortgage
                   Association maturing 1/28/05,
                   market value $1,039
                   (repurchase proceeds: $1,018)                      $1,018
----------------------------------------------------------------------------
                 (AMORTIZED COST: $1,018)                              1,018

                                                                  ----------
TOTAL INVESTMENTS: 98.3%                                              33,077
            (COST: $28,659) (a)

CASH AND OTHER ASSETS LESS LIABILITIES: 1.7%                             561
                                                                  ----------
TOTAL NET ASSETS: 100%                                               $33,638
============================================================================


----------------------------------------------------------------------------
>Notes to Statement of Investments (in thousands)

(a) At June 30, 2003, for federal income tax purposes cost of investments is the same and net unrealized appreciation was $4,418, consisting of gross unrealized appreciation of $4,811 and gross unrealized depreciation of $393.
(b) Non-income producing security.
(c) At June 30, 2003, $12,229 or 36.4% of the Fund's net assets was denominated in Euro currency.

Liberty Acorn Foreign Forty
     >Portfolio Diversification (Unaudited)

At June 30, 2003, the Fund's portfolio investments as a percent of net assets was diversified as follows:

                                                   VALUE (000)       PERCENT
----------------------------------------------------------------------------

>INFORMATION TECHNOLOGY

Television Programming                                 $1,850            5.5%
Financial Processors                                    1,771            5.3
Television Broadcasting                                 1,737            5.2
Computer Hardware and
  Related Equipment                                     1,593            4.7
Publishing                                              1,088            3.2
Contract Manufacturing                                    713            2.1
Semiconductors and Related
  Equipment                                               690            2.1
----------------------------------------------------------------------------
                                                        9,442           28.1

>HEALTH CARE

Medical Equipment                                       2,364            7.0
Hospital Management                                     1,206            3.6
Hospital/ Laboratory Supplies                             967            2.9
----------------------------------------------------------------------------
                                                        4,537           13.5

>CONSUMER GOODS/SERVICES

Food                                                    2,118            6.3
Restaurants                                             1,709            5.1
Beverage                                                  936            2.8
Goods Distribution                                        507            1.5
Nondurables                                               310            0.9
----------------------------------------------------------------------------
                                                        5,580           16.6

>FINANCE

Banks                                                   3,422           10.2
Money Management                                          323            0.9
Insurance                                                 162            0.5
----------------------------------------------------------------------------
                                                        3,907           11.6



                                                  VALUE (000)        PERCENT
----------------------------------------------------------------------------

>INDUSTRIAL GOODS/SERVICES

Other Industrial Services                              $1,108            3.3%
Steel                                                     893            2.7
Construction                                              753            2.2
Specialty Chemicals                                       717            2.1
Outsourcing and Training Services                         632            1.9
Electrical Components                                     618            1.8
Industrial Materials                                      309            0.9
----------------------------------------------------------------------------
                                                        5,030           14.9

>ENERGY/MINERALS

Oil/Gas Producers                                       2,249            6.7
----------------------------------------------------------------------------
                                                        2,249            6.7

>OTHER

Regulated Utilities                                       787            2.3
Real Estate                                               527            1.6
----------------------------------------------------------------------------
                                                        1,314            3.9

                                                    ------------------------
TOTAL COMMON STOCKS:                                   32,059           95.3

SHORT-TERM OBLIGATIONS:                                 1,018            3.0
                                                    ------------------------
TOTAL INVESTMENTS:                                     33,077           98.3

CASH AND OTHER ASSETS
     LESS LIABILITIES:                                    561            1.7
                                                    ------------------------
NET ASSETS:                                           $33,638          100.0%
============================================================================

Liberty Acorn Twenty
     >Major Portfolio Changes in the Second Quarter (Unaudited)


                                                      NUMBER OF SHARES
                                               -----------------------------
                                                03/31/03            06/30/03

Additions
----------------------------------------------------------------------------
     INFORMATION

Electronic Arts                                105,000               240,000
Interpublic Group                                    0             1,800,000
JD Edwards                                     310,000               550,000
Moody's                                        220,000               235,000
Synopsys                                       240,000               330,000
Tektronix                                      225,000               360,000

----------------------------------------------------------------------------
     HEALTH CARE

First Health Group                             700,000             1,330,000
Guidant                                        500,000               600,000
Lincare Holdings                               265,000               385,000
Techne                                         160,000               340,000

----------------------------------------------------------------------------
     CONSUMER GOODS/SERVICES

Abercrombie & Fitch                            200,000               330,000
Coach                                                0               240,000
Costco                                         280,000               400,000
Harley-Davidson                                205,000               400,000
Herman Miller                                        0               780,000
International Speedway Motors                  185,000               260,000
Mohawk Industries                              160,000               270,000
Safeway                                              0               650,000

----------------------------------------------------------------------------
     FINANCE

Associated Banc-Corp                           330,000               410,000
SEI Investments                                175,000               260,000
TCF Financial                                  290,000               390,000

----------------------------------------------------------------------------
     INDUSTRIAL GOODS/SERVICES

Expeditors International
    of Washington                              370,000               465,000


                                                      NUMBER OF SHARES
                                                ----------------------------
                                                03/31/03            06/30/03
Sales
----------------------------------------------------------------------------
     INFORMATION

Liberty Media                                1,950,000                     0
Waters                                         170,000                     0

----------------------------------------------------------------------------
     HEALTH CARE

IMS Health                                     485,000                     0

----------------------------------------------------------------------------
     CONSUMER GOODS/SERVICES

Jones Apparel                                  165,000                     0

Liberty Acorn Twenty
     >Statement of Investments (Unaudited) June 30, 2003


NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                                                        COMMON STOCKS: 92.1%
----------------------------------------------------------------------------
INFORMATION: 25.9%

                 >INSTRUMENTATION: 2.0%

       360,000   Tektronix (b)                                        $7,776
                 ANALYTICAL INSTRUMENTS
----------------------------------------------------------------------------

                 >GAMING EQUIPMENT: 2.6%

       100,000   International Game Technology                        10,233
                 SLOT MACHINES & PROGRESSIVE JACKPOTS
----------------------------------------------------------------------------

                 >CONSUMER SOFTWARE: 4.6%

       240,000   Electronic Arts (b)                                  17,757
                 ENTERTAINMENT SOFTWARE
----------------------------------------------------------------------------

                 >BUSINESS SOFTWARE: 7.3%

       330,000   Synopsys (b)                                         20,410
                 SOFTWARE FOR DESIGNING SEMICONDUCTOR CHIPS
       550,000   JD Edwards (b)                                        7,881
                 MID MARKET ERP & SUPPLY CHAIN SOFTWARE
----------------------------------------------------------------------------
                                                                      28,291

                 >ADVERTISING: 6.2%

     1,800,000   Interpublic Group                                    24,084
                 ADVERTISING
----------------------------------------------------------------------------

                 >BUSINESS INFORMATION: 3.2%

       235,000   Moody's                                              12,387
                 RATINGS SERVICE FOR CREDIT OBLIGATIONS
                                                                  ----------
                 INFORMATION: TOTAL                                  100,528
----------------------------------------------------------------------------
HEALTH CARE: 22.1%

                 >MEDICAL EQUIPMENT: 6.8%

       600,000   Guidant                                              26,634
                 STENTS, DEFIBRILLATORS & OTHER CARDIAC
                 MEDICAL DEVICES
----------------------------------------------------------------------------

                 >SERVICES: 12.6%

     1,330,000   First Health Group (b)                               36,708
                 PPO NETWORK
       385,000   Lincare Holdings (b)                                 12,131
                 HOME HEALTH CARE SERVICES
----------------------------------------------------------------------------
                                                                      48,839

                 >HOSPITAL/LABORATORY SUPPLIES: 2.7%

       340,000   Techne (b)                                           10,316
                 CYTOKINES, ANTIBODIES, OTHER REAGENTS
                 FOR LIFE SCIENCES
----------------------------------------------------------------------------
                                                                 ----------
                 HEALTH CARE: TOTAL                                   85,789
----------------------------------------------------------------------------
CONSUMER GOODS/SERVICES: 27.3%
                 >LEISURE VEHICLES: 4.1%

       400,000   Harley-Davidson                                      15,944
                 Motorcycles & Related Merchandise
----------------------------------------------------------------------------



NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------
                 >RETAIL: 9.6%

       400,000   Costco (b)                                          $14,640
                 WAREHOUSE SUPERSTORES
       650,000   Safeway (b)                                          13,299
                 RETAIL FOOD & DRUG STORES
       330,000   Abercrombie & Fitch (b)                               9,375
                 TEEN APPAREL RETAILER
----------------------------------------------------------------------------
                                                                      37,314

                 >ENTERTAINMENT: 2.6%

       260,000   International Speedway Motors                        10,273
                 LARGEST MOTORSPORT RACETRACK OWNER & OPERATOR
----------------------------------------------------------------------------

                 FURNITURE & MANUFACTURERS: 11.0%

       780,000   Herman Miller                                        15,764
                 OFFICE FURNITURE
       270,000   Mohawk Industries (b)                                14,993
                 CARPET & FLOORING
       240,000   Coach (b)                                            11,938
                 DESIGNER & RETAILER OF BRANDED LEATHER
                 ACCESSORIES
----------------------------------------------------------------------------
                                                                      42,695
                                                                  ----------
                 CONSUMER GOODS/SERVICES: TOTAL                      106,226
----------------------------------------------------------------------------
FINANCE: 12.7%
                 >BANKS: 7.9%

       390,000   TCF Financial                                        15,538
                 GREAT LAKES BANK
       410,000   Associated Banc-Corp                                 15,121
                 MIDWEST BANK
----------------------------------------------------------------------------
                                                                      30,659

                 >INSURANCE: 2.7%

        41,000   Markel (b)                                           10,496
                 SPECIALTY INSURANCE
----------------------------------------------------------------------------

                 >MONEY MANAGEMENT: 2.1%

       260,000   SEI Investments                                       8,320
                 MUTUAL FUND ADMINISTRATION & INVESTMENT
                 MANAGEMENT
----------------------------------------------------------------------------

                                                                  ----------
                 FINANCE: TOTAL                                       49,475

----------------------------------------------------------------------------
INDUSTRIAL GOODS/SERVICES: 4.1%
                 >LOGISTICS: 4.1%

       465,000   Expeditors International
                 of Washington                                        16,108
                 INTERNATIONAL FREIGHT FORWARDER
----------------------------------------------------------------------------


                                                                  ----------
                 INDUSTRIAL GOODS/SERVICES: TOTAL                     16,108

                                                                  ----------
TOTAL COMMON STOCKS: 92.1% (COST: $308,864)                          358,126

PRINCIPAL AMOUNT (000)                                           VALUE (000)
----------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS: 6.8%

       $18,000   Household Finance 1.03%
                     Due 7/01/03                                     $17,999
         8,231   Repurchase Agreement with State
                     Street Bank & Trust Co.,
                     dated 6/30/03, due 7/01/03
                     at 1.10%, collateralized by
                     Federal Home Loan Mortgage
                     Notes maturing 1/28/05,
                     market value $8,399 (repurchase
                     proceeds: $8,231)                                 8,231
----------------------------------------------------------------------------
                 (AMORTIZED COST: $26,230)                            26,230
                                                                  ----------
TOTAL INVESTMENTS: 98.9%                                             384,356
                 (COST: $335,094) (a)

CASH AND OTHER ASSETS LESS LIABILITIES: 1.1%                           4,356
                                                                  ----------
TOTAL NET ASSETS: 100%                                              $388,712
============================================================================

>Notes to Statement of Investments (in thousands)

(a) At June 30, 2003, for federal income tax purposes cost of investments is the same and net unrealized appreciation was $49,262, consisting of gross unrealized appreciation of $51,895 and gross unrealized depreciation of $2,633.
(b) Non-income producing security.

Liberty Acorn Family of Funds
     > Statements of Assets and Liabilities (Unaudited)


                                           LIBERTY             LIBERTY             LIBERTY          LIBERTY          LIBERTY
                                            ACORN               ACORN               ACORN            ACORN            ACORN
JUNE 30, 2003                               FUND            INTERNATIONAL            USA          FOREIGN FORTY       TWENTY
----------------------------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)
ASSETS
Investments, at value
  (cost: Liberty Acorn
      Fund $5,739,111; Liberty Acorn         $7,551,824          $1,358,921           $425,161          $33,077           $384,356
      International $1,262,834;
      Liberty Acorn  USA $375,413;
      Liberty Acorn Foreign Forty
      $28,659; Liberty Acorn Twenty
      $335,094)
Cash                                                 --                  71                  1                1                496
Foreign currency (cost: Liberty
  Acorn Fund $575;
      Liberty Acorn International
       $13,090, Liberty Acorn
        Foreign Forty $50)                          577              13,088                 --               50                 --
Receivable for:
      Investments sold                            5,969               8,925                 --              433                 --
      Fund shares sold                           30,538               1,232              1,538               26              5,584
      Dividends and interest                      3,928               2,196                 44              125                 11
      Expense reimbursement
       due from Advisor                              --                  --                 --               10                 --
Deferred Trustees'
 Compensation Investments                           686                 317                 48               --                 --
Other assets                                         34                   8                  2               --                 30
----------------------------------------------------------------------------------------------------------------------------------
      Total Assets                            7,593,556           1,384,758            426,794           33,722            390,477

LIABILITIES
Payable to custodian bank                           509                  --                 --               --                 --
Payable for:
      Investments purchased                      19,264               7,221                 96               --              1,393
      Fund shares redeemed                        6,261               1,461              1,588               11                308
      Foreign capital gains tax                     486                  21                 --               --                 --
      Custodian                                      60                 181                 10                8                 --
      Management fee                                 --                   2                 --               --                 --
      Administration fee                              4                  --                 --               --                 --
      12b-1 Service & Distribution
      fees                                          177                  --                  2               --                 23
      Legal and audit fees                           78                  71                  8               18                 14
      Reports to shareholders                       219                 126                 39               22                 27
      Deferred Trustees' fees                       686                 317                 48               --                 --
      Transfer agent fee                            884                 201                 94               25                 --
Other liabilities                                   178                 217                  4               --                 --
----------------------------------------------------------------------------------------------------------------------------------
      Total Liabilities                          28,806               9,818              1,889               84              1,765
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                   $7,564,750          $1,374,940           $424,905          $33,638           $388,712
==================================================================================================================================
COMPOSITION OF NET ASSETS
Paid in capital                              $5,735,670          $1,557,140           $395,001          $68,620           $332,222
Undistributed net investment
  income
(Accumulated net investment
  loss)                                           3,520              13,287             (1,743)             173             (1,091)
Accumulated net realized gain
  (loss)                                         13,719            (284,480)           (18,101)         (39,588)             8,319
Net unrealized appreciation
  (depreciation) on:
      Investments (net of unrealized
      PFIC gains of $409 for Liberty
      Acorn Fund and $7,225 for
      Liberty Acorn International
      Fund)                                   1,812,304              88,862             49,748            4,418             49,262
      Foreign currency transactions                (463)                131                 --               15                 --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                   $7,564,750          $1,374,940           $424,905          $33,638           $388,712
==================================================================================================================================
Net asset value per share--
      Class A (a)                                $17.87              $17.32             $16.97           $11.25             $16.19
      (Net assets/shares)            ($1,115,904/62,438)     ($41,071/2,371)    ($46,021/2,711)     ($2,262/201)    ($93,436/5,772)
Maximum offering price
      per share-- Class A (b)                    $18.96              $18.38             $18.01           $11.94             $17.18
      (Net asset value per share/
      front-end sales charge)             ($17.87/.9425)      ($17.32/.9425)     ($16.97/.9425)   ($11.25/.9425)     ($16.19/.9425)
Net asset value and offering price
      per share-- Class B (a)                    $17.57              $17.07             $16.71           $11.04             $15.91
      (Net assets/shares)              ($830,970/47,300)     ($26,745/1,567)    ($44,679/2,673)     ($1,850/167)    ($62,714/3,942)
Net asset value and offering price
      per share-- Class C (a)                    $17.57              $17.07             $16.71           $11.06             $15.91
      (Net assets/shares)              ($545,231/31,040)       ($16,379/959)    ($22,129/1,324)     ($3,067/278)    ($27,111/1,704)
Net asset value, offering price and
  redemption price
  per share-- Class Z                            $18.11              $17.43             $17.14           $11.34             $16.36
  (Net assets/shares)               ($5,072,645/280,041) ($1,290,745/74,055)  ($312,076/18,202)  ($26,459/2,333)  ($205,451/12,559)


(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.

See accompanying notes to financial statements.

Liberty Acorn Family of Funds
     > Statements of Operations (Unaudited)
       For the Six Months Ended June 30, 2003



                                       LIBERTY         LIBERTY       LIBERTY       LIBERTY         LIBERTY
                                        ACORN           ACORN         ACORN         ACORN           ACORN
(in thousands)                           FUND       INTERNATIONAL      USA       FOREIGN FORTY      TWENTY
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Dividend income                       $31,190         $23,170        $569             $480          $571
    Interest income                         3,213             418         141                9           101
------------------------------------------------------------------------------------------------------------
                                           34,403          23,588         710              489           672
    Foreign taxes withheld                   (870)         (2,435)         --              (45)           --
------------------------------------------------------------------------------------------------------------
        Total Investment Income            33,533          21,153         710              444           672
EXPENSES:
Management fees                            20,805           5,480       1,617              151         1,071
Administration fees                         1,549             324          87                8            60
12b-1 Service & Distribution fees           6,968             249         344               26           379
Custody fees                                  247             506           5               22             4
Legal and audit fees                          151              65          20               16            14
Transfer agent fee                          3,250             552         244               43           154
Trustees' fee                                 100              32           4                1             1
Registration and blue sky                     221              39          40               39            43
Reports to shareholders                       216             110          36               19            24
Other expenses                                108              34           6                1             2
------------------------------------------------------------------------------------------------------------
    Total expenses                         33,615           7,391       2,403              326         1,752
Less custody fees paid indirectly              (1)             --*         --*              --*           --*
Less reimbursement of expenses
  by Advisor                                   --              --          --              (69)           --
------------------------------------------------------------------------------------------------------------
    Net Expenses                           33,614           7,391       2,403              257         1,752
------------------------------------------------------------------------------------------------------------
    Net Investment Income (Loss)              (81)         13,762      (1,693)             187        (1,080)
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON PORTFOLIO POSITIONS:
Net realized gain (loss) on:
    Investments                            69,836         (60,137)      5,769           (1,696)        8,871
    Foreign currency transactions            (153)             (7)         --                9            --
------------------------------------------------------------------------------------------------------------
    Net realized gain (loss)               69,683         (60,144)      5,769           (1,687)        8,871
============================================================================================================
Net change in net unrealized
  appreciation/depreciation on:
    Investments                           968,294         218,808      63,661            4,600        34,073
    Foreign currency transactions            (202)            315          --                1            --
------------------------------------------------------------------------------------------------------------
    Net change in unrealized
     appreciation/ depreciation           968,092         219,123      63,661            4,601        34,073
============================================================================================================
    Net realized and unrealized gain    1,037,775         158,979      69,430            2,914        42,944
------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets resulting
    from Operations                    $1,037,694        $172,741     $67,737           $3,101       $41,864
============================================================================================================

* Rounds to less than $500.

See accompanying notes to financial statements.

Liberty Acorn Family of Funds
     > Statements of Changes in Net Assets


                                                    LIBERTY                    LIBERTY ACORN
                                                   ACORN FUND                  INTERNATIONAL

                                        (UNAUDITED)                         (UNAUDITED)
                                        SIX MONTHS          YEAR ENDED      SIX MONTHS      YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS       ENDED JUNE 30,      DECEMBER 31,    ENDED JUNE 30,  DECEMBER 31,
--------------------------------------------------------------------------------------------------------------
(in thousands)                                2003                2002           2003              2002
OPERATIONS:
Net investment income (loss)                  $(81)            $(5,079)       $13,762           $11,854
Net realized gain (loss) on
 investments, forward foreign
  currency contracts
and foreign currency transactions           69,683             (57,609)       (60,144)          (88,618)
Change in net unrealized
 appreciation (depreciation)
  of investments and foreign
   currency transactions                   968,092            (778,655)       219,123          (188,391)
 -------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)
 from Operations                         1,037,694            (841,343)       172,741          (265,155)


DISTRIBUTION TO SHAREHOLDERS
 FROM:
  Net investment income --
   Class A                                      --                  --           (106)              (24)
  Net investment income --
   Class Z                                      --                  --         (5,829)           (9,265)
 -------------------------------------------------------------------------------------------------------------
    Total Distribution to Shareholders          --                  --         (5,935)           (9,289)
SHARE TRANSACTIONS:
  Subscriptions -- Class A                 349,996             645,380         27,305           264,875
  Proceeds from shares issued
   in connection with
  the tax-free transfer of assets
   from Stein Roe
  Small Company Growth Fund                     --                  --             --                --
  Distributions reinvested --
   Class A                                      --                  --             80                17
  Redemptions -- Class A                  (105,500)           (134,555)       (24,566)         (251,764)
 -------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) --
   Class A                                 244,496             510,825          2,819            13,128

  Subscriptions -- Class B                 147,145             490,366          4,559            15,847
  Redemptions -- Class B                   (45,126)            (67,763)        (3,376)           (6,194)
 ------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) --
   Class B                                 102,019             422,603          1,183             9,653
  Subscriptions-- Class C                  135,132             330,698          9,443            43,176
  Redemptions-- Class C                    (37,166)            (53,861)        (9,612)          (40,348)
 -------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) --
   Class C                                  97,966             276,837           (169)            2,828
  Subscriptions-- Class Z                  626,204             917,983        132,423           649,314
  Proceeds from shares issued in
   connection with
  the tax-free transfer of assets
   from Stein Roe
  Small Company Growth Fund                     --                  --             --                --
  Distributions reinvested--
   Class Z                                      --                  --          5,337             8,562
  Redemptions -- Class Z                  (284,270)           (509,628)      (244,903)         (768,033)
 -------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) --
   Class Z                                 341,934             408,355       (107,143)         (110,157)
 -------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) from
     Share Transactions                    786,415           1,618,620       (103,310)          (84,548)
 -------------------------------------------------------------------------------------------------------------
Total Increase (Decrease) in
 Net Assets                              1,824,109             777,277         63,496          (358,992)
NET ASSETS:
Beginning of period                      5,740,641           4,963,364      1,311,444         1,670,436
 -------------------------------------------------------------------------------------------------------------
End of period                           $7,564,750          $5,740,641     $1,374,940        $1,311,444
==============================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME
 (ACCUMULATED NET INVESTMENT LOSS
  OR OVERDISTRIBUTED
  NET INVESTMENT INCOME                     $3,520              $3,601        $13,287            $5,460
==============================================================================================================


See accompanying notes to financial statements.



                                                 LIBERTY                      LIBERTY ACORN                   LIBERTY
                                                ACORN USA                     FOREIGN FORTY                ACORN TWENTY
                                        (UNAUDITED)                    (UNAUDITED)                    (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS       SIX MONTHS     YEAR ENDED      SIX MONTHS      YEAR ENDED     SIX MONTHS     YEAR ENDED
                                        ENDED JUNE 30, DECEMBER 31,    ENDED JUNE 30,  DECEMBER 31,   ENDED JUNE 30, DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------
(in thousands)                                2003           2002              2003         2002             2003          2002
OPERATIONS:
Net investment income (loss)
Net realized gain (loss) on                $(1,693)       $(2,949)             $187          $39          $(1,080)      ($1,224)
 investments, forward foreign
  currency contracts
and foreign currency transactions            5,769        (17,552)           (1,687)      (6,845)           8,871          (508)
Change in net unrealized
 appreciation (depreciation)
  of investments and foreign
   currency transactions                    63,661        (56,039)            4,601        1,151           34,073        (7,857)
-----------------------------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease)
  from Operations                           67,737        (76,540)            3,101       (5,655)          41,864        (9,589)


DISTRIBUTION TO SHAREHOLDERS
 FROM:
  Net investment income --
   Class A                                      --             --                --           --               --            --
  Net investment income --
   Class Z                                      --             --               (19)          --               --            --
    Total Distribution to Shareholders          --             --               (19)          --               --            --
SHARE TRANSACTIONS:
  Subscriptions--Class A                    15,797         35,469             1,209       54,708           63,814        31,504
  Proceeds from shares issued
   in connection with
  the tax-free transfer of assets
   from Stein Roe
  Small Company Growth Fund                     --             22                --           --               --            --
  Distributions reinvested --
   Class A                                      --             --                --           --               --            --
  Redemptions -- Class A                    (9,095)       (15,616)           (1,774)     (54,724)         (11,671)      (10,199)
-----------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) --
   Class A                                   6,702         19,875              (565)         (16)          52,143        21,305

  Subscriptions -- Class B                   5,097         33,711               555        2,363           27,206        27,565
  Redemptions -- Class B                    (4,823)       (13,914)             (685)      (2,245)          (4,447)       (5,862)
-----------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) --
   Class B                                     274         19,797              (130)         118           22,759        21,703
  Subscriptions -- Class C                   2,748         14,839             2,268        5,117           14,743         8,806
  Redemptions -- Class C                    (2,414)        (5,070)           (2,401)      (5,510)          (1,246)       (2,268)
-----------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) --
   Class C                                     334          9,769              (133)        (393)          13,497         6,538
  Subscriptions -- Class Z                  59,485        125,400            19,902       72,837          106,843        46,496
  Proceeds from shares issued in
   connection with
  the tax-free transfer of assets
   from Stein Roe
  Small Company Growth Fund                     --         10,075                --           --               --            --
  Distributions reinvested --
   Class Z                                      --             --                19           --               --            --
  Redemptions -- Class Z                   (33,150)       (75,563)          (21,889)     (79,344)         (16,704)      (17,872)
-----------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) --
   Class Z                                  26,335         59,912            (1,968)      (6,507)          90,139        28,624
-----------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) from
     Share Transactions                     33,645        109,353            (2,796)      (6,798)         178,538        78,170
-----------------------------------------------------------------------------------------------------------------------------------
Total Increase (Decrease) in
 Net Assets                                101,382         32,813               286      (12,453)         220,402        68,581
NET ASSETS:
Beginning of period                        323,523        290,710            33,352       45,805          168,310        99,729
-----------------------------------------------------------------------------------------------------------------------------------
End of period                             $424,905       $323,523           $33,638      $33,352         $388,712      $168,310
===================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME
 (ACCUMULATED NET INVESTMENT
  LOSS OR OVERDISTRIBUTED
  NET INVESTMENT INCOME                    $(1,743)          $(50)             $173           $5          $(1,091)         $(11)
===================================================================================================================================

Liberty Acorn Family of Funds
     > Statements of Changes in Net Assets, continued


                                                         LIBERTY                       LIBERTY ACORN
                                                        ACORN FUND                     INTERNATIONAL
                                              (UNAUDITED)                     (UNAUDITED)
                                              SIX MONTHS        YEAR ENDED    SIX MONTHS      YEAR ENDED
CHANGES IN SHARES OF BENEFICIAL INTEREST:     ENDED JUNE 30,    DECEMBER 31,  ENDED JUNE 30,  DECEMBER 31,
----------------------------------------------------------------------------------------------------------
(in thousands)                                      2003              2002          2003            2002

  Subscriptions -- Class A                        21,908            38,478         1,770          15,488
  Proceeds from shares
    issued in connection with the
  tax-free transfer of assets
   from Stein Roe Small
  Company Growth Fund                                 --                --            --              --
  Shares issued in reinvestment
   and capital
  gains -- Class A                                    --                --             5               1
  Less shares redeemed
  -- Class A                                      (6,681)           (8,482)       (1,610)        (14,677)
----------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) --
   Class A                                        15,227            29,996           165             812

  Subscriptions-- Class B                          9,351            29,099           298             923
  Less shares
   redeemed-- Class B                             (2,954)           (4,407)         (224)           (376)
----------------------------------------------------------------------------------------------------------
  Net Increase (Decrease)
   -- Class B                                      6,397            24,692            74             547

  Subscriptions -- Class C                         8,551            19,804           631           2,573
  Less shares redeemed
  -- Class C                                      (2,373)           (3,475)         (636)         (2,396)
----------------------------------------------------------------------------------------------------------
  Net Increase (Decrease)
  -- Class C                                       6,178            16,329            (5)            177

  Subscriptions -- Class Z                        38,473            54,769         8,580          38,166
  Proceeds from shares
   issued in connection with the
  tax-free transfer of
   assets from Stein Roe Small
  Company Growth Fund                                 --                --            --              --
  Shares issued in
   reinvestment and capital
  gains -- Class Z                                    --                --           313             484
  Less shares redeemed
  -- Class Z                                     (17,828)          (31,314)      (15,403)        (45,408)
----------------------------------------------------------------------------------------------------------
 Net Increase (Decrease)
  -- Class Z                                      20,645            23,455        (6,510)         (6,758)
----------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) in Shares
  of Beneficial Interest                          48,447            94,472        (6,276)         (5,222)
----------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


                                                      LIBERTY                       LIBERTY ACORN                LIBERTY
                                                     ACORN USA                      FOREIGN FORTY              ACORN TWENTY

                                           (UNAUDITED)                    (UNAUDITED)                   (UNAUDITED)
                                           SIX MONTHS      YEAR ENDED     SIX MONTHS      YEAR ENDED    SIX MONTHS     YEAR ENDED
CHANGES IN SHARES OF BENEFICIAL INTEREST:  ENDED JUNE 30,  DECEMBER 31,   ENDED JUNE 30,  DECEMBER 31,  ENDED JUNE 30, DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)                                   2003            2002             2003          2002            2003         2002
  Subscriptions-- Class A                       1,022           2,124              122         4,749           4,298        2,229
  Proceeds from shares
    issued in connection with the
  tax-free transfer of assets
   from Stein Roe Small
  Company Growth Fund                              --               2               --            --              --           --
  Shares issued in reinvestment
   and capital
  gains -- Class A                                 --              --               --            --              --           --
  Less shares redeemed
  -- Class A                                     (597)         (1,009)            (176)       (4,731)           (805)        (735)
------------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) --
   Class A                                        425           1,117              (54)           18           3,493        1,494
  Subscriptions -- Class B                        340           2,019               56           220           1,848        1,955
  Less shares
   redeemed -- Class B                           (342)           (937)             (71)         (211)           (317)        (431)
------------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease)
   -- Class B                                      (2)          1,082              (15)            9           1,531        1,524
  Subscriptions -- Class C                        181             892              232           459             997          630
  Less shares redeemed
  -- Class C                                     (164)           (335)            (243)         (495)            (88)        (164)
------------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease)
  -- Class C                                       17             557              (11)          (36)            909          466
  Subscriptions -- Class Z                      3,898           7,498            1,970         6,884           7,115        3,286
  Proceeds from shares
   issued in connection with the
  tax-free transfer of
   assets from Stein Roe Small
  Company Growth Fund                              --             724               --            --              --           --
  Shares issued in
   reinvestment and capital
  gains -- Class Z                                 --              --                2            --              --           --
  Less shares redeemed
  -- Class Z                                   (2,170)         (4,844)          (2,164)       (7,419)         (1,145)      (1,263)
------------------------------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease)
  -- Class Z                                    1,728           3,378             (192)         (535)          5,970        2,023
------------------------------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) in Shares
  of Beneficial Interest                        2,168           6,134             (272)         (544)         11,903        5,507
------------------------------------------------------------------------------------------------------------------------------------


Liberty Acorn Family of Funds
     > Financial Highlights


                                                   (UNAUDITED)
                                                   SIX MONTHS
LIBERTY ACORN FUND                   CLASS Z       ENDED JUNE 30,                  YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------------
SELECTED DATA FOR A
 SHARE OUTSTANDING THROUGHOUT
  EACH PERIOD                                         2003           2002        2001       2000       1999       1998
NET ASSET VALUE,
 BEGINNING OF PERIOD                                $15.50         $17.88      $17.21     $18.53     $16.85     $16.99
INCOME FROM
 INVESTMENT OPERATIONS
Net investment income (a)                             0.03           0.02        0.05       0.10       0.09       0.04
Net realized and
 unrealized gain (loss)                               2.58          (2.40)       1.01       1.55       5.22       0.91
--------------------------------------------------------------------------------------------------------------------------
      Total from Investment
       Operations                                     2.61          (2.38)       1.06       1.65       5.31       0.95
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
 DECLARED TO SHAREHOLDERS
From net investment income                              --             --       (0.04)     (0.11)     (0.09)     (0.03)
From net realized gains                                 --             --       (0.35)     (2.86)     (3.54)     (1.06)
--------------------------------------------------------------------------------------------------------------------------
      Total Distributions
       Declared to Shareholders                         --             --       (0.39)     (2.97)     (3.63)     (1.09)
==========================================================================================================================
NET ASSET VALUE, END
 OF PERIOD                                          $18.11         $15.50      $17.88     $17.21     $18.53     $16.85
==========================================================================================================================
Total Return (b)                                    16.84%(c)    (13.31)%       6.14%     10.06%     33.40%      6.00%
==========================================================================================================================
RATIOS TO AVERAGE
 NET ASSETS

Expenses (d)                                         0.80%(e)       0.82%       0.82%      0.83%      0.85%      0.84%
Net investment income (d)                            0.31%(e)       0.15%       0.28%      0.55%      0.49%      0.30%
Portfolio turnover rate                                 7%(c)         13%         20%        29%        34%        24%
Net assets at end of
 period (in millions)                               $5,073         $4,022      $4,220     $3,983     $3,921     $3,549


(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested.
(c) Not annualized.
(d) The benefits derived from custody fees paid indirectly had no impact.
(e) Annualized.



                                                   (UNAUDITED)
                                                   SIX MONTHS
LIBERTY ACORN INTERNATIONAL          CLASS Z       ENDED JUNE 30,                  YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------------
SELECTED DATA FOR A
 SHARE OUTSTANDING THROUGHOUT
  EACH PERIOD                                         2003           2002        2001       2000       1999       1998
NET ASSET VALUE,
 BEGINNING OF PERIOD                                $15.40         $18.47      $23.85     $35.33     $20.82     $18.39
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income (a)                             0.17           0.14        0.12       0.01       0.83       0.17
Net realized and unrealized
 gain (loss)                                          1.94          (3.10)      (5.11)     (6.73)     15.45       2.68
--------------------------------------------------------------------------------------------------------------------------
      Total from Investment
       Operations                                     2.11          (2.96)      (4.99)     (6.72)     16.28       2.85
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
 TO SHAREHOLDERS
From net investment income                           (0.08)         (0.11)         --      (0.66)     (0.22)     (0.15)
From net realized gains                                 --             --       (0.39)     (4.10)     (1.55)     (0.27)
--------------------------------------------------------------------------------------------------------------------------
      Total Distributions Declared
       to Shareholders                               (0.08)         (0.11)      (0.39)     (4.76)     (1.77)     (0.42)
==========================================================================================================================
NET ASSET VALUE, END OF
 PERIOD                                             $17.43         $15.40      $18.47     $23.85     $35.33     $20.82
==========================================================================================================================
Total Return (b)                                    13.69%(c)    (16.10)%    (21.11)%   (20.02)%     79.20%     15.40%
==========================================================================================================================
RATIOS TO AVERAGE NET
 ASSETS
Expenses (d)                                         1.09%(e)       1.06%       1.06%      1.05%      1.11%      1.12%
Net investment income (d)                            2.17%(e)       0.80%       0.62%      0.02%      0.12%      0.86%
Portfolio turnover rate                                22%(c)         52%         45%        63%        46%        37%
Net assets at end of period
 (in millions)                                      $1,291         $1,241      $1,613     $2,459     $2,868     $1,725


(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested.
(c) Not annualized.
(d) The benefits derived from custody fees paid indirectly had no impact.
(e) Annualized.



                                                   (UNAUDITED)
                                                   SIX MONTHS
LIBERTY ACORN USA                     CLASS Z      ENDED JUNE 30,                  YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE
 OUTSTANDING THROUGHOUT
  EACH PERIOD                                         2003           2002        2001       2000       1999       1998
NET ASSET VALUE, BEGINNING
 OF PERIOD                                          $14.28         $17.52      $14.90     $16.75     $14.80     $15.12
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income (loss) (a)                     (0.05)         (0.10)      (0.08)     (0.05)      0.00(b)   (0.07)
Net realized and unrealized
 gain (loss)                                          2.91          (3.14)       2.94      (1.48)      3.32       0.87
---------------------------------------------------------------------------------------------------------------------------
      Total from Investment
       Operations                                     2.86          (3.24)       2.86      (1.53)      3.32       0.80
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
 TO SHAREHOLDERS
From net investment income                              --             --          --      (0.00)(b)     --         --
From net realized gains                                 --             --       (0.24)     (0.32)     (1.37)     (1.12)
---------------------------------------------------------------------------------------------------------------------------
      Total Distributions
       Declared to Shareholders                         --             --       (0.24)     (0.32)     (1.37)     (1.12)
============================================================================================================================
NET ASSET VALUE, END OF
 PERIOD                                             $17.14         $14.28      $17.52     $14.90     $16.75     $14.80
============================================================================================================================
Total Return (c)                                    20.03%(d)    (18.49)%      19.25%     (8.99%)    23.00%      5.80%
============================================================================================================================
RATIOS TO AVERAGE NET
 ASSETS
Expenses (e)                                         1.12%(f)       1.17%       1.17%      1.15%      1.15%      1.20%
Net investment income (loss) (e)                   (0.71)%(f)     (0.64)%     (0.46)%    (0.32)%      0.00%(g)  (0.42%)
Portfolio turnover rate                                 6%(d)         31%         24%        45%        49%        42%
Net assets at end of period                           $312           $235        $229       $222       $371       $281
 (in millions)


(a) Per share data was calculated using average shares outstanding during the period.
(b) Rounds to less than $0.01 per share.
(c) Total return at net asset value assuming all distributions reinvested.
(d) Not annualized.
(e) The benefits derived from custody fees paid indirectly had no impact.
(f) Annualized.
(g) Rounds to less than 0.01%.

See accompanying notes to financial statements

                                     56-57 spread

Liberty Acorn Family of Funds
     > Financial Highlights


                                                     (UNAUDITED)
                                                     SIX MONTHS
LIBERTY ACORN FOREIGN FORTY            CLASS Z       ENDED JUNE 30,
---------------------------------------------------------------------------------
Selected data for a share
 outstanding throughout
  each period                                         2003                2002
NET ASSET VALUE, BEGINNING
 OF PERIOD                                          $10.29              $12.09
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income (loss) (a)                      0.07                0.03
Net realized and unrealized
 gain (loss)                                          0.99               (1.83)
---------------------------------------------------------------------------------
    Total from Investment
     Operations                                       1.06               (1.80)
---------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
 TO SHAREHOLDERS
From net investment income                           (0.01)                 --
From net realized gains                                 --                  --
---------------------------------------------------------------------------------
    Total distributions declared to
     shareholders                                    (0.01)                 --
=================================================================================
NET ASSET VALUE, END OF PERIOD                      $11.34              $10.29
=================================================================================
Total Return (b)                                    10.28%(c)(d)      (14.89)%(d)
=================================================================================
RATIOS TO AVERAGE NET ASSETS
Expenses                                             1.45%(e)(f)         1.45%(f)
Net investment income (loss)                         1.34%(e)(f)         0.26%(f)
Reimbursement                                        0.40%(e)            0.33%
Portfolio turnover rate                                50%(c)             102%
Net assets at end of period
 (in millions)                                         $26                 $26


(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested.
(c) Not annualized.
(d) Had the Advisor not reimbursed a portion of expenses, total return would have been reduced.
(e) Annualized.
(f) The benefits derived from custody fees paid indirectly had no impact.
(g) In accordance with a requirement of the Securities and Exchange Commission, the ratios reflect total expenses prior to the reduction of custody fees for cash balances it maintains with the custodian ("custody fees paid indirectly"). The ratios of expenses to average daily net assets and net investment income to average daily net assets net of custody fees paid indirectly would have been 1.45% and (0.14)%, respectively for the year ended December 31, 1999, and 1.45% and (0.50)%, respectively for the period ended December 31, 1998.


                                                     (UNAUDITED)
                                                     SIX MONTHS
LIBERTY ACORN TWENTY               CLASS Z           ENDED JUNE 30,
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE
 OUTSTANDING THROUGHOUT
  EACH PERIOD                                         2003           2002
NET ASSET VALUE, BEGINNING
 OF PERIOD                                          $14.04         $15.23
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income (loss) (a)                     (0.04)         (0.10)
Net realized and unrealized
 gain (loss)                                          2.36          (1.09)
--------------------------------------------------------------------------------
    Total from Investment
     Operations                                       2.32          (1.19)
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
 TO SHAREHOLDERS
From net investment income                              --             --
From net realized gains                                 --             --
--------------------------------------------------------------------------------
    Total Distributions Declared
     to Shareholders                                    --             --
================================================================================
NET ASSET VALUE, END OF
 PERIOD                                             $16.36         $14.04
================================================================================
Total Return (c)                                    16.52%(d)     (7.81)%(e)
================================================================================
RATIOS TO AVERAGE NET ASSETS
Expenses                                             1.10%(f)(g)    1.26%(g)
Net investment income (loss)                       (0.54)%(f)(g)  (0.67)%(g)
Reimbursement                                           --          0.01%
Portfolio turnover rate                                25%(d)         40%
Net assets at end of period
 (in millions)                                        $205            $93

(a) Per share data was calculated using average shares outstanding during the period.
(b) Rounds to less than $0.01 per share.
(c) Total return at net asset value assuming all distributions reinvested.
(d) Not annualized.
(e) Had the Advisor not reimbursed a portion of expenses, total return would have been reduced.
(f) Annualized.
(g) The benefits derived from custody fees paid indirectly had no impact.
(h) In accordance with a requirement of the Securities and Exchange Commission, the ratios reflect total expenses prior to the reduction of custody fees for cash balances it maintains with the custodian ("custody fees paid indirectly"). The ratios of expenses to average daily net assets and net investment income to average daily net assets net of custody fees paid indirectly would have been 1.32% and (0.50)%, respectively for the year ended December 31, 2000, 1.35% and (0.60)%, respectively for the year ended December 31, 1999, 1.35% and 0.28% for the period ended December 31, 1998.

See accompanying notes to financial statements


                                                                             INCEPTION
                                                                           NOVEMBER 23
                                                                               THROUGH
LIBERTY ACORN FOREIGN FORTY               YEARS ENDED DECEMBER 31,        DECEMBER 31,
------------------------------------------------------------------------------------------
selected data for a share
 outstanding throughout
  each period                          2001           2000          1999          1998
NET ASSET VALUE, BEGINNING
 OF PERIOD                           $17.15         $19.93        $11.00        $10.00
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income (loss) (a)      (0.05)         (0.11)        (0.02)        (0.01)
Net realized and unrealized
 gain (loss)                          (4.92)         (2.53)         8.98          1.01
------------------------------------------------------------------------------------------
    Total from Investment
     Operations                       (4.97)         (2.64)         8.96          1.00
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
 TO SHAREHOLDERS
From net investment income            (0.01)         (0.04)           --            --
From net realized gains               (0.08)         (0.10)        (0.03)           --
------------------------------------------------------------------------------------------
    Total distributions declared to
     SHAREHOLDERS                     (0.09)         (0.14)        (0.03)           --
------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD       $12.09         $17.15        $19.93        $11.00
==========================================================================================
Total Return (b)                   (29.05)%(d)    (13.35)%        81.60%(d)     10.00%(c)(d)
==========================================================================================
RATIOS TO AVERAGE NET ASSETS
Expenses                              1.45%(f)       1.33%(f)      1.48%(g)      1.73%(e)(g)
Net investment income (loss)        (0.32)%(f)     (0.42)%(f)    (0.17)%(g)    (0.78)%(e)(g)
Reimbursement
Portfolio turnover rate               0.01%             --         0.09%         0.97%(e)
Net assets at end of period             82%            79%           60%           90%(e)
 (IN MILLIONS)                          $37           $130          $107           $16



                                                                                 INCEPTION
                                                                               NOVEMBER 23
                                                                                  THROUGH
LIBERTY ACORN TWENTY                      YEARS ENDED DECEMBER 31,            DECEMBER 31,
------------------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE
 OUTSTANDING THROUGHOUT
  EACH PERIOD                          2001           2000          1999          1998
NET ASSET VALUE, BEGINNING
 OF PERIOD                           $14.13         $13.70        $10.71        $10.00
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income (loss) (a)      (0.05)         (0.07)        (0.08)         0.00(b)
Net realized and unrealized
 gain (loss)                           1.18           1.59          3.21          0.71
------------------------------------------------------------------------------------------
Total from Investment Operations       1.13           1.52          3.13          0.71
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
 TO SHAREHOLDERS
From net investment income               --          (0.01)           --            --
From net realized gains               (0.03)         (1.08)        (0.14)           --
------------------------------------------------------------------------------------------
    Total Distributions Declared
     to Shareholders                  (0.03)         (1.09)        (0.14)           --
==========================================================================================
NET ASSET VALUE, END OF
 PERIOD                              $15.23         $14.13        $13.70        $10.71
==========================================================================================
Total Return (c)                      8.00%(e)      11.68%        29.30%(e)      7.10%(d)(e)
==========================================================================================
RATIOS TO AVERAGE NET ASSETS
Expenses                              1.35%          1.34%(h)      1.37%(h)      1.41%(f)(h)
Net investment income (loss)        (0.44)%        (0.52)%(h)    (0.62)%(h)      0.22%(f)(h)
Reimbursement                         0.03%             --         0.04%         0.42%(f)
Portfolio turnover rate                 82%           116%          101%          173%(f)
Net assets at end of period
 (IN MILLIONS)                          $70            $67           $68           $34


Liberty Acorn Family of Funds
     > Notes to Financial Statements (Unaudited)

1.  Nature of Operations
Liberty Acorn Fund, Liberty Acorn International, Liberty Acorn USA, Liberty Acorn Foreign Forty and Liberty Acorn Twenty (the "Funds") are series of Liberty Acorn Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust. The investment objective of each Fund is to seek long-term growth of capital. The Funds may issue an unlimited number of shares. The Funds offer four classes of shares: Class A, Class B, Class C and Class Z. Class A shares are sold with a front-end sales charge. A contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares are purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares. The financial highlights for Class A, Class B and Class C shares are presented in a separate semi-annual report. The semi-annual financial statements for the Columbia Thermostat Fund, another Fund of the Trust, are presented on page 64 of this report.

     Investment income, realized and unrealized gains and losses, and certain fund-level expenses are borne pro rata on the basis of the relative net assets of all classes, except each class bears certain expenses unique to that class such as distribution services, transfer agent, and certain other class specific expenses. Differences in class expenses may result in payment of different dividend distributions for each class. All the share classes of the Trust have equal rights with respect to voting subject to class specific arrangements.

     On July 26, 2002, Liberty Acorn USA acquired all of the net assets of the Stein Roe Small Company Growth Fund ("Stein Roe Fund") pursuant to a plan of reorganization approved by the Stein Roe Fund shareholders on June 28, 2002. The acquisition was accomplished by a tax-free exchange of 1,139,488 shares of the Stein Roe Fund (valued at $10,096,640) for 726,123 shares of Liberty Acorn USA.

     The net assets of the Stein Roe Fund were combined with the net assets of the Liberty Acorn USA on the acquisition date and included $3,125,202 of unrealized depreciation on investment. The aggregate net assets of Liberty Acorn USA immediately before and after acquisition were $306,945,066 and $317,041,706, respectively.

2.  Significant Accounting Policies
        >Security valuation

Investments are stated at fair value. Securities traded on securities exchanges or in over-the-counter markets in which transaction prices are reported are valued at the last sales price at the time of valuation. If a security is traded principally on the Nasdaq Stock Market Inc., the SEC-approved Nasdaq Official Closing Price will be applied. Securities for which there are no reported sales on the valuation date are valued at the latest bid quotation. Money market instruments having a maturity of 60 days or less from the valuation date are valued on an amortized cost basis. Securities for which quotations are not available and any other assets are valued at a fair value as determined in good faith by the Board of Trustees.

        >Repurchase agreements

The Funds may engage in repurchase agreement transactions. The Funds, through their custodians, receive delivery of underlying securities collateralizing repurchase agreements. The Funds' investment advisor determines that the value of the underlying securities is at all times at least equal to the resale price. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

        >Foreign currency translations

Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate.

        >Security transactions and investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Funds. Interest income is recorded on the accrual basis and includes amortization of discounts on money market instruments and long-term debt instruments when required for federal income tax purposes. Realized gains and losses from security transactions are reported on an identified cost basis.

        >Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

        >Financial instruments

Each Fund may purchase or sell exchange-traded financial futures contracts, which are contracts that obligate that Fund to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. The Funds enter into such contracts to hedge a portion of their portfolio. Gains and losses are reflected as "Net Realized Gain
(Loss) on Futures" in the Statements of Operations. Additionally, each Fund, except for Liberty Acorn USA and Liberty Acorn Twenty, may engage in portfolio hedging with respect to changes in foreign currency exchange rates by entering into forward foreign currency contracts to purchase or sell foreign currencies. The Statements of Operations reflect gains and losses as realized for closed forward foreign currency contracts and unrealized for open contracts. The Funds bear the market risk that arises from changes in the value of financial instruments and securities indices (futures contracts) or from changes in foreign currency rates (forward foreign currency contracts) and the credit risk should a counterparty fail to perform under such contracts.

     None of the Funds entered into any futures contracts or forward foreign currency contracts during the six months ended June 30, 2003.

        >Fund share valuation

Fund shares are sold and redeemed on a continuing basis at net asset value. Net asset value per share is determined daily as of the close of trading on the New York Stock Exchange on each day the Exchange is open for trading. All income, expenses (other than the Class A, Class B and Class C 12b-1 service and distribution fees, and Class A, Class B, Class C and Class Z shares Transfer Agent fees) and realized and unrealized gains (losses) of a fund are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

        >Custody fees

Custody fees are reduced based on each Funds' cash balances maintained with the custodian. The amount is disclosed as a reduction of total expenses in the Statement of Operations.

        >Federal income taxes

The Funds have complied with the special provisions of the Internal Revenue Code available to regulated investment companies and, in the manner provided therein, distribute all their taxable income, as well as any net realized gain on sales of investments and foreign currency transactions reportable for federal income tax purposes. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

        >Distributions to Shareholders Distributions to shareholders are recorded on the ex-date.

 3.  Federal Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

     For the year ended December 31, 2002, the following capital loss carryforwards are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:



 YEAR OF          LIBERTY     LIBERTY ACORN  LIBERTY ACORN
EXPIRATION       ACORN FUND   INTERNATIONAL       USA
----------------------------------------------------------
(in thousands)

2008             $        --    $       --    $    126
2009                      --       111,479       3,634
2010                  38,238        76,335      17,936
----------------------------------------------------------
TOTAL                $38,238      $187,814     $21,696



 YEAR OF                        LIBERTY       LIBERTY
EXPIRATION                    FOREIGN FORTY    TWENTY
----------------------------------------------------------
(in thousands)

2009                            $   23,084    $    --
2010                                12,528        530
----------------------------------------------------------
TOTAL                              $35,612       $530

     During the year ended December 31, 2002, the capital loss carryforward acquired by Liberty Acorn USA as a result of the merger with Stein Roe Fund was $3,760.

     Expired capital loss carryforwards, if any, are recorded as a reduction of paid-in capital.

Liberty Acorn Family of Funds
     > Notes to Financial Statements continued

     Under current tax rules, certain capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2002, for federal income tax purposes, post-October losses were deferred to January 1, 2003 as follows:

                                                   AMOUNT
---------------------------------------------------------
(in thousands)
Liberty Acorn Fund                                $15,436
Liberty Acorn International                        32,617
Liberty Acorn USA                                   1,921
Liberty Acorn Foreign Forty                         1,251
Liberty Acorn Twenty                                   --
---------------------------------------------------------

Liberty Acorn Fund and Liberty Acorn International have elected to mark-to-market their investments in Passive Foreign Investment Companies ("PFIC's") for federal income tax purposes. Gains and losses relating to PFIC's are treated as ordinary income for federal income tax purposes. A summary of transactions relating to PFIC's is as follows (in thousands):

LIBERTY ACORN FUND
---------------------------------------------------------
Cumulative unrealized appreciation
on PFIC's recognized in prior years
at December 31, 2001                            $      --
Unrealized appreciation (depreciation)
on PFIC's recognized for federal income
tax purposes during 2002                              409
Unrealized appreciation recognized in
prior years on PFIC's sold during 2002                 --
                                                ---------
Cumulative unrealized appreciation on
PFIC's carried forward at December 31, 2002     $     409
                                                ---------

LIBERTY ACORN INTERNATIONAL
---------------------------------------------------------
Cumulative unrealized appreciation
on PFIC's recognized in prior years
at December 31, 2001                               $8,026
Unrealized appreciation (depreciation)
on PFIC's recognized for federal income
tax purposes during 2002                              319
Unrealized appreciation recognized in
prior years on PFIC's sold during 2002             (1,120)
                                                ---------
Cumulative unrealized appreciation on
PFIC's carried forward at December 31, 2002        $7,225
                                                ---------

4.  Transactions with Affiliates
The Funds' investment adviser, Liberty Wanger Asset Management, L.P. ("Liberty WAM"), a wholly-owned subsidiary of Columbia Management Group, Inc., which in turn is a wholly-owned subsidiary of Fleet National Bank, which in turn is a wholly-owned subsidiary of FleetBoston Financial Corporation ("Fleet"), furnishes continuing investment supervision to each Fund and is responsible for the overall management of the Funds' business affairs.

     Under the Funds' investment management agreement, fees are accrued daily and paid monthly to Liberty WAM at the annual rates shown in the table below for each fund.

LIBERTY ACORN FUND
------------------------------------------------
Net asset value:
For the first $700 million                   .75%
Next $1.300 billion                          .70%
Net assets in excess of $2 billion           .65%

LIBERTY ACORN INTERNATIONAL
------------------------------------------------
Net asset value:
For the first $100 million                  1.20%
Next $400 million                            .95%
Net assets in excess of $500 million         .75%

LIBERTY ACORN USA
------------------------------------------------
Net asset value:
For the first $200 million                   .95%
Net assets in excess of $200 million         .90%

LIBERTY ACORN FOREIGN FORTY
------------------------------------------------
On average daily net assets:                 .95%

LIBERTY ACORN TWENTY
------------------------------------------------
On average daily net assets:                 .90%

     >Expense Limit

Liberty WAM has voluntarily agreed to reimburse the ordinary operating expenses (exclusive of distribution and service fees, interest, taxes and extraordinary expenses, if any) exceeding 1.45% of the average annual net assets for Liberty Acorn Foreign Forty Class Z shares and 1.35% of the average annual net assets for Liberty Acorn Twenty Class Z shares.

     Liberty WAM has also contracted to provide administrative services to each Fund at an annual rate of .05% of average daily net assets.

     Liberty Funds Distributor, Inc. (the "Distributor"), an indirect subsidiary of Fleet, is each Fund's principal underwriter and receives no compensation on the sale of Class Z shares.

     Each Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service and distribution fee on the net assets attributable to Class A, Class B and Class C shares.

     Certain officers and trustees of the Trust are also officers of Liberty WAM. The Trust makes no direct payments to its officers and trustees who are affiliated with Liberty WAM. Trustees' fees and expenses for the six months ended June 30, 2003 are as follows:

                         Six Months Ended
                            June 30, 2003
-----------------------------------------
(in thousands)
Liberty Acorn Fund                   $100
Liberty Acorn International            32
Liberty Acorn USA                       4
Liberty Acorn Foreign Forty             1
Liberty Acorn Twenty                    1
-----------------------------------------

     The Trust provides a deferred compensation plan for its trustees. Under this deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust and represent an unfunded obligation of the Trust. The value of amounts deferred is determined by reference to the change in value of Class Z shares of one or more series of the Trust or a money market fund as specified by the participant. Benefits under the deferred compensation plan are payable upon retirement.

     During the six months ended June 30, 2003, the Funds engaged in purchases and sales transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Investment Company Act of 1940 and were as follows:

FUNDS                            PURCHASES       SALES
-------------------------------------------------------
(in thousands)
Liberty Acorn Fund                $29,399      $    --
Liberty Acorn International         1,778       31,855
Liberty Acorn USA                      --           --
Liberty Acorn Foreign Forty            --           45
Liberty Acorn Twenty                   --          512
-------------------------------------------------------

5.  Borrowing Arrangements

The Trust participates in a $150,000,000 credit facility which was entered into to facilitate portfolio liquidity. No amounts have been borrowed under this facility for the six months ended June 30, 2003.

6.  Investment Transactions

The aggregate cost of purchases and proceeds from sales other than short-term obligations for the six months ended June 30, 2003 were:

LIBERTY ACORN FUND
--------------------------------------------
(in thousands)                       2003

Investment securities
  Purchases                      $1,336,950
  Proceeds from sales               426,789
============================================


LIBERTY ACORN INTERNATIONAL
--------------------------------------------
(in thousands)                      2003

Investment securities
  Purchases                        $274,216
  Proceeds from sales               344,080
============================================

LIBERTY ACORN USA
--------------------------------------------
(in thousands)                      2003

Investment securities
  Purchases                         $45,375
  Proceeds from sales                19,976
============================================

LIBERTY ACORN FOREIGN FORTY
--------------------------------------------
(in thousands)                       2003

Investment securities
  Purchases                         $15,108
  Proceeds from sales                17,047
============================================

LIBERTY ACORN TWENTY
--------------------------------------------
(in thousands)                       2003

Investment securities
  Purchases                        $215,145
  Proceeds from sales                58,315
============================================

Columbia Thermostat Fund
    > Statement of Investments (Unaudited), June 30, 2003

NUMBER OF SHARES
OR PRINCIPAL AMOUNT (000)                     VALUE (000)
---------------------------------------------------------

          > STOCK FUNDS: 58.1%

 454      Liberty Growth & Income Fund,
          Class Z                                  $6,711
 273      Liberty Growth Stock Fund,
          Class Z (b)                               6,711
 296      Liberty Acorn Fund, Class Z               5,374
 246      Liberty Acorn Twenty, Class Z (b)         4,037
 197      Liberty Select Value Fund, Class Z        4,035
---------------------------------------------------------
          TOTAL STOCK FUNDS (COST: $24,931)        26,868

          > BOND FUNDS: 38.8%

 977      Liberty Intermediate Bond Fund,
          Class Z                                   8,975
 488      Liberty Federal Securities Fund,
          Class Z                                   5,389
 412      Columbia High Yield Fund, Class Z         3,582
---------------------------------------------------------
          TOTAL BOND FUNDS (COST: $17,836)         17,946

          > SHORT-TERM OBLIGATION: 1.1%

$503      Repurchase agreement with State
            Street Bank & Trust Co., dated
            06/30/03, due 07/01/03 at 1.10%,
            collateralized by Federal National
            Mortgage Association Notes maturing
            03/24/05, market value $513
            (repurchase proceeds $503)                503
---------------------------------------------------------
            (AMORTIZED COST: $503)                    503
                                                ---------
TOTAL INVESTMENTS: 98.0% (COST: $43,270) (A)       45,317

CASH AND OTHER ASSETS LESS LIABILITIES: 2.0%          944
                                                ---------
TOTAL NET ASSETS: 100%                          $  46,261
=========================================================

 >Notes to Statement of Investments (in thousands)
(a) At June 30, 2003, for federal income tax purposes cost of investments is the same and net unrealized appreciation was $2,047, consisting of gross unrealized appreciation of $2,047 and gross unrealized depreciation of $0.
(b) Non-income producing.

Columbia Thermostat Fund
    > Statements of Assets and Liabilities (Unaudited)

JUNE 30, 2003
-------------------------------------------------------------------------
(IN THOUSANDS)

ASSETS
Investments, at value (cost: $43,270)                             $45,317
Cash                                                                    1
Receivable for:
   Fund shares sold                                                 2,522
   Dividends                                                           57
   Expense reimbursement due from Advisor                               5
Other assets                                                           56
-------------------------------------------------------------------------
   Total Assets                                                    47,958

LIABILITIES
Payable for:
   Investments purchased                                            1,635
   Fund shares redeemed                                                13
   12b-1 Service & Distribution fees                                    7
   Legal and audit fee                                                 26
   Trustees' fee                                                        5
   Transfer agent fee                                                  10
Other liabilities                                                       1
-------------------------------------------------------------------------
   Total Liabilities                                                1,697
-------------------------------------------------------------------------
NET ASSETS                                                        $46,261
=========================================================================
COMPOSITION OF NET ASSETS

Paid in capital                                                   $44,174
Undistributed net investment income                                    40
Net unrealized appreciation on investments                          2,047
-------------------------------------------------------------------------
Net Assets                                                        $46,261
=========================================================================
Net asset value per share-- Class A (a)                            $11.33
   (Net assets/shares)                                     ($13,708/1,211)

Maximum offering price per share-- Class A (b)                     $12.02
   (Net asset value per share/front-end sales charge)      ($11.33/0.9425)

Net asset value and offering price per share-- Class B (a)         $11.30
   (Net assets/shares)                                     ($17,589/1,556)

Net asset value per share-- Class D (a)                            $11.30
   (Net assets/shares)                                        ($5,717/506)

Maximum offering price per share-- Class D (b)                     $11.41
   (Net asset value per share/front-end sales charge)        ($11.30/0.99)

Net asset value, offering price and redemption price per
 share-- Class Z                                                   $11.34
   (Net assets/shares)                                        ($9,247/815)

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.

See accompanying notes to financial statements.

Columbia Thermostat Fund
        > Statements of Operations (Unaudited) For the Six Months Ended
          June 30, 2003

(in thousands)
-------------------------------------------------------------
INVESTMENT INCOME:
   Dividends from investment company shares              $122
   Interest income                                         --*
-------------------------------------------------------------
   Total Investment Income                                122

EXPENSES:
Management fees                                             8
Administration fees                                         4
12-1b Services & Distribution fees                         33
Custody fees                                                3
Legal and audit fees                                       15
Transfer agent fee                                         17
Trustees fee                                                3
Registration and blue sky                                  67
Reports to shareholders                                    14
Organization expense                                       43
Other expenses                                              2
-------------------------------------------------------------
   Total expenses                                         209
Less custody fees paid indirectly                          --*
Less reimbursement of expenses by Advisor                (128)
-------------------------------------------------------------
   Net Expenses                                            81
-------------------------------------------------------------
   Net Investment Income                                   41
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Realized gain distributions from investment
 company shares                                             1
Net unrealized appreciation on investments              1,987
-------------------------------------------------------------
   Net realized and unrealized gain                     1,988
-------------------------------------------------------------
Net Increase in Net Assets resulting
 from Operations                                       $2,029
=============================================================
*Rounds to less than $500.

See accompanying notes to financial statements.

Columbia Thermostat Fund
        > Statement of Changes in Net Assets

                                       (UNAUDITED)
                                       SIX MONTHS        PERIOD ENDED
INCREASE IN NET ASSETS                 ENDED JUNE 30,    DECEMBER 31,
---------------------------------------------------------------------
(IN THOUSANDS)                              2003 (a)     2002 (b)

OPERATIONS:
Net investment income                        $41           $9
Net realized gain on investments               1           10
Net unrealized appreciation                1,987           60
---------------------------------------------------------------------
 Net Increase from Operations              2,029           79

DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income -- Class A              (2)          --
Net realized gain -- Class A                  (3)          --
Net investment income -- Class B              (4)          --
Net realized gain -- Class B                  (4)          --
Net investment income -- Class D              (1)          --
Net realized gain -- Class D                  (1)          --
Net investment income -- Class Z              (3)          --
Net realized gain -- Class Z                  (3)          --
---------------------------------------------------------------------
 Total Distribution to Shareholders          (21)          --

SHARE TRANSACTIONS:
 Subscriptions -- Class A                 13,352           --
 Distributions reinvested -- Class A           5           --
 Redemptions -- Class A                      (37)          --
---------------------------------------------------------------------
 Net Increase -- Class A                  13,320           --

 Subscriptions -- Class B                 16,945           --
 Distributions reinvested -- Class B           8           --
 Redemptions -- Class B                      (63)          --
 ---------------------------------------------------------------------
 Net Increase -- Class B                  16,890           --

 Subscriptions -- Class D                  5,544           --
 Distributions reinvested -- Class D           2           --
 Redemptions -- Class D                      (21)          --
 ---------------------------------------------------------------------
 Net Increase -- Class D                   5,525           --

 Subscriptions -- Class Z                  4,802        4,089
 Distributions reinvested -- Class Z           6           --
 Redemptions -- Class Z                     (442)         (16)
 ---------------------------------------------------------------------
 Net Increase -- Class Z                   4,366        4,073
 ---------------------------------------------------------------------
   Net Increase from Share Transactions   40,101        4,073
 ---------------------------------------------------------------------
 Total Increase in Net Assets             42,109        4,152
 ---------------------------------------------------------------------
NET ASSETS:
Beginning of period                        4,152          --
----------------------------------------------------------------------
End of period                            $46,261       $4,152
======================================================================
UNDISTRIBUTED NET INVESTMENT INCOME          $40           $9
======================================================================

(a) Class A, Class B, and Class D commenced operations March 3, 2003.
(b) Class Z commenced operations September 25, 2002.

See accompanying notes to financial statements.

Columbia Thermostat Fund
        > Statement of Changes in Net Assets continued


                                            (UNAUDITED)
                                            SIX MONTHS      PERIOD ENDED
CHANGES IN SHARES OF BENEFICIAL INTEREST:   ENDED JUNE 30,  DECEMBER 31,
-------------------------------------------------------------------------
(in thousands)                                2003 (a)         2002 (b)

 Subscriptions -- Class A                    1,214               --
 Shares issued in reinvestment and
  capital gains -- Class A                      --(c)            --
 Less shares redeemed -- Class A                (3)              --
-------------------------------------------------------------------------
 Net Increase -- Class A                     1,211               --

 Subscriptions -- Class B                    1,561               --
 Shares issued in reinvestment and
  capital gains -- Class B                       1               --
 Less shares redeemed -- Class B                (6)              --
-------------------------------------------------------------------------
 Net Increase -- Class B                     1,556               --

 Subscriptions -- Class D                      508               --
 Shares issued in reinvestment and
  capital gains -- Class D                      --(c)            --
 Less shares redeemed -- Class D                (2)              --
-------------------------------------------------------------------------
 Net Increase -- Class D                       506               --

 Subscriptions -- Class Z                      456              400
 Shares issued in reinvestment and
  capital gains -- Class Z                       1               --
 Less shares redeemed -- Class Z               (41)              (1)
-------------------------------------------------------------------------
 Net Increase -- Class Z                       416              399
-------------------------------------------------------------------------
Net Increase in Shares of
 Beneficial Interest                         3,689              399
-------------------------------------------------------------------------

(a) Class A, Class B, Class D commenced operations March 3, 2003.
(b) Class Z commenced operations September 25, 2002.
(c) Rounds to less than 500 shares.

See accompanying notes to financial statements

Columbia Thermostat Fund
        > Financial Highlights

                                                              INCEPTION
                                            (UNAUDITED)       SEPTEMBER 25,
                                            SIX MONTHS        2002 THROUGH
CLASS Z                                     ENDED JUNE 30,    DECEMBER 31,
--------------------------------------------------------------------------
SELECTED DATA FOR A
 SHARE OUTSTANDING THROUGHOUT EACH PERIOD     2003               2002

NET ASSET VALUE, BEGINNING
 OF PERIOD                                  $10.41             $10.00
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income (a)                     0.05               0.04
Net realized and unrealized gain              0.88               0.37
--------------------------------------------------------------------------
    Total from Investment Operations          0.93               0.41
--------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
 TO SHAREHOLDERS
From net investment income                    0.00(b)              --
From net realized gains                       0.00(b)              --
--------------------------------------------------------------------------
      Total Distributions Declared
       to Shareholders                        0.00                 --
--------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $11.34             $10.41
==========================================================================
Total Return (c)(d)                          9.01%              4.10%
==========================================================================
RATIOS TO AVERAGE NET ASSETS

Expenses (e)(f)                              0.60%(g)           0.62%(h)
Net investment income (f)                    0.83%(g)           1.41%(h)
Reimbursement (f)                            1.71%             19.94%
Portfolio turnover rate (d)                    26%                11%
Net assets at end of period (IN MILLIONS)       $9                 $4

(a) Per share data was calculated using average shares outstanding during the period. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(b) Rounds to less than $0.01 per share.
(c) Had the Advisor not reimbursed a portion of expenses, total return would have been reduced.
(d) Not annualized.
(e) Does not include expenses of the investment companies in which the Fund invests.
(f) Annualized.
(g) The benefits derived from custody fees paid indirectly had no impact.
(h) In accordance with a requirement of the Securities and Exchange Commission, the ratios reflect total expenses prior to the reduction of custody fees for cash balances it maintains with the custodian ("custody fees paid indirectly"). The ratios of expenses to average daily net assets and net investment income to average daily net assets net of custody fees paid indirectly would have been 0.60% and 1.43%, respectively for the period ended December 31, 2002.

See accompanying notes to financial statements

Columbia Thermostat Fund
    > Notes to Financial Statements (Unaudited)

1.  Nature of Operations

Columbia Thermostat Fund (the "Fund"), a series of Liberty Acorn Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust, commenced operations September 25, 2002. The Fund may issue an unlimited number of shares. The Fund currently offers four classes of shares:
Class A, Class B, Class D and Class Z shares. Class A shares are sold with a front-end sales charge. A contingent deferred sales charge may be assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares are purchased. Class D shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge on redemptions made within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares. The financial highlights for Class A, Class B and Class D shares are presented in a separate semi-annual report. The semi-annual report for the other series of the Trust is also included in this report.

     The investment objective of the Fund is to provide long-term total return. The Fund pursues its investment objective by investing in shares of other mutual funds. As a `fund of funds', under normal circumstances, the Fund allocates at least 95% of its net assets among a selected group of stock and bond mutual funds (the "Portfolio Funds") according to the current level of the Standard & Poor's 500 Stock Index in relation to predetermined ranges set by the Fund's investment adviser. As of June 30, 2003, the Fund invested in five stock Portfolio Funds (Liberty Acorn Fund, Liberty Acorn Twenty Fund, Liberty Growth & Income Fund, Liberty Select Value Fund, Liberty Growth Stock Fund) and three bond Portfolio Funds (Liberty Federal Securities Fund, Liberty Intermediate Bond Fund and Columbia High-Yield Fund). The Fund may also invest up to 5% of its net assets plus any cash received that day in cash, high quality short-term paper and government securities.

 2.  Significant Accounting Policies
        >Security valuation

Investments in Portfolio Funds are valued at their net asset value as reported by the underlying funds. High quality short-term paper and government securities having a maturity of 60 days or less from the valuation date are valued on an amortized cost basis.

        >Repurchase agreements

The Fund may engage in repurchase agreement transactions. The Fund, through their custodian, receives delivery of underlying securities collateralizing repurchase agreements. The Fund's investment advisor determines that the value of the underlying securities is at all times at least equal to the resale price. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

        >Security transactions and investment income Portfolio Fund transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income and realized gain distributions from other funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts on money market instruments and short-term debt instruments when required for federal income tax purposes. Realized gains and losses from security transactions are reported on an identified cost basis.

        >Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

        >Fund share valuation

Fund shares are sold and redeemed on a continuing basis at net asset value. Net asset value per share is determined daily as of the close of trading on the New York Stock Exchange on each day the Exchange is open for trading.

        >Custody fees

The custody fees are reduced based on the Fund's cash balance maintained with the custodian. The amount is disclosed as a reduction of total expenses in the Statement of Operations.

        >Federal income taxes

The Fund has complied with the special provisions of the Internal Revenue Code available to regulated investment companies and, in the manner provided therein, distributes all of its taxable income, as well as any net realized gain on sales of Portfolio Fund shares and any distributions of net realized gains received by the Fund from its Portfolio

Funds, reportable for federal income tax purposes. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

        >Distributions to Shareholders

Distributions to shareholders are recorded on the ex-date.

3.  Federal Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

4.  Transactions with Affiliates

The Fund's investment adviser, Liberty Wanger Asset Management, L.P. ("Liberty WAM"), a wholly-owned subsidiary of Columbia Management Group, Inc., which in turn is a wholly-owned subsidiary of Fleet National Bank, which in turn is a wholly-owned subsidiary of FleetBoston Financial Corporation ("Fleet"), furnishes continuing investment supervision to the Fund and is responsible for the overall management of the Fund's business affairs.

    Under the Fund's investment management agreement, fees are accrued daily and paid monthly to Liberty WAM at the annual rate of 0.10% of the Fund's average daily net assets.

        >Expense Limit

Liberty WAM has agreed to voluntarily reimburse the direct operating expenses (exclusive of interest and fees on borrowings and expenses associated with the Fund's investment in other investment companies) exceeding 0.60% of the average annual net assets of the Fund's Class Z shares.

     Liberty WAM has also contracted to provide administrative services at an annual rate of .05% of the Fund's average daily net assets.

     Liberty Funds Distributor, Inc. (the "Distributor"), an indirect subsidiary of Fleet, is the Fund's principal underwriter and receives no compensation on the sale of shares.

     The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service and distribution fee on net assets attributable to Class A, Class B and Class D shares.

     Certain officers and trustees of the Trust are also officers of Liberty WAM. The Trust makes no direct payments to its officers and trustees who are affiliated with Liberty WAM. Trustees' fees and expenses for the six months ended June 30, 2003, were $2,991.

5.  Borrowing Agreements

The Trust participates in a $150,000,000 credit facility which was entered into to facilitate portfolio liquidity. No amounts have been borrowed under this facility under this facility for the six months ended June 30, 2003.

 6.  Investment Transactions

The aggregate cost of purchases and proceeds from sales other than short-term obligations for the six months ended June 30, 2003 were:

------------------------------------------------------------
(in thousands)

 Purchases                 $43,332
 Proceeds from sales        $4,250
============================================================

Liberty Acorn Family of Funds Class Z Share Information

MINIMUM INITIAL INVESTMENT FOR ALL FUNDS     $1,000
                                             $1,000  FOR AN IRA

MINIMUM SUBSEQUENT INVESTMENT                  $100
EXCHANGE FEE                                   NONE
------------------------------------------------------------
LIBERTY ACORN FUND                            ACRNX
------------------------------------------------------------
      Management Fee                           0.68%
      12b-1 Fee                                None
      Other Expenses                           0.12%
                                            -------
      Expense Ratio                            0.80%
------------------------------------------------------------
LIBERTY ACORN INTERNATIONAL                   ACINX
------------------------------------------------------------
      Management Fee                           0.81%
      12b-1 Fee                                None
      Other Expenses                           0.28%
                                            -------
      Expense Ratio                            1.09%
------------------------------------------------------------
LIBERTY ACORN USA                             AUSAX
------------------------------------------------------------
      Management Fee                           0.94%
      12b-1 Fee                                None
      Other Expenses                           0.18%
                                            -------
      Expense Ratio                            1.12%
------------------------------------------------------------
LIBERTY ACORN FOREIGN FORTY                   ACFFX
------------------------------------------------------------
      Management Fee                           0.95%
      12b-1 Fee                                None
      Other Expenses                           0.50%
                                            -------
      Net Expense Ratio                        1.45%
------------------------------------------------------------
LIBERTY ACORN TWENTY                          ACTWX
------------------------------------------------------------
      Management Fee                           0.90%
      12b-1 Fee                                None
      Other Expenses                           0.20%
                                            -------
      Net Expense Ratio                        1.10%
------------------------------------------------------------
COLUMBIA THERMOSTAT FUND                      COTZX
------------------------------------------------------------
      Management Fee                           0.10%
      12b-1 Fee                                None
      Other Expenses                           0.50%
                                            -------
      Net Expense Ratio                        0.60%

Fees and expenses are for the six months ended June 30, 2003 and for Liberty Acorn Foreign Forty and Columbia Thermostat Fund include the effect of Liberty Wanger Asset Management's undertaking to reimburse those funds for any ordinary operating expenses, net of custody fees paid indirectly, exceeding 1.45% and 0.60% of their average net assets, respectively. These expense limitations are voluntary and can be terminated by either the Funds or Liberty Wanger Asset Management, L.P. on 30 days' notice.

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


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


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


The Liberty Acorn
------------------------
         Family of Funds

TRUSTEES

Robert E. Nason
CHAIRMAN

Margaret Eisen
Leo A. Guthart
Jerome Kahn, Jr.
Steven N. Kaplan
David C. Kleinman
Charles P.McQuaid
Allan B. Muchin
Ralph Wanger
John A.Wing


OFFICERS

Ralph Wanger
PRESIDENT

Charles P. McQuaid
SENIOR VICE PRESIDENT

J. Kevin Connaughton
ASSISTANT TREASURER

P. Zachary Egan
VICE PRESIDENT

Kevin S. Jacobs
ASSISTANT SECRETARY

Kenneth A. Kalina
ASSISTANT TREASURER

Bruce H. Lauer
VICE PRESIDENT, SECRETARY AND TREASURER

Louis J. Mendes
VICE PRESIDENT

Robert A. Mohn
VICE PRESIDENT

Todd Narter
VICE PRESIDENT

Christopher Olson
VICE PRESIDENT

John H. Park
VICE PRESIDENT

Vincent P. Pietropaolo
ASSISTANT SECRETARY

Leah J. Zell
VICE PRESIDENT

INVESTMENT ADVISOR

Liberty Wanger Asset Management, L.P.
227 West Monroe Street, Suite 3000
Chicago, Illinois 60606
1-800-922-6769

DISTRIBUTOR

Liberty Funds Distributor, Inc.
One Financial Center
Boston, Massachusetts 02111-2621

TRANSFER AGENT, DIVIDEND DISBURSING AGENT

Liberty Funds Services, Inc.
P.O. Box 8081
Boston, Massachusetts 02266-8081
1-800-338-2550

LEGAL COUNSEL

Bell, Boyd & Lloyd LLC
Chicago, Illinois

THIS REPORT, INCLUDING THE SCHEDULES OF INVESTMENTS, IS SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF LIBERTY ACORN TRUST. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION UNLESS PRECEDED OR ACCOMPANIED BY A PROSPECTUS.

FIND OUT WHAT'S NEW - VISIT OUR WEB SITE AT:

WWW.LIBERTYFUNDS.COM

OUR E-MAIL ADDRESS IS:

ServiceInquiries@ColumbiaManagement.com

SHAREHOLDERS SHOULD NOT INCLUDE PERSONAL INFORMATION SUCH AS ACCOUNT NUMBERS, SOCIAL SECURITY NUMBERS OR TAXPAYER IDENTIFICATION NUMBERS IN E-MAIL. WE ARE UNABLE TO ACCEPT ACCOUNT TRANSACTIONS SENT VIA E-MAIL.

[Eagle head logo]
Liberty funds

A MEMBER OF COLUMBIA MANAGEMENT GROUP

(C)2003 LIBERTY FUNDS DISTRRIBUTOR, INC
A MEMBER OF COLUMBIA MANAGEMENT GROUP
ONCE FINANCIAL CENTER, BOSTON, MA 02111-2621


                                   PRESORTED
                                FIRST-CLASS MAIL
                               U.S. POSTAGE PAID
                                 HOLLISTON, MA
                                 PERMIT NO. 20


                                                ACN-03/624O-0603 (08/03) 03/2413

      LIBERTY ACORN FUNDS
       Semiannual Report
        June 30, 2003











                                                  LIBERTY ACORN FUND
                                                  LIBERTY ACORN INTERNATIONAL
                                                  LIBERTY ACORN USA
                                                  LIBERTY ACORN FOREIGN FORTY
                                                  LIBERTY ACORN TWENTY
                                                  COLUMBIA THERMOSTAT FUND


[Photo of woman holding binder]


                  Look on page 5 for a letter from newly named
                               CIO Chuck McQuaid.

      Liberty Acorn Family of Funds
          Semiannual Report 2003

         Table of Contents

-------------------------------------------------------
THE LIBERTY ACORN FAMILY OF FUNDS
-------------------------------------------------------
Share Class Performance                               1
Fund Performance vs. Benchmarks                       2
Squirrel Chatter: Energy Resources In 2030            3
From the Desk of Chuck McQuaid                        5

-------------------------------------------------------
LIBERTY ACORN FUND
-------------------------------------------------------
       In a Nutshell                                  6
       At a Glance                                    7
       Major Portfolio Changes                       18
       Statement of Investments                      21

-------------------------------------------------------
LIBERTY ACORN INTERNATIONAL
-------------------------------------------------------
       In a Nutshell                                  8
       At a Glance                                    9
       Major Portfolio Changes                       31
       Statement of Investments                      33
       Portfolio Diversification                     37

-------------------------------------------------------
LIBERTY ACORN USA
-------------------------------------------------------
       In a Nutshell                                 10
       At a Glance                                   11
       Major Portfolio Changes                       38
       Statement of Investments                      39

-------------------------------------------------------
LIBERTY ACORN FOREIGN FORTY
-------------------------------------------------------
       In a Nutshell                                 12
       At a Glance                                   13
       Major Portfolio Changes                       43
       Statement of Investments                      44
       Portfolio Diversification                     46

-------------------------------------------------------
LIBERTY ACORN TWENTY
-------------------------------------------------------
       In a Nutshell                                 14
       At a Glance                                   15
       Major Portfolio Changes                       47
       Statement of Investments                      48

-------------------------------------------------------
COLUMBIA THERMOSTAT FUND
-------------------------------------------------------
       In a Nutshell                                 16
       At a Glance                                   17
       Statement of Investments                      66
       Statement of Assets and Liabilities           67
       Statement of Operations                       68
       Statement of Changes in Net Assets            69
       Financial Highlights                          71
       Notes to Financial Statements                 72

-------------------------------------------------------
LIBERTY ACORN FAMILY OF FUNDS
-------------------------------------------------------
       Statements of Assets and Liabilities          50
       Statements of Operations                      51
       Statements of Changes in Net Assets           52
       Financial Highlights                          56
       Notes to Financial Statements                 62


       Board of Trustees and
         Management of Acorn                         76


 > Net Asset Value Per Share as of 6/30/03



                                                                                                       COLUMBIA
               LIBERTY      LIBERTY ACORN        LIBERTY     LIBERTY ACORN           LIBERTY         THERMOSTAT
            ACORN FUND      INTERNATIONAL      ACORN USA     FOREIGN FORTY       ACORN TWENTY              FUND
---------------------------------------------------------------------------------------------------------------
Class A         $17.87             $17.32         $16.97            $11.25             $16.19            $11.33
---------------------------------------------------------------------------------------------------------------
Class B         $17.57             $17.07         $16.71            $11.04             $15.91            $11.30
---------------------------------------------------------------------------------------------------------------
Class C         $17.57             $17.07         $16.71            $11.06             $15.91                NA
---------------------------------------------------------------------------------------------------------------
Class D             NA                 NA             NA                NA                 NA            $11.30
---------------------------------------------------------------------------------------------------------------



Not FDIC    May Lose Value
Insured     No Bank Guarantee

There is no assurance that the trends described in this report will continue or come to pass because, in part, economic and market conditions change frequently. An investment in any of these Funds presents certain risks, including stock market fluctuations due to economic and business developments.

LIBERTY ACORN FAMILY OF FUNDS
    >SHARE CLASS PERFORMANCE AVERAGE ANNUAL TOTAL RETURNS THROUGH 6/30/03



                                        CLASS A                       CLASS B                      CLASS C
                                WITHOUT         WITH           WITHOUT        WITH          WITHOUT          WITH
                             SALES CHARGE   SALES CHARGE    SALES CHARGE   SALES CHARGE   SALES CHARGE    SALES CHARGE
 LIBERTY ACORN FUND
 (6/10/70)
-------------------------------------------------------------------------------------------------------------------
 3 months*                      19.85%         12.96%          19.69%         14.69%         19.69%          18.69%
-------------------------------------------------------------------------------------------------------------------
 Year to date*                  16.49%          9.79%          16.13%         11.13%         16.20%          15.20%
-------------------------------------------------------------------------------------------------------------------
 1 year                          4.38%         -1.62%           3.72%         -1.28%          3.72%           2.72%
-------------------------------------------------------------------------------------------------------------------
 5 years                         8.08%          6.81%           7.72%          7.44%          7.72%           7.72%
-------------------------------------------------------------------------------------------------------------------
 10 years                       12.30%         11.64%          12.11%         12.11%         12.11%          12.11%
-------------------------------------------------------------------------------------------------------------------
 Life of fund                   15.74%         15.53%          15.68%         15.68%         15.68%          15.68%
-------------------------------------------------------------------------------------------------------------------

LIBERTY ACORN
 INTERNATIONAL (9/23/92)
-------------------------------------------------------------------------------------------------------------------
 3 months*                      21.37%         14.39%          21.06%         16.06%         21.06%          20.06%
-------------------------------------------------------------------------------------------------------------------
 Year to date*                  13.37%          6.85%          12.97%          7.97%         12.97           11.97%
-------------------------------------------------------------------------------------------------------------------
 1 year                         -6.01%        -11.41%          -6.72%        -11.39%         -6.67%          -7.60%
-------------------------------------------------------------------------------------------------------------------
 5 years                         0.38%         -0.81%           0.02%         -0.30%          0.02%           0.02%
-------------------------------------------------------------------------------------------------------------------
 10 years                        6.74%          6.11%           6.55%          6.55%          6.55%           6.55%
-------------------------------------------------------------------------------------------------------------------
 Life of fund                    8.80%          8.20%           8.62%          8.62%          8.62%           8.62%
-------------------------------------------------------------------------------------------------------------------

LIBERTY ACORN USA
 (9/4/96)
-------------------------------------------------------------------------------------------------------------------
 3 months*                      23.06%         15.98%          22.87%         17.87%         22.87%          21.87%
-------------------------------------------------------------------------------------------------------------------
 Year to date*                  19.68%         12.79%          19.27%         14.27%         19.27%          18.27%
-------------------------------------------------------------------------------------------------------------------
 1 year                          1.80%         -4.05%           1.15%         -3.85%          1.15%           0.15%
-------------------------------------------------------------------------------------------------------------------
 5 years                         3.66%          2.44%           3.32%          2.97%          3.32%           3.32%
-------------------------------------------------------------------------------------------------------------------
 Life of fund                   11.47%         10.51%          11.20%         11.20%         11.20%          11.20%
-------------------------------------------------------------------------------------------------------------------

LIBERTY ACORN FOREIGN
 Forty (11/23/98)
-------------------------------------------------------------------------------------------------------------------
 3 months*                      19.55%         12.68%          19.22%         14.22%         19.31%          18.31%
-------------------------------------------------------------------------------------------------------------------
 Year to date*                   9.86%          3.55%           9.52%          4.52%          9.61%           8.61%
-------------------------------------------------------------------------------------------------------------------
 1 year                         -4.74%        -10.22%          -5.40%        -10.13%         -5.31%          -6.26%
-------------------------------------------------------------------------------------------------------------------
 3 year                        -16.82%        -18.44%         -17.34%        -18.17%        -17.29%         -17.29%
-------------------------------------------------------------------------------------------------------------------
 Life of fund                    2.94%          1.62%           2.52%          2.12%          2.56%           2.56%
-------------------------------------------------------------------------------------------------------------------

 LIBERTY ACORN TWENTY
 (11/23/98)
-------------------------------------------------------------------------------------------------------------------
 3 months*                      14.26%          7.69%          14.13%          9.13%         14.13%          13.13%
-------------------------------------------------------------------------------------------------------------------
 Year to date*                  16.22%          9.54%          15.88%         10.88%         15.88%          14.88%
-------------------------------------------------------------------------------------------------------------------
 1 year                         12.59%          6.11%          11.81%          6.81%         11.88%          10.88%
-------------------------------------------------------------------------------------------------------------------
 3 year                          7.43%          5.33%           6.81%          5.93%          6.81%           6.81%
-------------------------------------------------------------------------------------------------------------------
 Life of fund                   13.28%         11.84%          12.86%         12.57%         12.86%          12.86%
-------------------------------------------------------------------------------------------------------------------

COLUMBIA THERMOSTAT
 Fund (9/25/02)                                                                                             Class D
-------------------------------------------------------------------------------------------------------------------
 3 months*                      11.27%          4.87%          10.97%          5.97%         10.97%           9.97%
-------------------------------------------------------------------------------------------------------------------
 Year to date*                   8.91%          2.65%           8.63%          3.63%          8.63%           7.63%
-------------------------------------------------------------------------------------------------------------------
 Life of fund*                  13.38%          6.86%          13.08%          8.08%         13.08%          12.08%
-------------------------------------------------------------------------------------------------------------------


*Not annualized.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for Class A shares, the appropriate Class B contingent deferred sales charge for the holding period after purchase as follows: through first year -- 5%, second year -- 4%, third year -- 5%, fourth year -- 3%, fifth year -- 2%, sixth year -- 1%, thereafter -- 0%; and the Class C contingent deferred sales charge of 1% for the first year only. For Class D shares, a 1% upfront sales charge and 1% contingent deferred sales charge for the first year only applies to subsequent fund purchases by existing shareholders. Performance of the different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursements of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class A, B, C and D share (newer class shares) performance for all funds includes returns of the Fund's Class Z shares (the oldest existing Fund class) for periods prior to the inception of the newer class shares. The new class shares were launched October 16, 2000 for the five Liberty Acorn funds and March 3, 2003 for Columbia Thermostat Fund. These Class Z share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class Z shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of Class A, B, C and D shares would have been lower.

>FUND PERFORMANCE VS. BENCHMARKS
             CLASS A SHARES, WITHOUT SALES CHARGE, AVERAGE ANNUAL TOTAL RETURNS THROUGH 6/30/03+



                               2ND*       YEAR TO*        1           3           5           10           LIFE
                              QUARTER       DATE        YEAR        YEARS       YEARS        YEARS        OF FUND
------------------------------------------------------------------------------------------------------------------
LIBERTY ACORN
FUND (6/10/70)                 19.85%      16.49%       4.38%        5.72%      8.08%       12.30%          15.74%
------------------------------------------------------------------------------------------------------------------
S&P 500                        15.39%      11.76%       0.25%      -11.20%     -1.61%       10.04%          11.84%
------------------------------------------------------------------------------------------------------------------
Russell 2500                   21.91%      16.92%       1.41%       -1.36%      3.65%       10.27%             NA
------------------------------------------------------------------------------------------------------------------
Russell 2000                   23.42%      17.88%      -1.64%       -3.30%      0.97%        8.24%             NA
------------------------------------------------------------------------------------------------------------------
Lipper Small-Cap
Core Funds Index               20.56%      14.33%      -2.37%       -0.86%      2.98%        9.68%             NA
------------------------------------------------------------------------------------------------------------------
Lipper Mid-Cap
Core Funds Index               18.63%      14.11%       1.72%       -4.87%      3.94%       10.25%             NA
------------------------------------------------------------------------------------------------------------------

LIBERTY ACORN
INTERNATIONAL (9/23/92)        21.37%      13.37%      -6.01%      -14.86%      0.38%        6.74%           8.80%
------------------------------------------------------------------------------------------------------------------
Citigroup EMI
Global ex-US                   23.19%      17.80%       1.88%       -6.25%     -0.46%        2.22%           3.90%
------------------------------------------------------------------------------------------------------------------
MSCI EAFE                      19.27%       9.47%      -6.46%      -13.57%     -3.99%        2.78%           4.15%
------------------------------------------------------------------------------------------------------------------
Lipper Int'l Small-
Cap Funds Index                23.77%      18.39%       1.94%       -8.41%      2.67%          NA              NA
------------------------------------------------------------------------------------------------------------------

LIBERTY ACORN USA
(9/4/96)                       23.06%      19.68%       1.80%        7.61%      3.66%          --           11.47%
------------------------------------------------------------------------------------------------------------------
Russell 2000                   23.42%      17.88%      -1.64%       -3.30%      0.97%          --            5.79%
------------------------------------------------------------------------------------------------------------------
Lipper Small-Cap
Core Funds Index               20.56%      14.33%      -2.37%       -0.86%      2.98%          --            7.33%
------------------------------------------------------------------------------------------------------------------
S&P 500                        15.39%      11.76%       0.25%      -11.20%     -1.61%          --            7.58%
------------------------------------------------------------------------------------------------------------------

LIBERTY ACORN FOREIGN
FORTY (11/23/98)               19.55%       9.86%      -4.74%      -16.82%        --           --            2.94%
------------------------------------------------------------------------------------------------------------------
Citigroup World ex-US
Cap Range $2-10B               19.97%      12.81%      -3.02%       -6.26%        --           --            0.83%
------------------------------------------------------------------------------------------------------------------
MSCI EAFE                      19.27%       9.47%      -6.46%      -13.57%        --           --           -4.21%
------------------------------------------------------------------------------------------------------------------
Lipper International
Funds Index                    19.72%       9.18%      -6.40%      -12.28%        --           --           -2.00%
------------------------------------------------------------------------------------------------------------------

LIBERTY ACORN TWENTY
(11/23/98)                     14.26%      16.22%      12.59%        7.43%        --           --           13.28%
------------------------------------------------------------------------------------------------------------------
S&P MidCap 400                 17.63%      12.41%      -0.71%        0.99%        --           --            8.09%
------------------------------------------------------------------------------------------------------------------
Lipper Mid-Cap
Growth Index                   17.68%      15.78%       0.22%      -19.30%        --           --            1.79%
------------------------------------------------------------------------------------------------------------------
S&P 500                        15.39%      11.76%       0.25%      -11.20%        --           --           -2.43%
------------------------------------------------------------------------------------------------------------------

COLUMBIA THERMOSTAT
FUND (9/25/02)                 11.27%       8.91%         --           --         --           --           13.38%*
------------------------------------------------------------------------------------------------------------------
S&P 500                        15.39%      11.76%         --           --         --           --           20.65%*
------------------------------------------------------------------------------------------------------------------
Lehman U.S Govt.
Intermediate Bond Index         1.69%       2.63%         --           --         --           --            4.03%*
------------------------------------------------------------------------------------------------------------------
Lehman U.S. Credit
Intermediate Bond Index         4.02%       6.36%         --           --         --           --            9.63%*
------------------------------------------------------------------------------------------------------------------
Lipper Flexible
Portfolio Funds Index          12.05%       9.73%         --           --         --           --           16.09%*
------------------------------------------------------------------------------------------------------------------



*Not annualized.

+Class A shares (newer class shares) performance information includes returns of the Funds' Class Z shares (the oldest existing Fund class) for periods prior to the inception of the newer class shares.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. Mutual fund performance changes over time. Please visit libertyfunds.com for daily performance updates. The investment return and principal value of an investment in any Liberty Acorn Fund will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost.

DESCRIPTION OF INDEXES: S&P 500 is a broad, market-weighted average of U.S. blue-chip company stock performance. S&P MIDCAP 400 is a broad market-weighted index of 400 stocks that are in the next size/tier down from the S&P 500. RUSSELL 2000 is an unmanaged, market-weighted index of 2,000 smaller U.S. companies, formed by taking the largest 3,000 companies and eliminating the largest 1,000. RUSSELL 2500 is the smallest 2,500 U.S. companies taken from this same group. CITIGROUP EMI GLOBAL EX-US is an index of the bottom 20% of institutionally investable capital of developed and emerging countries, selected by index sponsor, outside the U.S. MSCI EAFE is Morgan Stanley's Europe, Australasia and Far East Index, an unmanaged, widely recognized international benchmark that comprises 20 major markets in proportion to world stock market capitalization. CITIGROUP WORLD EX-US CAP RANGE $2-$10B is a subset of Citigroup's Broad Market Index, representing a mid-cap developed market index excluding the U.S. LIPPER INDEXES include the largest funds tracked by Lipper, Inc. in the named category. LIPPER MID-CAP GROWTH INDEX -- 30 mid-cap growth funds; LIPPER MID-CAP CORE FUNDS INDEX -- 30 mid-cap core funds; LIPPER INTERNATIONAL FUNDS INDEX -- 30 largest non-U.S. funds, not including non-U.S. small cap funds; LIPPER INTERNATIONAL SMALL-CAP FUNDS INDEX -- 10 largest non-U.S. funds investing in small cap companies, including Liberty Acorn International; LIPPER SMALL-CAP CORE FUNDS INDEX -- 30 largest small cap core funds, including Liberty Acorn Fund. LIPPER FLEXIBLE PORTFOLIO FUNDS INDEX is an equal dollar weighted index of the 30 largest mutual funds within the Flexible Portfolio fund classification, as defined by Lipper. LEHMAN U.S. GOVERNMENT INTERMEDIATE BOND INDEX is made up of 1 to 10 year treasury and agency bonds, excluding targeted investor notes and state and local government series bonds. LEHMAN U.S. CREDIT INTERMEDIATE BOND INDEX is the intermediate component of the U.S. Credit Index. The U.S. Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. All indexes are unmanaged and returns include reinvested distributions. A more complete description of each index is included in the Funds statement of additional information. It is not possible to invest directly in an index.

> Squirrel Chatter: ENERGY RESOURCES IN 2030

Photo of Ralph Wanger

"I SELL HERE, SIR, WHAT ALL THE WORLD DESIRES TO HAVE - POWER."

     This epigram was told to James Boswell (yes, Samuel Johnson's Boswell) by Matthew Boulton, British inventor and partner in the steam engine business with James Watt. Boulton's steam engine fired up the industrial revolution. The last 200 years has seen vast increases in energy use and dramatic changes in every category of power.

     John Maynard Keynes wrote an essay in 1930 based on a 100-year forecast of the future. We analyzed that forecast in the 2002 Annual Report, and made some forecasts of social changes due to demographics and family structure in the 2003 First Quarter Report. This "Squirrel Chatter" considers the prospects for energy in 2030.

     Today, energy sources are mainly fossil fuels. We get three-eighths of our energy from petroleum, one-fourth from natural gas, one-fourth coal, and one-eighth from all other sources (hydro, nuclear, and renewables such as solar and wind power). All of these sources are useful, and each has problems. For instance, petroleum, natural gas, and coal often have sulphur content that has to be removed before the fuel can be used. All three fuels produce carbon dioxide, a greenhouse gas believed to cause global warming. Hydro sites are rare, and spoil the ecology in a river basin. Nuclear power is in decline due to popular hostility. Solar and wind power only work intermittently. We must expand the 1% share of solar and wind power, but it is hard to project more than 8% of the total energy supply coming from renewables by 2030.

     Energy sources are always in the wrong place, so energy has to be transported to where we want to use it. Electricity, for instance, is not an energy source (there are no electric mines) but is an excellent way to get coal or hydro energy transported to our houses. Fertilizer can be thought of as a way to transport energy (sourced from natural gas) delivered to farms. There is a lot of excitement today about using hydrogen to run fuel cells for automobiles and other uses. There are no hydrogen mines either, so hydrogen is an energy transport system rather than an energy source.

     President Bush spent years in the oil industry, and I knew Secretary of Commerce Don Evans when he ran the Tom Brown oil company for 16 years. Why are these oilmen pushing hydrogen as a vehicle fuel? After all, gasoline is a great vehicle fuel, with high energy per cubic foot of gas tank, easily handled (you pump your own gas very nicely), and the infrastructure of pipelines, refineries, and filling stations is in place. It will cost hundreds of billions of dollars to switch to hydrogen fuel.

     We are many years away from having hydrogen-powered fuel cells as automobile power. Fuel cells are still way too costly to be practical. Lots of research and development money and time will be needed to make fuel cell cars as cheap and reliable as the gas buggies we have now. Hydrogen is very hard to handle, because it is the smallest molecule in the universe. Hydrogen will leak through very small holes in pipes or tanks; leaks obviously waste fuel and create fire hazards. Storing hydrogen in a car means keeping it under very high pressure in a tank made largely out of carbon fiber. That kind of tank is expensive and subject to sudden rupture that would blow up the car. There are other alternatives for hydrogen storage (we own Millennium Cell1, a company that has a proprietary system for transporting hydrogen as sodium borohydride, a solid fuel) but these alternatives are not cost-effective at the present time.

     We see many stories claiming that hydrogen is a good fuel because it produces only water as a combustion product, and no carbon dioxide, a bad greenhouse gas. The authors of these stories, however, tend to skip over the fact that hydrogen, as explained above, is only an energy transport mechanism, not an energy source. Coal, oil, or gas would be burned to make the hydrogen, creating carbon dioxide at the hydrogen refinery. The only large-scale alternative to making hydrogen without fossil fuels would be to build more nuclear plants, and no one wants to go down that road at this time. Alternatives such as solar and wind aren't expected to be of sufficient scale to run the vehicle fuel system by 2030. What problem does the government foresee that creates a need for a whole new system for fuel refining and delivery?

     I think that the administration wants hydrogen fuel-cell cars to be common by 2030 not to reduce carbon dioxide but for another reason; we won't have enough gasoline. By our target forecast date, 2030, the world petroleum industry will not be completely out of oil, but production levels will be dropping each year. The demand for oil, if unconstrained, is going to rise every year. Increased demand is expected to be slower in the United States, Europe and Japan (perhaps as low as 0.7% per year vs. 1.2% per year in the 1990s), but the rest of the world will want to use more oil at a growth rate of at least 2%. Think about 800 million Chinese and Indians entering the middle class and desiring cars and air conditioners. The demand for oil will be constrained, either by government rationing or by very high price.

     The American geologist King Hubbert did studies in the 1950s showing that U.S. oil production would peak around 1970, and it did. The same math tells us that world oil production will peak too. Various experts pick different years; a few have guessed it will happen before 2010 but most energy experts think this is too pessimistic. The Hubbert's Peak advocates include lots of academics, ecologists, and bureaucrats, but they aren't the only ones who agree with his predictions. I have talked to experienced financial analysts who have followed the oil and gas industry for decades, and they believe that an oil production peak is going to occur before 2030.

     Petroleum supplies will be augmented by other sources of liquid hydrocarbons. Natural gas liquids are important, and high-cost liquids
(deep ocean floor oil, tar sands) are another. Including these, total available oil ever on the planet was about 2,500 to 3,000 billion barrels. If the total is around 2,700, the oil industry divides neatly; 900 billion barrels produced in all the years up to now, 900 billion barrels to be produced in the next 30 years, and 900 billion for all the future after that. By 2030, oil production will be no higher than it is today, despite the many more people who would like to use it. By 2050, oil will be very scarce, and much more valuable as a chemical raw material than as a fuel.

     How about natural gas? There is a lot of gas in the world, but natural gas production has already gone into decline in the United States and Canada. We will start importing much bigger quantities of liquified natural gas, a lot from Russia. We need more gas, but world natural gas production is also likely to peak by 2030.

     Can we discover enough new oil to extend the peak production year beyond 2020? Most experts think not. Oil exploration has been active the last few years, but we are using up 28 billion barrels per year and only finding 10 billion.

CONSEQUENCES

     After 2010, the sources of oil are likely to shift. Non-OPEC production has already peaked (USA, North Sea, Indonesia) or will soon. Even Russian oil, with all that prospective land in Siberia, appears to have peaked due to very bad field management during the Soviet era. The swing producers (that should be able to expand production in the 2010-2020 decade) are Saudi Arabia, Iraq, Iran, Kuwait, and United Arab Emirates. Whoever controls production from those five Persian Gulf countries will have enormous economic power. (This has NOTHING to do with the conflict in Iraq.)

     The first oil reserves to be exploited are those with shallow fields that flow to the surface easily. As these fields are used up, we have to spend more money to develop deeper or less productive deposits. In other words, more capital is needed per barrel. Oil service companies will do well as agents to build capital-intensive production systems, such as deep-sea production.

     We will make fuels out of tar sands in Canada and Venezuela. One can make gasoline out of coal or oil shale -- at a hefty cost. All of these schemes to make oil from low-grade sources are much more like the mining business than the oil business.

     The way civilized societies live has depended on the ever-increasing use of Power, in Boulton's sense. Changing the way we live is going to be a challenge. Houses being built now will still be in use in 2030. Airliners being built now will still be in the fleet in 2030. Will soaring energy prices make these houses and planes obsolete in the 2030s? Our fastest-growing cities, such as Phoenix and Las Vegas, are being built in the desert, requiring massive use of automobiles, airlines, and air conditioning to be livable. If gasoline becomes very expensive and almost unattainable, we have a lot of changes to make before the world of 2030. Can we maintain a high-tech society with economic growth but that uses less energy?

     These potential crises are still 30 years away but our children and grandchildren will live in that world. Let's hope a new age industrial revolution emerges.

/s/ Ralph Wanger

Ralph Wanger
CHIEF INVESTMENT OFFICER, LIBERTY WANGER ASSET MANAGEMENT, L.P.
LEAD PORTFOLIO MANAGER, LIBERTY ACORN FUND

--------------------------------------------------------------------------------
1 As of June 30, 2003, Millennium Cell was 0.02% of assets in Liberty Acorn
  Fund.Because the funds are actively managed, fund holdings will vary with changes in portfolio investments.

THE OPINIONS EXPRESSED ARE THOSE OF THE CONTRIBUTOR AND ARE SUBJECT TO CHANGE. SINCE ECONOMIC AND MARKET CONDITIONS CHANGE FREQUENTLY, THERE CAN BE NO ASSURANCE THAT THE TRENDS DESCRIBED HERE WILL CONTINUE OR THAT THE FORECASTS WILL COME TO PASS.

> FROM THE DESK OF CHUCK MCQUAID

Photo of Charles P. McQuaid

Dear Shareholders,

     I look forward to assuming the roles of chief investment officer of Liberty Wanger Asset Management, L.P, and lead manager of Liberty Acorn Fund when Ralph Wanger steps down on September 30, 2003.

     My association with Ralph dates back to 1978 when I joined him on the investment team of what is now Liberty Acorn Fund. I remember reading one of Ralph's early shareholder reports, which featured a "vice vs. virtue" portfolio comparison (vice, a portfolio that included names like Playboy and U.S. Tobacco, won). At that point I knew I was not working for an ordinary money manager and subsequently realized I had hitched my wagon to a star.

     Be assured that as I take on this new responsibility not much will change. I'm in the fortunate position of being named head coach of an exceptional team with a winning record. Ralph Wanger created the Liberty Acorn Funds' investment process more than three decades ago and it's worked time and again. Over the last 33 years, we've seen other highly rated, small-cap funds come and go. We believe what sets us apart and has allowed us to succeed where others have failed is our team-oriented investment process. We don't just have one or two analysts or managers looking for winning stocks in a hot industry. That method may bring in assets for a while but may be doomed to fail when the market inevitably shifts. Instead, we have a team of analysts, each responsible for knowing the ins and outs of specific industries or international regions. Our senior analysts in effect run sub portfolios of Liberty Acorn Fund and Liberty Acorn International within their areas of expertise and have the authority to buy and sell stocks within our guidelines. Portfolio managers control industry, region and cash allocations and monitor all trades to confirm they are in line with our process and strategy.

     In my role as chief investment officer, I will become directly responsible for our international investment team. Leah Zell steps down from this position at the end of September. I became more involved with the international management team at the beginning of the year as part of our succession planning. I spent considerable time studying the international stocks held in Liberty Acorn Fund and across our international products. I liked what I found -stocks in what we believe to be growing, smaller companies that we can hold for a while. While we won't be altering our approach to investing in international markets, we have already begun to fine-tune our research on earnings drivers for foreign stocks.

     On May 1, Zach Egan and Louis Mendes became co-portfolio managers of Liberty Acorn International. Leah will act as an advisor after September 30. Zach and Louis are well trained in the Wanger investment approach and bring more than 15 years of combined, international investing experience to the Fund. Both have spent a portion of their careers living and working overseas. Zach and Louis are part of a nine-person international investment team that works together to put what we believe to be the best stock ideas into our portfolios. Each of our international analysts speak several languages and has a first-hand understanding of the cultural, political and economic issues that color the diverse, international investment universe. In addition to serving as an advisor, Leah will continue to co-manage an offshore fund investing in European stocks, so she will continue to interact with the analyst team, discussing stock ideas and regional issues.

     Having served as co-manager since 1995, I will move into the lead portfolio manager position of Liberty Acorn Fund. Rob Mohn and John Park were named co-managers on the fund as of May 1. Both Rob and John will also continue as lead managers of the funds they currently manage - Rob on Liberty Acorn USA and John on Liberty Acorn Twenty. Rob has been with the firm since 1992 and John came on board a year later in 1993. As a combined management team, we will each continue in our role of analyst as part of the 11-person domestic team and will confer on any strategic decisions related to the fund. As Ralph previously mentioned, he will keep his office with us and serve as an advisor. We expect to be frequently in touch with him.

     I would like to thank you for the confidence you have shown in the Liberty Acorn Funds and assure you that, thanks to Ralph's genius and the firm's strong leadership, we will continue to operate using an investment process that has been successful over the long-term.

/s/ Charles P. McQuaid

Charles P. McQuaid
CHIEF INVESTMENT OFFICER, LIBERTY WANGER ASSET MANAGEMENT, L.P.,
EFFECTIVE OCTOBER 1, 2003

Liberty Acorn Fund
   >  In a Nutshell

Photo of Ralph Wanger

Photo of Charles P. McQuaid

Photo of Robert A. Mohn

Photo of John H. Park

     Liberty Acorn Fund jumped 19.85% (Class A shares, without sales charge) in the second quarter, slightly less than its small-cap benchmarks (see Page 2 for performance data) and somewhat more than the large-cap S&P 500, up 15.39%. Year-to-date the Fund is up 16.49%, performing in line with the Russell 2500's 16.92% return but slightly behind the Russell 2000's 17.88% gain.

     Tiny stocks and turnaround situations did the best in the second quarter. A Prudential Financial report calculated that within the Russell 2000, stocks of the smallest fifth in market capitalization gained an average of 47%, while stocks of more speculative companies returned 38%. An example of this trend in Liberty Acorn can be seen with auto lender AmeriCredit. The Fund's position in AmeriCredit, a turnaround situation, jumped over 150%.

     In previous reports we have stated that we bought some speculative stocks because we believed we were being compensated to take risk. Several of these stocks paid off in the quarter. Western Wireless, a cellular telephone company serving rural areas, doubled on improved cash flow. Ciphergen Biosystems, a provider of protein analysis equipment, gained 82% on surging product sales and the resolution of a lawsuit.

     We've also mentioned that we have been building our technology weighting in the Fund, and tech stocks did beat the market during the quarter. Video-editing equipment supplier Avid Technology, e-learning company Skillsoft Publishing, and enterprise resource provider Lawson Software, saw gains in the 50% to 90% range over the three months.

     Retail stocks also did well in the quarter and the Fund's holdings in the sector were no exception. Christopher & Banks beat earnings expectations and its stock doubled. Michaels Stores rang up a 50% gain on solid results, while Coach bagged a 30% rise on rapid sales and earnings growth.

     Foreign stocks have underperformed for several years, causing some of these stocks to become relatively cheap.Calling on our international team, we rebuilt Liberty Acorn's foreign position to 10% of net assets. The Fund's foreign holdings jumped 27% in the quarter. Perbio Science, a Swedish supplier to the biotech industry, surged 54% on a takeover attempt. France's Neopost, a postage meter company, stamped out a 52% gain as it integrated acquisitions, cut on-line losses, and made its earnings estimates.

/s/ Ralph Wanger                  /s/ Charles P. McQuaid

Ralph Wanger                       Charles P. McQuaid
LEAD PORTFOLIO MANAGER             CO-PORTFOLIO MANAGER



/s/ Robert A. Mohn                /s/  John H. Park

Robert A. Mohn                     John H. Park
CO-PORTFOLIO MANAGER               CO-PORTFOLIO MANAGER


WIRING HOME THE MONEY
----------------------

We began buying Western Wireless in early 2002 as part of a package of what we believed to be high potential, albeit high-risk telecom stocks. We believed it had a fine business model - serving under penetrated rural wireless markets via cellular licenses at 850 MHz, which allow signals to travel long distances. Only one competitor existed in over 60% of its area. We thought growth would improve once it rolled out digital phones and renewed its roaming contracts. Risk was high due to a poor balance sheet, but the stock, down over 90% from its all time high of $75, had lots of upside. We added to the Fund's position as the stock collapsed further. Growth subsequently resumed, and the company is cleaning up its balance sheet and its distracting foreign operations. While risk remains, the stock jumped to over $13 as of early July.

SMALL-CAP STOCKS ARE OFTEN MORE VOLATILE AND LESS LIQUID THAN THE STOCKS OF LARGER COMPANIES. SMALL COMPANIES MAY HAVE A SHORTER HISTORY OF OPERATIONS THAN LARGER COMPANIES AND MAY HAVE A LESS DIVERSIFIED PRODUCT LINE, MAKING THEM MORE SUSCEPTIBLE TO MARKET PRESSURE. INVESTMENTS IN FOREIGN SECURITIES HAVE SPECIAL RISKS, INCLUDING POLITICAL OR ECONOMIC INSTABILITY, HIGHER COSTS, DIFFERENT REGULATIONS, ACCOUNTING STANDARDS, TRADING PRACTICES AND LEVELS OF INFORMATION, AND CURRENCY EXCHANGE RATE FLUCTUATIONS.

AS OF 6/30/03, THE FUND'S POSITIONS IN THE HOLDINGS MENTIONED WERE: AMERICREDIT, 0.6%; WESTERN WIRELESS, 0.4%; CIPHERGEN BIOSYSTEMS, 0.2%; AVID TECHNOLOGY, 0.7%; SKILLSOFT PUBLISHING, 0.7%; LAWSON SOFTWARE, 0.3%; CHRISTOPHER & BANKS, 1.0%; MICHAELS STORES, 0.8%; COACH, 0.9%; PERBIO SCIENCE, 0.3%; NEOPOST, 0.2%.

Liberty Acorn Fund
    >  At a Glance                               Ticker Symbol: LACAX

PRETAX AND AFTER-TAX AVERAGE ANNUAL TOTAL RETURNS (BASED ON CLASS
A SHARE RETURNS)
--------------------------------------------------------------------------------
    >Through June 30, 2003

                                  YEAR TO
                                   DATE*   1 YEAR   5 YEARS     10 YEARS

Returns before         NAV         16.49%    4.38%    8.08%       12.30%
taxes                  POP          9.79    -1.62     6.81        11.64
-----------------------------------------------------------------------
Returns after taxes    NAV         16.49     4.38     6.23        10.11
on distributions       POP          9.79    -1.62     4.98         9.46
-----------------------------------------------------------------------
Returns after taxes    NAV         10.13     2.69     6.30         9.68
on distributions and   POP          6.01    -1.00     5.24         9.08
sale of fund shares
-----------------------------------------------------------------------
S&P 500 (pretax)                   11.76     0.25    -1.61        10.04
-----------------------------------------------------------------------
Russell 2500 (pretax)              16.92     1.41     3.65        10.27
-----------------------------------------------------------------------
Russell 2000 (pretax)              17.88    -1.64     0.97         8.24
-----------------------------------------------------------------------

Past performance, before and after taxes, cannot predict future investment results. After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Indexes do not reflect any deduction for fees, expenses or taxes.

Investment returns and principal value may fluctuate, resulting in a gain or loss on sale. Public offering price (POP) returns include the maximum sales charge of 5.75% for Class A shares. Net asset value (NAV) returns do not include sales charges or contingent deferred sales charges (CDSC).

*Year to date data not annualized

LIBERTY ACORN FUND PORTFOLIO DIVERSIFICATION

  > as a % of net assets, as of June 30, 2003

(Pie Chart)

Information                          26.8%
        Software/Services            13.1%
        Computer Related Hardware     9.2%
        Media                         2.7%
        Telecommunication             1.8%
Consumer Goods/Services              19.6%
Finance                              13.2%
Industrial Goods/Services            11.8%
Health Care                          10.1%
Energy/Minerals                       7.0%
Other                                 6.6%
Real Estate                           4.9%


*Other includes cash and other assets less liabilities of 6.0%. Foreign equities within the portfolio were 10.3% diversified by country as follows: 6.5% Europe; 1.3% Canada; 1.5% Asia without Japan; 0.3% Australia; 0.4% Japan; 0.1% Latin America; 0.2% New Zealand.

--------------------------------------------------------------------------------
THE VALUE OF A $10,000 INVESTMENT IN LIBERTY ACORN FUND
--------------------------------------------------------------------------------
   >June 30, 1993 through June 30, 2003

Illustration is based on a hypothetical $10,000 investment in Class A shares of the Fund, which includes the 5.75% maximum initial sales charge. The Fund commenced operations on 6/10/1970, but until 10/16/2000, offered only the shares that are now designated Class Z shares. The historical performance of Class A, B and C shares (newer class shares) for the period prior to 10/16/2000 is based on the performance of Class Z shares. The Class A, B and C share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A, B and C and Class Z. Had the expense differential been reflected, the returns for periods prior to the inception of the newer class shares would have been lower. Performance may reflect any voluntary waiver or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. The S&P 500 is a broad, market-weighted average of U.S. blue-chip company stock performance. The Russell 2000 is a market-weighted index of 2,000 smaller U.S. companies formed by taking the largest 3,000 U.S. companies and eliminating the largest 1,000. The Russell 2500 is the smallest 2,500 U.S. companies taken from this same group. Indexes are unmanaged and returns for the indexes and the Fund include reinvested dividends and capital gains. It is not possible to invest directly in an index. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. PERFORMANCE CHANGES OVER TIME. VISIT LIBERTYFUNDS.COM FOR DAILY UPDATES.
TOTAL NET ASSETS: $7,564.8 MILLION

(Mountain Chart)


                CLASS A   CLASS B   CLASS C  CLASS Z
without         $31,903   $31,370   $31,370  $32,397
sales charge
----------------------------------------------------
with            $30,068   $31,370   $31,370    N/A
sales charge


                          LIBERTY ACORN
         LIBERTY ACORN     FUND - A
         FUND - AT NAV   WITH SALES CHARGE RUSSELL 2000 S & P 500  Russell 2500
6/30/    $10000.00         $ 9425.00       $10000.00    $10000.00      $0000.00
1993       9949.00           9376.93        10138.10      9959.70      10064.20
          10605.60           9995.81        10576.00     10337.70      10509.90
          10915.30          10287.70        10874.50     10258.50      10708.40
          11331.20          10679.70        11154.40     10470.60      10836.70
          10902.90          10276.00        10787.30     10370.80      10487.40
          11308.50          10658.20        11156.10     10496.20      10898.10
          11365.00          10711.50        11505.90     10853.00      11243.00
          11227.50          10581.90        11464.30     10558.40      11202.40
          10684.10          10069.70        10859.00     10098.10      10655.80
          10772.80          10153.30        10923.50     10227.60      10717.70
          10651.00          10038.60        10800.90     10395.50      10607.50
          10286.80           9695.27        10434.10     10140.60      10277.40
          10619.00          10008.40        10605.50     10473.70      10556.00
          11108.60          10469.80        11196.50     10903.00      11126.80
          10969.70          10338.90        11159.00     10636.40      11013.80
          10929.10          10300.70        11115.00     10875.30      11033.00
          10504.00           9899.99        10666.10     10479.30      10554.90
          10466.20           9864.35        10952.60     10634.80      10784.10
          10269.40           9678.90        10814.40     10910.50      10762.70
          10603.20           9993.46        11264.30     11335.80      11302.80
          10756.90          10138.40        11458.30     11670.30      11580.20
          10876.30          10250.90        11713.10     12013.90      11786.40
          11210.20          10565.60        11914.50     12494.00      12035.90
          11663.10          10992.50        12532.50     12784.20      12613.20
          12229.90          11526.70        13254.50     13208.20      13357.30
          12359.50          11648.90        13528.70     13241.40      13571.10
          12610.50          11885.30        13770.30     13800.30      13825.00
          12083.30          11388.50        13154.40     13750.90      13392.40
          12428.90          11714.20        13707.10     14354.50      13964.80
          12643.90          11916.90        14068.70     14631.10      14202.80
          12848.80          12110.00        14053.70     15129.00      14303.70
          13351.20          12583.50        14491.70     15269.30      14734.60
          13611.50          12828.80        14786.60     15416.20      15034.50
          14337.00          13512.60        15577.30     15643.60      15729.80
          14848.80          13995.00        16191.20     16047.00      16156.90
          14560.80          13723.50        15526.30     16108.20      15660.70
          13809.40          13015.40        14170.10     15396.60      14514.20
          14338.30          13513.90        14992.70     15721.40      15348.70
          14866.00          14011.20        15578.80     16606.20      16013.80
          14790.20          13939.70        15338.70     17064.20      15908.50
          15205.80          14331.40        15970.70     18354.10      16677.30
          15496.20          14605.20        16389.30     17990.40      16905.90
          16041.70          15119.30        16716.90     19114.30      17373.10
          15836.30          14925.70        16311.50     19187.30      17114.80
          15115.80          14246.60        15541.80     18472.70      16340.10
          15198.90          14325.00        15585.10     19575.40      16546.80
          16404.20          15460.90        17319.00     20767.30      18070.00
          17157.10          16170.60        18061.20     21697.70      18808.50
          18035.60          16998.50        18901.70     23424.00      19910.60
          18118.50          17076.70        19334.20     22111.80      20188.10
          19508.20          18386.50        20749.30     23322.80      21507.80
          18932.70          17844.10        19837.80     22543.90      20541.20
          18932.70          17844.10        19709.40     23587.50      20633.30
          19368.20          18254.50        20054.50     23992.50      21023.70
          19025.40          17931.40        19737.90     24258.00      20702.40
          20416.10          19242.20        21197.50     26007.50      22205.80
          21692.10          20444.80        22071.70     27339.40      23179.60
          22011.00          20745.40        22193.80     27614.40      23267.40
          21179.00          19961.20        20998.50     27139.80      22187.20
          21632.20          20388.40        21042.70     28242.10      22213.50
          20405.70          19232.30        19339.10     27941.50      20687.60
          16683.70          15724.40        15583.90     23901.70      16785.30
          17412.80          16411.50        16803.50     25432.90      17977.30
          18292.10          17240.30        17488.80     27501.70      18959.90
          19043.90          17948.90        18405.10     29168.50      19899.10
          20533.20          19352.50        19543.90     30849.30      21104.80
          20520.80          19340.90        19803.70     32139.30      21068.60
          19595.30          18468.60        18199.70     31140.40      19684.20
          19803.10          18664.40        18483.80     32386.30      20105.30
          21422.90          20191.10        20140.10     33640.50      21903.70
          21763.60          20512.20        20434.30     32846.10      22244.20
          22925.70          21607.50        21358.30     34669.00      23401.70
          23258.20          21920.80        20772.30     33586.50      22941.70
          22579.00          21280.70        20003.50     33420.40      22223.90
          22454.80          21163.70        20007.90     32504.10      21893.30
          23133.00          21802.80        20088.90     34561.00      22372.50
          24773.10          23348.70        21288.50     35263.60      23635.80
          27381.70          25807.30        23698.30     37340.50      26200.20
          26716.30          25180.10        23317.70     35464.40      25597.70
          28696.00          27046.00        27168.30     34793.10      29294.30
          27499.40          25918.20        25377.10     38196.80      28846.00
          26553.40          25026.60        23850.00     37047.60      27294.70
          25993.10          24498.50        22460.00     36287.50      25985.10
          26996.50          25444.20        24417.90     37182.10      27692.10
          27107.20          25548.50        23632.30     36600.80      26987.00
          29083.30          27411.00        25435.40     38874.30      29310.80
          29568.90          27868.70        24687.90     36822.00      28357.20
          28800.20          27144.20        23585.80     36666.30      27579.10
          27285.30          25716.40        21164.70     33775.50      25152.10
          30103.80          28372.90        22982.40     33940.80      27318.30
          30645.70          28883.60        24178.90     35145.00      28216.00
          29858.10          28141.30        22592.40     31940.50      26399.10
          28493.60          26855.20        21487.30     29917.00      24950.80
          30998.20          29215.80        23168.20     32241.90      27154.40
          32312.50          30454.50        23737.70     32457.90      27971.10
          32735.80          30853.50        24557.40     31667.90      28368.20
          32094.20          30248.80        23228.10     31356.20      27353.80
          30813.60          29041.80        22477.90     29393.20      26457.40
          26616.80          25086.30        19452.10     27019.60      23033.60
          27756.00          26160.00        20590.40     27534.90      24224.60
          29871.00          28153.40        22184.40     29647.00      26183.80
          31776.80          29949.60        23553.70     29906.70      27651.60
          31455.80          29647.10        23308.80     29470.30      27308.30
          31043.80          29258.80        22669.90     28901.90      26830.20
          33310.00          31394.60        24492.00     29988.90      28685.20
          33220.00          31309.90        24715.20     28170.70      28612.30
          32203.50          30351.80        23618.30     27963.20      27773.60
          30561.10          28803.80        22446.40     25971.10      26208.50
          26918.20          25370.40        19056.30     23946.80      23080.80
          27133.60          25573.40        19007.80     24104.00      23150.60
          25508.30          24041.60        17642.70     21484.40      21316.40
          26579.60          25051.30        18208.40     23375.40      22011.20
          28294.00          26667.10        19833.40     24751.20      23808.10
          27382.90          25808.40        18729.10     23297.20      22730.90
          26723.00          25186.40        18210.70     22686.90      22127.00
          26295.40          24783.50        17660.50     22346.50      21595.30
          26616.20          25085.80        17887.90     22563.40      21801.10
          28918.60          27255.70        19584.00     24422.00      23744.10
          30954.40          29174.50        21685.60     25708.70      26079.30
6/30/2003 31903.30          30068.20        22078.00     26036.70      26577.50

--------------------------------------------------------------------------------
LIBERTY ACORN FUND TOP 10 HOLDINGS (AS A % OF NET ASSETS, AS OF JUNE 30, 2003)
--------------------------------------------------------------------------------

1. International Game Technology                         3.0%
   SLOT MACHINES & PROGRESSIVE JACKPOTS
2. XTO Energy                                            1.7%
   NATURAL GAS PRODUCER
3. First Health Group                                    1.6%
   PPO NETWORK
4. Expeditors International of Washington                1.3%
   INTERNATIONAL FREIGHT FORWARDER
5. Christopher & Banks                                   1.0%
   WOMEN'S APPAREL RETAILER
6. Lincare Holdings                                      1.0%
   HOME HEALTH CARE SERVICES
7. SEI Investments                                       0.9%
   MUTUAL FUND ADMINISTRATION & INVESTMENT MANAGEMENT
8. Coach                                                 0.9%
   DESIGNER & RETAILER OF BRANDED LEATHER ACCESSORIES
9. Harley-Davidson                                       0.9%
   MOTORCYCLES & RELATED MERCHANDISE
10.ITT Educational Services                              0.9%
   POST-SECONDARY DEGREE PROGRAMS

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings.

Liberty Acorn International
   >  In a Nutshell


Photo of Leah Joy Zell

Photo of P.Zachary Egan

Photo of Louis J. Mendes III


     Liberty Acorn International soared 21.37% (Class A shares, without sales charge) in the three months from April through June. This represents the second best quarterly performance in the Fund's history. It was a particularly good period for international small-cap stocks, with the Citigroup EMI Global ex-US Index up 23.19%, against a 19.27% gain for the larger cap MSCI EAFE Index. Year-to-date, the Fund is up 13.37% vs. a 17.80% return for the Citigroup EMI Global ex-US Index.

     Several trends converged to drive stock prices higher globally. The quick end to the war in Iraq, accompanied by a drop in oil prices, lowered the perceived risk in owning equities. Simultaneously, the Federal Reserve Bank and central banks elsewhere dropped interest rates to record levels in order to pump liquidity into the world financial system. With equities deeply oversold by mid-March, the strong stimulus sparked a powerful rally in share prices.

     At the company level, we have not seen a convincing improvement in corporate fundamentals as yet but sentiment has clearly turned more positive. Several of our holdings, from Sky City Entertainment in New Zealand to Givaudan in Switzerland, have announced large share buybacks. At the end of June, Perbio Science of Sweden received a takeover offer from U.S.-based Fisher Scientific. After quarter end, another of our names, JCG Holding in Hong Kong, announced it is in talks to go private. This flurry of corporate activity is in sharp contrast to the subdued environment of the last three years.

     Our core strategy of owning companies with what we believe to be solid business models at reasonable prices remains in place. The appreciation of the euro against the dollar has tilted our geographic weighting temporarily toward Europe, but we are finding many good opportunities in Asia to redress the balance. Favored Asian themes include domestic demand driven stories such as Housing Development Finance (Indian mortgage bank) and Zhejiang Expressway (Chinese toll road operator). In Europe, the Fund is overweighted in companies that may potentially benefit from regulatory change, such as Rhoen-Klinikum (German health care privatization) and Tomra Systems (Norwegian reverse vending machines for returnable beverage containers).

 /s/ Leah Joy Zell                    /s/ P. Zachary Egan

 Leah Joy Zell                        P. Zachary Egan
 LEAD PORTFOLIO MANAGER               CO-PORTFOLIO MANAGER

 /s/ Louis J. Mendes III

 Louis J. Mendes III
 CO-PORTFOLIO MANAGER

                             Ralph Wanger on China:
                             ----------------------
                              New Leadership at Bat

New leaders have been appointed in China, from the "fourth Generation" of Party leaders. The two most prominent were both born in 1942, are technocrats who spent many years in remote provinces, and worked their way upward in the Communist Party. Although there is no change in the idea that the Party has a tight monopoly on political power, the new leaders will build a more open and modern economy. Hu Jintao is the new President of China, and Wen Jiabao has been made Premier of the State Council. Most of us are not sure whether a Premier outranks a President or vice-versa. The answer: When they line up in order of rank, Wen is on second. Hu's on first.

     Imagine the routine Abbott and Costello could have developed if American intellectuals James WATT and Irving HOWE joined WEN and HU in a game of baseball...

                            Perbio Cultivates Growth
                            ------------------------

One of the best performers in the quarter was Perbio Science. Perbio is a world-class player in the field of cell cultures used to develop medicines based on human proteins. A recent addition to the Fund, Perbio quickly became our seventh largest position after a takeover bid lifted the shares 54%.


INVESTMENTS IN FOREIGN SECURITIES HAVE SPECIAL RISKS, INCLUDING POLITICAL OR ECONOMIC INSTABILITY, HIGHER COSTS, DIFFERENT REGULATIONS, ACCOUNTING STANDARDS, TRADING PRACTICES AND LEVELS OF INFORMATION, AND CURRENCY EXCHANGE RATE FLUCTUATIONS. SMALL-CAP STOCKS ARE OFTEN MORE VOLATILE AND LESS LIQUID THAN THE STOCKS OF LARGER COMPANIES. SMALL COMPANIES MAY HAVE A SHORTER HISTORY OF OPERATIONS THAN LARGER COMPANIES AND MAY HAVE A LESS DIVERSIFIED PRODUCT LINE, MAKING THEM MORE SUSCEPTIBLE TO MARKET PRESSURE.

AS OF 6/30/03, THE FUND'S POSITIONS IN THE HOLDINGS MENTIONED WERE: SKY CITY ENTERTAINMENT, 0.7%; GIVAUDAN, 0.9%; PERBIO SCIENCE, 1.2%; FISHER SCIENTIFIC, 0.0%; JCG HOLDING, 0.4%; HOUSING DEVELOPMENT FINANCE, 1.3%; ZHEJIANG EXPRESSWAY, 0.3%; RHOEN-KLINIKUM, 1.8%; TOMRA SYSTEMS, 0.3%.

Liberty Acorn International
   >  At a Glance                                          Ticker Symbol: LAIAX

PRETAX AND AFTER-TAX AVERAGE ANNUAL TOTAL RETURNS (BASED ON CLASS A
 SHARE RETURNS)
--------------------------------------------------------------------------------

   > Through June 30, 2003

                                  YEAR TO
                                   DATE*      1 YEAR    5 YEARS  10 YEARS
-------------------------------------------------------------------------
Returns before            NAV      13.37%     -6.01%      0.38%    6.74%
taxes                     POP       6.85     -11.41      -0.81     8.20
-------------------------------------------------------------------------
Returns after taxes       NAV      13.25      -6.13      -0.70     5.86
on distributions          POP       6.73     -11.53      -1.87     5.23
-------------------------------------------------------------------------
Returns after taxes       NAV       8.20      -3.69       0.49     5.67
on distributions and      POP       4.20      -7.01      -0.46     5.11
sale of fund shares
-------------------------------------------------------------------------
Citigroup EMI Global               17.80       1.88      -0.46     2.22
ex-US (pretax)
-------------------------------------------------------------------------

Past performance, before and after taxes, cannot predict future investment results. After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Indexes do not reflect any deduction for fees, expenses or taxes.

Investment returns and principal value may fluctuate, resulting in a gain or loss on sale. Public offering price (POP) returns include the maximum sales charge of 5.75% for Class A shares. Net asset value (NAV) returns do not include sales charges or contingent deferred sales charges (CDSC).

*Year to date data not annualized

--------------------------------------------------------------------------------
LIBERTY ACORN INTERNATIONAL PORTFOLIO DIVERSIFICATION
--------------------------------------------------------------------------------

   >as a % of net assets, as of June 30, 2003

(Pie Chart)

  Consumer Goods/Services                      20.8%
  Industrials                                  20.8%
  Health Care                                  10.2%
  Other*                                        9.4%
  Energy                                        8.6%
  Financials                                    8.4%
  Business Services                             7.9%
  Broadcasting/Media Content                    5.8%
  Real Estate                                   3.4%
  Utilities                                     3.3%
  Technology Services                           1.4%


*Other includes cash and other assets less liabilities of 4.0%.

--------------------------------------------------------------------------------
THE VALUE OF A $10,000 INVESTMENT IN LIBERTY ACORN INTERNATIONAL
--------------------------------------------------------------------------------

    >June 30, 1993 through June 30, 2003

Illustration is based on a hypothetical $10,000 investment in Class A shares of the Fund, which includes the 5.75% maximum initial sales charge. The Fund commenced operations on 9/23/1992, but until 10/16/2000, offered only the shares that are now designated Class Z shares. The historical performance of Class A, B and C shares (newer class shares) for the period prior to 10/16/2000 is based on the performance of Class Z shares. The Class A, B and C share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A, B, and C and Class Z. Had the expense differential been reflected, the returns for periods prior to the inception of the newer class shares would have been lower. Performance may reflect any voluntary waiver or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

The EMI Global ex-US is Citigroup's index of the bottom 20% of institutionally investable capital of developed and emerging countries, as selected by Citigroup, excluding the U.S. The index is unmanaged and returns for both the index and Fund include reinvested dividends and capital gains. It is not possible to invest directly in an index. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. PERFORMANCE CHANGES OVER TIME. VISIT LIBERTYFUNDS.COM FOR DAILY UPDATES.

TOTAL NET ASSETS: $1,374.9 MILLION


(Mountain Chart)

                     CLASS A    CLASS B    CLASS C   CLASS Z
Without
sales charge         $19,191    $18,852    $18,852    $19,453
-------------------------------------------------------------
With
sales charge         $18,087    $18,852    $18,852      N/A


                                  LIBERTY ACORN
               LIBERTY ACORN     INTERNATIONAL -
               INTERNATIONAL -         A
                      A            WITH SALES       CITIGROUP EMI
                    AT NAV             CHARGE       GLOBAL EX-US

6/30/1993         $10000.00         $ 9425.00       $10000.00
                   10000.00           9425.00        10308.00
                   10650.00          10037.60        10839.90
                   10766.10          10147.00        10613.70
                   11268.90          10620.90        10576.30
                   11315.10          10664.50         9692.09
                   12336.80          11627.50        10314.90
                   12871.00          12130.90        11346.50
                   12824.70          12087.20        11425.80
                   12266.80          11561.50        11238.90
                   12351.40          11641.20        11575.10
                   12282.30          11576.00        11407.70
                   12034.20          11342.20        11645.70
                   12367.50          11656.40        11783.20
                   12755.80          12022.40        11917.30
                   12763.50          12029.60        11578.00
                   12786.50          12051.20        11773.70
                   12078.10          11383.60        11094.70
                   11867.90          11185.50        11163.30
                   11330.30          10678.80        10698.70
                   11260.10          10612.60        10522.30
                   11462.80          10803.70        10926.60
                   11813.50          11134.20        11266.50
                   12000.20          11310.20        11122.20
                   12171.80          11471.90        10999.30
                   12833.90          12096.00        11615.60
                   12701.70          11971.40        11340.70
                   13021.80          12273.10        11417.00
                   12616.80          11891.40        11075.70
                   12437.70          11722.50        11171.10
                   12929.00          12185.50        11590.90
                   13435.80          12663.20        11864.50
                   13841.50          13045.70        12003.10
                   14090.70          13280.50        12256.10
                   14543.00          13706.80        12888.10
                   14972.00          14111.10        12787.20
                   15166.70          14294.60        12781.20
                   14682.80          13838.60        12285.00
                   14894.30          14037.80        12406.90
                   14988.10          14126.30        12476.10
                   15136.50          14266.10        12396.70
                   15551.20          14657.00        12610.60
                   15601.00          14703.90        12291.70
                   15975.40          15056.80        12114.80
                   16175.10          15245.00        12358.00
                   15935.70          15019.40        12204.40
                   15704.70          14801.60        12038.70
                   16389.40          15447.00        12748.60
                   16882.70          15911.90        13072.30
                   16994.10          16017.00        12946.10
                   16093.40          15168.10        12379.50
                   16769.30          15805.10        12577.50
                   15860.50          14948.50        11967.70
                   15692.30          14790.00        11413.20
                   15631.10          14732.30        11175.80
                   15851.50          14940.10        11526.60
                   17126.00          16141.20        12398.20
                   18468.70          17406.70        12997.70
                   18851.00          17767.00        13102.80
                   19173.30          18070.90        13214.10
                   18837.80          17754.60        12748.40
                   18958.40          17868.20        12667.90
                   16541.20          15590.00        11003.10
                   15813.30          14904.10        10759.20
                   16341.50          15401.90        11500.60
                   17268.10          16275.20        11896.80
                   18040.00          17002.70        12148.90
                   18456.70          17395.40        12064.20
                   17903.00          16873.60        11838.20
                   18250.30          17200.90        12351.10
                   19341.70          18229.50        13104.40
                   19463.50          18344.40        12782.30
                   21075.10          19863.30        13279.60
                   21825.40          20570.40        13708.00
                   22454.00          21162.80        13949.20
                   22828.90          21516.30        13885.80
                   23815.20          22445.80        13759.20
                   27382.70          25808.20        14254.00
                   32333.40          30474.30        15224.30
                   32213.80          30361.50        14934.10
                   37393.80          35243.60        15508.70
                   36242.10          34158.10        15577.50
                   32023.50          30182.10        14554.70
                   29644.10          27939.60        14250.30
                   31102.60          29314.20        15115.90
                   30713.80          28947.80        14615.00
                   31404.90          29599.10        15033.50
                   29803.30          28089.60        14261.60
                   27585.90          25999.70        13398.70
                   25329.40          23872.90        12808.20
                   25848.60          24362.30        13308.80
                   27009.20          25456.20        13556.60
                   25056.50          23615.70        13029.90
                   22638.50          21336.80        12020.70
                   23505.60          22154.00        12807.50
                   23343.40          22001.10        12781.80
                   22190.20          20914.30        12348.20
                   21295.90          20071.40        11986.10
                   20855.10          19655.90        11953.10
                   18004.20          16969.00        10396.90
                   18854.00          17769.90        10819.30
                   19904.20          18759.70        11264.10
                   20268.40          19103.00        11356.90
                   19771.90          18635.00        11151.20
                   19704.60          18571.60        11337.90
                   20721.40          19529.90        12076.60
                   21394.80          20164.60        12328.00
                   21296.40          20071.90        12722.50
                   20423.30          19248.90        12226.30
                   18258.40          17208.60        11181.40
                   17960.80          16928.10        11114.30
                   16347.90          15407.90        10088.40
                   16424.80          15480.30        10316.40
                   16922.40          15949.40        10702.00
                   16934.30          15960.50        10574.60
                   16514.30          15564.70        10396.90
                   16061.80          15138.20        10211.30
                   15819.30          14909.70        10111.90
                   17255.70          16263.50        11065.20
                   18670.60          17597.10        12008.40
6/30/2003          19190.80          18087.30        12456.60


--------------------------------------------------------------------------------
LIBERTY ACORN INTERNATIONAL TOP 10 HOLDINGS (AS A % OF NET ASSETS, AS OF
 JUNE 30, 2003)
--------------------------------------------------------------------------------

1. Rhoen-Klinikum (Germany)                           1.8%
   HOSPITAL MANAGEMENT
2. Neopost (France)                                   1.6%
   POSTAGE METER MACHINES
3. Anglo Irish Bank (Ireland)                         1.5%
   CORPORATE LENDING: PRIVATE BANKING
4. Kerry Group (Ireland)                              1.5%
   FOOD INGREDIENTS
5. Hunter Douglas (Netherlands)                       1.3%
   DECORATIVE WINDOW COVERINGS
6. Housing Development Finance (India)                1.3%
   MORTGAGE LOAN PROVIDER IN INDIA
7. Perbio Science (Sweden)                            1.2%
   CONSUMABLES TO BIOTECH/PHARMACEUTICAL INDUSTRIES
8. Corus Entertainment(Canada)                        1.2%
   CATV PROGRAMMING
9. Talisman Energy (Canada)                           1.2%
   OIL & GAS PRODUCER
10.Synthes-Stratec (Switzerland)                      1.1%
   PRODUCTS FOR ORTHOPEDIC SURGERY

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings.
--------------------------------------------------------------------------------

Liberty Acorn USA
   >  In a Nutshell

Photo of Robert A. Mohn

     Liberty Acorn USA was up 23.06% (Class A shares, without sales charge) for the second quarter, performing in line with the 23.42% gain of the Russell 2000. Year-to-date, the Fund is up 19.68%, outperforming a 17.88% gain for the benchmark.

     Western Wireless was 2003's top performer through June 30. Up over 117% year-to-date, this rural cellular service provider is adding new subscribers at a fast pace and is operating with positive free cash flow, a rarity in the cellular business. Technology winners included software companies Micros Systems and Kronos, and Integrated Circuit Systems, a manufacturer of silicon timing devices used in computers. In our current economic environment, 10% revenue growth for a technology stock is considered to be very strong and Kronos and Integrated Circuit Systems are both growing at better than a 10% rate.

     Fund returns were also boosted by the strong performance of companies perceived to benefit from economic growth. Auto lender AmeriCredit and loan provider World Acceptance were among the top contributors to the Fund. After several quarters of dismal performance, AmeriCredit came back strong with a 161% rebound in Liberty Acorn USA for the quarter. Year-to-date, the stock moved into positive territory as well, up 11%. World Acceptance saw an 81% quarterly increase and is up nearly 114% so far in 2003.

     After a rough first quarter, biotechnology stocks rebounded in the second quarter. Nektar Therapeutics was up 46% for the three months on positive news related to its development of inhaled insulin. Techne supplies reagents used in the biotech industry so it benefited by association during the quarter's biotech uptick.

     Women's fashion retailer Christopher & Banks also provided strong year-to-date and second quarter returns. Up 78% for the six months and 109% this last quarter, the market responded favorably to continued strong sales within this growing franchise.

     Despite mixed signals on the economy, the perception that a recovery is imminent fueled the quarter's rally in more speculative names. We are pleased that the Fund matched the benchmark rise without having a portfolio loaded with fundamentally questionable stocks. The Fund's stocks have real earnings or fill a niche that we believe is primed for future success. The majority of the companies in Liberty Acorn USA's portfolio have been generating real value even during the downturn of the last three years.


/s/ Robert A. Mohn

Robert A. Mohn
LEAD PORTFOLIO MANAGER

Zebra Technologies Earns
---------------------------
                Its Stripes

Zebra Technologies is the leading provider of bar code printers, which are used in a variety of industries to produce labels for inventory tracking. We liked Zebra's stock due to the company's respectable financial performance during the tech meltdown and solid growth prospects. Although bar coding was already widely used, Zebra's increased investment in R&D and marketing began to create opportunities in under-served market segments. One example is healthcare, where bar coding is being implemented to reduce costs and errors in ordering and administering drugs. Zebra is also a leader in plastic card printers, a business that should benefit as organizations spend more on personal identification and security. Finally, we believe Zebra is well-positioned in radio-frequency identification (RFID). Zebra's stock appreciated 31% year-to-date.

Small-cap stocks are often more volatile and less liquid than the stocks of larger companies. Small companies may have a shorter history of operations than larger companies and may have a less diversified product line, making them more susceptible to market pressure.

As of 6/30/03, the fund's positions in the holdings mentioned were: Western Wireless, 2.5%; Micros Systems, 4.1%; Kronos, 2.6%; Integrated Circuit Systems, 1.3%; Americredit, 1.9%; World Acceptance, 2.1%; Nektar Therapeutics, 1.6%; Techne, 1.6%; Christopher & Banks, 1.8%; Zebra Technologies, 2.3%.

Liberty Acorn USA
   >  At a Glance                                          Ticker Symbol: LAUAX

PRETAX AND AFTER-TAX AVERAGE ANNUAL TOTAL RETURNS (BASED ON CLASS A
 SHARE RETURNS)
--------------------------------------------------------------------------------
   > Through June 30, 2003

                               YEAR TO                           LIFE OF
                                DATE*     1 YEAR     5 YEARS      FUND
--------------------------------------------------------------------------------
Returns before           NAV    19.68%     1.80%       3.66%       11.47%
taxes                    POP    12.79     -4.05        2.44        10.51
--------------------------------------------------------------------------------
Returns after taxes      NAV    19.68      1.80        2.83        10.67
on distributions         POP    12.79     -4.05        1.62         9.71
--------------------------------------------------------------------------------
Returns after taxes      NAV    12.08      1.10        2.78         9.44
on distributions and     POP     7.86     -2.49        1.79         8.60
sale of fund shares
--------------------------------------------------------------------------------
Russell 2000 (pretax)           17.88     -1.64        0.97         5.79
--------------------------------------------------------------------------------

Past performance, before and after taxes, cannot predict future investment results. After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Indexes do not reflect any deduction for fees, expenses or taxes.

Investment returns and principal value may fluctuate, resulting in a gain or loss on sale. Public offering price (POP) returns include the maximum sales charge of 5.75% for Class A shares. Net asset value (NAV) returns do not include sales charges or contingent deferred sales charges (CDSC).

*Year to date data not annualized

LIBERTY ACORN USA PORTFOLIO DIVERSIFICATION
--------------------------------------------------------------------------------
     >as a % of net assets, as of June 30, 2003

(Pie chart)

Information                            39.1%
Software/Services                      22.4%
Computer Related Hardware               6.9%
Media                                   3.6%
Telecommunication                       6.2%
Health Care                            17.2%
Consumer Goods/Services                13.8%
Other                                   8.2%
Finance                                11.2%
Energy/Minerals                         5.5%
Industrial Goods/Services                 5%

*Other includes cash and other assets less liabilities of 7.4%.

THE VALUE OF A $10,000 INVESTMENT IN LIBERTY ACORN USA
--------------------------------------------------------------------------------
    >September 4, 1996 through June 30, 2003

Illustration is based on a hypothetical $10,000 investment in Class A shares of the Fund, which includes the 5.75% maximum initial sales charge. The Fund commenced operations on 9/4/1996, but until 10/16/2000, offered only the shares that are now designated Class Z shares. The historical performance of Class A, B and C shares (newer class shares) for the period prior to 10/16/2000 is based on the performance of Class Z shares. The Class A, B and C share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between the Class A, B, and C and Class Z. Had the expense differential been reflected, the returns for periods prior to the inception of the newer class shares would have been lower. Performance may reflect any voluntary waiver or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.
The Russell 2000 is a market-weighted index of 2,000 smaller U.S. companies formed by taking the largest 3,000 U.S. companies and eliminating the largest 1,000. The index is unmanaged and returns for both the index and the Fund include reinvested dividends and capital gains. It is not possible to invest directly in an index. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. PERFORMANCE CHANGES OVER TIME. VISIT LIBERTYFUNDS.COM FOR DAILY UPDATES.
TOTAL NET ASSETS: $424.9 MILLION

(Mountain Chart)

               CLASS A      CLASS B     CLASS C      CLASS Z
Without        $20,976      $20,631     $20,631      $21,298
sales charge
With           $19,770      $20,631     $20,631        N/A
sales charge


                    LIBERTY ACORN      LIBERTY ACORN
                      USA - A            USA - A
                      AT NAV        WITH SALES CHARGE   RUSSELL 2000
   9/4/1996           10000.00             9425.00      10000.00
  9/30/1996           10720.00            10103.60      10360.00
                      10810.00            10188.50      10200.00
                      11259.80            10612.30      10621.00
 12/31/1996           11649.30            10979.50      10899.00
                      12209.70            11507.60      11117.00
                      11919.10            11233.70      10847.00
  3/31/1997           11479.30            10819.20      10335.00
                      11419.60            10762.90      10364.00
                      12509.00            11789.70      11517.00
  6/30/1997           13318.30            12552.50      12011.00
                      13998.90            13194.00      12570.00
                      14348.90            13523.80      12857.00
  9/30/1997           15338.90            14457.00      13798.00
                      15139.50            14269.00      13192.00
                      15169.80            14297.50      13107.00
 12/31/1997           15412.50            14526.30      13336.00
                      15076.50            14209.60      13126.00
                      16320.30            15381.90      14096.00
  3/31/1998           17400.80            16400.20      14678.00
                      17992.40            16957.80      14759.00
                      17227.70            16237.10      13964.00
  6/30/1998           17525.80            16518.00      13993.00
                      16593.40            15639.30      12861.00
                      13936.80            13135.40      10363.00
  9/30/1998           14152.80            13339.00      11174.00
                      14655.20            13812.50      11630.00
                      15404.10            14518.40      12239.00
 12/31/1998           16306.80            15369.10      12997.00
                      15778.40            14871.20      13169.00
                      14896.40            14039.90      12103.00
  3/31/1999           15017.10            14153.60      12292.00
                      16096.80            15171.20      13393.00
                      16735.90            15773.50      13589.00
  6/30/1999           17651.30            16636.40      14203.00
                      18048.50            17010.70      13814.00
                      16823.00            15855.70      13302.00
  9/30/1999           16866.70            15896.90      13305.00
                      17860.20            16833.20      13359.00
                      18810.30            17728.70      14157.00
 12/31/1999           20059.30            18905.90      15759.00
                      19054.40            17958.70      15506.00
                      19868.00            18725.60      18067.00
  3/31/2000           19820.30            18680.60      16876.00
                      17568.70            16558.50      15860.00
                      16526.90            15576.60      14936.00
  6/30/2000           16834.30            15866.30      16238.00
                      16748.40            15785.40      15715.00
                      17765.10            16743.60      16915.00
  9/30/2000           17642.50            16628.00      16417.00
                      17642.50            16628.00      15685.00
                      16613.90            15658.60      14075.00
 12/31/2000           18230.50            17182.20      15283.00
                      19382.60            18268.10      16079.00
                      19320.60            18209.70      15024.00
  3/31/2001           18866.60            17781.70      14289.00
                      21145.70            19929.80      15407.00
                      22321.30            21037.90      15786.00
  6/30/2001           22933.00            21614.30      16331.00
                      23164.60            21832.60      15447.00
                      22516.00            21221.30      14948.00
  9/30/2001           19257.90            18150.60      12936.00
                      19306.10            18196.00      13693.00
                      20433.50            19258.60      14753.00
 12/31/2001           21628.90            20385.20      15663.00
                      21875.50            20617.60      15500.00
                      21120.80            19906.30      15075.00
  3/31/2002           22911.80            21594.40      16287.00
                      23246.30            21909.60      16436.00
                      21923.60            20663.00      15706.00
  6/30/2002           20601.60            19417.00      14927.00
                      17783.30            16760.80      12672.00
                      17511.20            16504.30      12640.00
  9/30/2002           16201.40            15269.80      11732.00
                      16967.70            15992.10      12109.00
                      18438.80            17378.60      13189.00
 12/31/2002           17524.20            16516.60      12455.00
                      17252.60            16260.60      12110.00
                      17005.90            16028.10      11744.00
  3/31/2003           17043.30            16063.30      11895.00
                      18711.80            17635.90      13023.00
                      20652.30            19464.80      14421.00
  6/30/2003           20976.10            19770.00      14682.00


LIBERTY ACORN USA TOP 10 HOLDINGS (AS A % OF NET ASSETS, AS OF JUNE 30, 2003)
--------------------------------------------------------------------------------
1. First Health Group                                 4.2%
PPO NETWORK
2. Micros Systems                                     4.1%
INFORMATION SYSTEMS FOR RESTAURANTS & HOTELS
3. ITT Educational Services                           3.0%
POST-SECONDARY DEGREE PROGRAMS
4. Kronos                                             2.6%
LABOR MANAGEMENT SOLUTIONS
5. JDA Software                                       2.6%
APPLICATIONS/SOFTWARE & SERVICES FOR RETAILERS
6. Edwards Lifesciences                               2.5%
HEART VALVES
7. Western Wireless                                   2.5%
PHONE SERVICES
8. HCC Insurance Holdings                             2.4%
AVIATION INSURANCE
9. Commonwealth Telephone                             2.4%
RURAL PHONE FRANCHISES & CLEC
10.Zebra Technologies                                 2.3%
BAR CODE PRINTERS

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings.

Liberty Acorn Foreign Forty
    >  In a Nutshell


Photo of Todd M. Narter

Photo of Christopher J. Olson

     Liberty Acorn Foreign Forty rose 19.55% (Class A shares, without sales charge) for the quarter, performing better than the MSCI EAFE and slightly less than its Citigroup benchmark. The MSCI EAFE Index rose 19.27% and the Citigroup World ex-US Cap Range $2-10B Index rose 19.97% over the three months. The markets have rebounded strongly for the quarter and year so far and the Fund has performed roughly in-line. Year-to-date, the Fund is up 9.86%, vs. 9.47% for the MSCI EAFE Index and 12.81% for the benchmark.

     Germany was one of the best-performing developed markets in the second quarter, up 27%. The Fund was not only overweighted in Germany, but our German stocks performed better than the strong German market. Rhoen-Klinikum, a hospital management company that is one of the Fund's largest holdings, rebounded nicely from a weak first quarter that saw the share price slide 7%. In the second quarter, the shares increased 32%. Deutsche Boerse, the German stock exchange, benefited from the strong stock market and finished the quarter up 37%.

     On the downside, the Fund's weakest performing holdings for the quarter were based in Japan. Orix, a financial services firm that provides loans, insurance and banking services throughout the world, was our worst performer, down 13%. Oriental Land, a Disney theme park operator in Tokyo, continued to suffer from the impact of bad weather and light foot traffic into the park. The shares were off 6% in the second quarter. We opted to sell both of these stocks in the quarter.

     Liberty Acorn Foreign Forty has been underweighted in Japan vs. the benchmark for quite some time. So far, we have been right to be underweight, as Japan has been in a bear market for the last 10 years. We have not seen a positive change in the Japanese economic outlook, and better ideas have been found elsewhere.


 /s/  Todd M. Narter               /s/ Christopher J. Olson

 Todd M. Narter                   Christopher J. Olson
 CO-PORTFOLIO MANAGER             CO-PORTFOLIO MANAGER

What's A Franking Machine?
--------------------------

A franking machine is an electronic postage meter. Perhaps you've seen one in the mailroom of your firm. They're great to have around because mail can be sent out faster and more efficiently. The machines are also more secure, eliminating the need to keep large amounts of stamps or petty cash around; and they help save money because the postage paid is the exact amount necessary, not the fixed rate of postage stamps.

     Neopost is the world's second largest supplier of franking machines. With high barriers to entry, a consolidating industry and huge recurring revenues (60% of sales) we believe Neopost is a good business. For the quarter, the stock was up 52% in Liberty Acorn Foreign Forty.


Mid-cap stocks tend to be more volatile and may be less liquid than the stocks of larger companies. Investments in foreign securities have special risks, including political or economic instability, higher costs, different regulations, accounting standards, trading practices and levels of information, and currency exchange rate fluctuations.

As of 6/30/03, the Fund's positions in the holdings mentioned were:
Rhoen-klinikum, 3.6%; Deutsche Boerse, 2.7%; Orix, 0.0%; Oriental Land, 0.0%; Neopost, 3.2%.

Liberty Acorn Foreign Forty
   >  At a Glance                                          Ticker Symbol: LAFAX

PRETAX AND AFTER-TAX AVERAGE ANNUAL TOTAL RETURNS (BASED ON CLASS A
 SHARE RETURNS)
--------------------------------------------------------------------------------
   >Through June 30, 2003

                                    YEAR TO                           LIFE OF
                                     DATE*    1 YEAR    3 YEARS        FUND
--------------------------------------------------------------------------------
Returns before             NAV       9.86%    -4.74%    -16.82%        2.94%
taxes                      POP       3.55    -10.22     -18.44         1.62
--------------------------------------------------------------------------------
Returns after taxes        NAV       9.86     -4.74     -16.86         2.83
on distributions           POP       3.55    -10.22     -18.48         1.51
--------------------------------------------------------------------------------
Returns after taxes        NAV       6.06     -2.91     -12.91         2.35
on distributions and       POP       2.18     -6.27     -14.09         1.28
sale of fund shares
--------------------------------------------------------------------------------
Citigroup World                     12.81     -3.02      -6.26         0.83
ex-US Cap Range
$2-10B (pretax)
--------------------------------------------------------------------------------

Past performance, before and after taxes, cannot predict future investment results. After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Indexes do not reflect any deduction for fees, expenses or taxes.

Investment returns and principal value may fluctuate, resulting in a gain or loss on sale. Public offering price (POP) returns include the maximum sales charge of 5.75% for Class A shares. Net asset value (NAV) returns do not include sales charges or contingent deferred sales charges (CDSC).

*Year to date data not annualized

(Pie Chart)

Liberty Acorn Foreign Forty Portfolio Diversification
--------------------------------------------------------------------------------
   >as a % of net assets, as of June 30, 2003

Information Technology                 28.1%
Consumer Goods/Services                16.6%
Industrial Goods/Services              14.9%
Other*                                  8.6%
Health Care                            13.5%
Finance                                11.6%
Energy/Minerals                         6.7%


*Other includes cash and other assets less liabilities of 4.7%.

THE VALUE OF A $10,000 INVESTMENT IN LIBERTY ACORN FOREIGN FORTY
--------------------------------------------------------------------------------
    >November 23, 1998 through June 30, 2003

Illustration is based on a hypothetical $10,000 investment in Class A shares of the Fund, which includes the 5.75% maximum initial sales charge. The Fund commenced operations on 11/23/1998, but until 10/16/2000, offered only the shares that are now designated Class Z shares. The historical performance of Class A, B and C shares (newer class shares) for the period prior to 10/16/2000 is based on the performance of Class Z shares. The Class A, B and C share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A, B and C and Class Z. Had the expense differential been reflected, the returns for periods prior to the inception of the newer class shares would have been lower. Performance may reflect any voluntary waiver or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Citigroup World ex-US Cap Range $2-$10B is a subset of Citigroup's Broad Market Index, representing a mid-cap developed market index excluding the U.S. The index is unmanaged and returns for the index and Fund include reinvested dividends and capital gains. It is not possible to invest directly in an index. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. PERFORMANCE CHANGES OVER TIME. VISIT LIBERTYFUNDS.COM FOR DAILY UPDATES.

TOTAL NET ASSETS: $33.6 MILLION

                CLASS A     CLASS B      CLASS C     CLASS Z

Without         $11,427     $11,214      $11,234     $11,527
sales charge
With            $10,770     $11,014      $11,234       N/A
sales charge

(Mountain Chart)
                    LIBERTY ACORN        LIBERTY ACORN      CITIGROUP WORLD
                       FOREIGN              FOREIGN              EX-US
                      FORTY - A            FORTY - A           CAP RANGE
                       AT NAV         WITH SALES CHARGE         $2-10B
11/23/1998            10000.00              9425.00            10000.00
                      10140.00              9556.95            10045.00
12/31/1998            10999.90             10367.40            10339.00
                      11789.70             11111.80            10310.00
                      11589.20             10922.90            10052.00
 3/31/1999            11978.60             11289.90            10449.00
                      12238.60             11534.90            11032.00
                      12168.80             11469.10            10567.00
 6/30/1999            13108.20             12354.50            10953.00
                      13509.40             12732.60            11362.00
                      13770.10             12978.30            11490.00
 9/30/1999            13620.00             12836.80            11530.00
                      14130.70             13318.20            11535.00
                      16996.50             16019.20            11864.00
12/31/1999            19972.50             18824.10            12772.00
                      19661.00             18530.50            12154.00
                      24240.00             22846.20            12311.00
 3/31/2000            23088.60             21761.00            12680.00
                      21255.40             20033.20            12172.00
                      18919.40             17831.50            11976.00
 6/30/2000            19848.30             18707.10            12611.00
                      19465.30             18346.00            12203.00
                      20263.30             19098.20            12586.00
 9/30/2000            19234.00             18128.00            12168.00
                      18487.70             17424.70            11791.00
                      16126.80             15199.50            11440.00
12/31/2000            17307.30             16312.10            11998.00
                      17862.90             16835.80            11939.00
                      15814.00             14904.70            11505.00
 3/31/2001            13694.90             12907.50            10607.00
                      14411.20             13582.50            11391.00
                      14370.80             13544.50            11293.00
 6/30/2001            13761.50             12970.20            10999.00
                      13040.40             12290.60            10723.00
                      12766.50             12032.50            10626.00
 9/30/2001            10612.80             10002.60             9392.00
                      11283.50             10634.80             9769.00
                      11903.00             11218.60            10118.00
12/31/2001            12258.90             11554.00            10140.00
                      11628.80             10960.20             9841.00
                      11486.90             10826.40             9991.00
 3/31/2002            11893.60             11209.70            10562.00
                      12258.70             11553.80            10756.00
                      12380.10             11668.20            11097.00
 6/30/2002            11993.80             11304.20            10712.00
                      10704.50             10089.00             9753.00
                      10897.20             10270.60             9730.00
 9/30/2002            10104.90              9523.90             8859.00
                      10084.70              9504.86             9017.00
                      10328.80              9734.87             9476.00
12/31/2002            10400.00              9802.04             9209.00
                       9892.52              9323.70             8978.00
                       9476.05              8931.18             8810.00
 3/31/2003             9557.54              9007.98             8660.00
                      10451.20              9850.23             9425.00
                      11355.20             10702.30            10101.00
 6/30/2003            11427.10             10770.00            10389.00

--------------------------------------------------------------------------------
LIBERTY ACORN FOREIGN FORTY TOP 10 HOLDINGS (AS A % OF NET ASSETS, AS OF
 JUNE 30, 2003)
--------------------------------------------------------------------------------
1. Anglo Irish Bank (Ireland)                    4.2%
CORPORATE LENDING: PRIVATE BANKING
2. Kerry Group (Ireland)                         4.1%
FOOD INGREDIENTS
3. Talisman Energy (Canada)                      4.0%
OIL & GAS PRODUCER
4. Synthes-Stratec (Switzerland)                 3.6%
PRODUCTS FOR ORTHOPEDIC SURGERY
5. Rhoen-Klinikum (Germany)                      3.6%
HOSPITAL MANAGEMENT
6. Corus Entertainment (Canada)                  3.2%
CATV PROGRAMMING
7. TVB (Hong Kong)                               3.2%
TELEVISION PROGRAMMING & BROADCASTING
8. Neopost (France)                              3.2%
POSTAGE METER MACHINES
9. Depfa Bank (Ireland)                          3.0%
INTERNATIONAL PUBLIC SECTOR FINANCE
10.Compass Group (United Kingdom)                3.0%
INTERNATIONAL CONCESSION & CONTRACT CATERER

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings.

Liberty Acorn Twenty
    >  In a Nutshell

Photo of John H. Park

     Liberty Acorn Twenty gained 14.26% (Class A shares, without sales charge) for the second quarter, trailing the 17.63% return for the S&P MidCap 400 and the S&P 500's 15.39% gain. While a 14.26% return may be a satisfactory absolute return, we were disappointed that the Fund lost ground against its benchmarks. Liberty Acorn Twenty's lagging relative performance was not due to any large losses. In fact, only three of the Fund's 24 stocks lost money during the quarter and the worst-performing stock was down only 6%. Rather, stocks with positive returns were not up sufficiently for the Fund to match or exceed its benchmark indexes. The year-to-date picture was brighter. The Fund was up 16.22% vs. a 12.41% return for the S&P MidCap 400 and an 11.76% gain for the S&P 500.

     The best performing stock for the quarter was Techne, a long-time Liberty Acorn Twenty holding, up 47% after reporting good earnings growth. Techne manufactures reagents for the life-sciences industry. Synopsys, which makes software for the design of semiconductor chips, gained 46%, boosted by strong earnings and a positive future outlook. We maintained the Fund's positions in both stocks.

     On the losing side, fashion retailer Abercrombie & Fitch fell 6% as some investors may have been disappointed with same-store sales trends. Our analyst, Susie Hultquist, likes the prospects for this stock so we added to the Fund's position on the dip. Expeditors International of Washington fell 4% during the quarter due, in part, to concerns of SARS impacting its freight forwarding and logistics business. It's been our experience that small losses in such a short time period are more of a random result than a reaction to any major fundamental changes.

     Looking forward, we continue to like the Fund's prospects given our stocks' reasonable valuations combined with what we believe are the exceptional business characteristics of our portfolio companies. We believe this approach will continue to provide above average returns with below average risk over a long-term investment horizon.

   /s/ John H. Park

   John H. Park
   LEAD PORTFOLIO MANAGER

JD Edwards Gets Noticed
-----------------------

A couple of years ago analyst Ben Andrews noticed that the enterprise resource planning (ERP) software world had fought a war that left only a few players standing. One of the survivors, JD Edwards, focused on manufacturing clients that had a large, loyal, installed customer base, but operating margins of zero percent. The catalyst? New management that reduced costs and focused on new lines of business (supply chain and CRM). Operating margins lifted to five percent, which attracted an even larger player in the ERP world, Peoplesoft, to see JD Edward's niche as valuable and offered to buy it. This offer increased JD Edward's stock price 30.5% in the quarter.

Liberty Acorn Twenty is a non-diversified fund. the performance of each of its holdings will have a greater impact on the fund's total return, and may make the fund's returns more volatile than a more diversified fund. Mid-cap stocks tend to be more volatile and may be less liquid than the stocks of larger companies.

As of 6/30/03, the fund's positions in the holdings mentioned were: Techne, 2.7%; Synopsys, 5.3%; Abercrombie & FITCH, 2.4%; Expeditors International of Washington, 4.1%; Peoplesoft, 0.0%; Jd Edwards, 2.0%.

Liberty Acorn Twenty
   >  At a Glance                                           Ticker Symbol: LTFAX

PRETAX AND AFTER-TAX AVERAGE ANNUAL TOTAL RETURNS (BASED ON CLASS A
 SHARE RETURNS)
--------------------------------------------------------------------------------
   >Through June 30, 2003

                                   YEAR TO                         LIFE OF
                                    DATE*     1 YEAR   3 YEARS       FUND
--------------------------------------------------------------------------------
Returns before             NAV      16.22%    12.59%     7.43%      13.28%
taxes                      POP       9.54      6.11      5.33       11.84
--------------------------------------------------------------------------------
Returns after taxes        NAV      16.22     12.59      7.32       12.69
on distributions           POP       9.54      6.11      5.22       11.25
--------------------------------------------------------------------------------
Returns after taxes        NAV       9.96      7.73      6.02       10.83
on distributions and       POP       5.86      3.75      4.30        9.60
sale of fund shares
--------------------------------------------------------------------------------
S&P MidCap                          12.41     -0.71      0.99        8.09
400 (pretax)
--------------------------------------------------------------------------------


Past performance, before and after taxes, cannot predict future investment results. After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Indexes do not reflect any deduction for fees, expenses or taxes.

Investment returns and principal value may fluctuate, resulting in a gain or loss on sale. Public offering price (POP) returns include the maximum sales charge of 5.75% for Class A shares. Net asset value (NAV) returns do not include sales charges or contingent deferred sales charges (CDSC).

*Year to date data not annualized

LIBERTY ACORN TWENTY PORTFOLIO DIVERSIFICATION
--------------------------------------------------------------------------------
     >as a % of net assets, as of June 30, 2003

(Pie Chart)

  Consumer Goods/Services                27.3%
  Information                            25.9%
  Health Care                            22.1%
  Finance                                12.7%
  Industrial Good/Services                4.1%
  Other*                                  7.9%


*Cash and other assets less liabilities.

THE VALUE OF A $10,000 INVESTMENT IN LIBERTY ACORN TWENTY
--------------------------------------------------------------------------------
    >November 23, 1998 through June 30, 2003


Illustration is based on a hypothetical $10,000 investment in Class A shares of the Fund, which includes the 5.75% maximum initial sales charge. The Fund commenced operations on 11/23/1998, but until 10/16/2000, offered only the shares that are now designated Class Z shares. The historical performance of Class A, B and C shares (newer class shares) for the period prior to 10/16/2000 is based on the performance of Class Z shares. The Class A, B and C share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A, B and C and Class Z. Had the expense differential been reflected, the returns for periods prior to the inception of the newer class shares would have been lower. Performance may reflect any voluntary waiver or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

The S&P MidCap 400 is a broad, market-weighted index of 400 stocks that are in the next size/tier down from the S&P 500. The index is unmanaged and returns for the index and the Fund include reinvested dividends and capital gains. It is not possible to invest directly in an index. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. PERFORMANCE CHANGES OVER TIME. VISIT LIBERTYFUNDS.COM FOR DAILY UPDATES.

TOTAL NET ASSETS: $388.7 MILLION


                  CLASS A        CLASS B         CLASS C       CLASS Z
Without
sales charge     $17,755         $17,449         $17,449       $17,942
With
sales charge     $16735          $17,249         $17,449          N/A

(Mountain Chart)

                                 LIBERTY ACORN
                LIBERTY ACORN     TWENTY - A
                 TWENTY - A       WITH SALES     S & P
                   at NAV           charge     MidCap 400
11/23/1998        10000.00         9425.00      10000.00
                  10030.00         9453.28       9911.00
12/31/1998        10710.00        10094.20      11109.00
                  11000.30        10367.80      10676.00
                  10709.90        10094.00      10117.00
 3/31/1999        11479.90        10819.80      10400.00
                  12709.40        11978.60      11220.00
                  12729.70        11997.80      11269.00
 6/30/1999        13040.30        12290.50      11872.00
                  13190.30        12431.90      11620.00
                  12059.90        11366.50      11222.00
 9/30/1999        12109.30        11413.10      10875.00
                  12969.10        12223.40      11429.00
                  13249.20        12487.40      12029.00
12/31/1999        13846.80        13050.60      12744.00
                  13472.90        12698.20      12385.00
                  13553.80        12774.40      13252.00
 3/31/2000        14170.50        13355.70      14361.00
                  13463.30        12689.20      13860.00
                  13099.80        12346.60      13687.00
 6/30/2000        14319.40        13496.10      13888.00
                  13931.40        13130.30      14107.00
                  15431.80        14544.50      15682.00
 9/30/2000        15799.10        14890.60      15575.00
                  15928.60        15012.70      15047.00
                  14382.00        13555.00      13911.00
12/31/2000        15454.80        14566.20      14975.00
                  15903.00        14988.60      15309.00
                  14972.70        14111.80      14435.00
 3/31/2001        14381.30        13554.40      13362.00
                  15421.00        14534.30      14836.00
                  16263.00        15327.90      15181.00
 6/30/2001        15989.80        15070.40      15120.00
                  15836.30        14925.70      14895.00
                  15092.00        14224.20      14408.00
 9/30/2001        14162.30        13348.00      12615.00
                  14458.30        13627.00      13174.00
                  15957.70        15040.10      14153.00
12/31/2001        16637.50        15680.80      14885.00
                  16308.00        15370.30      14807.00
                  15957.40        15039.90      14826.00
 3/31/2002        16506.30        15557.20      15885.00
                  15606.80        14709.40      15811.00
                  16045.30        15122.70      15544.00
 6/30/2002        15770.90        14864.10      14407.00
                  14772.60        13923.20      13011.00
                  15124.20        14254.60      13077.00
 9/30/2002        14422.50        13593.20      12023.00
                  15212.80        14338.10      12544.00
                  15968.90        15050.70      13270.00
12/31/2002        15277.40        14399.00      12725.00
                  15211.70        14337.10      12353.00
                  15233.00        14357.10      12058.00
 3/31/2003        15540.70        14647.20      12160.00
                  16429.70        15485.00      13043.00
                  17307.00        16311.90      14124.00
 6/30/2003        17755.50        16734.50      14304.00



LIBERTY ACORN TWENTY TOP 10 HOLDINGS (AS A % OF NET ASSETS, AS OF JUNE 30, 2003)
--------------------------------------------------------------------------------
1. First Health Group                                       9.4%
PPO NETWORK
2. Guidant                                                  6.9%
STENTS, DEFIBRILLATORS & OTHER CARDIAC MEDICAL DEVICES
3. Interpublic Group                                        6.2%
ADVERTISING
4. Synopsys                                                 5.3%
SOFTWARE FOR DESIGNING SEMICONDUCTOR CHIPS
5. Electronic Arts                                          4.6%
ENTERTAINMENT SOFTWARE
6. Expeditors International                                 4.1%
of Washington INTERNATIONAL FREIGHT FORWARDER
7. Harley-Davidson                                          4.1%
MOTORCYCLES & RELATED MERCHANDISE
8. Herman Miller                                            4.1%
OFFICE FURNITURE
9. TCF Financial                                            4.0%
GREAT LAKES BANK
10.Associated Banc-Corp                                     3.9%
MIDWEST BANK

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings.

Columbia Thermostat Fund
     >  In a Nutshell


Photo of Ralph Wanger

Photo of Charles P. McQuaid

Photo of Harvey Hirschhorn


     Columbia Thermostat Fund finished the second quarter up 11.27% (Class A shares, without sales charge). The S&P 500 was very strong with a 15.39% quarterly gain and the Lehman U.S. Credit Intermediate Bond Index returned 4.02%.

     With the rally in equities, this was a quarter in which flexible portfolios run by Wall Street experts had a real opportunity to excel, but, comparing Thermostat's return to the Lipper Flexible Portfolio Funds Index, our "automatic" system produced very competitive results. The three-month gain for this Lipper index was 12.05%. The Fund's return was in line with the Lipper Flexible Portfolio Funds Index for the half year too. Year-to-date Thermostat is up 8.91% vs. a 9.73% return for the Lipper index.

     During the quarter we hit three reallocation triggers. The Fund's bond exposure at quarter end was 40%, up from 25% at the end of the first quarter. In keeping with our simple investment strategy, as the S&P 500 climbed, all three times we sold 5% of our stock funds and invested the proceeds in bonds.

     We are also pleased to report that assets are growing at a healthy rate in Columbia Thermostat Fund. At quarter end, the total assets were $46.3 million. This was fast growth from the $9.7 million in assets we held at the end of the first quarter. With Thermostat's fund-of-funds structure, investing the cash inflows is an easy process and, as assets grow, the expense ratio should decline, providing a boost to returns. Our thanks to you for the confidence you have shown in our system and in the fund with the funny name.


 /s/ Ralph Wanger                   /s/ Charles P. Mcquaid

 Ralph Wanger                       Charles P. McQuaid
 CO-PORTFOLIO MANAGER               CO-PORTFOLIO MANAGER


 /s/ Harvey Hirschhorn

 Harvey Hirschhorn
 CO-PORTFOLIO MANAGER

The value of an investment in the fund is based primarily on the performance of the underlying portfolio funds and the allocation of the fund's assets among them. An investment in the underlying funds may present certain risks, including stock market fluctuations that occur in response to economic and business developments; and a greater degree of social, political and economic volatility associated with international investing. Investing in small-and mid-cap stocks may present special risks including possible illiquidity and greater price volatility than stocks of larger, more established companies. Changes in interest rates and changes in the financial strength of issuers of lower-rated bonds may also affect underlying fund performance. The fund is also subject to the risk that the investment adviser's decisions regarding asset classes and portfolio funds will not anticipate market trends successfully, resulting in a failure to preserve capital or lower total return. In addition, the fund may buy and sell shares of the portfolio funds frequently. This may result in higher transaction costs and additional tax liability.

This is not an offer of the shares of any other mutual fund mentioned herein.

Columbia Thermostat Fund
   >  At a Glance                                          Ticker Symbol: CTFAX
PRETAX AND AFTER-TAX AVERAGE ANNUAL TOTAL RETURNS (BASED ON
  CLASS A SHARE RETURNS)
--------------------------------------------------------------------------------
   >through June 30, 2003

                                        YEAR        LIFE OF
                                      TO DATE*       FUND*
--------------------------------------------------------------------------------
Returns before taxes           NAV      8.91%       13.38%
                               POP       2.65         6.86
--------------------------------------------------------------------------------
Returns after taxes            NAV       8.89        17.89
on distributions               POP       2.63         9.07
--------------------------------------------------------------------------------
Returns after taxes
on distributions and           NAV       5.48        10.93
sale of fund shares            POP       1.63         5.57
--------------------------------------------------------------------------------
S&P 500 (pretax)                        11.76        20.65
--------------------------------------------------------------------------------
Lehman U.S. Govt.
Intermediate Bond                        2.63         4.03
Index (pretax)
--------------------------------------------------------------------------------
Lehman U.S. Credit
Intermediate Bond                        6.36         9.63
Index (pretax)
--------------------------------------------------------------------------------
Lipper Flexible Portfolio
Funds Index (pretax)                     9.73        16.09
--------------------------------------------------------------------------------

Past performance, before and after taxes, cannot predict future investment results. After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Indexes do not reflect any deduction for fees, expenses or taxes.

Investment returns and principal value may fluctuate, resulting in a gain or loss on sale. Public offering price (POP) returns include the maximum sales charge of 5.75% for Class A shares. Net asset value (NAV) returns do not include sales charges or contingent deferred sales charges (CDSC).

*Not annualized.


Portfolio Weightings
--------------------------------------------------------------------------------
   >as a % of assets in each investment category, as of June 30, 2003

(Pie Chart)
     Stock Mutual Funds

Liberty Acorn Fund            20%
Liberty Acorn Twenty          15%
Liberty Growth Stock          25%
Liberty Growth & Income       25%
Liberty Select Value          15%



     BOND MUTUAL FUNDS

Liberty Federal Securities    30%
Liberty Intermediate Bond     50%
Columbia High Yield           20%



THE VALUE OF A $10,000 INVESTMENT IN COLUMBIA THERMOSTAT FUND
--------------------------------------------------------------------------------
   >September 25, 2002 through June 30, 2003

Illustration is based on a hypothetical $10,000 investment in Class A shares of the Fund, which includes the 5.75% maximum initial sales charge. The Fund commenced operations on 9/25/2002, but until 3/3/2003, offered only Class Z shares. The historical performance of Class A, B, and D shares (newer class shares) for the period prior to 3/3/2003 is based on the performance of Class Z shares. The Class A, B and D share returns are not restated to reflect any expense differential (e.g. Rule 12b-1 fees) between Class A, B and D and Class
Z. Had the expense differential been reflected, the returns for periods prior to the inception of the newer class shares would have been lower. Performance may reflect any voluntary waiver or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

The S&P 500 is a broad, market-weighted average of U.S. blue-chip company stock performance. The Lehman U.S. Govt. Intermediate Bond Index is made up of 1 to 10 year treasury and agency bonds, excluding targeted investor notes and state and local government series bonds. The Lehman U.S. Credit Intermediate Bond Index is the intermediate component of the U.S. Credit Index. The U.S. Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. The indexes are unmanaged and returns for the indexes and the Fund include reinvested dividends and capital gains. It is not possible to invest directly in an index. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. PERFORMANCE CHANGES OVER TIME. VISIT LIBERTYFUNDS.COM FOR DAILY UPDATES.

TOTAL NET ASSETS: $46.3 MILLION


                CLASS A    CLASS B    CLASS D    CLASS Z
Without
sales charge    $11,338    $11,308    $11,308    $11,348
With
sales charge    $10,686    $10,808    $11,208      N/A

(Mountain Chart)

                         COLUMBIA              LEHMAN U.S.     LEHMAN U.S.
            FUND - A   THERMOSTAT                 GOVT.           CREDIT
           WITH SALES  FUND - A AT             INTERMEDIATE    INTERMEDIATE
             CHARGE        NAV        S&P 500     Bond            Bond

 9/25/2002   9425.00    10000.00    10000.00    10000.00        10000.00
 9/30/2002   9283.63     9850.00     9956.00    10039.00        10042.80
10/31/2002   9632.69    10220.40    10832.00    10032.00         9962.13
11/30/2002  10085.40    10700.70    11469.00     9953.00        10044.60
12/31/2002   9812.11    10410.70    10796.00    10137.00        10306.80
 1/31/2003   9670.82    10260.80    10513.00    10114.00        10335.10
 2/28/2003   9519.95    10100.70    10355.00    10228.00        10517.50
 3/31/2003   9604.68    10190.60    10456.00    10230.00        10539.30
            10094.50    10710.40    11317.00    10259.00        10683.90
            10546.80    11190.20    11913.00    10420.00        10956.80
 6/30/2003  10686.00    11338.00    12065.00    10403.00        10962.70


COLUMBIA THERMOSTAT FUND ASSET ALLOCATION
     >as a % of net assets, as of June 30, 2003


Columbia Thermostat Fund Asset Allocation
   >as a % of net assets, as of June 30, 2003


(Pie Chart)

Stock Mutual Funds                          58.1%
Bond Mutual Funds                           38.8%
Cash and Other Assets Less Liabilities       3.1%

LIBERTY ACORN FUND
>MAJOR PORTFOLIO CHANGES IN THE SECOND QUARTER (UNAUDITED)

                                                     NUMBER OF SHARES
                                               -----------------------------
                                               03/31/03            06/30/03

Additions
----------------------------------------------------------------------------
          INFORMATION

Actel                                            261,000             361,000
Actuate                                          800,000           4,534,000
Administaff                                            0             139,000
American Tower                                         0             600,000
Aspect Communications                          3,600,000           4,000,000
Avnet                                          1,610,000           1,695,000
Avocent                                          625,000             830,000
Cable Design Technologies                        406,000           1,125,000
Ciber                                          3,350,000           3,469,000
Concurrent Computer                            1,500,000           2,155,000
CTS                                                    0             630,000
Cumulus Media, Cl. A                           1,100,000           1,200,000
Deutsche Boerse (Germany)                        175,000             275,000
Dionex                                           756,000             836,000
Euronext (France)                                300,000             575,000
Hit Entertainment
  (United Kingdom)                             2,000,000           2,500,000
Hong Kong Exchanges &
  Clearing (Hong Kong)                         4,200,000           5,000,000
II VI                                            272,000             535,000
Indus International                            3,770,000           5,000,000
Insight Communications                         1,550,000           1,700,000
Integrated Circuit Systems                       960,000           1,005,000
Jabil Circuit                                  1,035,000           1,170,000
JDA Software                                   2,150,000           2,200,000
LittelFuse                                       605,000             685,000
MAPICS                                         1,900,000           2,200,000
Mediacom Communications                        2,100,000           2,500,000
Mettler Toledo                                   700,000             810,000
Moore-Wallace (Canada)                           900,000           1,000,000
MRO Software                                   1,992,000           2,035,000
Neopost (France)                                 331,900             431,900
New Horizons Worldwide                           600,000             800,000
Plantronics                                      637,000             830,000
Plexus                                         1,200,000           1,300,000
Radiant Systems                                  200,000           1,000,000
Rogers                                           169,000             380,000
Seachange International                        2,350,000           2,500,000
Skillsoft Publishing                           9,800,000           9,900,000
Supertex                                         365,000             565,000
Sybase                                           450,000           1,221,000
Systems & Computer Technology                  2,817,000           3,050,000
Tech Data                                              0             780,000
Telephone and Data Systems                       400,000             500,000
THQ                                            1,865,000           2,000,000
Trimble Navigation                               755,000             885,000
Unova                                            231,000             900,000
Varian                                           587,000             651,000
Venture (Singapore)                            1,450,000           1,750,000
Western Wireless                               2,300,000           2,750,000
Zebra Technologies                               294,000             329,000


                                                     NUMBER OF SHARES
                                               -----------------------------
                                               03/31/03            06/30/03

----------------------------------------------------------------------------
          HEALTH CARE

Aclara Biosciences                             1,792,000           1,982,000
Applera-Celera Genomics                                0             900,000
Diagnostic Products                              630,000             920,000
Edwards Lifesciences                           1,234,000           1,554,000
Essilor International (France)                   215,000             265,000
First Health Group                             3,716,000           4,296,000
Lincare Holdings                               2,166,000           2,491,000
Martek Biosciences                               435,000             519,000
Nektar Therapeutics                            1,968,000           2,055,000
Omega Pharma (Belgium)                                 0             281,000
OPG Groep (Netherlands)                          100,000             300,000
Perbio Science (Sweden)                          720,000           1,035,000
Rhoen-Klinikum (Germany)                         360,000             385,000
Sequenom                                               0           2,800,000
Smith & Nephew (United Kingdom)                1,000,000           2,000,000
Synthes-Stratec (Switzerland)                          0              20,000

----------------------------------------------------------------------------
          CONSUMER GOODS/SERVICES

Abercrombie & Fitch                              180,000             425,000
Action Performance                             1,026,000           1,276,000
Aeropostale                                      805,000           1,005,000
Alliance Gaming                                1,910,000           2,010,000
Ann Taylor                                       270,000             450,000
Argosy Gaming                                    475,000             875,000
Autogrill (Italy)                              1,067,000           1,217,000
Bally Total Fitness                            2,000,000           2,350,000
Billabong International (Australia)                    0           1,950,000
Cheesecake Factory                               158,000             243,000
Chico's Fas                                    1,850,000           2,095,000
Harley-Davidson                                1,620,000           1,745,000
Herman Miller                                  1,769,000           1,900,000
Hon Industries                                 1,010,000           1,275,000
Hunter Douglas (Netherlands)                     580,740             605,000
Hyundai Mobis (South Korea)                      275,000             575,000
International Speedway Motors                    605,000             805,000
Intrawest (Canada)                             1,935,000           2,024,500
Jurys Doyle Hotel (Ireland)                            0             620,000
Kerry Group (Ireland)                          1,300,000           1,600,000
LaQuinta                                       3,050,000           3,380,000
Lion Nathan (Australia)                        2,150,000           3,000,000
Michaels Stores                                1,450,000           1,600,000
Nautica Enterprises                              880,000             965,000
Nobia (Sweden)                                         0             550,000
Oxford Industries                                      0             265,000
Parmalat Finanziaria (Italy)                           0           3,500,000
Petco Animal Supplies                            450,000             815,000
Pinnacle Entertainment                         1,825,000           1,925,000
Polaris Industries                                     0             275,000

                                                     NUMBER OF SHARES
                                               -----------------------------
                                               03/31/03            06/30/03

Additions, continued
----------------------------------------------------------------------------
          CONSUMER GOODS/SERVICES (CONTINUED)

Scotts Company                                   570,000             795,000
SCP Pool                                         912,000           1,007,000
Sky City Entertainment
  (New Zealand)                                        0           1,500,000
Speedway Motors                                  308,000             363,000
The Warehouse Group (New Zealand)                      0           3,100,000
USS (Japan)                                      200,000             260,000
Weight Watchers                                  200,000             250,000

----------------------------------------------------------------------------
FINANCE
Anglo Irish Bank (Ireland)                     2,830,000           2,900,000
Bank of Bermuda                                  289,000             356,000
BOK Financial                                          0             297,000
Depfa Bank (Ireland)                                   0             125,000
Downey Financial                                 659,000             807,000
First Federal Capital                            550,000             700,000
Harleysville Group                                     0             700,000
Hawthorne Financial                              400,000             440,000
Housing Development Finance
  (India)                                      1,199,606           1,700,000
Intermediate Capital
  (United Kingdom)                                     0              90,000
Investment Technology Group                            0             200,000
Midwest Banc                                           0             170,000
Northbridge Financial (Canada)                         0             455,000
Ohio Casualty                                          0             800,000
Pacific Northwest Bancorp                        237,000             412,000
Philadelphia Consolidated Holding                821,000             870,000
Scottish Annuity & Life                          350,000             650,000
Selective Insurance Group                              0             308,000
West Coast Bancorp                                     0             249,000

----------------------------------------------------------------------------
          INDUSTRIAL GOODS/SERVICES

Ametek                                           925,000           1,025,000
Bacou Dalloz (France)                             50,000              65,000
Daito Trust Construction (Japan)                       0             380,000
Esco Technologies                                900,000             950,000
Florida Rock Industries                          325,000             425,000
G&K Services                                     600,000             725,000
Geberit International (Switzerland)                    0              32,000
Givaudan (Switzerland)                            27,000              37,000
Grafton Group (Ireland)                        1,560,000           2,900,000
Hughes Supply                                    475,000             600,000
Intermagnetics General                           290,000             363,000


                                                     NUMBER OF SHARES
                                               -----------------------------
                                               03/31/03            06/30/03

----------------------------------------------------------------------------
          INDUSTRIAL GOODS/SERVICES (CONTINUED)

McCarthy & Stone (United Kingdom)                      0             750,000
Mine Safety Appliances                           201,000             268,000
Munters (Sweden)                                       0             290,000
Schindler (Switzerland)                                0              31,000
Schulman                                         484,000             983,000
Sembcorp Logistics (Singapore)                10,000,000          11,000,000
Simpson                                          303,000             488,000
Sinotrans (China)                             20,000,000          40,000,000
Tenaris (Luxembourg)                              50,000             450,000
Tennant                                                0              51,000
UTI Worldwide                                    700,000             900,000
Worthington Industries                           800,000           1,050,000
Xstrata (United Kingdom)                       1,000,000           2,220,000

----------------------------------------------------------------------------
          ENERGY/MINERALS

Carbo Ceramics                                   600,000             650,000
Evergreen Resources                              680,000             730,000
FMC Technologies                               1,100,000           1,400,000
Key Energy Services                                    0           1,300,000
McMoRan Exploration                                    0             450,000
Talisman Energy (Canada)                         300,000             365,000
Tullow Oil (United Kingdom)                            0           3,000,000
Ultra Petroleum                                2,500,000           2,550,000

----------------------------------------------------------------------------
          OTHER INDUSTRIES

Comfort Group (Singapore)                              0          15,000,000
Crescent Real Estate Equities                    750,000           1,375,000
Federal Realty Investment Trust                  380,000             690,000
Glimcher Realty Trust                            525,000             975,000
Kobenhavns Lufthavne (Denmark)                         0             100,000
Mills                                            425,000             725,000
Red Electrica (Spain)                            600,000             829,800

LIBERTY ACORN FUND
>MAJOR PORTFOLIO CHANGES IN THE SECOND QUARTER (UNAUDITED), CONTINUED


                                                     NUMBER OF SHARES
                                               -----------------------------
                                               03/31/03            06/30/03

Sales
----------------------------------------------------------------------------
          INFORMATION

Avid Technology                                2,000,000           1,600,000
Concord EFS                                      293,000                   0
International Game Technology                  9,328,000           2,192,000
(INCLUDES THE EFFECT OF A 4 FOR 1 STOCK SPLIT)
Shuffle Master                                 1,327,000             827,000
Travelsky Technology
  (Hong Kong)                                  8,000,000                   0

----------------------------------------------------------------------------
          HEALTH CARE

Kensey Nash                                      550,000                   0

----------------------------------------------------------------------------
          CONSUMER GOODS/SERVICES

Carnival                                       1,400,000             400,000
Coach                                          1,774,000           1,420,000
Goodman Fielder (Australia)                    5,000,000                   0
Kuoni Reisen (Switzerland)                        20,000                   0
NH Hoteles (Spain)                               430,000                   0
Orkla (Norway)                                   665,000             440,000
Six Flags                                      3,025,000           2,765,000
Star Cruises (Singapore)                      26,800,000                   0
Station Casinos                                1,250,000             890,000
Waterford Wedgwood (Ireland)                   6,961,600                   0

----------------------------------------------------------------------------
          FINANCE

Affiliated Managers Group                        499,000             123,000

----------------------------------------------------------------------------
          INDUSTRIAL GOODS/SERVICES

Airnet Systems                                   556,000                   0
Applied Industrial Technologies                  575,000                   0
Hagemeyer (Netherlands)                        1,120,000                   0
Jenoptik (Germany)                               250,000                   0
Maruichi Steel Tube (Japan)                      625,000                   0
Serco Group (United Kingdom)                   3,160,000                   0
Technip - Coflexip (France)                      140,000                   0

----------------------------------------------------------------------------
          ENERGY/MINERALS

Westport Resources                               500,000             342,000
XTO Energy                                     6,400,000           6,300,000

----------------------------------------------------------------------------
          OTHER INDUSTRIES

BRE Properties                                   450,000                   0
First Industrial Realty Trust                    675,000                   0
LaSalle Hotel Properties                       1,099,000             574,000

LIBERTY ACORN FUND
>STATEMENT OF INVESTMENTS (UNAUDITED), JUNE 30, 2003


NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                                                           SECURITIES: 94.0%
----------------------------------------------------------------------------
INFORMATION: 26.8%
                 MEDIA

                 >TV BROADCASTING: 0.4%

     1,400,000   Gray Television                                  $   17,360
                 MID MARKET AFFILIATED TV STATIONS
     3,300,000   TVB (Hong Kong)                                      11,785
                 TELEVISION PROGRAMMING & BROADCASTING
       200,000   Young Broadcasting (b)                                4,226
                 TELEVISION STATIONS
----------------------------------------------------------------------------
                                                                      33,371
                 >RADIO BROADCASTING: 0.8%

     1,200,000   Cumulus Media, Cl. A (b)                             22,716
                 RADIO STATIONS IN SMALL CITIES
       935,000   Saga Communications (b)                              18,186
                 RADIO STATIONS IN SMALL & MID-SIZED CITIES
       850,000   Salem Communications (b)                             17,009
                 RADIO STATIONS FOR RELIGIOUS PROGRAMMING
----------------------------------------------------------------------------
                                                                      57,911
                 >TELEVISION PROGRAMMING/CATV: 1.5%

     2,605,000   Liberty Media (b)                                    30,114
                 CATV PROGRAMMING & MEDIA COMPANY HOLDINGS
     2,500,000   Mediacom Communications (b)                          24,675
                 CABLE TELEVISION FRANCHISES
     1,700,000   Insight Communications (b)                           22,406
                 CATV FRANCHISES IN MIDWEST
     1,000,000   Corus Entertainment (Canada) (b)                     16,780
                 TELEVISION PROGRAMMING & RADIO STATIONS
     2,500,000   Hit Entertainment (United Kingdom)                   10,216
                 TELEVISION SHOWS FOR CHILDREN
     1,500,000   United Global Com (b)                                 7,755
                 VIDEO, VOICE & DATA SERVICES OUTSIDE THE USA
----------------------------------------------------------------------------
                                                                     111,946

                 TELECOMMUNICATIONS
                 >TELECOMMUNICATIONS/WIRELINE
                 COMMUNICATIONS: 0.5%

       850,000   Commonwealth Telephone (b)                           37,374
                 RURAL PHONE FRANCHISES & CLEC
----------------------------------------------------------------------------

                 >TELECOMMUNICATIONS EQUIPMENT: 0.2%

       830,000   Plantronics (b)                                      17,986
                 COMMUNICATION HEADSETS
----------------------------------------------------------------------------

                 >MOBILE COMMUNICATIONS: 1.1%

     2,750,000   Western Wireless (b)                                 31,708
                 PHONE SERVICES
       500,000   Telephone & Data Systems                             24,850
                 CELLULAR & TELEPHONE SERVICES
     2,500,000   Crown Castle International (b)                       19,425
                 COMMUNICATION TOWERS IN USA & UK
       600,000   American Tower (b)                                    5,310
                 COMMUNICATION TOWERS
       533,000   COMARCO (b)(c)                                        3,784
                 WIRELESS NETWORK TESTING
----------------------------------------------------------------------------
                                                                      85,077


NUMBER OF SHARES OR
PRINCIPAL AMOUNT(000)                                            VALUE (000)
----------------------------------------------------------------------------

                 COMPUTER RELATED HARDWARE
                 >COMPUTER HARDWARE/RELATED SYSTEMS: 2.2%

       830,000   Avocent (b)                                      $   24,842
                 COMPUTER CONTROL SWITCHES
       329,000   Zebra Technologies (b)                               24,738
                 BAR CODE PRINTERS
     2,500,000   Seachange International (b)(c)                       23,850
                 SYSTEMS FOR VIDEO ON DEMAND & AD INSERTION
       431,900   Neopost (France) (b)                                 18,381
                 POSTAGE METER MACHINES
       585,000   Excel Technologies (b)                               13,356
                 LASER SYSTEMS & ELECTRO-OPTICAL COMPONENTS
       380,000   Rogers (b)                                           12,654
                 PCB LAMINATES & HIGH PERFORMANCE FOAMS
       535,000   II VI (b)                                            12,348
                 LASER COMPONENTS
       900,000   Unova (b)                                             9,990
                 BARCODE & WIRELESS LAN SYSTEMS
     1,125,000   Cable Design Technologies (b)                         8,044
                 NETWORKING & SPECIALTY CABLES
       630,000   CTS                                                   6,583
                 ELECTRONIC COMPONENTS, SENSORS & EMS
     2,155,000   Concurrent Computer (b)                               6,293
                 VIDEO ON DEMAND SERVICES & SOFTWARE
       230,000   Applied Films (b)                                     5,952
                 THIN-FILM GLASS COATING EQUIPMENT
    $    3,000   Tidel Technologies, 6% Note
                 Due 9/8/04 (b)                                          450
        63,158   Tidel Technologies (b)                                   --
                 ATM MACHINES
----------------------------------------------------------------------------
                                                                     167,481
                 >GAMING EQUIPMENT: 3.3%

     2,192,000   International Game Technology                       224,307
                 SLOT MACHINES & PROGRESSIVE JACKPOTS
       827,000   Shuffle Master (b)(c)                                24,306
                 CARD SHUFFLERS, CASINO GAMES & SLOT MACHINES
----------------------------------------------------------------------------
                                                                     248,613
                 >CONTRACT MANUFACTURING: 0.8%

     1,170,000   Jabil Circuit (b)                                    25,857
                 ELECTRONIC MANUFACTURING SERVICES
     1,750,000   Venture (Singapore)                                  16,002
                 ELECTRONIC MANUFACTURING SERVICES
     1,300,000   Plexus (b)                                           14,989
                 ELECTRONIC MANUFACTURING SERVICES
----------------------------------------------------------------------------
                                                                      56,848

                 >INSTRUMENTATION: 1.6%

       836,000   Dionex (b)                                           33,231
                 ION & LIQUID CHROMATOGRAPHY
       810,000   Mettler Toledo (b)                                   29,686
                 LABORATORY EQUIPMENT
       651,000   Varian (b)                                           22,570
                 ANALYTICAL INSTRUMENTS
       885,000   Trimble Navigation (b)                               20,293
                 GPS-BASED INSTRUMENTS
     2,300,000   Spectris (United Kingdom)                            15,701
                 ELECTRONIC INSTRUMENTATION & CONTROLS
----------------------------------------------------------------------------
                                                                     121,481

LIBERTY ACORN FUND
>STATEMENT OF INVESTMENTS (UNAUDITED), CONTINUED

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                 >SEMICONDUCTORS/RELATED EQUIPMENT: 1.3%

     1,005,000   Integrated Circuit Systems (b)                   $   31,587
                 SILICON TIMING DEVICES
       685,000   LittelFuse (b)                                       15,317
                 LITTLE FUSES
       800,000   Semtech (b)                                          11,392
                 ANALOG SEMICONDUCTORS
       565,000   Supertex (b)                                         10,379
                 MIXED-SIGNAL SEMICONDUCTORS
       519,000   Microsemi                                             8,304
                 ANALOG/MIXED SIGNAL SEMICONDUCTORS
       361,000   Actel (b)                                             7,400
                 FIELD PROGRAMMABLE GATE ARRAYS
       679,000   IXYS (b)                                              5,412
                 POWER SEMICONDUCTORS
       664,000   Asyst Technologies (b)                                4,442
                 SEMICONDUCTOR FAB AUTOMATION EQUIPMENT
----------------------------------------------------------------------------
                                                                      94,233
                 SOFTWARE/SERVICES
                 >BUSINESS SOFTWARE: 6.3%

     1,180,000   Kronos (b)(c)                                        59,956
                 LABOR MANAGEMENT SOLUTIONS
     1,600,000   Avid Technology (b)(c)                               56,112
                 DIGITAL NONLINEAR EDITING SOFTWARE & SYSTEMS
     3,350,000   JD Edwards (b)                                       48,005
                 MID MARKET ERP & SUPPLY CHAIN SOFTWARE
     1,050,000   Micros Systems (b)(c)                                34,629
                 INFORMATION SYSTEMS FOR RESTAURANTS & HOTELS
     9,900,000   Novell (b)                                           30,492
                 SECURITY & IDENTITY MANAGEMENT SOFTWARE
     3,050,000   Systems & Computer Technology (b)(c)                 27,450
                 ENTERPRISE SOFTWARE & SERVICES
     4,975,000   E.Piphany (b)(c)                                     25,422
                 CRM SOFTWARE
     2,200,000   JDA Software (b)(c)                                  24,618
                 APPLICATIONS/SOFTWARE & SERVICES FOR RETAILERS
     3,000,000   Lawson Software (b)                                  23,310
                 ENTERPRISE RESOURCE PLANNING (ERP) SOFTWARE
     2,200,000   MAPICS (b)(c)                                        18,040
                 MID MARKET ERP SOFTWARE
     2,035,000   MRO Software (b)(c)                                  17,562
                 ENTERPRISE MANAGEMENT SOFTWARE
     1,221,000   Sybase (b)                                           16,984
                 DATABASE SOFTWARE
       500,000   Hyperion Solutions (b)                               16,880
                 ANALYTICAL APPLICATION SOFTWARE
     4,000,000   Aspect Communications (b)(c)                         15,480
                 CALL CENTER SOFTWARE
     4,534,000   Actuate (b)(c)                                       12,605
                 INFORMATION DELIVERY SOFTWARE & SOLUTIONS
     5,000,000   Indus International (b)(c)                           10,045
                 ENTERPRISE ASSET MANAGEMENT SOFTWARE
       500,000   SPSS (b)                                              8,370
                 STATISTICAL ANALYSIS SOFTWARE


NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

     1,500,000   Witness Systems (b)(c)                           $    7,755
                 CUSTOMER EXPERIENCE MANAGEMENT SOFTWARE
     1,000,000   Radiant Systems (b)                                   6,740
                 POINT OF SALE SYSTEMS FOR CONVENIENCE STORES
     1,200,000   ScanSoft (b)                                          6,516
                 SOFTWARE TO INCORPORATE SPEECH & IMAGES TO TEXT
     3,300,000   BSQUARE (b)(c)                                        2,706
                 SOFTWARE TO HELP DESIGN MOBILE DEVICES
     1,400,000   ClickSoftware Technologies (b)(c)                     2,520
                 SERVICE CHAIN OPTIMIZATION SOFTWARE
        70,000   Group 1 Software (b)                                  1,293
                 ADDRESS VERIFICATION SOFTWARE
----------------------------------------------------------------------------
                                                                     473,490

                 >CONSUMER SOFTWARE: 0.7%

     2,000,000   THQ (b)(c)                                           36,000
                 ENTERTAINMENT SOFTWARE
     1,500,000   Activision (b)                                       19,380
                 ENTERTAINMENT SOFTWARE
----------------------------------------------------------------------------
                                                                      55,380

                 >COMPUTER SERVICES: 1.0%

     3,469,000   Ciber (b)(c)                                         24,352
                 SOFTWARE SERVICES & STAFFING
     4,350,000   Igate Corp. (b)(c)                                   15,094
                 TECHNOLOGY STAFFING SERVICES
     4,600,000   AnswerThink Consulting (b)(c)                         8,878
                 IT INTEGRATOR FOR FORTUNE 2000
       560,000   American Management Systems (b)                       7,997
                 SOFTWARE DEVELOPMENT SERVICES
     2,300,000   Analysts International (b)(c)                         5,732
                 TECHNOLOGY STAFFING SERVICES
       500,000   Pomeroy Computer Resources                            5,530
                 NETWORK INTEGRATION SERVICES
       600,000   Torex (United Kingdom)                                4,959
                 APPLICATION SOFTWARE FOR HOSPITAL
                 MANAGEMENT & RETAIL
       800,000   New Horizons Worldwide (b)(c)                         3,424
                 COMPUTER TRAINING SERVICES
----------------------------------------------------------------------------
                                                                      75,966

                 >BUSINESS INFORMATION/MARKETING
                 SERVICES/PUBLISHING: 1.9%

     1,200,000   Getty Images (b)                                     49,560
                 PHOTOGRAPHS FOR PUBLICATIONS & ELECTRONIC MEDIA
     2,236,000   Navigant Consulting (b)(c)                           26,497
                 CONSULTING FIRM
     2,685,000   InfoUSA (b)(c)                                       21,748
                 BUSINESS DATA FOR SALES LEADS
       800,000   Information Holdings (b)                             14,600
                 PATENT & OTHER BUSINESS INFORMATION
     1,000,000   Moore - Wallace (Canada) (b)                         14,523
                 COMMERCIAL PRINTING
       300,000   Proquest (b)                                          7,740
                 INFORMATION SERVICES FOR EDUCATION & AUTOMOTIVE MARKETS
     1,700,000   PRIMEDIA (b)                                          5,185
                 SPECIALTY MAGAZINES & OTHER PUBLICATIONS
       139,000   Administaff (b)                                       1,432
                 PROFESSIONAL EMPLOYER ORGANIZATION
----------------------------------------------------------------------------
                                                                     141,285

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                 >INTERNET: 1.1%

     9,900,000   Skillsoft Publishing (b)(c)                      $   49,995
                 INTEGRATED E-LEARNING SOLUTIONS
     2,500,000   RSA Security (b)                                     26,875
                 ENTERPRISE SECURITY SOFTWARE
     1,200,000   RealNetworks (b)                                      8,136
                 STREAMING SOFTWARE & CONTENT
     1,341,618   Vital Stream, Cl. C (b)                                 335
       538,190   Vital Stream, Cl. B (b)                                 128
                 STREAMING SERVICES FOR THE INTERNET
       250,000   NeoPlanet, Series A (b)                                  29
        53,376   NeoPlanet, Series B (b)                                  11
                 WEB BROWSER
       263,158   Bigfoot International, Series A (b)                      --
                 INTERNET DIRECT MARKETING
----------------------------------------------------------------------------
                                                                      85,509

                 >ELECTRONICS DISTRIBUTION: 0.7%

     1,695,000   Avnet (b)                                            21,493
                 ELECTRONIC COMPONENTS DISTRIBUTION
       780,000   Tech Data (b)                                        20,834
                 VAR FOR IT PRODUCTS
     1,410,000   Pioneer-Standard Electronics                         11,957
                 ELECTRONIC COMPONENTS DISTRIBUTION
----------------------------------------------------------------------------
                                                                      54,284

                 >TRANSACTION PROCESSORS: 1.4%

     1,487,000   Global Payments                                      52,788
                 CREDIT CARD PROCESSOR
       275,000   Deutsche Boerse (Germany)                            14,592
                 TRADING, CLEARING & SETTLEMENT SERVICES FOR
                 FINANCIAL MARKETS
       575,000   Euronext (France)                                    14,279
                 TRADING SERVICES FOR FINANCIAL MARKETS
       600,000   Cubic                                                13,332
                 REVENUE COLLECTION & DEFENSE SYSTEMS
     5,000,000   Hong Kong Exchanges &
                 Clearing (Hong Kong)                                  7,245
                 TRADING, CLEARING & SETTLEMENT SERVICES FOR
                 FINANCIAL MARKETS
       405,100   Euronet Worldwide (b)                                 4,379
                 ATM PROCESSOR
----------------------------------------------------------------------------
                                                                     106,615
                                                                  ----------
INFORMATION: TOTAL                                                 2,024,850
----------------------------------------------------------------------------

HEALTH CARE: 10.1%
                 >BIOTECHNOLOGY/DRUG DELIVERY: 2.7%

       519,000   Martek Biosciences (b)                               22,286
                 FATTY ACIDS FOR BABY FORMULA & OTHER FOODS
     1,035,000   Perbio Science (Sweden)                              19,288
                 CONSUMABLES TO BIOTECH/PHARMACEUTICAL INDUSTRIES
     2,055,000   Nektar Therapeutics (b)                              18,968
                 PULMONARY DRUG DELIVERY
     1,708,000   Ciphergen Biosystems (b)(c)                          17,507
                 PROTEIN CHIPS USED FOR DRUG TARGET DISCOVERY
     1,115,000   Enzon (b)                                            13,960
                 POLYMER DELIVERY TECHNOLOGY FOR IMPROVED DRUGS


NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

     2,000,000   Medarex (b)                                      $   13,180
                 HUMANIZED ANTIBODIES
       426,000   NPS Pharmaceuticals (b)                              10,369
                 SMALL MOLECULE DRUGS
       900,000   Applera-Celera Genomics (b)                           9,288
                 DIAGNOSTICS & DRUG DEVELOPMENT
       608,000   Protein Design Labs (b)                               8,500
                 COMPUTER DESIGNED MONOCLONAL ANTIBODIES
     1,982,000   Aclara Biosciences (b)(c)                             8,384
                 MICROFLUIDIC SYSTEMS FOR DRUG DEVELOPMENT
     2,800,000   Sequenom (b)(c)                                       7,616
                 HIGH SPEED DNA ANALYSIS INSTRUMENTS
     1,875,000   Locus Discovery, Series D, Pfd. (b)                   7,500
                 HIGH THROUGHPUT RATIONAL DRUG DESIGN
       635,000   Maxygen (b)                                           6,966
                 MOLECULAR BREEDING
       638,000   Diversa (b)                                           6,272
                 MOLECULAR BREEDING
       389,000   Atherogenic (b)                                       5,808
                 DRUGS FOR ATHEROSCLEROSIS, RHEUMATOID
                 ARTHRITIS, ASTHMA
       865,000   Arena Pharmaceuticals (b)                             5,744
                 NOVEL DRUG TARGETING TECHNOLOGY
       304,000   Alexion Pharmaceuticals (b)                           5,183
                 MONOCLONAL ANTIBODIES
     1,600,000   Sangamo Biosciences (b)(c)                            4,560
                 DRUG DISCOVERY
     1,258,000   Corvas International (b)                              3,397
                 RATIONAL DRUG DESIGN
       528,000   Pharmacyclics (b)                                     2,503
                 LIGHT ACTIVATED DRUGS FOR CANCER &
                 VASCULAR DISEASES
       160,000   Myriad Genetics (b)                                   2,178
                 GENE DISCOVERY & DIAGNOSTIC PRODUCTS
     1,249,999   Perlegen Sciences (b)                                 1,950
                 LARGE SCALE GENE SEQUENCING
       320,000   Incyte Genomics (b)                                   1,485
                 BIOINFORMATICS & DRUG DEVELOPMENT
       316,000   Guilford Pharmaceuticals (b)                          1,435
                 DRUG DELIVERY & NEUROLOGY DRUGS
       210,000   Gene Logic (b)                                        1,254
                 GENE EXPRESSION DATABASE
       461,000   SYRRX, Series C (b)                                   1,042
                 X-RAY CRYSTALLOGRAPHY
       325,000   Genzyme Molecular Oncology Division (b)                 764
                 GENE EXPRESSION TECHNOLOGY & CANCER DRUGS
       359,944   Microdose (b)                                            22
                 DRUG INHALERS
----------------------------------------------------------------------------
                                                                     207,409

                 >MEDICAL EQUIPMENT/LABORATORY
                 SUPPLIES: 2.7%

     1,554,000   Edwards Lifesciences (b)                             49,946
                 HEART VALVES
       920,000   Diagnostic Products                                  37,766
                 IMMUNODIAGNOSTIC KITS
       583,000   Orthofix International (b)                           19,087
                 BONE FIXATION & STIMULATION DEVICES

LIBERTY ACORN FUND
   >STATEMENT OF INVESTMENTS (UNAUDITED), CONTINUED

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                 >MEDICAL EQUIPMENT/LABORATORY
                 SUPPLIES--CONTINUED

       875,000   Viasys Healthcare (b)                            $   18,113
                 RESPIRATORY & NEUROLOGY MEDICAL EQUIPMENT
        20,000   Synthes-Stratec (Switzerland)                        14,398
                 PRODUCTS FOR ORTHOPEDIC SURGERY
       770,000   Visx (b)                                             13,360
                 LASER EYE SURGERY EQUIPMENT
     2,000,000   Smith & Nephew (United Kingdom)                      11,512
                 MEDICAL EQUIPMENT & SUPPLIES
       265,000   Essilor International (France)                       10,693
                 EYEGLASS LENSES
       600,000   Sola International (b)                               10,440
                 SPECIALTY EYEGLASS LENSES
     1,495,000   Novoste (b)(c)                                        8,970
                 RADIATION CATHETERS FOR IN-STENT RESTENOSIS
       350,000   Haemonetics (b)                                       6,545
                 BLOOD & PLASMA COLLECTION EQUIPMENT
----------------------------------------------------------------------------
                                                                     200,830

                 >PHARMACEUTICALS: 0.1%

       131,264   Yuhan (South Korea)                                   6,231
                 ETHICAL DRUG PRODUCER
----------------------------------------------------------------------------

                 >HOSPITAL MANAGEMENT: 0.2%
       385,000   Rhoen-Klinikum (Germany)                             14,946
                 HOSPITAL MANAGEMENT
----------------------------------------------------------------------------

                 >MEDICAL SUPPLIES: 0.5%

       686,000   Techne (b)                                           20,813
                 CYTOKINES, ANTIBODIES, OTHER REAGENTS
                 FOR LIFE SCIENCES
       650,000   Owens & Minor                                        14,527
                 DISTRIBUTION OF MEDICAL SUPPLIES
----------------------------------------------------------------------------
                                                                      35,340
                 >SERVICES: 3.9%

     4,296,000   First Health Group (b)                              118,570
                 PPO NETWORK
     2,491,000   Lincare Holdings (b)                                 78,491
                 HOME HEALTH CARE SERVICES
     2,542,000   NDCHealth Group (c)                                  46,646
                 HEALTH CLAIMS PROCESSING & DRUG
                 MARKETING SERVICES
     1,333,000   Dendrite International (b)                           17,169
                 SOFTWARE FOR PHARMACEUTICAL SALES FORCE
       300,000   OPG Groep (Netherlands)                               9,134
                 PHARMACEUTICAL WHOLESALER & RETAILER
       440,000   Medquist (b)                                          8,906
                 MEDICAL TRANSCRIPTION SERVICES
       281,000   Omega Pharma (Belgium)                                8,565
                 OTC PRODUCTS, PHARMACY & DENTAL SUPPLIES
       550,000   Serologicals (b)                                      7,497
                 BLOOD COLLECTION & ANTIBODY PRODUCTION
       700,000   Nestor Healthcare (United Kingdom)                    3,221
                 HEALTHCARE STAFFING COMPANY
----------------------------------------------------------------------------
                                                                     298,199
                                                                  ----------
HEALTH CARE: TOTAL                                                   762,955
----------------------------------------------------------------------------


NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

CONSUMER GOODS/SERVICES: 19.6%
                 GOODS
                 LEISURE VEHICLES: 1.5%

     1,745,000   Harley-Davidson                                  $   69,556
                 MOTORCYCLES & RELATED MERCHANDISE
     1,495,000   Monaco Coach (b)(c)                                  22,918
                 RECREATIONAL VEHICLES
       275,000   Polaris Industries                                   16,885
                 MANUFACTURER OF LEISURE VEHICLES & RELATED PRODUCTS
     2,850,000   Ducati Motor (Italy) (b)                              4,294
                 MOTORCYCLES & RELATED MERCHANDISE
----------------------------------------------------------------------------
                                                                     113,653

                 >FURNITURE/TEXTILES: 1.8%

       740,000   Mohawk Industries (b)                                41,092
                 CARPET & FLOORING
     1,275,000   Hon Industries                                       38,887
                 OFFICE FURNITURE & FIREPLACES
     1,900,000   Herman Miller                                        38,399
                 OFFICE FURNITURE
       510,000   Furniture Brands International (b)                   13,311
                 FURNITURE
       550,000   Nobia (Sweden)                                        4,127
                 KITCHEN INTERIORS MANUFACTURING & DISTRIBUTION
----------------------------------------------------------------------------
                                                                     135,816

                 >FOOD & BEVERAGES: 0.7%

     1,600,000   Kerry Group (Ireland)                                24,772
                 FOOD INGREDIENTS
     3,500,000   Parmalat Finanziaria (Italy)                         11,031
                 DAIRY PRODUCER
     3,000,000   Lion Nathan (Australia)                              10,797
                 BEER BREWER/DISTRIBUTOR
       440,000   Orkla (Norway)                                        7,624
                 DIVERSIFIED CONSUMER GOODS
----------------------------------------------------------------------------
                                                                      54,224

                 >NONDURABLES: 1.2%

       795,000   Scotts Company (b)                                   39,352
                 CONSUMER LAWN & GARDEN PRODUCTS
     2,300,000   Helen of Troy (b)(c)                                 34,868
                 HAIRDRYERS & CURLING IRONS
       255,000   Uni-Charm (Japan)                                    11,042
                 INFANT HYGIENE & FEMININE CARE PRODUCTS
       601,000   First Years (c)                                       7,320
                 INFANT & TODDLER PRODUCTS
----------------------------------------------------------------------------
                                                                      92,582

                 >DURABLE GOODS: 1.2%

     1,007,000   SCP Pool (b)                                         34,641
                 DISTRIBUTOR OF SWIMMING POOL SUPPLIES
       605,000   Hunter Douglas (Netherlands)                         20,181
                 DECORATIVE WINDOW COVERINGS
       375,000   American Woodmark                                    17,460
                 KITCHEN CABINET
       575,000   Hyundai Mobis (South Korea)                          14,754
                 AUTO PARTS
----------------------------------------------------------------------------
                                                                      87,036

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                 >APPAREL: 2.3%

     1,420,000   Coach (b)                                        $   70,631
                 DESIGNER & RETAILER OF BRANDED LEATHER ACCESSORIES
     1,370,000   Jones Apparel (b)                                    40,086
                 WOMEN'S APPAREL
       828,000   Steven Madden (b)(c)                                 18,084
                 WHOLESALER/RETAILER OF FASHION FOOTWEAR
       965,000   Nautica Enterprises (b)                              12,381
                 CASUAL APPAREL
       265,000   Oxford Industries                                    11,003
                 BRANDED & PRIVATE LABEL APPAREL
       200,000   Columbia Sportswear (b)                              10,282
                 ACTIVE OUTDOOR APPAREL, FOOTWEAR
                 & ACCESSORIES
     1,950,000   Billabong International (Australia)                   8,039
                 SURFWEAR APPAREL MANUFACTURER
----------------------------------------------------------------------------
                                                                     170,506
                 SERVICES
                 >RETAIL: 5.1%

     2,132,000   Christopher & Banks (b)(c)                           78,863
                 WOMEN'S APPAREL RETAILER
     1,600,000   Michaels Stores                                      60,896
                 CRAFT & HOBBY SPECIALTY RETAILER
     2,095,000   Chico's Fas (b)                                      44,100
                 WOMEN'S SPECIALTY RETAIL
     1,400,000   Borders Group (b)                                    24,654
                 BOOKSTORES
       500,000   Whole Foods Market (b)                               23,765
                 NATURAL FOOD SUPERMARKETS
     1,005,000   Aeropostale (b)                                      21,587
                 MALL BASED TEEN RETAILER
       536,000   Zale (b)                                             21,440
                 SPECIALTY RETAILER OF JEWELRY
       713,000   Hot Topic (b)                                        19,187
                 MUSIC INSPIRED RETAILER OF APPAREL,
                 ACCESSORIES & GIFTS
       815,000   Petco Animal Supplies (b)                            17,718
                 PET SUPPLIES & SERVICES
       450,000   Ann Taylor (b)                                       13,027
                 WOMEN'S APPAREL RETAILER
       344,000   Urban Outfitters (b)                                 12,350
                 ECLECTIC HOME & APPAREL RETAILER
       425,000   Abercrombie & Fitch (b)                              12,074
                 TEEN APPAREL RETAILER
       500,000   Pier 1 Imports                                       10,200
                 IMPORTED FURNITURE & TCHOTCHKES
     3,100,000   The Warehouse Group (New Zealand)                     9,422
                 WAREHOUSE CLUB
       395,000   Genesco (b)                                           6,991
                 MULTI-CONCEPT BRANDED FOOTWEAR RETAILER
       750,000   Gadzooks (b)(c)                                       4,260
                 TEEN APPAREL RETAILER
       700,000   Gaiam (b)                                             4,165
                 HEALTHY LIVING CATALOG & E-COMMERCE
----------------------------------------------------------------------------
                                                                     384,699


NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                 >TRAVEL: 0.9%

     2,024,500   Intrawest (Canada)                               $   26,535
                 OWNER/OPERATOR OF SKI RESORTS
     3,380,000   LaQuinta (b)                                         14,568
                 OWNER/FRANCHISER OF MID-PRICED HOTELS
       950,000   Vail Resorts (b)                                     12,796
                 OWNER/OPERATOR OF SKI RESORTS
       725,000   Navigant International (b)(c)                         9,352
                 CORPORATE TRAVEL AGENCY
       620,000   Jurys Doyle Hotel (Ireland)                           6,012
                 HOTEL GROUP
----------------------------------------------------------------------------
                                                                      69,263
                 >CONSUMER SERVICES: 1.6%

     2,200,000   ITT Educational Services (b)                         64,350
                 POST-SECONDARY DEGREE PROGRAMS
     2,350,000   Bally Total Fitness (b)(c)                           21,220
                 NATIONAL CHAIN OF FITNESS CENTERS
       260,000   USS (Japan)                                          13,190
                 USED CAR AUCTIONEER
       250,000   Weight Watchers (b)                                  11,373
                 WEIGHT LOSS PROGRAM
     1,750,000   Princeton Review (b)(c)                              10,325
                 COLLEGE PREPARATION COURSES
----------------------------------------------------------------------------
                                                                     120,458

                 >ENTERTAINMENT/LEISURE PRODUCTS: 1.2%

       805,000   International Speedway Motors                        31,806
                 LARGEST MOTORSPORT RACETRACK OWNER & OPERATOR
     1,276,000   Action Performance (c)                               24,244
                 MOTORSPORT COLLECTIBLES & MERCHANDISING
     2,765,000   Six Flags                                            18,747
                 WORLDWIDE THEME PARK OPERATOR
       363,000   Speedway Motors                                       9,728
                 MOTORSPORT RACETRACK OWNER & OPERATOR
     1,750,000   Magna Entertainment, Cl. A (Canada) (b)               8,750
                 OWNER/OPERATOR THOROUGHBRED RACETRACKS
----------------------------------------------------------------------------
                                                                      93,275

                 >CASINOS: 1.4%

     2,010,000   Alliance Gaming (b)                                  38,009
                 DIVERSIFIED GAMING COMPANY
       890,000   Station Casinos                                      22,473
                 CASINOS & RIVERBOATS
       875,000   Argosy Gaming (b)                                    18,296
                 REGIONAL RIVERBOAT CASINOS
     1,925,000   Pinnacle Entertainment (b)(c)                        13,090
                 REGIONAL RIVERBOAT CASINOS
     1,500,000   Sky City Entertainment (New Zealand)                  8,300
                 CASINO/ENTERTAINMENT COMPLEX
       635,000   Monarch Casino & Resort (b)(c)                        5,918
                 CASINO/HOTEL IN RENO
       113,000   Lakes Entertainment (b)                                 903
                 GAMING ENTREPRENEUR
----------------------------------------------------------------------------
                                                                     106,989

LIBERTY ACORN FUND
    >STATEMENT OF INVESTMENTS (UNAUDITED), CONTINUED


NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                 >RESTAURANTS: 0.3%

     1,217,000   Autogrill (Italy)                                $   13,299
                 RESTAURANTS & CATERING FOR TRAVELERS
       243,000   Cheesecake Factory (b)                                8,721
                 CASUAL DINING RESTAURANT
----------------------------------------------------------------------------
                                                                      22,020

                 >CRUISE LINES: 0.4%

     1,260,000   Steiner Leisure (b)(c)                               18,396
                 SPAS & HAIR/SKIN PRODUCTS ON CRUISE SHIPS
       400,000   Carnival                                             13,004
                 LARGEST CRUISE LINE
----------------------------------------------------------------------------
                                                                      31,400
                                                                  ----------
CONSUMER GOODS/SERVICES: TOTAL                                     1,481,921
----------------------------------------------------------------------------

FINANCE: 13.2%
                 >BANKS: 4.2%

     1,551,000   TCF Financial                                        61,792
                 GREAT LAKES BANK
     1,608,000   Associated Banc-Corp                                 59,303
                 MIDWEST BANK
       990,000   Texas Regional Bancshares                            34,353
                 SOUTH TEXAS BANK
     1,122,000   Glacier Bancorp (c)                                  27,624
                 MOUNTAIN STATES BANK
     2,900,000   Anglo Irish Bank (Ireland)                           25,685
                 CORPORATE LENDING: PRIVATE BANKING
     1,634,000   Republic                                             21,928
                 MICHIGAN BANK
       605,000   Chittenden                                           16,547
                 VERMONT & WESTERN MASSACHUSETTS BANK
       440,000   Hawthorne Financial (b)(c)                           15,250
                 REAL ESTATE LENDER
       412,000   Pacific Northwest Bancorp                            14,321
                 PACIFIC NW BUSINESS BANK
       356,000   Bank of Bermuda                                      12,456
                 OFFSHORE BANK
       297,000   BOK Financial (b)                                    11,455
                 OKLAHOMA BANK
       125,000   Depfa Bank (Ireland)                                  9,741
                 INTERNATIONAL PUBLIC SECTOR FINANCE
       249,000   West Coast Bancorp                                    4,532
                 PORTLAND SMALL BUSINESS LENDER
       170,000   Midwest Bank                                          3,301
                 CHICAGO BANK
       102,000   Integra Bank                                          1,755
                 INDIANA BANK
----------------------------------------------------------------------------
                                                                     320,043
                 >SAVINGS & LOANS: 2.3%

     2,184,000   Peoples Bank Bridgeport                              63,314
                 CONNECTICUT SAVINGS & LOAN
       807,000   Downey Financial                                     33,329
                 CALIFORNIA HOME LENDER
     1,228,000   Anchor Bancorp Wisconsin (c)                         29,337
                 WISCONSIN THRIFT


NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------
       497,000   Quaker City Bancorp (c)                          $   20,402
                 LA REAL ESTATE LENDER
     1,700,000   Housing Development Finance (India)                  15,007
                 MORTGAGE LOAN PROVIDER IN INDIA
       700,000   First Federal Capital                                13,895
                 WISCONSIN THRIFT
----------------------------------------------------------------------------
                                                                     175,284

                 >INSURANCE: 3.5%

     1,320,000   HCC Insurance Holdings                               39,032
                 AVIATION INSURANCE
       138,000   Markel (b)                                           35,328
                 SPECIALTY INSURANCE
       870,000   Philadelphia Consolidated Holding (b)                35,148
                 SPECIALTY INSURANCE
     1,000,000   RLI                                                  32,900
                 SPECIALTY INSURANCE
       826,000   Leucadia National                                    30,661
                 INSURANCE HOLDING COMPANY
       995,000   Protective Life                                      26,616
                 LIFE INSURANCE
       700,000   Harleysville Group                                   16,114
                 COMMERCIAL & PERSONAL LINES INSURANCE
       650,000   Scottish Annuity & Life                              13,136
                 LIFE REINSURER
       210,000   StanCorp Financial                                   10,966
                 GROUP LIFE, DISABILITY & 401K
       800,000   Ohio Casualty (b)                                    10,544
                 COMMERCIAL & PERSONAL LINES INSURANCE
       308,000   Selective Insurance Group                             7,715
                 COMMERCIAL & PERSONAL LINES INSURANCE
       455,000   Northbridge Financial (Canada) (b)                    6,393
                 PROPERTY & CASUALTY INSURANCE
----------------------------------------------------------------------------
                                                                     264,553

                 >MONEY MANAGEMENT: 2.0%

     2,230,000   SEI Investments                                      71,360
                 MUTUAL FUND ADMINISTRATION & INVESTMENT MANAGEMENT
     1,100,000   Neuberger Berman                                     43,901
                 ASSET MANAGER FOR HIGH NET WORTH
       855,000   Eaton Vance                                          27,018
                 SPECIALTY MUTUAL FUNDS
       123,000   Affiliated Managers Group (b)                         7,497
                 ASSET MANAGEMENT HOLDING COMPANY
     1,360,000   Edinburgh Fund Managers
                 (United Kingdom)                                      1,619
                 INVESTMENT MANAGEMENT
       200,000   The Investment Company
                 of China (China) (b)                                    409
                 CLOSED-END FUND
----------------------------------------------------------------------------
                                                                     151,804

                 >BROKERAGE: 0.1%

       200,000   Investment Technology Group (b)                       3,720
                 ELECTRONIC TRADING
----------------------------------------------------------------------------

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                 >FINANCE COMPANIES: 1.1%

     5,531,000   AmeriCredit (b)                                  $   47,290
                 AUTO LENDING
     1,820,000   World Acceptance (b)(c)                              29,630
                 PERSONAL LOANS
       900,000   DVI Health Services (b)(c)                            4,203
                 LEASES BIG MEDICAL EQUIPMENT
        90,000   Intermediate Capital (United Kingdom)                 1,446
                 EUROPEAN PROVIDER OF MEZZANINE CAPITAL
----------------------------------------------------------------------------
                                                                      82,569
                                                                  ----------
FINANCE: TOTAL                                                       997,973
----------------------------------------------------------------------------

INDUSTRIAL GOODS/SERVICES: 11.8%
                 >STEEL: 0.7%

     1,300,000   Gibraltar Steel (c)                                  26,624
                 STEEL PROCESSING
     1,050,000   Worthington Industries                               14,070
                 STEEL PROCESSING
       450,000   Tenaris (Luxembourg) (b)                             11,475
                 STEEL PIPE FOR OIL WELLS & PIPELINES
       370,000   Atchison Casting (b)                                     85
                 STEEL FOUNDRIES
----------------------------------------------------------------------------
                                                                      52,254

                 >INDUSTRIAL GOODS: 1.5%

     1,400,000   Clarcor (c)                                          53,970
                 MOBILE & INDUSTRIAL FILTERS
       750,000   Donaldson                                            33,337
                 INDUSTRIAL AIR FILTRATION
       268,000   Mine Safety Appliances                               11,690
                 SAFETY EQUIPMENT
       363,000   Intermagnetics General (b)                            7,202
                 SUPERCONDUCTING WIRE
        65,000   Bacou Dalloz (France)                                 6,378
                 SAFETY EQUIPMENT
----------------------------------------------------------------------------
                                                                     112,577

                 >INDUSTRIAL DISTRIBUTION: 0.8%

       600,000   Hughes Supply                                        20,820
                 INDUSTRIAL DISTRIBUTION
     1,000,000   Watsco                                               16,560
                 HVAC DISTRIBUTION
     2,900,000   Grafton Group (Ireland)                              12,843
                 BUILDERS, WHOLESALERS & DIY RETAILING
       900,000   NuCo2 (b)(c)                                          8,469
                 BULK CO2 GAS DISTRIBUTION TO RESTAURANTS
----------------------------------------------------------------------------
                                                                      58,692

                 >CONSTRUCTION: 0.8%

       488,000   Simpson (b)                                          17,861
                 WALL JOINT MAKER
       425,000   Florida Rock Industries                              17,544
                 CONCRETE & AGGREGATES
       380,000   Daito Trust Construction (Japan)                      8,006
                 APARTMENT BUILDER
       750,000   McCarthy & Stone (United Kingdom)                     6,087
                 BUILDER OF RETIREMENT APARTMENTS
     3,000,000   Consorcio (Mexico) (b)                                5,957
                 LOW/MEDIUM INCOME HOUSE BUILDER


NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------


       395,000   Northwest Pipe Company (b)(c)                    $    5,605
                 WATER TRANSMISSION PIPE
----------------------------------------------------------------------------
                                                                      61,060

                 >SPECIALTY CHEMICALS & INDUSTRIAL
                 MATERIALS: 1.2%

     1,850,000   Spartech (c)                                         39,239
                 PLASTICS DISTRIBUTION & COMPOUNDING
       983,000   Schulman                                             15,787
                 PLASTICS DISTRIBUTION & COMPOUNDING
        37,000   Givaudan (Switzerland)                               15,604
                 INDUSTRIAL FRAGRANCES & FLAVORS
        32,000   Geberit International (Switzerland)                   9,873
                 PLUMBING SUPPLIES
       266,600   Novozymes (Denmark)                                   7,428
                 INDUSTRIAL ENZYMES
       347,000   SYMYX (b)                                             5,663
                 MATERIALS & CHEMICALS
----------------------------------------------------------------------------
                                                                      93,594

                 >MACHINERY: 1.1%

       950,000   Esco Technologies (b)(c)                             41,800
                 FILTRATION & TEST EQUIPMENT
     1,025,000   Ametek                                               37,566
                 AEROSPACE/INDUSTRIAL INSTRUMENTS
        51,000   Tennant                                               1,875
                 NON-RESIDENTIAL FLOOR CLEANING EQUIPMENT
----------------------------------------------------------------------------
                                                                      81,241

                 >OUTSOURCING SERVICES & TRAINING: 0.4%

     2,400,000   Labor Ready (b)(c)                                   17,208
                 TEMPORARY MANUAL LABOR
     9,500,000   Li & Fung (Hong Kong)                                12,243
                 SOURCING OF CONSUMER GOODS
       600,000   GP Strategies (b)(c)                                  3,648
                 TRAINING PROGRAMS
----------------------------------------------------------------------------
                                                                      33,099

                 >CONGLOMERATES: 0.1%

         5,550   Pargesa (Switzerland)                                11,337
                 INDUSTRIAL & MEDIA CONGLOMERATE
----------------------------------------------------------------------------

                 >INDUSTRIAL SUPPLIERS: 0.2%

     2,220,000   Xstrata (United Kingdom)                             14,769
                 DIVERSIFIED MINING HOLDING COMPANY
----------------------------------------------------------------------------

                 >LOGISTICS: 2.6%

     2,900,000   Expeditors International
                 of Washington                                       100,456
                 INTERNATIONAL FREIGHT FORWARDER
       900,000   UTI Worldwide                                        28,071
                 INTERNATIONAL FREIGHT FORWARDER
     1,000,000   Forward Air (b)                                      25,370
                 FREIGHT TRANSPORTATION BETWEEN AIRPORTS
     1,400,000   Exel (United Kingdom)                                14,393
                 GLOBAL LOGISTICS & FREIGHT FORWARDING
    11,000,000   Sembcorp Logistics (Singapore)                       11,745
                 LOGISTIC SERVICES FOR MARINE TRANSPORT
    40,000,000   Sinotrans (China) (b)                                11,285
                 INTEGRATED LOGISTICS IN CHINA

LIBERTY ACORN FUND
    >STATEMENT OF INVESTMENTS (UNAUDITED), CONTINUED

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                 >LOGISTICS--CONTINUED

       759,000   Hub Group (b)(c)                                 $    6,664
                 TRUCK & RAIL FREIGHT FORWARDER
----------------------------------------------------------------------------
                                                                     197,984

                 >WATER: 1.4%

     2,400,000   Tetra Tech (b)                                       41,112
                 RESOURCE MANAGEMENT & INFRASTRUCTURE CONSULTING
       855,000   Cuno (b)(c)                                          30,883
                 FILTRATION & FLUIDS CLARIFICATION
       730,000   Pall                                                 16,425
                 FILTRATION & FLUIDS CLARIFICATION
       900,000   Insituform Technologies (b)                          15,912
                 WATER/SEWER PIPE REPAIR
----------------------------------------------------------------------------
                                                                     104,332
                 >OTHER INDUSTRIAL SERVICES: 1.0%

       725,000   G&K Services                                         21,460
                 UNIFORM RENTAL
     1,500,000   Clark (b)(c)                                         17,925
                 EXECUTIVE COMPENSATION & BENEFITS CONSULTING
       825,000   Mobile Mini (b)(c)                                   13,472
                 LEASES PORTABLE STORAGE UNITS
       605,000   Zardoya Otis (Spain)                                  9,116
       605,000   Zardoya Otis Bonus Rights (Spain)                       905
                 ELEVATOR MANUFACTURER & SERVICE PROVIDER
       290,000   Munters (Sweden)                                      6,311
                 MOISTURE & HUMIDITY CONTROL
        31,000   Schindler (Switzerland)                               5,000
                 ELEVATOR MANUFACTURER & SERVICE PROVIDER
----------------------------------------------------------------------------
                                                                      74,189
                                                                  ----------
INDUSTRIAL GOODS/SERVICES: TOTAL                                     895,128
----------------------------------------------------------------------------

ENERGY/MINERALS: 7.0%
                 >INDEPENDENT POWER: 0.2%

       570,000   Gamesa (Spain)                                       12,752
                 SPANISH WIND TURBINES
       720,000   Millennium Cell (b)                                   1,310
                 FUEL CELL TECHNOLOGY
----------------------------------------------------------------------------
                                                                      14,062

                 >OIL/GAS PRODUCERS: 3.9%

     6,300,000   XTO Energy                                          126,693
                 NATURAL GAS PRODUCER
       730,000   Evergreen Resources (b)                              39,646
                 COAL SEAM GAS PRODUCER
     1,000,000   Western Gas                                          39,600
                 OIL PRODUCER & COAL SEAM GAS PRODUCER
     2,550,000   Ultra Petroleum (b)                                  32,921
                 NATURAL GAS PRODUCER
     1,200,000   Southwestern Energy (b)                              18,012
                 NATURAL GAS PRODUCER
       365,000   Talisman Energy (Canada)                             16,557
                 OIL & GAS PRODUCER
       342,000   Westport Resources (b)                                7,781
                 OIL & GAS PRODUCER
     2,265,000   Tipperary (b)(c)                                      5,889
                 COAL SEAM GAS PRODUCER
       450,000   McMoran Exploration (b)                               5,013
                 NATURAL GAS PRODUCERS & LNG DEVELOPER


NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

     3,000,000   Tullow Oil (United Kingdom) (b)                  $    3,915
                 OIL & GAS PRODUCER
       135,000   Quicksilver (b)                                       3,233
                 NATURAL GAS & COAL SEAM GAS PRODUCER
----------------------------------------------------------------------------
                                                                     299,260
                 >DISTRIBUTION/MARKETING/REFINING: 1.1%

     1,400,000   Equitable Resources                                  57,036
                 NATURAL GAS UTILITY & PRODUCER
       761,000   Atmos Energy                                         18,873
                 NATURAL GAS UTILITY
     1,270,000   Aquila (b)                                            7,861
                 ELECTRIC UTILITY HOLDING COMPANY
----------------------------------------------------------------------------
                                                                      83,770
                 >OIL SERVICES: 1.8%

     1,400,000   FMC Technologies (b)                                 29,470
                 OIL & GAS WELL HEAD MANUFACTURER
     4,500,000   Newpark Resources (b)(c)                             24,660
                 DRILLING FLUID SERVICES TO OIL & GAS INDUSTRY
       650,000   Carbo Ceramics                                       24,212
                 NATURAL GAS WELL STIMULANTS
     3,000,000   Saipem (Italy)                                       22,499
                 OFFSHORE CONSTRUCTION & DRILLING
     1,300,000   Key Energy Services (b)                              13,936
                 OIL & GAS WELL WORKOVER SERVICES
       850,000   Enerflex Systems (Canada)                            10,219
                 NATURAL GAS COMPRESSOR
       900,000   Hanover Compressor (b)                               10,170
                 NATURAL GAS COMPRESSOR RENTAL
----------------------------------------------------------------------------
                                                                     135,166
                                                                  ----------
ENERGY/MINERALS: TOTAL                                               532,258
----------------------------------------------------------------------------
OTHER INDUSTRIES: 5.5%
                 >REAL ESTATE: 4.9%

     1,160,000   The Rouse Company                                    44,196
                 REGIONAL SHOPPING MALLS
       615,000   General Growth Properties                            38,401
                 REGIONAL SHOPPING MALLS
       875,000   SL Green Realty                                      30,529
                 MANHATTAN OFFICE BUILDINGS
       699,000   Forest City Enterprises, Cl. B                       29,113
                 COMMERCIAL & RESIDENTIAL PROPERTY DEVELOPER
       800,000   Macerich Company                                     28,104
                 REGIONAL SHOPPING MALLS
       700,000   Manufactured Home Communities                        24,577
                 MANUFACTURED HOME COMMUNITIES
       725,000   Mills                                                24,324
                 REGIONAL SHOPPING MALLS
     1,375,000   Crescent Real Estate Equities                        22,839
                 CLASS A OFFICE BUILDINGS
       690,000   Federal Realty Investment Trust                      22,080
                 SHOPPING CENTERS
       975,000   Glimcher Realty Trust                                21,840
                 REGIONAL SHOPPING MALLS
       400,000   Chelsea Properties Group                             16,124
                 OUTLET MALLS
       540,000   AMB Property                                         15,212
                 INDUSTRIAL PROPERTIES

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                 >REAL ESTATE--CONTINUED

       700,000   Keystone Property Trust                          $   12,957
                 INDUSTRIAL PROPERTIES
       200,000   Essex Property Trust                                 11,450
                 WEST COAST APARTMENTS
       650,000   United Dominion Realty                               11,193
                 APARTMENTS
       574,000   LaSalle Hotel Properties                              8,484
                 UPSCALE/FULL SERVICE HOTELS
       348,805   Security Capital European
                 Realty (Luxembourg) (b)                               5,058
                 REAL ESTATE INVESTMENTS
       190,000   Consolidated Tomoka                                   4,773
                 16,000 ACRES OF FLORIDA LAND
----------------------------------------------------------------------------
                                                                     371,254

                 >TRANSPORTATION: 0.2%

       100,000   Kobenhavns Lufthavne (Denmark)                        8,125
                 COPENHAGEN AIRPORT AUTHORITY
    15,000,000   Comfort Group (Singapore) (b)                         6,858
                 TAXI SERVICE
----------------------------------------------------------------------------
                                                                      14,983
                 >REGULATED UTILITIES: 0.4%

     1,200,000   Unisource Energy                                     22,560
                 ELECTRIC UTILITY IN ARIZONA
       829,800   Red Electrica (Spain)                                10,881
                 SPANISH POWER GRID
----------------------------------------------------------------------------
                                                                      33,441
                                                                  ----------
OTHER INDUSTRIES: TOTAL                                              419,678

TOTAL COMMON STOCKS AND OTHER                                     ----------
  EQUITY-LIKE SECURITIES: 94.0%                                    7,114,763
                 (COST: $5,302,050)


PRINCIPAL AMOUNT (000)                                           VALUE (000)
----------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS: 5.8%
                 Yield 0.87%: 1.20%
                 Due 7/01/03 - 8/07/03
    $   70,000   American General Finance                         $   69,984
        70,000   Campbell Soup                                        69,969
        50,000   Bayer                                                49,999
        45,000   Citigroup                                            44,987
        25,000   Citicorp                                             24,999
        25,000   Marshall & Ilsley                                    24,995
        25,000   Coca Cola                                            24,994
        24,710   Sara Lee                                             24,698
        20,000   Prudential Funding                                   19,996
        20,000   General Electric Capital Services                    19,995
        16,968   Baxter International                                 16,964
        15,600   John Hancock Financial                               15,596
        15,000   Virginia Electric & Power                            14,992
        10,000   US Treasury Bill                                      9,991
         4,902   Repurchase agreement with State
                   Street Bank & Trust Co., dated
                   6/30/03, due 7/01/03 at 1.10%,
                   collateralized by Federal Home
                   Loan Mortgage Notes maturing
                   1/28/05, market value $5,001
                   (repurchase proceeds:  $4,902)                      4,902
----------------------------------------------------------------------------
                 (AMORTIZED COST:  $437,061)                         437,061
                                                                  ----------
TOTAL INVESTMENTS: 99.8%                                           7,551,824
                 (COST:  $5,739,111) (a)

CASH AND OTHER ASSETS LESS LIABILITIES: 0.2%                          12,926
                                                                  ----------
TOTAL NET ASSETS: 100%                                            $7,564,750
============================================================================

LIBERTY ACORN FUND
    >STATEMENT OF INVESTMENTS (UNAUDITED), CONTINUED

----------------------------------------------------------------------------
>Notes to Statement of Investments (in thousands)

(a) At June 30, 2003, for federal income tax purposes cost of investment is $5,739,520 and net unrealized appreciation was $1,812,304, consisting of gross unrealized appreciation of $2,282,814 and gross unrealized depreciation of $470,510.
(b) Non-income producing security.
(c) On June 30, 2003, the fund held the following percentages of the outstanding voting shares of the companies listed below:

    World Acceptance                10.19%   Sequenom                    7.10%
    AnswerThink Consulting          10.12%   Witness Systems             6.85%
    Hub Group                        9.85%   E.Piphany                   6.83%
    Skillsoft Publishing             9.94%   Spartech                    6.80%
    Indus International              9.71%   Monarch Casino & Resort     6.68%
    MAPICS                           9.68%   Sangamo Biosciences         6.47%
    Analysts International           9.50%   Princeton Review            6.42%
    Seachange International          9.28%   Ciphergen Biosystems        6.38%
    Novoste                          9.15%   Micros Systems              6.06%
    Systems & Computer Technology    9.07%   Northwest Pipe Company      6.03%
    BSQUARE                          8.91%   Labor Ready                 6.00%
    Christopher & Banks              8.60%   Steven Madden               6.00%
    Igate Corp.                      8.47%   Kronos                      5.96%
    NuCo2                            8.46%   DVI Health Services         5.93%
    MRO Software                     8.33%   Newpark Resources           5.78%
    Gadzooks                         8.20%   Glacier Bancorp             5.78%
    Clark                            8.06%   Tipperary                   5.77%
    Gibraltar Steel                  8.05%   Mobile Mini                 5.77%
    Quaker City Bancorp              8.02%   Aclara Biosciences          5.75%
    JDA Software                     7.72%   Avid Technology             5.65%
    Helen of Troy                    7.69%   Clarcor                     5.62%
    Steiner Leisure                  7.65%   ClickSoftware Technologies  5.47%
    COMARCO                          7.58%   Ciber                       5.42%
    New Horizons Worldwide           7.57%   Navigant Consulting         5.35%
    Actuate                          7.53%   Hawthorne Financial         5.28%
    Pinnacle Entertainment           7.42%   InfoUSA                     5.24%
    NDCHealth Group                  7.30%   THQ                         5.23%
    Aspect Communications            7.28%   Monaco Coach                5.15%
    Bally Total Fitness              7.28%   Cuno                        5.12%
    Esco Technologies                7.27%   Navigant International      5.08%
    First Years                      7.23%   GP Strategies               5.08%
    Action Performance               7.15%   Anchor Bancorp Wisconsin    5.02%
                                             Shuffle Master              5.01%

    The aggregate cost and value of these companies (in thousands) at June 30, 2003, was $1,177 and $1,344, respectively. Investments in affiliate companies represent 0.02% of total net assets at June 30, 2003. Investment activity and income amounts relating to affiliates during the period ended June 30, 2003 were as follows:

               Dividend  Income                $    1,728
               Net realized gain or loss       $    8,938
               Change in unrealized gain       $  283,647

               Purchases                       $   98,388
               Proceeds from sales             $   94,853

    In addition, additional purchases of existing portfolio holdings that were considered affiliates in prior years, resulted in the fund owning more than 5% of the outstanding shares of certain issues at June 30, 2003. Therefore, the cost and market value affiliate disclosure amounts include both acquisitions of new investments in affiliates during the year, as well as prior year investment holdings that became affiliates during the current year.

(d) On June 30, 2003, the market value of foreign securities (in thousands) represents 10.34% of total net assets.

                                VALUE               PERCENT
                               =======              =======
    Canada                     $99,757               1.32%
    United Kingdom              87,838               1.16
    Ireland                     79,053               1.05
    Switzerland                 56,212               0.74
    Italy                       51,123               0.68
    France                      49,731               0.66
    Singapore                   34,605               0.46
    Spain                       33,654               0.44
    Japan                       32,238               0.43
    Hong Kong                   31,273               0.41
    Sweden                      29,726               0.39
    Germany                     29,538               0.39

                                VALUE               PERCENT
                               =======              =======
    Netherlands                $29,315               0.39%
    South Korea                 20,985               0.28
    Australia                   18,836               0.25
    New Zealand                 17,722               0.23
    Luxembourg                  16,533               0.22
    Denmark                     15,554               0.20
    India                       15,007               0.20
    China                       11,694               0.15
    Belgium                      8,565               0.11
    Norway                       7,624               0.10
    Mexico                       5,957               0.08
                              ---------           -------
    Total Foreign Portfolio    $782,540             10.34%
                              =========            =======

LIBERTY ACORN INTERNATIONAL
    >MAJOR PORTFOLIO CHANGES IN THE SECOND QUARTER (UNAUDITED)

                                                    NUMBER OF SHARES
                                              ------------------------------
                                              03/31/03             06/30/03
Additions
----------------------------------------------------------------------------
          EUROPE

>NORWAY

Ekornes                                              0               156,000
Tomra Systems                                        0             1,050,000

>SWEDEN

Hexagon                                              0               212,000
Intrum Justitia                              1,505,000             1,730,000
Munters                                              0               240,000
Nobia                                                0               550,000

>FRANCE

Bonduelle                                            0                36,000
Euronext                                       425,000               575,000

>UNITED KINGDOM/IRELAND

Anglo Irish Bank (Ireland)                   2,200,000             2,300,000
Business Post                                   85,000               600,000
Depfa Bank (Ireland)                                 0               125,000
Euro Money Institutional
  Investor                                   1,590,000             1,700,000
Expro International                          1,600,000             2,500,000
Grafton Group (Ireland)                      2,280,000             2,600,000
Hit Entertainment                            3,315,000             3,400,000
Jurys Doyle Hotel (Ireland)                          0               500,000
Marconi                                              0             5,375,000
McCarthy & Stone                                     0               450,000
Nestor Healthcare                            1,400,000             1,500,000
RPS Group                                    4,700,000             5,500,000
Xstrata                                        700,000             1,550,000

>SWITZERLAND

BKW Energie                                          0                33,500

>ITALY

De Longhi                                      800,000             1,700,000
Parmalat Finanziaria                         1,200,000             2,700,000

>SPAIN

Abengoa                                      1,199,500             2,000,000
Prosegur                                       685,000               757,000
Red Electrica                                        0               600,000
Telefonica Publicidado Info                  1,062,588             1,600,000

>NETHERLANDS

Aalberts Industrie                                   0               409,000
Fugro                                          220,000               230,476
Hunter Douglas                                 520,000               545,000
United Services Group                          666,000               686,122
Vopak                                          500,000               800,000


                                                     NUMBER OF SHARES
                                              ------------------------------
                                              03/31/03             06/30/03
----------------------------------------------------------------------------
          ASIA

>HONG KONG

Global Bio-Chem Technology
  Group                                     30,000,000            35,000,000
Lianhua Supermarket                                  0             5,802,000

>JAPAN

Toyo Technica                                  870,000             1,005,000

>INDIA

Housing Development Finance                  1,700,000             2,000,000

----------------------------------------------------------------------------
          OTHER COUNTRIES

>AUSTRALIA/NEW ZEALAND

Billabong International                              0             2,500,000
Perpetual Trustees                             350,000               420,000
The Warehouse Group
  (New Zealand)                              2,500,000             3,500,000

>CANADA

Esprit Exploration                                   0             5,000,000
Shawcor                                        600,000               700,000

LIBERTY ACORN INTERNATIONAL
    >MAJOR PORTFOLIO CHANGES IN THE SECOND QUARTER (UNAUDITED),
     CONTINUED

                                                     NUMBER OF SHARES
                                             -------------------------------
                                              03/31/03             06/30/03
Sales
----------------------------------------------------------------------------
          EUROPE

>GERMANY

Jenoptik                                       970,000                     0
Norddeutsche Affinerie                         136,900                     0
Rhoen-Klinikum                                 350,000               335,000
Rhoen-Klinikum Pfd.                            435,000               300,000

>NORWAY

Orkla                                          681,000               456,000

>SWEDEN

Perbio Science                               1,090,000               905,000

>FRANCE/BELGIUM

Essilor International                          320,000               270,000
Grandvision                                    327,500               315,000
IPSO                                            35,453                     0
Neopost                                        600,000               500,000
RTL Group (Belgium)                            250,000               100,000
Technip-Coflexip                               110,000                     0

>UNITED KINGDOM/IRELAND

Charles Taylor Consulting                      500,000                     0
Exel                                         1,300,000             1,000,000
Serco Group                                  2,250,000                     0
Spectris                                     2,320,000             1,420,000
SSL International                            2,250,000             1,490,900
Waterford Wedgwood (Ireland)                10,180,000                     0

>SWITZERLAND

Geberit International                           50,000                40,000
Kuoni Reisen                                    23,000                     0

>ITALY

Autogrill                                    1,350,000             1,200,000
Permasteelisa                                  385,000                     0

>SPAIN

Amadeus Global Travel                        1,260,000                     0
NH Hoteles                                   1,000,000                     0
Zardoya Otis                                   640,000               425,000

>NETHERLANDS

Hagemeyer                                    1,185,000                     0
IM Tech                                        670,000               585,000


                                                     NUMBER OF SHARES
                                             -------------------------------
                                              03/31/03             06/30/03
----------------------------------------------------------------------------
          ASIA

>HONG KONG

Aeon Credit Service                          5,000,000                     0
Jiangsu Express                             17,000,000            12,000,000
Techtronic Industries                        6,500,000             5,600,000
Tingyi Holding                              22,000,000                     0
Travelsky Technology                         8,500,000                     0
Wing Hang Bank                               2,000,000                     0
Zhejiang Expressway                         15,000,000            11,000,000

>JAPAN

Fuji Seal                                      390,000               292,500
(INCLUDES THE EFFECT OF A 2 FOR 1 STOCK SPLIT)
Maruichi Steel Tube                            730,000                     0
Orix                                           180,000                     0

>TAIWAN

Advantech                                    5,850,000                     0
Ase Test                                     2,200,000             1,750,000

>SOUTH KOREA

Hyundai Mobis                                  675,000               575,000

>SINGAPORE

Comfort Group                               27,065,115            27,000,000
Star Cruises                                15,000,000                     0

>INDIA

Hero Honda Motors                            1,500,000                     0

          OTHER COUNTRIES
----------------------------------------------------------------------------

>AUSTRALIA

Goodman Fielder                              5,000,000                     0

>CANADA

Canadian 88                                  5,000,000                     0
Power Financial                                600,000               300,000

>SOUTH AFRICA

Harmony Gold                                   700,000               500,000

LIBERTY ACORN INTERNATIONAL
    >STATEMENT OF INVESTMENTS (UNAUDITED), JUNE 30, 2003


NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------


                                                     COMMON STOCKS AND OTHER
                                               EQUITY-LIKE SECURITIES: 96.0%
----------------------------------------------------------------------------
EUROPE: 60.4%
                 >GERMANY/AUSTRIA: 7.6%

       275,000   Deutsche Boerse                                  $   14,592
                 TRADING, CLEARING & SETTLEMENT SERVICES
                 FOR FINANCIAL MARKETS
       335,000   Rhoen-Klinikum Pfd.                                  13,467
       300,000   Rhoen-Klinikum                                       11,646
                 HOSPITAL MANAGEMENT
       500,000   GFK                                                   9,432
                 MARKET RESEARCH SERVICES
       655,000   Software AG                                           9,049
                 DATABASE SOFTWARE
       240,000   Zapf Creation                                         8,944
                 TOY MANUFACTURER
       550,000   Hugo Boss Designs                                     8,136
                 FASHION APPAREL
       200,000   Flughafen Wien (Austria)                              7,281
                 VIENNA AIRPORT AUTHORITY
       325,000   Kali & Salz                                           6,621
                 POTASH PRODUCTS, FERTILIZERS, SALT &
                 WASTE MANAGEMENT
     1,000,000   Takkt                                                 5,211
                 MAIL ORDER RETAILER OF OFFICE & WAREHOUSE DURABLES
        80,000   Henkel                                                4,961
                 CHEMICALS, DETERGENTS & NON-FOOD CONSUMER BRANDS
        70,000   Beru                                                  4,038
                 AUTO PARTS & ELECTRONICS
       200,000   Lion Bioscience (b)                                     925
                 BIOINFORMATICS
----------------------------------------------------------------------------
                                                                     104,303
                 >DENMARK: 0.6%

       100,000   Kobenhavns Lufthavne                                  8,126
                 COPENHAGEN AIRPORT AUTHORITY
----------------------------------------------------------------------------

                 >NORWAY: 1.8%

     2,190,000   Den Norske Bank                                      10,808
                 BANK
       456,000   Orkla                                                 7,902
                 DIVERSIFIED CONSUMER GOODS
     1,050,000   Tomra Systems                                         4,512
                 REVERSE VENDING MACHINES
       156,000   Ekornes                                               2,087
                 NICHE FURNITURE MANUFACTURER
----------------------------------------------------------------------------
                                                                      25,309
                 >FINLAND: 1.5%

       384,000   Amer Group                                           11,758
                 BRANDED SPORTING GOODS
       475,000   Jaakko Poyry                                          8,387
                 ENGINEERING CONSULTANTS IN FORESTRY, ENERGY
----------------------------------------------------------------------------
                                                                      20,145
                 >SWEDEN: 3.6%

       905,000   Perbio Science                                       16,866
                 CONSUMABLES TO BIOTECH/PHARMACEUTICAL INDUSTRIES
     1,730,000   Intrum Justitia                                       9,434
                 RECEIVABLES MANAGEMENT & DEBT COLLECTION
       520,000   Castellum                                             8,943


NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                 OFFICE, WAREHOUSE & RETAIL PROPERTY COMPANY
       240,000   Munters                                          $    5,223
                 MOISTURE & HUMIDITY CONTROL
       212,000   Hexagon                                               4,680
                 DIVERSIFIED ENGINEERING
       550,000   Nobia                                                 4,127
                 KITCHEN INTERIORS MANUFACTURING & DISTRIBUTION
----------------------------------------------------------------------------
                                                                      49,273

                 >FRANCE/BELGIUM: 8.0%

       500,000   Neopost (b)                                          21,280
                 POSTAGE METER MACHINES
       575,000   Euronext                                             14,280
                 TRADING SERVICES FOR FINANCIAL MARKETS
       445,000   Omega Pharma (Belgium)                               13,564
                 OTC PRODUCTS, PHARMACY & DENTAL SUPPLIES
       130,000   Bacou Dalloz                                         12,755
                 SAFETY EQUIPMENT
       270,000   Essilor International                                10,895
                 EYEGLASS LENSES
       500,000   Fininfo                                               8,909
                 DATA FEEDS FOR FRENCH BANKS & BROKERS
       100,000   Groupe Bourbon                                        7,574
                 FOOD RETAILER
       315,000   Grandvision                                           6,522
                 EUROPEAN EYEGLASS RETAILER
        90,000   Vallourec                                             5,880
                 SEAMLESS TUBES
       100,000   RTL Group (Belgium)                                   4,785
                 TV & RADIO BROADCASTER
        36,000   Bonduelle                                             2,878
                 PRODUCER OF CANNED, FROZEN & FRESH VEGETABLES
----------------------------------------------------------------------------
                                                                     109,322

                 >UNITED KINGDOM/IRELAND: 15.8%

     2,300,000   Anglo Irish Bank (Ireland)                           20,371
                 CORPORATE LENDING: PRIVATE BANKING
     1,300,000   Kerry Group (Ireland)                                20,127
                 FOOD INGREDIENTS
     3,400,000   Hit Entertainment                                    13,893
                 CHILDREN'S TELEVISION SHOWS
     5,500,000   RPS Group                                            12,409
                 ENVIRONMENTAL CONSULTING
     2,500,000   Expro International                                  11,648
                 OFFSHORE OIL FIELD SERVICES
     2,600,000   Grafton Group (Ireland)                              11,514
                 BUILDERS, WHOLESALERS & DIY RETAILING
     1,550,000   Xstrata                                              10,312
                 DIVERSIFIED MINING HOLDING COMPANY
     1,000,000   Exel                                                 10,281
                 GLOBAL LOGISTICS & FREIGHT FORWARDING
     1,200,000   Torex                                                 9,917
                 APPLICATION SOFTWARE FOR HOSPITAL
                 MANAGEMENT & RETAIL
       125,000   Depfa Bank (Ireland)                                  9,741
                 INTERNATIONAL PUBLIC SECTOR FINANCE
     1,420,000   Spectris                                              9,694
                 ELECTRONIC INSTRUMENTS & CONTROLS
     6,500,000   Tullow Oil (b)                                        8,483
                 OIL & GAS PRODUCER
     1,150,000   Bunzl                                                 8,074
                 DISTRIBUTION OF DISPOSABLE PRODUCTS TO FOOD INDUSTRY

LIBERTY ACORN INTERNATIONAL
    >STATEMENT OF INVESTMENTS (UNAUDITED), CONTINUED

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                 >UNITED KINGDOM/IRELAND--CONTINUED

       420,000   Cobham                                           $    8,021
                 AEROSPACE
     1,700,000   Euro Money Institutional Investor                     7,973
                 FINANCIAL PUBLICATIONS
     1,490,900   SSL International                                     7,220
                 MEDICAL & FOOTCARE PRODUCTS
     1,200,000   Smith & Nephew                                        6,907
                 MEDICAL EQUIPMENT & SUPPLIES
     1,500,000   Nestor Healthcare                                     6,902
                 HEALTHCARE STAFFING COMPANY
     5,375,000   Marconi (b)                                           5,464
                 TELECOMMUNICATIONS EQUIPMENT
       500,000   Irish Life & Permanent (Ireland)                      5,406
                 SAVINGS PRODUCTS
       500,000   Jurys Doyle Hotel (Ireland)                           4,848
                 HOTEL GROUP
       600,000   Business Post                                         4,116
                 PARCEL & EXPRESS MAIL SERVICE
       450,000   McCarthy & Stone                                      3,652
                 BUILDER OF RETIREMENT APARTMENTS
        55,000   Intermediate Capital                                    884
                 EUROPEAN PROVIDER OF MEZZANINE CAPITAL
----------------------------------------------------------------------------
                                                                     217,857
                 >SWITZERLAND: 6.3%

        21,000   Synthes-Stratec                                      15,118
                 PRODUCTS FOR ORTHOPEDIC SURGERY
        30,000   Givaudan                                             12,652
                 INDUSTRIAL FRAGRANCES & FLAVORS
        40,000   Geberit International                                12,341
                 PLUMBING SUPPLIES
        80,000   Kaba Holdings                                        11,423
                 BUILDING SECURITY SYSTEMS
         5,250   Pargesa                                              10,725
                 INDUSTRIAL & MEDIA CONGLOMERATE
        33,500   BKW Energie                                           8,105
                 ELECTRIC UTILITY
        40,000   Schindler                                             6,452
                 ELEVATOR MANUFACTURER & SERVICE PROVIDER
       110,000   Bachem                                                5,420
                 PEPTIDES
        90,000   Bon Appetit                                           4,075
                 WHOLESALE FOOD DISTRIBUTOR AND SPECIALTY
                 RESTAURANT/RETAILER
----------------------------------------------------------------------------
                                                                      86,311

                 >ITALY: 3.5%

     1,200,000   Autogrill                                            13,113
                 RESTAURANTS & CATERING FOR TRAVELERS
     1,500,000   Saipem                                               11,249
                 OFFSHORE OIL CONSTRUCTION & DRILLING
     2,700,000   Parmalat Finanziaria                                  8,510
                 DAIRY PRODUCER
       212,000   Davide Campari                                        8,133
                 BEVERAGES
     1,700,000   De Longhi                                             7,489
                 CONSUMER APPLIANCES FOR HEATING,
                 AIR CONDITIONING & COOKING
----------------------------------------------------------------------------
                                                                      48,494


NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                 >SPAIN: 4.8%

     2,000,000   Abengoa                                          $   11,963
                 ENGINEERING & CONSTRUCTION
       530,000   Gamesa                                               11,857
                 SPANISH WIND TURBINES
       757,000   Prosegur                                             11,207
                 SECURITY GUARDS
       600,000   Red Electrica                                         7,868
                 SPANISH POWER GRID
     1,137,045   Cortefiel                                             7,847
                 APPAREL RETAILER
     1,600,000   Telefonica Publicidado Info                           7,748
                 SPANISH TELEPHONE DIRECTORIES
       425,000   Zardoya Otis                                          6,404
       425,000   Zardoya Otis Bonus Rights                               636
                 ELEVATOR MANUFACTURER & SERVICE PROVIDER
----------------------------------------------------------------------------
                                                                      65,530
                 >NETHERLANDS: 5.5%

       545,000   Hunter Douglas                                       18,180
                 DECORATIVE WINDOW COVERINGS
       377,000   OPG Groep                                            11,479
                 PHARMACEUTICAL WHOLESALER & RETAILER
       800,000   Vopak                                                10,895
                 OIL & CHEMICAL STORAGE
       585,000   IM Tech                                              10,854
                 TECHNICAL ENGINEERING
       230,476   Fugro                                                 9,544
                 SURVEY & GPS SERVICES
       686,122   United Services Group                                 8,089
                 TEMPORARY STAFFING SERVICES
       409,000   Aalberts Industrie                                    7,198
                 FLOW CONTROL & HEAT TREATMENT
----------------------------------------------------------------------------
                                                                      76,239

                 >LUXEMBOURG: 1.4%

       420,000   Tenaris (b)                                          10,710
                 STEEL PIPE FOR OIL WELLS & PIPELINES
     1,280,000   Ses Global                                            8,319
                 SATELLITE BROADCASTING SERVICES
----------------------------------------------------------------------------
                                                                      19,029
                                                                  ----------
EUROPE:          TOTAL                                               829,938
----------------------------------------------------------------------------

ASIA: 22.2%
                 >HONG KONG/CHINA: 5.3%

    35,000,000   Global Bio-Chem Technology Group                     11,333
                 CORN-BASED FOOD PRODUCTS
     3,000,000   TVB                                                  10,714
                 TELEVISION PROGRAMMING & BROADCASTING
     5,600,000   Techtronic Industries                                 9,371
                 POWER TOOL MANUFACTURER
     4,000,000   Hong Kong Exchanges & Clearing                        5,796
                 TRADING, CLEARING & SETTLEMENT SERVICES FOR
                 FINANCIAL MARKETS
    20,000,000   Sinotrans (China) (b)                                 5,642
                 INTEGRATED LOGISTICS IN CHINA
    12,000,000   JCG Holding                                           5,617
                 CONSUMER FINANCE
    11,000,000   Zhejiang Expressway                                   4,549
                 TOLL ROAD BUILDER & OPERATOR

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                 >HONG KONG/CHINA--CONTINUED

    15,000,000   Linmark                                          $    4,520
                 APPAREL/HARD GOODS SOURCING AGENT
    12,000,000   Jiangsu Expressway                                    4,501
                 TOLL ROAD BUILDER & OPERATOR
    25,000,000   Lerado Group                                          4,168
                 BABY PARAPHERNALIA
     8,000,000   Hainan Meilan Airport                                 3,770
                 CHINESE AIRPORT OPERATOR
     5,802,000   Lianhua Supermarket (b)                               3,088
                 CHINESE SUPERMARKET CHAIN
----------------------------------------------------------------------------
                                                                      73,069

                 >JAPAN: 8.2%

       875,000   Yakult Honsha                                        11,754
                 DAIRY BASED BEVERAGES
       267,000   Uni-Charm                                            11,562
                 INFANT HYGIENE & FEMININE CARE PRODUCTS
     1,005,000   Toyo Technica                                         9,878
                 VALUE ADDED RESELLER OF IMPORTED INSTRUMENTATION
       190,000   USS                                                   9,638
                 USED CAR AUCTIONEER
       292,500   Fuji Seal                                             8,981
                 PACKAGING MATERIALS & MACHINERY
       410,000   Daito Trust Construction                              8,638
                 APARTMENT BUILDER
       220,000   ARRK                                                  7,691
                 PROTOTYPES & MOLDS FOR NEW PRODUCT DEVELOPMENT
       700,000   NIFCO                                                 7,522
                 MOLDED PLASTIC COMPONENTS
       385,000   Daiseki                                               5,801
                 WASTE DISPOSAL & RECYCLING
        35,000   Bellsystem24                                          5,621
                 CALL CENTERS
       325,000   Aderans                                               5,776
                 HAIR PIECES
       135,000   Sugi Pharmacy                                         5,508
                 DRUGSTORES
       150,000   Eneserve                                              5,419
                 IN-HOUSE POWER GENERATORS
       140,000   Goldcrest                                             3,679
                 APARTMENT DEVELOPER
     1,150,000   OMC Card                                              3,521
                 CREDIT CARD ISSUER
       100,000   Taisei Lamick                                         2,340
                 PACKAGING MATERIALS & MACHINERY
----------------------------------------------------------------------------
                                                                     113,329

                 >TAIWAN: 1.0%

     1,750,000   Ase Test (b)                                          9,625
                 SEMICONDUCTOR PACKAGING & TEST SERVICES
     6,150,000   Chroma Ate (b)                                        3,856
                 TEST & MEASUREMENT INSTRUMENTS
----------------------------------------------------------------------------
                                                                      13,481

                 >SOUTH KOREA: 4.0%

       575,000   Hyundai Mobis                                        14,754
                 AUTO PARTS
       140,000   Cheil Communications                                 13,771
                 ADVERTISING
       500,000   S1 Corporation                                        9,460
                 SECURITY SERVICES

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

       156,264   Yuhan                                            $    7,417
                 ETHICAL DRUG PRODUCER
       100,000   Samsumg Fire & Marine                                 4,864
                 NON-LIFE INSURANCE
       475,000   Samyoung Heat Exchange (c)                            4,732
                 POWER PLANT RELATED MACHINERY
----------------------------------------------------------------------------
                                                                      54,998

                 >SINGAPORE: 2.4%

    27,000,000   Comfort Group (b)                                    12,344
                 TAXI SERVICE
     1,200,000   Venture                                              10,973
                 ELECTRONIC MANUFACTURING SERVICES
     9,000,000   Sembcorp Logistics                                    9,610
                 LOGISTIC SERVICES FOR MARINE TRANSPORT
----------------------------------------------------------------------------
                                                                      32,927

                 >INDIA: 1.3%

     2,000,000   Housing Development Finance                          17,655
                 MORTGAGE LOAN PROVIDER IN INDIA
----------------------------------------------------------------------------

                                                                  ----------
ASIA:   TOTAL                                                       305,459
----------------------------------------------------------------------------

LATIN AMERICA: 1.3%
                 >MEXICO: 1.1%

       600,000   Grupo Aeroportuario                                   8,778
                 MEXICAN AIRPORT AUTHORITY
     3,500,000   Consorcio ARA (b)                                     6,950
                 LOW/MEDIUM INCOME HOUSE BUILDER
----------------------------------------------------------------------------
                                                                      15,728

                 >BRAZIL: 0.2%

       835,000   Cia De Consessoes Rodoviaria                          2,654
                 BRAZILIAN TOLLROADS
----------------------------------------------------------------------------

                                                                  ----------
LATIN AMERICA: TOTAL                                                  18,382
----------------------------------------------------------------------------

OTHER COUNTRIES: 12.1%
                 >AUSTRALIA/NEW ZEALAND: 4.8%

     2,500,000   Jupiters                                             10,760
                 CASINO
     3,500,000   The Warehouse Group (New Zealand)                    10,638
                 WAREHOUSE CLUB
     2,500,000   Billabong International                              10,307
                 SURFWEAR APPAREL MANUFACTURER
     1,800,000   Sky City Entertainment (New Zealand)                  9,959
                 CASINO/ENTERTAINMENT COMPLEX
     2,500,000   Lion Nathan                                           8,997
                 BEER BREWER/DISTRIBUTOR
       420,000   Perpetual Trustees                                    8,658
                 INVESTMENT MANAGEMENT
     5,000,000   Computershare                                         6,278
                 FINANCIAL SOFTWARE/SERVICES
----------------------------------------------------------------------------
                                                                      65,597

                 >CANADA: 6.6%

     1,000,000   Corus Entertainment (b)                              16,780
                 CATV PROGRAMMING
       365,000   Talisman Energy                                      16,557
                 OIL & GAS PRODUCER
       300,000   Power Financial                                       9,681
                 LIFE INSURANCE & MUTUAL FUNDS

LIBERTY ACORN INTERNATIONAL
    >STATEMENT OF INVESTMENTS (UNAUDITED), CONTINUED

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                 >CANADA--CONTINUED

     5,000,000   Esprit Exploration (b)                           $    8,850
                 NATURAL GAS PRODUCER
       700,000   Shawcor                                               7,745
                 OIL & GAS PIPELINE PRODUCTS
       600,000   Patheon (b)                                           6,638
                 PHARMACEUTICAL CONTRACT MANUFACTURER
       450,000   Moore-Wallace (b)                                     6,536
                 COMMERCIAL PRINTING
       500,000   Kingsway Financial (b)                                6,030
                 AUTO & SPECIALTY INSURANCE
       750,000   Altagas Services                                      5,947
                 NATURAL GAS GATHERER & PROCESSOR
       450,000   Intrawest                                             5,898
                 OWNER/OPERATOR OF SKI RESORTS
----------------------------------------------------------------------------
                                                                      90,662

                 >RUSSIA: 0.2%

         8,666   Khanty Mansiysk (b)                                   3,596
                 OIL PRODUCTION IN RUSSIA
----------------------------------------------------------------------------

                 >SOUTH AFRICA: 0.5%

       500,000   Harmony Gold                                          6,580
                 GOLD MINING
----------------------------------------------------------------------------

                                                                  ----------
OTHER:           TOTAL                                               166,435


TOTAL COMMON STOCKS AND OTHER                                     ----------
   EQUITY-LIKE SECURITIES: 96.0%                                   1,320,214
                 (COST: $1,224,127)


PRINCIPAL AMOUNT (000)                                            VALUE (000)
----------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS: 2.8%
   $    35,000   Household Finance 1.31%
                   Due 7/01/03                                    $   35,000
         3,707   Repurchase Agreement with
                   State Street Bank & Trust Co.,
                   dated 6/30/03, due 7/01/03
                   at 1.10%, collateralized by
                   Federal Home Loan Mortgage
                   Notes maturing 1/28/05, market
                   value $3,783
                   (repurchase proceeds: $3,707)                       3,707
----------------------------------------------------------------------------
                 (AMORTIZED COST: $38,707)                            38,707
                                                                  ----------

TOTAL INVESTMENTS: 98.8%                                           1,358,921
                 (COST: $1,262,834) (a)

CASH AND OTHER ASSETS LESS LIABILITIES: 1.2%                          16,019
                                                                  ----------
TOTAL NET ASSETS: 100%                                            $1,374,940



--------------------------------------------------------------------------------
>NOTES TO STATEMENT OF INVESTMENTS (IN THOUSANDS)

(a) A t June 30, 2003, for federal income tax purposes cost of investment was $1,270,059 and net unrealized appr eciation was $88, 862 consisting of gross unrealized appreciation of $217,990 and gross unrealized depreciation of $129,128.
(b) Non-income producing security.
(c) On June 30, 2003, the fund held the following per centages of the outstanding voting shar es of the companies listed below:
    Samyoung Heat Exchange (South Korea) 6.33%
    The aggregate cost and value of this company at June 30, 2003, was $8,990 and $4,732, respectively. Investments in affiliate companies represent 0.34% of total net assets at June 30, 2003. The change in unrealized gain in this company amounted to $6 for the period ended June 30, 2003. There was no other investment activity during the period.
(d) On June 30, 2003, $504,690 or 36.7% of the Fund's net assets was denominated in the Euro currency.

LIBERTY ACORN INTERNATIONAL
    >PORTFOLIO DIVERSIFICATION (UNAUDITED)

At June 30, 2003, the Fund's portfolio investments as a percent of net assets was diversified as follows:

                                                VALUE (000)       PERCENT
-------------------------------------------------------------------------

>COMPUTER HARDWARE

Semiconductors                                  $    9,625            0.7%
-------------------------------------------------------------------------
                                                     9,625            0.7

>TECHNOLOGY SERVICES

Full Service                                         9,917            0.7
Embedded Systems                                     9,049            0.7
-------------------------------------------------------------------------
                                                    18,966            1.4

>TELECOM

Cable                                                8,319            0.6
ISP                                                  5,464            0.4
-------------------------------------------------------------------------
                                                    13,783            1.0

>BROADCASTING/MEDIA CONTENT

Radio & TV Broadcasting                             29,392            2.1
Hybrid Internet                                     24,630            1.8
Media Content Providers                             16,780            1.2
Market Research                                      9,432            0.7
-------------------------------------------------------------------------
                                                    80,234            5.8

>HEALTH CARE

Services                                            54,389            4.0
Drugs                                               49,993            3.6
Devices & Consumables                               29,245            2.1
Biotech                                              6,345            0.5
-------------------------------------------------------------------------
                                                   139,972           10.2

>BUSINESS SERVICES

Business Services                                   53,299            3.9
BPO                                                 26,491            1.9
Logistics                                           19,891            1.4
Consumer Services                                    9,638            0.7
-------------------------------------------------------------------------
                                                   109,319            7.9


                                                Value (000)       Percent
-------------------------------------------------------------------------
>FINANCIALS

Lending Institutions                            $   60,376            4.4%
Asset Management                                    28,734            2.1
Insurance                                           25,981            1.9
-------------------------------------------------------------------------
                                                   115,091            8.4

>CONSUMER GOODS/SERVICES

Branded Goods                                      166,788           12.1
Leisure                                             56,682            4.1
Retail Outlets                                      47,187            3.4
Distribution/ E-Commerce                            16,155            1.2
-------------------------------------------------------------------------
                                                   286,812           20.8

>INDUSTRIALS

Goods                                              221,460           16.1
R&D Design Firms                                    17,715            1.3
Construction                                        16,001            1.2
Electronic Manufacturing                            13,734            1.0
EMS Design                                          10,973            0.8
Distribution                                         5,642            0.4
-------------------------------------------------------------------------
                                                   285,525           20.8

>OTHER INDUSTRIES

Energy                                             118,632            8.6
Real Estate                                         46,472            3.4
Utilities                                           44,890            3.3
Not-Classified                                      40,168            2.9
Conglomerate                                        10,725            0.8
-------------------------------------------------------------------------
                                                   260,887           19.0


TOTAL COMMON STOCKS AND                          ------------------------
     OTHER EQUITY-LIKE SECURITIES:               1,320,214           96.0
SHORT-TERM OBLIGATIONS:                             38,707            2.8
                                                 ------------------------
TOTAL INVESTMENTS:                               1,358,921           98.8
CASH AND OTHER ASSETS
   LESS LIABILITIES:                                16,019            1.2
                                                 ------------------------

TOTAL NET ASSETS:                               $1,374,940          100.0%
=========================================================================

LIBERTY ACORN USA
    >MAJOR PORTFOLIO CHANGES IN THE SECOND QUARTER (UNAUDITED)

                                                     NUMBER OF SHARES
                                                -------------------------
                                                 03/31/03        06/30/03
Additions
-------------------------------------------------------------------------
          Information

Cable Design Technologies                                0        150,000
Crown Castle International                         490,000        550,000
JDA Software                                       864,000        974,000
MRO Software                                       348,500        473,500

-------------------------------------------------------------------------
          CONSUMER GOODS/SERVICES

Aeropostale                                        110,500        135,500
Oxford Industries                                        0         28,000

-------------------------------------------------------------------------
          FINANCE

AmeriCredit                                        846,500        931,500
Harleysville Group                                       0         97,000

-------------------------------------------------------------------------
          ENERGY/MINERALS

FMC Technologies                                    30,700        110,700
Ultra Petroleum                                    135,000        215,000


                                                    NUMBER OF SHARES
                                                -------------------------
                                                 03/31/03        06/30/03
Sales
-------------------------------------------------------------------------
          FINANCE

World Acceptance                                   590,000        550,000

LIBERTY ACORN USA
    >STATEMENT OF INVESTMENTS (UNAUDITED), JUNE 30, 2003


NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                                                        COMMON STOCKS: 92.6%
----------------------------------------------------------------------------
INFORMATION: 39.1%
                 >BROADCASTING: 2.2%

       333,100   Salem Communications (b)                          $   6,666
                 RADIO STATIONS FOR RELIGIOUS PROGRAMMING
       138,500   Gray Television                                       1,717
                 MID MARKET AFFILIATED TV STATIONS
        57,000   Saga Communications (b)                               1,109
                 RADIO STATIONS IN SMALL & MID-SIZED CITIES
----------------------------------------------------------------------------
                                                                       9,492
                 >TELEVISION PROGRAMMING: 1.4%

       600,000   Mediacom Communications (b)                           5,922
                 CABLE TELEVISION FRANCHISES
----------------------------------------------------------------------------

                 >TELECOMMUNICATIONS/WIRELINE
                 COMMUNICATIONS: 2.4%

       227,800   Commonwealth Telephone (b)                           10,016
                 RURAL PHONE FRANCHISES & CLEC
----------------------------------------------------------------------------

                 >MOBILE COMMUNICATIONS: 4.5%

       927,000   Western Wireless (b)                                 10,688
                 PHONE SERVICES
       550,000   Crown Castle International (b)                        4,273
                 COMMUNICATION TOWERS IN USA & UK
        60,000   Telephone & Data Systems                              2,982
                 CELLULAR & TELEPHONE SERVICES
       182,700   COMARCO (b)                                           1,297
                 WIRELESS NETWORK TESTING
----------------------------------------------------------------------------
                                                                      19,240
                 >COMPUTER SERVICES: 2.2%

       232,000   American Management Systems (b)                       3,313
                 SOFTWARE DEVELOPMENT SERVICES
       786,000   RCM Technologies (b)(c)                               3,065
                 TECHNOLOGY STAFFING SERVICES
       670,000   AnswerThink Consulting (b)                            1,293
                 IT INTEGRATOR FOR FORTUNE 2000
       149,600   Ciber (b)                                             1,050
                 SOFTWARE SERVICES & STAFFING
       256,600   Analysts International (b)                              639
                 TECHNOLOGY STAFFING SERVICES
----------------------------------------------------------------------------
                                                                       9,360
                 >BUSINESS/CONSUMER SOFTWARE: 15.9%

       527,600   Micros Systems (b)                                   17,400
                 INFORMATION SYSTEMS FOR RESTAURANTS & HOTELS
       221,100   Kronos (b)                                           11,234
                 LABOR MANAGEMENT SOLUTIONS
       974,000   JDA Software (b)                                     10,899
                 APPLICATIONS/SOFTWARE & SERVICES FOR RETAILERS
       370,000   JD Edwards (b)                                        5,302
                 MID MARKET ERP & SUPPLY CHAIN SOFTWARE
     1,330,000   Novell (b)                                            4,096
                 SECURITY & IDENTITY MANAGEMENT SOFTWARE
       473,500   MRO Software (b)                                      4,086
                 ENTERPRISE MANAGEMENT SOFTWARE
       206,000   Group 1 Software (b)                                  3,805
                 ADDRESS VERIFICATION SOFTWARE
       192,500   THQ (b)                                               3,465
                 ENTERTAINMENT SOFTWARE


NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

       505,000   E.Piphany (b)                                     $   2,581
                 CRM SOFTWARE
       140,000   SPSS (b)                                              2,344
                 STATISTICAL ANALYSIS SOFTWARE
       102,000   Activision (b)                                        1,318
                 ENTERTAINMENT SOFTWARE
        65,000   MAPICS (b)                                              533
                 MID MARKET ERP SOFTWARE
       100,000   Aspect Communications (b)                               387
                 CALL CENTER SOFTWARE
----------------------------------------------------------------------------
                                                                      67,450
                 >TRANSACTION PROCESSORS: 2.2%

       211,640   Global Payments                                       7,513
                 CREDIT CARD PROCESSOR
       170,000   Euronet Worldwide (b)                                 1,838
                 ATM PROCESSOR
----------------------------------------------------------------------------
                                                                       9,351
                 >BUSINESS INFORMATION/MARKETING
                 SERVICES/PUBLISHING: 2.1%

       102,800   Getty Images (b)                                      4,246
                 PHOTOGRAPHS FOR PUBLICATIONS & ELECTRONIC MEDIA
       240,000   Navigant Consulting (b)                               2,844
                 CONSULTING FIRM
       108,600   Information Holdings (b)                              1,982
                 PATENT & OTHER BUSINESS INFORMATION
----------------------------------------------------------------------------
                                                                       9,072
                 >CONTRACT MANUFACTURING: 0.4%

       140,000   Plexus (b)                                            1,614
                 ELECTRONIC MANUFACTURING SERVICES
----------------------------------------------------------------------------

                 >INSTRUMENTATION: 0.3%

        60,000   Trimble Navigation (b)                                1,376
                 GPS-BASED INSTRUMENTS
----------------------------------------------------------------------------

                 >COMPUTER HARDWARE/SEMICONDUCTORS/
                 RELATED EQUIPMENT: 5.5%

       129,000   Zebra Technologies (b)                                9,700
                 BAR CODE PRINTERS
       175,300   Integrated Circuit Systems (b)                        5,510
                 SILICON TIMING DEVICES
       424,100   Seachange International (b)                           4,046
                 SYSTEMS FOR VIDEO ON DEMAND & AD INSERTION
        70,000   LittelFuse (b)                                        1,565
                 FUSES FOR OVERCURRENT & OVERVOLTAGE PROTECTION
        40,000   Rogers (b)                                            1,332
                 PCB LAMINATES & HIGH PERFORMANCE FOAMS
       150,000   Cable Design Technologies (b)                         1,072
                 NETWORKING & SPECIALTY CABLES
----------------------------------------------------------------------------
                                                                      23,225
                                                                 -----------
                 INFORMATION: TOTAL                                  166,118
----------------------------------------------------------------------------

HEALTH CARE: 17.2%
                 >BIOTECHNOLOGY/DRUG DELIVERY: 2.9%

       720,000   Nektar Therapeutics (b)                               6,646
                 PULMONARY DRUG DELIVERY
       211,400   Enzon (b)                                             2,647
                 POLYMER DELIVERY TECHNOLOGY FOR IMPROVED DRUGS

LIBERTY ACORN USA
    >STATEMENT OF INVESTMENTS (UNAUDITED), CONTINUED

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                 >BIOTECHNOLOGY/DRUG DELIVERY--CONTINUED

       375,000   Locus Discovery, Series D, Pfd. (b)               $   1,500
                 HIGH THROUGHPUT RATIONAL DRUG DESIGN
        90,000   Applera-Celera Genomics (b)                             929
                 DIAGNOSTICS & DRUG DEVELOPMENT
       154,000   SYRRX, Series C (b)                                     348
                 X-RAY CRYSTALLOGRAPHY
       363,636   Metabolex, Series F (b)                                  44
                 DRUGS FOR DIABETES
----------------------------------------------------------------------------
                                                                      12,114
                 >MEDICAL EQUIPMENT: 4.9%

       335,000   Edwards Lifesciences (b)                             10,767
                 HEART VALVES
       220,000   Viasys Healthcare (b)                                 4,554
                 RESPIRATORY & NEUROLOGY MEDICAL EQUIPMENT
       135,600   Visx (b)                                              2,353
                 LASER EYE SURGERY
       345,000   Novoste (b)                                           2,070
                 RADIATION CATHETERS FOR IN-STENT RESTENOSIS
        30,000   Diagnostic Products                                   1,231
                 IMMUNODIAGNOSTIC KITS
----------------------------------------------------------------------------
                                                                      20,975
                 >MEDICAL SUPPLIES: 1.6%

       222,800   Techne (b)                                            6,760
                 CYTOKINES, ANTIBODIES, OTHER REAGENTS
                 FOR LIFE SCIENCES
----------------------------------------------------------------------------

                 >SERVICES: 7.8%

       639,000   First Health Group (b)                               17,636
                 PPO NETWORK
       246,800   Lincare Holdings (b)                                  7,777
                 HOME HEALTH CARE SERVICES
       323,300   NDCHealth Group                                       5,933
                 HEALTH CLAIMS PROCESSING & DRUG MARKETING SERVICES
       100,000   Dendrite International (b)                            1,288
                 SOFTWARE FOR PHARMACEUTICAL SALES FORCE
        26,000   Medquist (b)                                            526
                 MEDICAL TRANSCRIPTION SERVICES
----------------------------------------------------------------------------
                                                                      33,160
                                                                 -----------
                 HEALTH CARE: TOTAL                                   73,009

----------------------------------------------------------------------------
CONSUMER GOODS/SERVICES: 13.8%
                 >CONSUMER SERVICES: 3.1%

       430,000   ITT Educational Services (b)                         12,578
                 POST-SECONDARY DEGREE PROGRAM
        48,900   Bally Total Fitness (b)                                 442
                 NATIONAL CHAIN OF FITNESS CENTERS
----------------------------------------------------------------------------
                                                                      13,020
                 >APPAREL: 1.7%

       197,600   Steven Madden (b)                                     4,316
                 WHOLESALER/RETAILER OF FASHION FOOTWARE
        32,000   Coach (b)                                             1,592
                 DESIGNER & RETAILER OF BRANDED LEATHER ACCESSORIES
        28,000   Oxford Industries                                     1,163
                 BRANDED & PRIVATE LABEL APPAREL
----------------------------------------------------------------------------
                                                                       7,071


NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------
                 >ENTERTAINMENT: 1.2%

        91,300   International Speedway Motors                     $   3,607
                 LARGEST MOTORSPORT RACETRACK OWNER & OPERATOR
        70,000   Action Performance                                    1,330
                 MOTORSPORT COLLECTIBLES & MERCHANDISING
----------------------------------------------------------------------------
                                                                       4,937
                 >DURABLE GOODS: 0.3%

        30,000   American Woodmark                                     1,397
                 KITCHEN CABINET
----------------------------------------------------------------------------

                 >FURNITURE: 0.5%

        60,000   Herman Miller                                         1,213
                 OFFICE FURNITURE
        20,000   Mohawk Industries (b)                                 1,111
                 CARPET & FLOORING
-----------------------------------------------------------------------------
                                                                       2,324
                 >NONDURABLES: 1.9%

       167,200   Scotts Company (b)                                    8,276
                 CONSUMER LAWN & GARDEN PRODUCTS
-----------------------------------------------------------------------------

                 >RETAIL: 5.1%

       212,500   Christopher & Banks (b)                               7,860
                 WOMEN'S APPAREL RETAILER
       135,500   Aeropostale (b)                                       2,911
                 MALL BASED TEEN RETAILER
        58,300   Urban Outfitters (b)                                  2,093
                 MULTI CHANNEL LIFESTYLE RETAILER
       347,000   Gadzooks (b)                                          1,971
                 TEEN APPAREL RETAILER
        50,000   Michaels Stores                                       1,903
                 CRAFT & HOBBY SPECIALTY RETAILER
        50,000   Ann Taylor (b)                                        1,447
                 WOMEN'S APPAREL RETAILER
        50,000   Abercrombie & Fitch (b)                               1,420
                 TEEN APPAREL RETAILER
        75,000   Genesco (b)                                           1,327
                 MULTI-CONCEPT BRANDED FOOTWEAR RETAILER
        25,000   Petco Animal Supplies (b)                               544
                 PET SUPPLIES & SERVICES
----------------------------------------------------------------------------
                                                                      21,476

                                                                 -----------
                 CONSUMER GOODS/SERVICES: TOTAL                       58,501

----------------------------------------------------------------------------
FINANCE: 11.2%
                 >BANKS: 1.1%

       158,125   Chittenden                                            4,325
                 VERMONT & WEST MASSACHUSETTS BANK
        10,000   TCF Financial                                           398
                 GREAT LAKES BANK
----------------------------------------------------------------------------
                                                                       4,723
                 >FINANCE COMPANIES: 4.0%

       550,000   World Acceptance (b)                                  8,954
                 PERSONAL LOANS
       931,500   AmeriCredit (b)                                       7,964
                 AUTO LENDING
----------------------------------------------------------------------------
                                                                      16,918

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------
                 >SAVINGS & LOAN: 1.5%

        75,000   Downey Financial                                  $   3,097
                 CALIFORNIA HOME LENDER
       116,400   Anchor Bancorp Wisconsin                              2,781
                 WISCONSIN THRIFT
        16,500   Peoples Bank Bridgeport                                 478
                 CONNECTICUT SAVINGS & LOAN
----------------------------------------------------------------------------
                                                                       6,356
                 >MONEY MANAGEMENT: 0.3%

        40,000   SEI Investments                                       1,280
                 MUTUAL FUND ADMINISTRATION &
                 INVESTMENT MANAGEMENT
----------------------------------------------------------------------------

                 >INSURANCE: 4.3%

       350,000   HCC Insurance Holdings                               10,350
                 AVIATION INSURANCE
        17,000   Markel (b)                                            4,352
                 SPECIALTY INSURANCE
        97,000   Harleysville Group                                    2,233
                 COMMERCIAL & PERSONAL LINES INSURANCE
        35,000   Philadelphia Consolidated Holding (b)                 1,414
                 SPECIALTY INSURANCE
----------------------------------------------------------------------------
                                                                      18,349

                                                                 -----------
                 FINANCE: TOTAL                                       47,626
----------------------------------------------------------------------------
INDUSTRIAL GOODS/SERVICES: 5.0%
                 >SPECIALTY CHEMICALS/INDUSTRIAL

                 MATERIALS: 0.7%
        95,000   Spartech                                              2,015
                 PLASTICS DISTRIBUTION & COMPOUNDING
        70,000   Schulman                                              1,124
                 PLASTICS DISTRIBUTION & COMPOUNDING
----------------------------------------------------------------------------
                                                                       3,139
                 >INDUSTRIAL DISTRIBUTION: 0.2%

       100,000   NuCo2 (b)                                               941
                 BULK CO2 GAS DISTRIBUTION TO RESTAURANTS
----------------------------------------------------------------------------

                 >CONSTRUCTION: 0.3%

        30,000   Florida Rock Industries                               1,238
                 CONCRETE & AGGREGATES
----------------------------------------------------------------------------

                 >MACHINERY: 0.6%

        59,000   Esco Technologies (b)                                 2,596
                 FILTRATION & TEST EQUIPMENT
----------------------------------------------------------------------------

                 >WATER: 1.1%

       134,000   Cuno (b)                                              4,840
                 FILTRATION & FLUIDS CLARIFICATION
----------------------------------------------------------------------------

                 >INDUSTRIAL GOODS: 0.1%

        10,300   Intermagnetics General (b)                              204
                 SUPERCONDUCTING WIRE
----------------------------------------------------------------------------


NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------
                 >LOGISTICS: 1.1%

       346,000   Hub Group (b)                                     $   3,038
                 TRUCK & RAIL FREIGHT FORWARDER
        59,600   Forward Air (b)                                       1,512
                 FREIGHT TRANSPORTATION BETWEEN AIRPORTS
----------------------------------------------------------------------------
                                                                       4,550
                 >INDUSTRIAL SERVICES: 0.9%

       206,900   Insurance Auto Auctions (b)                           2,599
                 AUTO SALVAGE SERVICES
        95,000   Clark (b)                                             1,135
                 EXECUTIVE COMPENSATION & BENEFITS CONSULTING
----------------------------------------------------------------------------
                                                                       3,734

                                                                 -----------
                 INDUSTRIAL GOODS/SERVICES: TOTAL                     21,242

----------------------------------------------------------------------------
ENERGY/MINERALS: 5.5%
                 >OIL SERVICES: 1.5%

       651,000   Newpark Resources (b)                                 3,567
                 DRILLING FLUID SERVICES TO OIL & GAS INDUSTRY
       110,700   FMC Technologies (b)                                  2,330
                 OIL & GAS WELL HEAD MANUFACTURER
        10,000   Carbo Ceramics                                          372
                 NATURAL GAS WELL STIMULANTS
----------------------------------------------------------------------------
                                                                       6,269
                 >OIL & GAS PRODUCERS: 1.6%

       215,000   Ultra Petroleum (b)                                   2,776
                 NATURAL GAS PRODUCER
        68,000   Western Gas                                           2,693
                 OIL & COAL SEAM GAS PRODUCER
        82,100   Southwestern Energy (b)                               1,232
                 NATURAL GAS PRODUCER
----------------------------------------------------------------------------
                                                                       6,701
                 >DISTRIBUTION/MARKETING/REFINING: 2.4%

       122,600   Equitable Resources                                   4,995
                 NATURAL GAS UTILITY & PRODUCER
       193,000   Atmos Energy                                          4,786
                 NATURAL GAS UTILITY
       115,000   Aquila (b)                                              712
                 ELECTRIC UTILITY HOLDING COMPANY
----------------------------------------------------------------------------
                                                                      10,493
                                                                 -----------
                 ENERGY/MINERALS: TOTAL                               23,463
----------------------------------------------------------------------------
OTHER INDUSTRIES: 0.8%
                 >REAL ESTATE: 0.8%

        47,000   The Rouse Company                                     1,791
                 REGIONAL SHOPPING MALLS
       100,000   Crescent Real Estate Equities                         1,661
                 CLASS A OFFICE BUILDINGS
----------------------------------------------------------------------------
                                                                       3,452

                                                                 -----------
                 OTHER INDUSTRIES: TOTAL                               3,452
----------------------------------------------------------------------------
TOTAL COMMON STOCKS: 92.6%                                           393,411
                 (COST: $343,663)

LIBERTY ACORN USA
    >STATEMENT OF INVESTMENTS (UNAUDITED), CONTINUED

PRINCIPAL AMOUNT(000)                                            VALUE (000)
----------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS: 7.5%

     $  30,000   Household Finance 1.03% - 1.31%
                     Due 7/01 - 7/02/03                            $  30,000
         1,750   Repurchase Agreement with State
                    Street Bank & Trust Co., dated
                    6/30/03, due 7/01/03 at 1.10%,
                    collateralized by Federal Home
                    Loan Mortgage Notes maturing
                    1/28/05, market value $1,785
                     (repurchase proceeds: $1,750)                     1,750
----------------------------------------------------------------------------
                 (AMORTIZED COST: $31,750)                            31,750

                                                                 -----------
TOTAL INVESTMENTS: 100.1%                                            425,161
                 (COST: $375,413) (a)


CASH AND OTHER ASSETS LESS LIABILITIES: (0.1%)                          (256)
                                                                 -----------
TOTAL NET ASSETS: 100%                                             $ 424,905
============================================================================


--------------------------------------------------------------------------------
>Notes to Statement of Investments (in thousands)

(a) At June 30, 2003, for federal income tax purposes cost of investment is the same and net unrealized appreciation was $49,748 consisting of gross unrealized appreciation of $92,647 and gross unrealized depreciation of $42,899.

(b) Non-income producing security.

(c) On June 30, 2003, the fund held the following percentages of the outstanding voting shares of the companies listed below:
    RCM Technologies                       7.42%

    The aggregate cost and value of this company at June 30, 2003, was $5,636 and $3,065, respectively. Investments in affiliate companies represent 0.72% of total net assets at June 30, 2003. The change in unrealized gain in this company amounted to $8 during the period ended June 30, 2003. There was no other investment activity during the period.

LIBERTY ACORN FOREIGN FORTY
    >MAJOR PORTFOLIO CHANGES IN THE SECOND QUARTER (UNAUDITED)

                                                    NUMBER OF SHARES
                                            --------------------------------
                                             03/31/03              06/30/03
Additions
----------------------------------------------------------------------------
          EUROPE

>FRANCE

Euronext                                        20,000                35,000

>UNITED KINGDOM/IRELAND

British Sky Broadcasting                             0                60,000
Depfa Bank (Ireland)                                 0                13,000
Grafton Group (Ireland)                              0               170,000
Hit Entertainment                                    0               190,000
Marconi                                              0               270,000

>SPAIN

Red Electrica                                        0                60,000

>LUXEMBOURG

Tenaris                                              0                35,000
----------------------------------------------------------------------------
          ASIA

>JAPAN

Daito Trust Construction                             0                25,000
Hoya                                                 0                10,000
USS                                                  0                10,000



                                                    NUMBER OF SHARES
                                            --------------------------------
                                             03/31/03              06/30/03
Sales
----------------------------------------------------------------------------
          EUROPE

>NORWAY
Orkla                                           78,000                     0

>UNITED KINGDOM
Exel                                           140,000                45,000

--------------------------------------------------------------------------------
          ASIA

>JAPAN

Oriental Land                                   21,000                     0
Orix                                            17,000                     0

LIBERTY ACORN FOREIGN FORTY
    >STATEMENT OF INVESTMENTS (UNAUDITED) JUNE 30, 2003

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------
                                                        COMMON STOCKS: 95.3%
----------------------------------------------------------------------------
EUROPE: 70.3%
                 >GERMANY: 7.2%

        30,000   Rhoen-Klinikum                                   $    1,206
                 HOSPITAL MANAGEMENT
        17,000   Deutsche Boerse                                         902
                 TRADING, CLEARING & SETTLEMENT SERVICES FOR
                 FINANCIAL MARKETS
         5,000   Henkel                                                  310
                 CHEMICALS, DETERGENTS & NON-FOOD CONSUMER BRANDS
----------------------------------------------------------------------------
                                                                       2,418
                 >NORWAY: 2.9%

       201,000   Den Norske Bank                                         992
                 BANK
----------------------------------------------------------------------------

                 >FRANCE/BELGIUM: 7.4%

        25,000   Neopost (b)                                           1,064
                 POSTAGE METER MACHINES
        35,000   Euronext                                                869
                 TRADING SERVICES FOR FINANCIAL MARKETS
        14,000   Essilor International                                   565
                 EYEGLASS LENSES
----------------------------------------------------------------------------
                                                                       2,498

                 >UNITED KINGDOM/IRELAND: 33.9%

       160,000   Anglo Irish Bank (Ireland)                            1,417
                 CORPORATE LENDING: PRIVATE BANKING
        90,000   Kerry Group (Ireland)                                 1,393
                 FOOD INGREDIENTS
        13,000   Depfa Bank (Ireland)                                  1,013
                 INTERNATIONAL PUBLIC SECTOR FINANCE
       185,000   Compass Group                                           999
                 INTERNATIONAL CONCESSION & CONTRACT CATERER
       200,000   BG Group                                                888
                 OIL & GAS PRODUCER
       190,000   Hit Entertainment                                       776
                 CHILDREN'S TELEVISION SHOWS
       170,000   Grafton Group (Ireland)                                 753
                 BUILDERS, WHOLESALERS & DIY RETAILING
        90,000   Reed Elsevier                                           750
                 SCIENTIFIC, LEGAL, EDUCATION & BUSINESS PUBLISHER
        60,000   British Sky Broadcasting (b)                            666
                 DIGITAL SATELLITE BROADCASTING
        90,000   Bunzl                                                   632
                 DISTRIBUTION OF DISPOSABLE PRODUCTS TO FOOD INDUSTRY
       100,000   Smith & Nephew                                          576
                 MEDICAL EQUIPMENT & SUPPLIES
        45,000   Exel                                                    463
                 GLOBAL LOGISTICS & FREIGHT FORWARDING
        18,000   Cobham                                                  344
                 AEROSPACE
        40,000   Amersham                                                301
                 HEALTH & BIOSCIENCES
       270,000   Marconi (b)                                             274
                 TELECOMMUNICATIONS EQUIPMENT
        15,000   Irish Life & Permanent (Ireland)                        162
                 SAVINGS PRODUCTS
----------------------------------------------------------------------------
                                                                      11,407


NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                 >SWITZERLAND: 8.6%

         1,700   Synthes-Stratec                                  $    1,224
                 PRODUCTS FOR ORTHOPEDIC SURGERY
         1,700   Givaudan                                                717
                 INDUSTRIAL FRAGRANCES & FLAVORS
         4,000   Schindler                                               645
                 ELEVATOR MANUFACTURER & SERVICE PROVIDER
         1,000   Geberit International                                   309
                 PLUMBING SUPPLIES
----------------------------------------------------------------------------
                                                                       2,895
                 >ITALY: 4.3%

       230,000   Parmalat Finanziaria                                    725
                 DAIRY PRODUCER
        65,000   Autogrill                                               710
                 RESTAURANTS & CATERING FOR TRAVELERS
----------------------------------------------------------------------------
                                                                       1,435
                 >SPAIN: 2.3%

        60,000   Red Electrica                                           787
                 SPANISH POWER GRID
----------------------------------------------------------------------------

                 >NETHERLANDS: 1.0%

        28,000   Wolters Kluwer                                          338
                 LEGAL & BUSINESS PUBLISHER
----------------------------------------------------------------------------

                 >LUXEMBOURG: 2.7%

        35,000   Tenaris (b)                                             892
                 STEEL PIPE FOR OIL WELLS & PIPELINES
----------------------------------------------------------------------------

                                                                 -----------
                 EUROPE: TOTAL                                        23,662
----------------------------------------------------------------------------
ASIA: 14.0%
                 >HONG KONG: 3.2%

       300,000   TVB                                                   1,071
                 TELEVISION PROGRAMMING & BROADCASTING
----------------------------------------------------------------------------

                 >JAPAN: 8.7%

        10,000   Hoya                                                    690
                 OPTO-ELECTRICAL COMPONENTS & EYEGLASS LENSES
        40,000   Terumo                                                  666
                 MEDICAL SUPPLIES
         8,000   Nidec                                                   529
                 ELECTRIC MOTORS
        25,000   Daito Trust Construction                                527
                 APARTMENT BUILDER
        10,000   USS                                                     507
                 USED CAR AUCTIONEER
----------------------------------------------------------------------------
                                                                       2,919
                 >SINGAPORE: 2.1%

        78,000   Venture                                                 713
                 ELECTRONIC MANUFACTURING SERVICES
----------------------------------------------------------------------------

                                                                 -----------
                 ASIA: TOTAL                                           4,703

NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------


----------------------------------------------------------------------------
OTHER COUNTRIES: 11.0%

                 >AUSTRALIA: 2.8%

       260,000   Lion Nathan                                            $936
                 BEER BREWER/DISTRIBUTOR
----------------------------------------------------------------------------

                 >CANADA: 8.2%

        30,000   Talisman Energy                                       1,361
                 OIL & GAS PRODUCER
        64,000   Corus Entertainment (b)                               1,074
                 CATV PROGRAMMING
        10,000   Power Financial                                         323
                 LIFE INSURANCE & MUTUAL FUNDS
----------------------------------------------------------------------------
                                                                       2,758
                                                                 -----------
                 OTHER: TOTAL                                          3,694

                                                                 -----------
TOTAL COMMON STOCKS: 95.3%                                            32,059
                 (COST: $27,641)


Principal Amount(000)                                            Value (000)
----------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS: 3.0%

      $  1,018   Repurchase Agreement with
                     State Street Bank & Trust Co.,
                     dated 6/30/03, due 7/01/03
                     at 1.10%, collateralized
                     by Federal National Mortgage
                     Association maturing 1/28/05,
                     market value $1,039
                     (repurchase proceeds: $1,018)                $    1,018
----------------------------------------------------------------------------
                 (AMORTIZED COST: $1,018)                              1,018

                                                                 -----------
TOTAL INVESTMENTS: 98.3%                                              33,077
                 (COST: $28,659) (a)


CASH AND OTHER ASSETS LESS LIABILITIES: 1.7%                             561
                                                                 -----------
TOTAL NET ASSETS: 100%                                            $   33,638
============================================================================


--------------------------------------------------------------------------------
>Notes to Statement of Investments (in thousands)

(a) At June 30, 2003, for federal income tax purposes cost of investments is the same and net unrealized appreciation was $4,418, consisting of gross unrealized appreciation of $4,811 and gross unrealized depreciation of $393.

(b) Non-income producing security.

(c) At June 30, 2003, $12,229 or 36.4% of the Fund's net assets was denominated in Euro currency.

LIBERTY ACORN FOREIGN FORTY
    >PORTFOLIO DIVERSIFICATION (UNAUDITED)

At June 30, 2003, the Fund's portfolio investments as a percent of net assets was diversified as follows:


                                               VALUE (000)        PERCENT
-------------------------------------------------------------------------
>INFORMATION TECHNOLOGY

Television Programming                           $   1,850            5.5%
Financial Processors                                 1,771            5.3
Television Broadcasting                              1,737            5.2
Computer Hardware and
    Related Equipment                                1,593            4.7
Publishing                                           1,088            3.2
Contract Manufacturing                                 713            2.1
Semiconductors and Related
    Equipment                                          690            2.1
-------------------------------------------------------------------------
                                                     9,442           28.1

>HEALTH CARE

Medical Equipment                                    2,364            7.0
Hospital Management                                  1,206            3.6
Hospital/ Laboratory Supplies                          967            2.9
-------------------------------------------------------------------------
                                                     4,537           13.5

>CONSUMER GOODS/SERVICES

Food                                                 2,118            6.3
Restaurants                                          1,709            5.1
Beverage                                               936            2.8
Goods Distribution                                     507            1.5
Nondurables                                            310            0.9
-------------------------------------------------------------------------
                                                     5,580           16.6

>FINANCE

Banks                                                3,422           10.2
Money Management                                       323            0.9
Insurance                                              162            0.5
-------------------------------------------------------------------------
                                                     3,907           11.6


                                               VALUE (000)        PERCENT
-------------------------------------------------------------------------
>INDUSTRIAL GOODS/SERVICES

Other Industrial Services                        $   1,108            3.3%
Steel                                                  893            2.7
Construction                                           753            2.2
Specialty Chemicals                                    717            2.1
Outsourcing and Training Services                      632            1.9
Electrical Components                                  618            1.8
Industrial Materials                                   309            0.9
-------------------------------------------------------------------------
                                                     5,030           14.9

>ENERGY/MINERALS

Oil/Gas Producers                                    2,249            6.7
-------------------------------------------------------------------------
                                                     2,249            6.7

>OTHER

Regulated Utilities                                    787            2.3
Real Estate                                            527            1.6
-------------------------------------------------------------------------
                                                     1,314            3.9
                                               --------------------------
TOTAL COMMON STOCKS:                                32,059           95.3

SHORT-TERM OBLIGATIONS:                              1,018            3.0

                                               --------------------------
TOTAL INVESTMENTS:                                  33,077           98.3

CASH AND OTHER ASSETS
       LESS LIABILITIES:                               561            1.7
-------------------------------------------------------------------------
NET ASSETS:                                      $  33,638          100.0%
=========================================================================

LIBERTY ACORN TWENTY
    >MAJOR PORTFOLIO CHANGES IN THE SECOND QUARTER (UNAUDITED)


                                                     NUMBER OF SHARES
                                               --------------------------
                                                 03/31/03        06/30/03

Additions
-------------------------------------------------------------------------
          INFORMATION

Electronic Arts                                    105,000        240,000
Interpublic Group                                        0      1,800,000
JD Edwards                                         310,000        550,000
Moody's                                            220,000        235,000
Synopsys                                           240,000        330,000
Tektronix                                          225,000        360,000

-------------------------------------------------------------------------
          HEALTH CARE

First Health Group                                 700,000      1,330,000
Guidant                                            500,000        600,000
Lincare Holdings                                   265,000        385,000
Techne                                             160,000        340,000

-------------------------------------------------------------------------
          CONSUMER GOODS/SERVICES

Abercrombie & Fitch                                200,000        330,000
Coach                                                    0        240,000
Costco                                             280,000        400,000
Harley-Davidson                                    205,000        400,000
Herman Miller                                            0        780,000
International Speedway Motors                      185,000        260,000
Mohawk Industries                                  160,000        270,000
Safeway                                                  0        650,000

-------------------------------------------------------------------------
          FINANCE

Associated Banc-Corp                               330,000        410,000
SEI Investments                                    175,000        260,000
TCF Financial                                      290,000        390,000

-------------------------------------------------------------------------
          INDUSTRIAL GOODS/SERVICES

Expeditors International
    of Washington                                  370,000        465,000


                                                     NUMBER OF SHARES
                                               --------------------------
                                                 03/31/03        06/30/03

Sales
-------------------------------------------------------------------------
          INFORMATION

Liberty Media                                    1,950,000              0
Waters                                             170,000              0
-------------------------------------------------------------------------
          HEALTH CARE

IMS Health                                         485,000              0
-------------------------------------------------------------------------
          CONSUMER GOODS/SERVICES

Jones Apparel                                      165,000              0

LIBERTY ACORN TWENTY
    >STATEMENT OF INVESTMENTS (UNAUDITED) JUNE 30, 2003


NUMBER OF SHARES                                                 VALUE (000)
----------------------------------------------------------------------------

                                                        COMMON STOCKS: 92.1%
----------------------------------------------------------------------------
INFORMATION: 25.9%
                 >INSTRUMENTATION: 2.0%

       360,000   Tektronix (b)                                     $   7,776
                 ANALYTICAL INSTRUMENTS
----------------------------------------------------------------------------

                 >GAMING EQUIPMENT: 2.6%

       100,000   International Game Technology                        10,233
                 SLOT MACHINES & PROGRESSIVE JACKPOTS
----------------------------------------------------------------------------

                 >CONSUMER SOFTWARE: 4.6%

       240,000   Electronic Arts (b)                                  17,757
                 ENTERTAINMENT SOFTWARE
----------------------------------------------------------------------------

                 >BUSINESS SOFTWARE: 7.3%

       330,000   Synopsys (b)                                         20,410
                 SOFTWARE FOR DESIGNING SEMICONDUCTOR CHIPS
       550,000   JD Edwards (b)                                        7,881
                 MID MARKET ERP & SUPPLY CHAIN SOFTWARE
----------------------------------------------------------------------------
                                                                      28,291
                 >ADVERTISING: 6.2%

     1,800,000   Interpublic Group                                    24,084
                 ADVERTISING
----------------------------------------------------------------------------

                 >BUSINESS INFORMATION: 3.2%

       235,000   Moody's                                              12,387
                 RATINGS SERVICE FOR CREDIT OBLIGATIONS
                                                                  ----------
                 INFORMATION: TOTAL                                  100,528

----------------------------------------------------------------------------
HEALTH CARE: 22.1%
                 >MEDICAL EQUIPMENT: 6.8%

       600,000   Guidant                                              26,634
                 STENTS, DEFIBRILLATORS & OTHER CARDIAC
                 MEDICAL DEVICES
----------------------------------------------------------------------------

                 >SERVICES: 12.6%

     1,330,000   First Health Group (b)                               36,708
                 PPO NETWORK
       385,000   Lincare Holdings (b)                                 12,131
                 HOME HEALTH CARE SERVICES
----------------------------------------------------------------------------
                                                                      48,839
                 >HOSPITAL/LABORATORY SUPPLIES: 2.7%

       340,000   Techne (b)                                           10,316
                 CYTOKINES, ANTIBODIES, OTHER REAGENTS
                 FOR LIFE SCIENCES
----------------------------------------------------------------------------

                                                                  ----------
                 HEALTH CARE: TOTAL                                   85,789

----------------------------------------------------------------------------
CONSUMER GOODS/SERVICES: 27.3%
                 >LEISURE VEHICLES: 4.1%

       400,000   Harley-Davidson                                      15,944
                 MOTORCYCLES & RELATED MERCHANDISE
----------------------------------------------------------------------------


NUMBER OF SHARES                                                  VALUE (000)
----------------------------------------------------------------------------

                 >RETAIL: 9.6%

       400,000   Costco (b)                                        $  14,640
                 WAREHOUSE SUPERSTORES
       650,000   Safeway (b)                                          13,299
                 RETAIL FOOD & DRUG STORES
       330,000   Abercrombie & Fitch (b)                               9,375
                 TEEN APPAREL RETAILER
----------------------------------------------------------------------------
                                                                      37,314
                 >ENTERTAINMENT: 2.6%

       260,000   International Speedway Motors                        10,273
                 LARGEST MOTORSPORT RACETRACK OWNER & OPERATOR
----------------------------------------------------------------------------

                 FURNITURE & MANUFACTURERS: 11.0%
       780,000   Herman Miller                                        15,764
                 OFFICE FURNITURE
       270,000   Mohawk Industries (b)                                14,993
                 CARPET & FLOORING
       240,000   Coach (b)                                            11,938
                 DESIGNER & RETAILER OF BRANDED LEATHER
                 ACCESSORIES
----------------------------------------------------------------------------
                                                                      42,695
                                                                  ----------
                 CONSUMER GOODS/SERVICES: TOTAL                     106,226
----------------------------------------------------------------------------
FINANCE: 12.7%
                 >BANKS: 7.9%

       390,000   TCF Financial                                        15,538
                 GREAT LAKES BANK
       410,000   Associated Banc-Corp                                 15,121
                 MIDWEST BANK
----------------------------------------------------------------------------
                                                                      30,659
                 >INSURANCE: 2.7%

        41,000   Markel (b)                                           10,496
                 SPECIALTY INSURANCE
----------------------------------------------------------------------------

                 >MONEY MANAGEMENT: 2.1%

       260,000   SEI Investments                                       8,320
                 MUTUAL FUND ADMINISTRATION & INVESTMENT
                 MANAGEMENT
----------------------------------------------------------------------------

                                                                  ----------
                 FINANCE: TOTAL                                       49,475
----------------------------------------------------------------------------
INDUSTRIAL GOODS/SERVICES: 4.1%
                 >LOGISTICS: 4.1%

       465,000   Expeditors International
                 of Washington                                        16,108
                 INTERNATIONAL FREIGHT FORWARDER
----------------------------------------------------------------------------

                                                                  ----------
                 INDUSTRIAL GOODS/SERVICES: TOTAL                    16,108

                                                                  ----------
TOTAL COMMON STOCKS: 92.1% (COST: $308,864)                          358,126

PRINCIPAL AMOUNT (000)                                           VALUE (000)
----------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS: 6.8%
     $  18,000   Household Finance 1.03%
                   Due 7/01/03                                     $  17,999
         8,231   Repurchase Agreement with State
                   Street Bank & Trust Co.,
                   dated 6/30/03, due 7/01/03
                   at 1.10%, collateralized by
                   Federal Home Loan Mortgage
                   Notes maturing 1/28/05,
                   market value $8,399 (repurchase
                   proceeds: $8,231)                                   8,231
----------------------------------------------------------------------------
                 (AMORTIZED COST: $26,230)                            26,230
                                                                  ----------
TOTAL INVESTMENTS: 98.9%                                             384,356
                 (COST: $335,094) (a)

CASH AND OTHER ASSETS LESS LIABILITIES: 1.1%                           4,356
                                                                  ----------
TOTAL NET ASSETS: 100%                                             $ 388,712
----------------------------------------------------------------------------


>Notes to Statement of Investments (in thousands)

(a) At June 30, 2003, for federal income tax purposes cost of investments is the same and net unrealized appreciation was $49,262, consisting of gross unrealized appreciation of $51,895 and gross unrealized depreciation of $2,633.
(b) Non-income producing security.

LIBERTY ACORN FAMILY OF FUNDS
      >STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)


                                           LIBERTY              LIBERTY            LIBERTY          LIBERTY          LIBERTY
                                            ACORN                ACORN              ACORN            ACORN            ACORN
JUNE 30, 2003                               FUND             INTERNATIONAL           USA         FOREIGN FORTY        TWENTY
                                      -------------------  ------------------  ----------------  --------------  ----------------
(IN THOUSANDS)

ASSETS
Investments, at value (cost:
    Liberty Acorn
    Fund $5,739,111; Liberty Acorn
    International $1,262,834;
    Liberty Acorn USA $375,413;
    Liberty Acorn Foreign Forty
    $28,659; Liberty Acorn Twenty
    $335,094)                                 $ 7,551,824         $ 1,358,921         $ 425,161        $ 33,077         $ 384,356
Cash                                                   --                  71                 1               1               496
Foreign currency (cost: Liberty Acorn
    Fund $575; Liberty Acorn
    International $13,090, Liberty
    Acorn Foreign Forty $50)                          577              13,088                --              50                --
Receivable for:
    Investments sold                                5,969               8,925                --             433                --
    Fund shares sold                               30,538               1,232             1,538              26             5,584
    Dividends and interest                          3,928               2,196                44             125                11
    Expense reimbursement due
    from Advisor                                       --                  --                --              10                --
Deferred Trustees' Compensation
  Investments                                         686                 317                48              --                --
Other assets                                           34                   8                 2              --                30
                                      -------------------  ------------------  ----------------  --------------  ----------------
    Total Assets                                7,593,556           1,384,758           426,794          33,722           390,477

LIABILITIES
Payable to custodian bank                             509                  --                --              --                --
Payable for:
    Investments purchased                          19,264               7,221                96              --             1,393
    Fund shares redeemed                            6,261               1,461             1,588              11               308
    Foreign capital gains tax                         486                  21                --              --                --
    Custodian                                          60                 181                10               8                --
    Management fee                                     --                   2                --              --                --
    Administration fee                                  4                  --                --              --                --
    12b-1 Service & Distribution fees                 177                  --                 2              --                23
    Legal and audit fees                               78                  71                 8              18                14
    Reports to shareholders                           219                 126                39              22                27
    Deferred Trustees' fees                           686                 317                48              --                --
    Transfer agent fee                                884                 201                94              25                --
Other liabilities                                     178                 217                 4              --                --
                                      -------------------  ------------------  ----------------  --------------  ----------------
    Total Liabilities                              28,806               9,818             1,889              84             1,765
                                      -------------------  ------------------  ----------------  --------------  ----------------
NET ASSETS                                    $ 7,564,750         $ 1,374,940         $ 424,905        $ 33,638         $ 388,712
                                      ===================  ==================  ================  ==============  ================
COMPOSITION OF NET ASSETS
Paid in capital                               $ 5,735,670         $ 1,557,140         $ 395,001        $ 68,620         $ 332,222
Undistributed net investment income
    (Accumulated net investment loss)               3,520              13,287            (1,743)            173            (1,091)
Accumulated net realized gain (loss)               13,719            (284,480)          (18,101)        (39,588)            8,319
Net unrealized appreciation
 (depreciation) on:
    Investments (net of unrealized
    PFIC gains of $409 for Liberty
    Acorn Fund and $7,225 for Liberty
    Acorn International Fund)                   1,812,304              88,862            49,748           4,418            49,262
    Foreign currency transactions                    (463)                131                --              15                --
                                      -------------------  ------------------  ----------------  --------------  ----------------
NET ASSETS                                    $ 7,564,750         $ 1,374,940         $ 424,905        $ 33,638         $ 388,712
                                      ===================  ==================  ================  ==============  ================
Net asset value per share--
    Class A (a)                               $     17.87         $     17.32         $   16.97        $  11.25         $   16.19
    (Net assets/shares)                ($1,115,904/62,438)     ($41,071/2,371)   ($46,021/2,711)    ($2,262/201)   ($93,436/5,772)

Maximum offering price
    per share-- Class A (b)                   $     18.96         $     18.38         $   18.01        $  11.94         $   17.18
    (Net asset value per share/
    front-end sales charge)                 ($17.87/.9425)      ($17.32/.9425)    ($16.97/.9425)  ($11.25/.9425)    ($16.19/.9425)


Net asset value and offering price
    per share-- Class B (a)                   $     17.57         $     17.07         $   16.71        $  11.04         $   15.91
    (Net assets/shares)                  ($830,970/47,300)     ($26,745/1,567)   ($44,679/2,673)    ($1,850/167)   ($62,714/3,942)

Net asset value and offering price
    per share-- Class C (a)                   $     17.57         $     17.07         $   16.71        $  11.06         $   15.91
    (Net assets/shares)                  ($545,231/31,040)       ($16,379/959)   ($22,129/1,324)    ($3,067/278)   ($27,111/1,704)

Net asset value, offering price and
    redemption price
    per share-- Class Z                       $     18.11         $     17.43         $   17.14        $  11.34         $   16.36
    (Net assets/shares)               ($5,072,645/280,041) ($1,290,745/74,055) ($312,076/18,202) ($26,459/2,333) ($205,451/12,559)


(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.

See accompanying notes to financial statements.

LIBERTY ACORN FAMILY OF FUNDS
      > STATEMENTS OF OPERATIONS (UNAUDITED)
        FOR THE SIX MONTHS ENDED JUNE 30, 2003



                                         LIBERTY         LIBERTY        LIBERTY       LIBERTY         LIBERTY
                                          ACORN           ACORN          ACORN         ACORN           ACORN
(IN THOUSANDS)                            FUND        INTERNATIONAL       USA       FOREIGN FORTY      TWENTY
                                      ------------    -------------    ---------    -------------    ---------
INVESTMENT INCOME:
    Dividend income                    $    31,190       $   23,170    $     569         $    480     $    571
    Interest income                          3,213              418          141                9          101
                                      ------------    -------------    ---------    -------------    ---------
                                            34,403           23,588          710              489          672
    Foreign taxes withheld                    (870)          (2,435)          --              (45)          --
                                      ------------    -------------    ---------    -------------    ---------
       Total Investment Income              33,533           21,153          710              444          672
EXPENSES:
Management fees                             20,805            5,480        1,617              151        1,071
Administration fees                          1,549              324           87                8           60
12b-1 Service & Distribution fees            6,968              249          344               26          379
Custody fees                                   247              506            5               22            4
Legal and audit fees                           151               65           20               16           14
Transfer agent fee                           3,250              552          244               43          154
Trustees' fee                                  100               32            4                1            1
Registration and blue sky                      221               39           40               39           43
Reports to shareholders                        216              110           36               19           24
Other expenses                                 108               34            6                1            2
                                      ------------    -------------    ---------    -------------    ---------
    Total expenses                          33,615            7,391        2,403              326        1,752
Less custody fees paid indirectly               (1)              --*          --*              --*          --*
Less reimbursement of expenses
  by Advisor                                    --               --           --              (69)          --
                                      ------------    -------------    ---------    -------------    ---------
    Net Expenses                            33,614            7,391        2,403              257        1,752
                                      ------------    -------------    ---------    -------------    ---------
    Net Investment Income (Loss)               (81)          13,762       (1,693)             187       (1,080)
                                      ------------    -------------    ---------    -------------    ---------
NET REALIZED AND UNREALIZED
    GAIN (LOSS)
    ON PORTFOLIO POSITIONS:
Net realized gain (loss) on:
    Investments                             69,836          (60,137)       5,769           (1,696)       8,871
    Foreign currency transactions             (153)              (7)          --                9           --
                                      ------------    -------------    ---------    -------------    ---------
    Net realized gain (loss)                69,683          (60,144)       5,769           (1,687)       8,871
                                      ============    =============    =========    =============    =========
Net change in net unrealized
  appreciation/ depreciation on:
    Investments                            968,294          218,808       63,661            4,600       34,073
    Foreign currency transactions             (202)             315           --                1           --
                                      ------------    -------------    ---------    -------------    ---------
    Net change in unrealized
     appreciation/ depreciation            968,092          219,123       63,661            4,601       34,073
                                      ============    =============    =========    =============    =========
    Net realized and unrealized gain     1,037,775          158,979       69,430            2,914       42,944
                                      ------------    -------------    ---------    -------------    ---------
Net Increase in Net Assets resulting
    from Operations                    $ 1,037,694       $  172,741    $  67,737         $  3,101     $ 41,864
                                      ============    =============    =========    =============    =========

* Rounds to less than $500.

See accompanying notes to financial statements.

LIBERTY ACORN FAMILY OF FUNDS
      > STATEMENTS OF CHANGES IN NET ASSETS



                                                LIBERTY                 LIBERTY ACORN                LIBERTY
                                              ACORN FUND                INTERNATIONAL                ACORN USA
                                      (UNAUDITED)                (UNAUDITED)                (UNAUDITED)
                                       SIX MONTHS      YEAR       SIX MONTHS     YEAR        SIX MONTHS      YEAR
                                         ENDED        ENDED        ENDED        ENDED          ENDED        ENDED
INCREASE (DECREASE) IN NET ASSETS      JUNE 30,    DECEMBER 31,   JUNE 30,    DECEMBER 31,    JUNE 30,    DECEMBER 31,
                                      -----------  ------------  -----------  ------------  -----------   ------------
(IN THOUSANDS)                           2003         2003          2002         2003           2002          2003
OPERATIONS:
Net investment income (loss)          $       (81) $     (5,079) $    13,762   $    11,854    $  (1,693)    $   (2,949)
Net realized gain (loss) on
 investments, forward foreign
 currency contracts and foreign
 currency transactions                     69,683       (57,609)     (60,144)      (88,618)       5,769        (17,552)
Change in net unrealized appreciation
 (depreciation)of investments and
 foreign currency transactions            968,092      (778,655)     219,123      (188,391)      63,661        (56,039)
                                      -----------  ------------  -----------  ------------  -----------   ------------
      Net Increase (Decrease)
       from Operations                  1,037,694      (841,343)     172,741      (265,155)      67,737        (76,540)

DISTRIBUTION TO SHAREHOLDERS FROM:
  Net investment income -- Class A             --            --         (106)          (24)          --             --
  Net investment income -- Class Z             --            --       (5,829)       (9,265)          --             --
                                      -----------  ------------  -----------  ------------  -----------   ------------
      Total Distribution to
       Shareholders                            --            --       (5,935)       (9,289)          --             --
SHARE TRANSACTIONS:
  Subscriptions--Class A                  349,996       645,380       27,305       264,875       15,797         35,469
  Proceeds from shares issued in
  connection with the tax-free
  transfer of assets from Stein Roe
  Small Company Growth Fund                    --            --           --            --           --             22
  Distributions reinvested -- Class A          --            --           80            17           --             --
  Redemptions-- Class A                  (105,500)     (134,555)     (24,566)     (251,764)      (9,095)       (15,616)
                                      -----------  ------------  -----------  ------------  -----------   ------------
  Net Increase (Decrease) -- Class A      244,496       510,825        2,819        13,128        6,702         19,875

  Subscriptions-- Class B                 147,145       490,366        4,559        15,847        5,097         33,711
  Redemptions-- Class B                   (45,126)      (67,763)      (3,376)       (6,194)      (4,823)       (13,914)
                                      -----------  ------------  -----------  ------------  -----------   ------------
  Net Increase (Decrease) -- Class B      102,019       422,603        1,183         9,653          274         19,797

  Subscriptions-- Class C                 135,132       330,698        9,443        43,176        2,748         14,839
  Redemptions-- Class C                   (37,166)      (53,861)      (9,612)      (40,348)      (2,414)        (5,070)
                                      -----------  ------------  -----------  ------------  -----------   ------------
  Net Increase (Decrease) -- Class C       97,966       276,837        (169)         2,828          334          9,769

  Subscriptions-- Class Z                 626,204       917,983      132,423       649,314       59,485        125,400
  Proceeds from shares issued in
  connection with the tax-free
  transfer of assets from Stein Roe
  Small Company Growth Fund                    --            --           --            --           --         10,075
  Distributions reinvested -- Class Z          --            --        5,337         8,562           --             --
  Redemptions-- Class Z                  (284,270)     (509,628)    (244,903)     (768,033)     (33,150)       (75,563)
                                      -----------  ------------  -----------  ------------  -----------   ------------
  Net Increase (Decrease) -- Class Z      341,934       408,355     (107,143)     (110,157)      26,335         59,912
                                      -----------  ------------  -----------  ------------  -----------   ------------
      Net Increase (Decrease) from
       Share Transactions                 786,415     1,618,620     (103,310)      (84,548)      33,645        109,353
                                      -----------  ------------  -----------  ------------  -----------   ------------
Total Increase (Decrease) in Net
 Assets                                 1,824,109       777,277       63,496      (358,992)     101,382         32,813
NET ASSETS:
Beginning of period                     5,740,641     4,963,364    1,311,444     1,670,436      323,523        290,710
                                      -----------  ------------  -----------  ------------  -----------   ------------
End of period                         $ 7,564,750  $  5,740,641  $ 1,374,940   $ 1,311,444    $ 424,905     $  323,523
                                      ===========  ============  ===========  ============  ===========   ============
UNDISTRIBUTED NET INVESTMENT
 INCOME (ACCUMULATED
  NET INVESTMENT LOSS OR
  OVERDISTRIBUTED NET INVESTMENT
  INCOME)                             $     3,520  $      3,601  $    13,287   $     5,460    $  (1,743)    $      (50)
                                      ===========  ============  ===========  ============  ===========   ============




                                               LIBERTY ACORN                  LIBERTY
                                              FOREIGN FORTY                  ACORN TWENTY
                                      (UNAUDITED)                    (UNAUDITED)
                                       SIX MONTHS        YEAR         SIX MONTHS        YEAR
                                         ENDED          ENDED           ENDED          ENDED
INCREASE (DECREASE) IN NET ASSETS      JUNE 30,      DECEMBER 31,     JUNE 30,      DECEMBER 31,
                                      -----------    ------------    -----------    ------------
(IN THOUSANDS)                            2003           2002           2003             2002
OPERATIONS:
Net investment income (loss)            $     187        $     39      $  (1,080)      $  (1,224)
Net realized gain (loss) on
 investments, forward foreign
 currency contracts and foreign
 currency transactions                     (1,687)         (6,845)         8,871            (508)
Change in net unrealized appreciation
 (depreciation)of investments and
 foreign currency transactions              4,601           1,151         34,073          (7,857)
                                      -----------    ------------    -----------    ------------
      Net Increase (Decrease)
       from Operations                      3,101          (5,655)        41,864          (9,589)

DISTRIBUTION TO SHAREHOLDERS FROM:
  Net investment income -- Class A             --              --             --              --
  Net investment income -- Class Z            (19)             --             --              --
                                      -----------    ------------    -----------    ------------
      Total Distribution to
       Shareholders                           (19)             --             --              --
SHARE TRANSACTIONS:
  Subscriptions--Class A                    1,209          54,708         63,814          31,504
  Proceeds from shares issued in
  connection with the tax-free
  transfer of assets from Stein Roe
  Small Company Growth Fund                    --              --             --              --
  Distributions reinvested -- Class A          --              --             --              --
  Redemptions-- Class A                    (1,774)        (54,724)       (11,671)        (10,199)
                                      -----------    ------------    -----------    ------------
  Net Increase (Decrease) -- Class A         (565)            (16)        52,143          21,305

  Subscriptions-- Class B                     555           2,363         27,206          27,565
  Redemptions-- Class B                      (685)         (2,245)        (4,447)         (5,862)
                                      -----------    ------------    -----------    ------------
  Net Increase (Decrease) -- Class B         (130)            118         22,759          21,703

  Subscriptions-- Class C                   2,268           5,117         14,743           8,806
  Redemptions-- Class C                    (2,401)         (5,510)        (1,246)         (2,268)
                                      -----------    ------------    -----------    ------------
  Net Increase (Decrease) -- Class C         (133)           (393)        13,497           6,538

  Subscriptions-- Class Z                  19,902          72,837        106,843          46,496
  Proceeds from shares issued in
  connection with the tax-free
  transfer of assets from Stein Roe
  Small Company Growth Fund                    --              --             --              --
  Distributions reinvested -- Class Z          19              --             --              --
  Redemptions-- Class Z                   (21,889)        (79,344)       (16,704)        (17,872)
                                      -----------    ------------    -----------    ------------
  Net Increase (Decrease) -- Class Z       (1,968)         (6,507)        90,139          28,624
                                      -----------    ------------    -----------    ------------
      Net Increase (Decrease) from
       Share Transactions                  (2,796)         (6,798)       178,538          78,170
                                      -----------    ------------    -----------    ------------
Total Increase (Decrease) in Net
 Assets                                       286         (12,453)       220,402          68,581
NET ASSETS:
Beginning of period                        33,352          45,805        168,310          99,729
                                      -----------    ------------    -----------    ------------
End of period                           $  33,638        $ 33,352      $ 388,712       $ 168,310
                                      ===========    ============    ===========    ============
UNDISTRIBUTED NET INVESTMENT
 INCOME (ACCUMULATED
  NET INVESTMENT LOSS OR
  OVERDISTRIBUTED NET INVESTMENT
  INCOME)                               $     173        $      5      $  (1,091)      $     (11)
                                      ===========    ============    ===========    ============

See accompanying notes to financial statements.

                                       52-53 Spread

LIBERTY ACORN FAMILY OF FUNDS
      > STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED


                                                    LIBERTY                LIBERTY ACORN                 LIBERTY
                                                   ACORN FUND              INTERNATIONAL                 ACORN USA
                                          (UNAUDITED)                (UNAUDITED)                (UNAUDITED)
                                           SIX MONTHS      YEAR      SIX MONTHS      YEAR        SIX MONTHS      YEAR
                                             ENDED        ENDED        ENDED         ENDED         ENDED        ENDED
CHANGES IN SHARES OF BENEFICIAL INTEREST:  JUNE 30,    DECEMBER 31,   JUNE 30,    DECEMBER 31,   JUNE 30,    DECEMBER 31,
                                          -----------  ------------  -----------  ------------  -----------  ------------
(IN THOUSANDS)                               2003           2002        2003         2002          2003          2002
  Subscriptions-- Class A                      21,908        38,478        1,770        15,488        1,022         2,124
  Proceeds from shares issued in
   connection with the tax-free
   transfer of assets from Stein
   Roe Small Company Growth Fund                   --            --           --            --           --             2
  Shares issued in reinvestment
   and capital gains -- Class A                    --            --            5             1           --            --
  Less shares redeemed -- Class A              (6,681)       (8,482)      (1,610)      (14,677)        (597)       (1,009)
                                          -----------  ------------  -----------  ------------  -----------  ------------
  Net Increase (Decrease) -- Class A           15,227        29,996          165           812          425         1,117

  Subscriptions-- Class B                       9,351        29,099          298           923          340         2,019
  Less shares redeemed -- Class B              (2,954)       (4,407)        (224)         (376)        (342)         (937)
                                          -----------  ------------  -----------  ------------  -----------  ------------
  Net Increase (Decrease) -- Class B            6,397        24,692           74           547           (2)        1,082

  Subscriptions -- Class C                      8,551        19,804          631         2,573          181           892
  Less shares redeemed -- Class C              (2,373)       (3,475)        (636)       (2,396)        (164)         (335)
                                          -----------  ------------  -----------  ------------  -----------  ------------
  Net Increase (Decrease) -- Class C            6,178        16,329           (5)          177           17           557

  Subscriptions -- Class Z                     38,473        54,769        8,580        38,166        3,898         7,498
  Proceeds from shares issued in
    connection with the tax-free
    transfer of assets from Stein
    Roe Small Company Growth Fund                  --            --           --            --           --           724
  Shares issued in reinvestment
   and capital gains -- Class Z                    --            --          313           484           --            --
  Less shares redeemed -- Class Z             (17,828)      (31,314)     (15,403)      (45,408)      (2,170)       (4,844)
                                          -----------  ------------  -----------  ------------  -----------  ------------
Net Increase (Decrease) -- Class Z             20,645        23,455       (6,510)       (6,758)       1,728         3,378
                                          -----------  ------------  -----------  ------------  -----------  ------------
Net Increase (Decrease) in Shares of
  Beneficial Interest                          48,447        94,472       (6,276)       (5,222)       2,168         6,134
                                          -----------  ------------  -----------  ------------  -----------  ------------





                                                 LIBERTY ACORN              LIBERTY
                                                 FOREIGN FORTY            ACORN TWENTY
                                          (UNAUDITED)                (UNAUDITED)
                                          SIX MONTHS      YEAR       SIX MONTHS      YEAR
                                            ENDED         ENDED        ENDED         ENDED
CHANGES IN SHARES OF BENEFICIAL INTEREST:  JUNE 30,    DECEMBER 31,   JUNE 30,    DECEMBER 31,
                                          -----------  ------------  -----------  ------------
(IN THOUSANDS)                               2003         2002          2003          2002
  Subscriptions -- Class A                        122         4,749        4,298         2,229
  Proceeds from shares issued in
   connection with the tax-free
   transfer of assets from Stein
   Roe Small Company Growth Fund                   --            --           --            --
  Shares issued in reinvestment
   and capital gains -- Class A                    --            --           --            --
  Less shares redeemed -- Class A                (176)       (4,731)        (805)         (735)
                                          -----------  ------------  -----------  ------------
  Net Increase (Decrease) -- Class A              (54)           18        3,493         1,494

  Subscriptions -- Class B                         56           220        1,848         1,955
  Less shares redeemed -- Class B                 (71)         (211)        (317)         (431)
                                          -----------  ------------  -----------  ------------
  Net Increase (Decrease) -- Class B              (15)            9        1,531         1,524

  Subscriptions -- Class C                        232           459          997           630
  Less shares redeemed -- Class C                (243)         (495)         (88)         (164)
                                          -----------  ------------  -----------  ------------
  Net Increase (Decrease) -- Class C              (11)          (36)         909           466

  Subscriptions -- Class Z                      1,970         6,884        7,115         3,286
  Proceeds from shares issued in
    connection with the tax-free
    transfer of assets from Stein
    Roe Small Company Growth Fund                  --            --           --            --
  Shares issued in reinvestment
   and capital gains -- Class Z                     2            --           --            --
  Less shares redeemed -- Class Z              (2,164)       (7,419)      (1,145)       (1,263)
                                          -----------  ------------  -----------  ------------
Net Increase (Decrease) -- Class Z               (192)         (535)       5,970         2,023
                                          -----------  ------------  -----------  ------------
Net Increase (Decrease) in Shares of
  Beneficial Interest                            (272)         (544)      11,903         5,507
                                          -----------  ------------  -----------  ------------


See accompanying notes to financial statements.

                                       54-55 Spread

LIBERTY ACORN FAMILY OF FUNDS
       > FINANCIAL HIGHLIGHTS



LIBERTY ACORN FUND                                  (UNAUDITED)
                                                     SIX MONTHS
Class A Shares                                         ENDED
                                                      JUNE 30,               YEAR ENDED DECEMBER 31,
                                                    -----------      -------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT      2003              2002         2001          2000(a)
  EACH PERIOD
NET ASSET VALUE, BEGINNING OF PERIOD                $     15.34      $   17.80     $   17.19      $  17.88
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (b)                          (0.02)         (0.07)        (0.05)         0.01
Net realized and unrealized gain (loss)                    2.55          (2.39)         1.01          1.22
                                                    -----------      ---------     ---------      --------
   Total from Investment Operations                        2.53          (2.46)         0.96          1.23
                                                    -----------      ---------     ---------      --------
LESS DISTRIBUTIONS DECLARED TO
 SHAREHOLDERS
From net investment income                                   --             --            --         (0.06)
From net realized gains                                      --             --         (0.35)        (1.86)
                                                    -----------      ---------     ---------      --------
   Total Distributions Declared to Shareholders              --             --         (0.35)        (1.92)
                                                    -----------      ---------     ---------      --------
NET ASSET VALUE, END OF PERIOD                      $     17.87      $   15.34     $   17.80      $  17.19
                                                    ===========      =========     =========      ========
Total Return (c)                                          16.49%(d)     (13.82)%        5.56%         7.40%(d)
                                                    -----------      ---------     ---------      --------
RATIOS TO AVERAGE NET ASSETS
Expenses (e)                                               1.34%(f)       1.42%         1.42%         1.25%(f)(g)
Net investment income (loss) (e)                          (0.23)%(f)     (0.45)%       (0.33)%        0.17%(f)(g)
Portfolio turnover rate                                       7%(d)         13%           20%           29%(d)
Net assets at end of period (000'S)                 $ 1,115,904      $ 724,121     $ 306,405      $ 18,252


(a) Class A Shares were initially offered on October 16, 2000. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)  Not annualized.
(e)  The benefits derived from custody fees paid indirectly had no impact.
(f)  Annualized.
(g) The ratios of expenses and net investment income to average net assets, previously reported as 1.03% and 0.39% respectively, were revised to reflect all class specific expenses in this period.



                                                    (UNAUDITED)
                                                    SIX MONTHS
                                                       ENDED
Class B Shares                                        JUNE 30,              YEAR ENDED DECEMBER 31,
                                                    -----------      -------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT       2003            2002          2001         2000(a)
 EACH PERIOD
NET ASSET VALUE, BEGINNING OF PERIOD                 $    15.13      $   17.67      $  17.17      $  17.88
INCOME FROM INVESTMENT OPERATIONS
Net investment loss (b)                                   (0.07)         (0.17)        (0.16)        (0.01)
Net realized and unrealized
 gain (loss)                                               2.51          (2.37)         1.01          1.22
                                                    -----------      ---------      --------      --------
   Total from Investment Operations                        2.44          (2.54)         0.85          1.21
                                                    -----------      ---------      --------      --------
LESS DISTRIBUTIONS DECLARED
 TO SHAREHOLDERS
From net investment income                                   --             --            --         (0.06)
From net realized gains                                      --             --         (0.35)        (1.86)
                                                    -----------      ---------      --------      --------
   Total Distributions Declared to Shareholders              --             --         (0.35)        (1.92)
                                                    -----------      ---------      --------      --------
NET ASSET VALUE, END OF PERIOD                       $    17.57      $   15.13      $  17.67      $  17.17
                                                    ===========      =========      ========      ========
Total Return (c)                                          16.13%(d)     (14.37)%        4.92%         7.27%(d)
                                                    -----------      ---------      --------      --------
RATIOS TO AVERAGE NET ASSETS
Expenses (e)                                               1.99%(f)       2.07%         2.07%         1.90%(f)(g)
Net investment loss (e)                                   (0.88)%(f)     (1.10)%       (0.98)%       (0.48)%(f)(g)
Portfolio turnover rate                                       7%(d)         13%           20%           29%(d)
Net assets at end of period (000'S)                  $  830,970      $ 618,727      $286,422      $ 15,951


(a) Class B Shares were initially offered on October 16, 2000. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)  Not annualized.
(e)  The benefits derived from custody fees paid indirectly had no impact.
(f)  Annualized.
(g) The ratios of expenses and net investment loss to average net assets, previously reported as 1.68% and (0.26)% respectively, were revised to reflect all class specific expenses in this period.



                                                    (UNAUDITED)
                                                    SIX MONTHS
Class C Shares                                         ENDED
                                                     JUNE 30,                 YEAR ENDED DECEMBER 31,
                                                    -----------      -------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING                  2003             2002          2001         2000(a)
 THROUGHOUT EACH PERIOD
NET ASSET VALUE, BEGINNING OF PERIOD                  $   15.12      $   17.66      $   17.17      $ 17.88
INCOME FROM INVESTMENT OPERATIONS
Net investment loss (b)                                   (0.07)         (0.17)         (0.17)       (0.01)
Net realized and unrealized gain (loss)                    2.52          (2.37)          1.01         1.22
                                                    -----------      ---------      ---------      -------
   Total from Investment Operations                        2.45          (2.54)          0.84         1.21
                                                    -----------      ---------      ---------      -------
LESS DISTRIBUTIONS DECLARED TO
 SHAREHOLDERS
From net investment income                                   --             --             --        (0.06)
From net realized gains                                      --             --          (0.35)       (1.86)
                                                    -----------      ---------      ---------      -------
   Total Distributions Declared to Shareholders              --             --          (0.35)       (1.92)
                                                    -----------      ---------      ---------      -------
NET ASSET VALUE, END OF PERIOD                        $   17.57      $   15.12      $   17.66      $ 17.17
                                                    ===========      =========      =========      =======
Total Return (c)                                          16.20%(d)     (14.38)%         4.86%        7.27%(d)
                                                    -----------      ---------      ---------      -------
RATIOS TO AVERAGE NET ASSETS
Expenses (e)                                               1.99%(f)       2.07%          2.07%        1.90%(f)(g)
Net investment loss (e)                                   (0.88)%(f)     (1.10)%        (0.98)%      (0.48)%(f)(g)
Portfolio turnover rate                                       7%(d)         13%            20%          29%(d)
Net assets at end of period (000'S)                   $ 545,231      $ 376,024      $ 150,727      $ 8,510


(a) Class C Shares were initially offered on October 16, 2000. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)  Not annualized.
(e)  The benefits derived from custody fees paid indirectly had no impact.
(f)  Annualized.
(g) The ratios of expenses and net investment loss to average net assets, previously reported as 1.68% and (0.26)% respectively, were revised to reflect all class specific expenses in this period.

See accompanying notes to financial statements.

LIBERTY ACORN INTERNATIONAL


                                                    (UNAUDITED)
                                                    SIX MONTHS
Class A Shares                                        ENDED
                                                     JUNE 30,                 YEAR ENDED DECEMBER 31,
                                                    -----------      -------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT
 EACH PERIOD                                          2003             2002           2001         2000(a)
NET ASSET VALUE, BEGINNING OF PERIOD                   $  15.32      $  18.35       $  23.84       $ 28.67
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                                  0.12          0.05           0.01          0.02
Net realized and unrealized loss                           1.93         (3.07)         (5.11)        (1.26)
                                                    -----------      --------       --------       -------
   Total from Investment Operations                        2.05         (3.02)         (5.10)        (1.24)
                                                    -----------      --------       --------       -------
LESS DISTRIBUTIONS DECLARED
 TO SHAREHOLDERS
From net investment income                                (0.05)        (0.01)            --            --
From net realized gains                                      --            --          (0.39)        (3.59)
                                                    -----------      --------       --------       -------
   Total Distributions Declared to Shareholders           (0.05)        (0.01)         (0.39)        (3.59)
                                                    -----------      --------       --------       -------
NET ASSET VALUE, END OF PERIOD                         $  17.32      $  15.32       $  18.35       $ 23.84
                                                    ===========      ========       ========       =======
Total Return (c)                                          13.37%(d)    (16.46)%       (21.59)%       (4.85)%(d)
                                                    -----------      --------       --------       -------
RATIOS TO AVERAGE NET ASSETS
Expenses (e)                                               1.66%(f)      1.56%          1.65%         1.26%(f)(g)
Net investment income (e)                                  1.60%(f)      0.30%          0.03%         0.73%(f)(g)
Portfolio turnover rate                                      22%(d)        52%            45%           63%(d)
Net assets at end of period (000'S)                    $ 41,071      $ 33,806       $ 25,587       $10,323


(a) Class A Shares were initially offered on October 16, 2000. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)  Not annualized.
(e)  The benefits derived from custody fees paid indirectly had no impact.
(f)  Annualized.
(g) The ratios of expenses and net investment income to average net assets, previously reported as 1.59% and 0.40% respectively, were revised to reflect all class specific expenses in this period.



                                                    (UNAUDITED)
                                                    SIX MONTHS
Class B Shares                                        ENDED
                                                     JUNE 30,                YEAR ENDED DECEMBER 31,
                                                    -----------      -------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT
 EACH PERIOD                                           2003            2002           2001         2000(a)
NET ASSET VALUE, BEGINNING OF PERIOD                   $  15.11      $  18.22       $  23.81       $ 28.67
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income (loss) (b)                           0.07         (0.06)         (0.12)         0.01
Net realized and unrealized loss                           1.89         (3.05)         (5.08)        (1.28)
                                                    -----------      --------       --------       -------
   Total from Investment Operations                        1.96         (3.11)         (5.20)        (1.27)
                                                    -----------      --------       --------       -------
LESS DISTRIBUTIONS DECLARED TO
 SHAREHOLDERS
From net realized gains                                      --            --          (0.39)        (3.59)
                                                    -----------      --------       --------       -------
    Total Distributions Declared to                          --            --          (0.39)        (3.59)
                                                    -----------      --------       --------       -------
 Shareholders
NET ASSET VALUE, END OF PERIOD                         $  17.07      $  15.11       $  18.22       $ 23.81
                                                    ===========      ========       ========       =======
Total Return (c)                                          12.97%(d)    (17.07)%       (22.04)%       (4.97)%(d)
                                                    -----------      --------       --------       -------
RATIOS TO AVERAGE NET ASSETS
Expenses (e)                                               2.31%(f)      2.21%          2.30%         1.91%(f)(g)
Net investment loss (e)                                    0.95%(f)     (0.35)%        (0.62)%        0.08%(f)(g)
Portfolio turnover rate                                      22%(d)        52%            45%           63%(d)
Net assets at end of period (000'S)                    $ 26,745      $ 22,560       $ 17,235       $ 5,675


(a) Class B Shares were initially offered on October 16, 2000. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)  Not annualized.
(e)  The benefits derived from custody fees paid indirectly had no impact.
(f)  Annualized.
(g) The ratios of expenses and net investment loss to average net assets, previously reported as 2.24% and (0.25)% respectively, were revised to reflect all class specific expenses in this period.




                                                               (UNAUDITED)
                                                                SIX MONTHS
Class C Shares                                                   ENDED
                                                                JUNE 30,               YEAR ENDED DECEMBER 31,
                                                               -----------      --------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD      2003            2002        2001       2000(a)
NET ASSET VALUE, BEGINNING OF PERIOD                               $ 15.11      $  18.21    $  23.81     $ 28.67
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (b)                                      0.07         (0.06)      (0.13)       0.01
Net realized and unrealized loss                                      1.89         (3.04)      (5.08)      (1.28)
                                                               -----------      --------    --------     -------
   Total from Investment Operations                                   1.96         (3.10)      (5.21)      (1.27)
                                                               -----------      --------    --------     -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net realized gains                                                 --            --       (0.39)      (3.59)
                                                               -----------      --------    --------     -------
   Total Distributions Declared to Shareholders                         --            --       (0.39)      (3.59)
                                                               -----------      --------    --------     -------
NET ASSET VALUE, END OF PERIOD                                     $ 17.07      $  15.11    $  18.21     $ 23.81
                                                               ===========      ========    ========     =======
Total Return (c)                                                     12.97%(d)    (17.02)%    (22.08)%     (4.97)%(d)
                                                               -----------      --------    --------     -------
RATIOS TO AVERAGE NET ASSETS
Expenses (e)                                                          2.31%(f)      2.21%       2.30%       1.91%(f)(g)
Net investment loss (e)                                               0.95%(f)     (0.35)%     (0.62)%      0.08%(f)(g)
Portfolio turnover rate                                                 22%(d)        52%         45%         63%(d)
Net assets at end of period (000'S)                                $16,379      $ 14,575    $ 14,327     $ 3,965


(a) Class C Shares were initially offered on October 16, 2000. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)  Not annualized.
(e)  The benefits derived from custody fees paid indirectly had no impact.
(f)  Annualized.
(g) The ratios of expenses and net investment loss to average net assets, previously reported as 2.24% and (0.25)% respectively, were revised to reflect all class specific expenses in this period.

See accompanying notes to financial statements.

LIBERTY ACORN FAMILY OF FUNDS
      > FINANCIAL HIGHLIGHTS CONTINUED



LIBERTY ACORN USA                                              (UNAUDITED)
                                                               SIX MONTHS
Class A Shares                                                   ENDED
                                                                JUNE 30,               YEAR ENDED DECEMBER 31,
                                                               -----------      -----------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD      2003            2002          2001        2000(a)
NET ASSET VALUE, BEGINNING  OF PERIOD                              $ 14.18      $  17.50      $  14.88      $ 13.83

INCOME FROM INVESTMENT OPERATIONS
Net investment loss (b)                                              (0.10)        (0.19)        (0.19)       (0.01)
Net realized and unrealized gain (loss)                               2.89         (3.13)         2.96         1.06
                                                               -----------      --------      --------      -------
   Total from Investment Operations                                   2.79         (3.32)         2.77         1.05
                                                               -----------      --------      --------      -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net realized gains                                                 --            --         (0.15)          --
                                                               -----------      --------      --------      -------
    Total Distributions Declared to Shareholders                        --            --         (0.15)          --
                                                               -----------      --------      --------      -------
NET ASSET VALUE, END OF PERIOD                                     $ 16.97      $  14.18      $  17.50      $ 14.88
                                                               ===========      ========      ========      =======
Total Return (c)                                                     19.68%(d)    (18.97)%       18.65%        7.59%(d)
                                                               -----------      --------      --------      -------
RATIOS TO AVERAGE NET ASSETS
Expenses                                                              1.71%(e)      1.74%(f)      1.84%(f)     1.41%(e)(f)(g)
Net investment loss                                                  (1.30)%(e)    (1.21)%(f)    (1.13)%(f)   (0.73)%(e)(f)(g)
Portfolio turnover rate                                                  6%(d)        31%           24%          45%(d)
Net assets at end of period (000'S)                                $46,021      $ 32,422      $ 20,455      $   798


(a) Class A Shares were initially offered on October 16, 2000. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)  Not annualized.
(e)  Annualized.
(f)  The benefits derived from custody fees paid indirectly had no impact.
(g) The ratios of expenses and net investment loss to average net assets, previously reported as 1.17% and (0.49)% respectively, were revised to reflect all class specific expenses in this period.




                                                               (UNAUDITED)
                                                               SIX MONTHS
Class B Shares                                                   ENDED
                                                                JUNE 30,                  YEAR ENDED DECEMBER 31,
                                                               -----------      -----------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD      2003            2002          2001        2000(a)
NET ASSET VALUE, BEGINNING OF PERIOD                              $  14.01      $  17.40      $  14.87      $ 13.83
INCOME FROM INVESTMENT OPERATIONS
Net investment loss (b)                                              (0.14)        (0.29)        (0.30)       (0.03)
Net realized and unrealized gain (loss)                               2.84         (3.10)         2.96         1.07
                                                               -----------      --------      --------      -------
   Total from Investment Operations                                   2.70         (3.39)         2.66         1.04
                                                               -----------      --------      --------      -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net realized gains                                                 --            --         (0.13)          --
                                                               -----------      --------      --------      -------
   Total Distributions Declared to Shareholders                         --            --         (0.13)          --
                                                               -----------      --------      --------      -------
NET ASSET VALUE, END OF PERIOD                                    $  16.71      $  14.01      $  17.40      $ 14.87
                                                               ===========      ========      ========      =======
Total Return (c)                                                     19.27%(d)    (19.48)%       17.92%        7.52%(d)
                                                               -----------      --------      --------      -------
RATIOS TO AVERAGE NET ASSETS
Expenses                                                              2.36%(e)      2.39%(f)      2.49%(f)     2.06%(e)(f)(g)
Net investment loss                                                  (1.95)%(e)    (1.86)%(f)    (1.78)%(f)   (1.38)%(e)(f)(g)
Portfolio turnover rate                                                  6%(d)        31%           24%          45%(d)
Net assets at end of period (000'S)                               $ 44,679      $ 37,478      $ 27,722      $   685


(a) Class B Shares were initially offered on October 16, 2000. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)  Not annualized.
(e)  Annualized.
(f)  The benefits derived from custody fees paid indirectly had no impact.
(g) The ratios of expenses and net investment loss to average net assets, previously reported as 1.82% and (1.14)% respectively, were revised to reflect all class specific expenses in this period.


                                                               (UNAUDITED)
                                                               SIX MONTHS
Class C Shares                                                   ENDED
                                                                JUNE 30,                YEAR ENDED DECEMBER 31,
                                                               -----------      -----------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD        2003          2002          2001        2000(a)
NET ASSET VALUE, BEGINNING OF PERIOD                              $  14.01      $  17.40      $  14.87      $ 13.83
INCOME FROM INVESTMENT OPERATIONS
Net investment loss (b)                                              (0.14)        (0.29)        (0.30)       (0.03)
Net realized and unrealized gain (loss)                               2.84         (3.10)         2.96         1.07
                                                               -----------      --------      --------      -------
   Total from Investment Operations                                   2.70         (3.39)         2.66         1.04
                                                               -----------      --------      --------      -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net realized gains                                                 --            --         (0.13)          --
                                                               -----------      --------      --------      -------
   Total Distributions Declared to Shareholders                         --            --         (0.13)          --
                                                               -----------      --------      --------      -------
NET ASSET VALUE, END OF PERIOD                                    $  16.71      $  14.01      $  17.40      $ 14.87
                                                               ===========      ========      ========      =======
Total Return (c)                                                     19.27%(d)    (19.48)%       17.92%        7.52%(d)
                                                               -----------      --------      --------      -------
RATIOS TO AVERAGE NET ASSETS
Expenses                                                              2.36%(e)      2.39%(f)      2.49%(f)     2.06%(e)(f)(g)
Net investment loss                                                  (1.95)%(e)    (1.86)%(f)    (1.78)%(f)   (1.38)%(e)(f)(g)
Portfolio turnover rate                                                  6%(d)        31%           24%          45%(d)
Net assets at end of period (000'S)                               $ 22,129      $ 18,313      $ 13,049      $   347


(a) Class C Shares were initially offered on October 16, 2000. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)  Not annualized.
(e)  Annualized.
(f)  The benefits derived from custody fees paid indirectly had no impact.
(g) The ratios of expenses and net investment loss to average net assets, previously reported as 1.82% and (1.14)% respectively, were revised to reflect all class specific expenses in this period.

See accompanying notes to financial statements.



LIBERTY ACORN FOREIGN FORTY                                   (UNAUDITED)
                                                              SIX MONTHS
CLASS A SHARES                                                   ENDED
                                                                JUNE 30,               YEAR ENDED DECEMBER 31,
                                                              -----------         ---------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD      2003             2002          2001       2000(a)
NET ASSET VALUE, BEGINNING OF PERIOD                              $ 10.24         $ 12.07      $ 17.15      $ 17.71
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (b)                                     0.05           (0.01)       (0.09)       (0.03)
Net realized and unrealized loss                                     0.96           (1.82)       (4.90)       (0.53)
                                                              -----------         -------      -------      -------
  Total from Investment Operations                                   1.01           (1.83)       (4.99)       (0.56)
                                                              -----------         -------      -------      -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                             --              --        (0.01)          --
From net realized gains                                                --              --        (0.08)          --
                                                              -----------         -------      -------      -------
  Total Distributions Declared to Shareholders                         --              --        (0.09)          --
                                                              -----------         -------      -------      -------
NET ASSET VALUE, END OF PERIOD                                    $ 11.25         $ 10.24      $ 12.07      $ 17.15
                                                              ===========         =======      =======      =======
Total Return (c)                                                     9.86%(d)(e)   (15.16)%(e)  (29.17)%(e)   (3.16)%(d)
                                                              -----------         -------      -------      -------
RATIOS TO AVERAGE NET ASSETS
Expenses                                                             1.80%(f)        1.80%(g)     1.80%(g)     1.68%(f)(g)(h)
Net investment income (loss)                                         0.99%(f)       (0.09)%(g)   (0.67)%(g)   (1.18)%(f)(g)(h)
Reimbursement                                                        0.55%(f)        0.33%        0.23%          --
Portfolio turnover rate                                                50%(d)         102%          82%          79%(d)
Net assets at end of period (000'S)                               $ 2,262         $ 2,612      $ 2,861      $ 3,172


(a) Class A Shares were initially offered on October 16, 2000. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)  Not annualized.
(e) Had the Advisor not reimbursed a portion of expenses, total return would have been reduced.
(f)  Annualized.
(g)  The benefits derived from custody fees paid indirectly had no impact.
(h) The ratios of expenses and net investment loss to average net assets, previously reported as 1.29% and (0.79)% respectively, were revised to reflect all class specific expenses in this period.



                                                              (UNAUDITED)
                                                               SIX MONTHS
Class B Shares                                                   ENDED
                                                                JUNE 30,                 YEAR ENDED DECEMBER 31,
                                                              -----------         ---------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD      2003             2002         2001        2000(a)
NET ASSET VALUE, BEGINNING OF PERIOD                              $ 10.08         $ 11.96      $ 17.13      $ 17.71
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (b)                                     0.02           (0.08)       (0.18)       (0.05)
Net realized and unrealized loss                                     0.94           (1.80)       (4.90)       (0.53)
                                                              -----------         -------      -------      -------
   Total from Investment Operations                                  0.96           (1.88)       (5.08)       (0.58)
                                                              -----------         -------      -------      -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                             --              --        (0.01)          --
From net realized gains                                                --              --        (0.08)          --
                                                              -----------         -------      -------      -------
   Total Distributions Declared to Shareholders                        --              --        (0.09)          --
                                                              -----------         -------      -------      -------
NET ASSET VALUE, END OF PERIOD                                    $ 11.04         $ 10.08      $ 11.96      $ 17.13
                                                              ===========         =======      =======      =======
Total Return (c)                                                     9.52%(d)(e)   (15.72)%(e)  (29.73)%(e)   (3.27)%(d)
                                                              -----------         -------      -------      -------
RATIOS TO AVERAGE NET ASSETS
Expenses                                                             2.45%(f)        2.45%(g)     2.45%(g)     2.33%(f)(g)(h)
Net investment income (loss)                                         0.34%(f)       (0.74)%(g)   (1.32)%(g)   (1.83)%(f)(g)(h)
Reimbursement                                                        0.55%(f)        0.33%        0.23%          --
Portfolio turnover rate                                                50%(d)         102%          82%          79%(d)
Net assets at end of period (000'S)                               $ 1,850         $ 1,835      $ 2,069      $ 1,551


(a) Class B Shares were initially offered on October 16, 2000. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)  Not annualized.
(e) Had the Advisor not reimbursed a portion of expenses, total return would have been reduced.
(f)  Annualized.
(g)  The benefits derived from custody fees paid indirectly had no impact.
(h) The ratios of expenses and net investment loss to average net assets, previously reported as 1.94% and (1.44)% respectively, were revised to reflect all class specific expenses in this period.



                                                              (UNAUDITED)
                                                               SIX MONTHS
Class C Shares                                                   ENDED
                                                                JUNE 30,                 YEAR ENDED DECEMBER 31,
                                                              -----------         ---------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD     2003               2002        2001        2000(a)
NET ASSET VALUE, BEGINNING OF PERIOD                              $ 10.09         $ 11.97      $ 17.14      $ 17.71
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (b)                                     0.02           (0.08)       (0.18)       (0.05)
Net realized and unrealized loss                                     0.95           (1.80)       (4.90)       (0.52)
                                                              -----------         -------      -------      -------
  Total from Investment Operations                                   0.97           (1.88)       (5.08)       (0.57)
                                                              -----------         -------      -------      -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                             --              --        (0.01)          --
From net realized gains                                                --              --        (0.08)          --
                                                              -----------         -------      -------      -------
  Total Distributions Declared to Shareholders                         --              --        (0.09)          --
                                                              -----------         -------      -------      -------
NET ASSET VALUE, END OF PERIOD                                    $ 11.06         $ 10.09      $ 11.97      $ 17.14
                                                              ===========         =======      =======      =======
Total Return (c)                                                     9.61%(d)(e)   (15.71)%(e)  (29.71)%(e)   (3.22)%(d)
                                                              -----------         -------      -------      -------
RATIOS TO AVERAGE NET ASSETS
Expenses (f)                                                         2.45%(f)        2.45%(g)     2.45%(g)     2.33%(f)(g)(h)
Net investment income (loss) (f)                                     0.34%(f)       (0.74)%(g)   (1.32)%(g)   (1.83)%(f)(g)(h)
Reimbursement                                                        0.55%(f)        0.33%        0.23%          --
Portfolio turnover rate                                                50%(d)         102%          82%          79%(d)
Net assets at end of period (000'S)                               $ 3,067         $ 2,915      $ 3,885      $ 3,399


(a) Class C Shares were initially offered on October 16, 2000. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Not annualized.
(e) Had the Advisor not reimbursed a portion of expenses, total return would have been reduced.
(f) Annualized.
(g) The benefits derived from custody fees paid indirectly had no impact.
(h) The ratios of expenses and net investment loss to average net assets, previously reported as 1.94% and (1.44)% respectively, were revised to reflect all class specific expenses in this period.

See accompanying notes to financial statements.

LIBERTY ACORN FAMILY OF FUNDS
   > FINANCIAL HIGHLIGHTS CONTINUED




LIBERTY ACORN TWENTY                                          (UNAUDITED)
                                                               SIX MONTHS
Class A Shares                                                   ENDED
                                                                JUNE 30,                 YEAR ENDED DECEMBER 31,
                                                              -----------         ----------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD      2003             2002          2001        2000(a)
NET ASSET VALUE, BEGINNING OF PERIOD                             $  13.93         $ 15.17      $  14.12      $ 13.47
INCOME FROM INVESTMENT OPERATIONS
Net investment loss (b)                                             (0.07)          (0.16)        (0.10)       (0.01)
Net realized and unrealized gain (loss)                              2.33           (1.08)         1.18         0.86
                                                              -----------         -------      --------      -------
  Total from Investment Operations                                   2.26           (1.24)         1.08         0.85
                                                              -----------         -------      --------      -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                             --              --            --        (0.01)
From net realized gains                                                --              --         (0.03)       (0.19)
                                                              -----------         -------      --------      -------
  Total Distributions Declared to Shareholders                         --              --         (0.03)       (0.20)
                                                              -----------         -------      --------      -------
NET ASSET VALUE, END OF PERIOD                                   $  16.19         $ 13.93      $  15.17      $ 14.12
                                                              ===========         =======      ========      =======
Total Return (c)                                                    16.22%(d)       (8.17)%(e)     7.65%(e)     6.32%(d)
                                                              -----------         -------      --------      -------
RATIOS TO AVERAGE NET ASSETS
Expenses                                                             1.56%(f)        1.70%(g)      1.70%        1.61%(f)(g)(h)
Net investment loss                                                 (1.00)%(f)      (1.11)%(g)    (0.79)%      (0.62)%(f)(g)(h)
Reimbursement                                                          --            0.10%         0.18%          --
Portfolio turnover rate                                                25%(d)          40%           82%         116%(d)
Net assets at end of period (000'S)                              $ 93,436         $31,742      $ 11,900      $ 3,267


(a) Class A Shares were initially offered on October 16, 2000. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)  Not annualized.
(e) Had the Advisor not reimbursed a portion of expenses, total return would have been reduced.
(f)  Annualized.
(g)  The benefits derived from custody fees paid indirectly had no impact.
(h) The ratios of expenses and net investment loss to average net assets, previously reported as 0.76% and 0.23% respectively, were revised to reflect all class specific expenses in this period.



                                                              (UNAUDITED)
                                                               SIX MONTHS
Class B Shares                                                   ENDED
                                                                JUNE 30,               YEAR ENDED DECEMBER 31,
                                                              -----------         ----------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD     2003              2002          2001        2000(a)
NET ASSET VALUE, BEGINNING OF PERIOD                             $  13.73         $  15.05      $  14.10     $ 13.47
INCOME FROM INVESTMENT OPERATIONS
Net investment loss (b)                                             (0.12)           (0.25)        (0.20)      (0.01)
Net realized and unrealized gain (loss)                              2.30            (1.07)         1.18        0.84
                                                              -----------         --------      --------     -------
   Total from Investment Operations                                  2.18            (1.32)         0.98        0.83
                                                              -----------         --------      --------     -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                             --               --            --       (0.01)
From net realized gains                                                --               --         (0.03)      (0.19)
                                                              -----------         --------      --------     -------
   Total Distributions Declared to Shareholders                        --               --         (0.03)      (0.20)
                                                              -----------         --------      --------     -------
NET ASSET VALUE, END OF PERIOD                                   $  15.91         $  13.73      $  15.05     $ 14.10
                                                              ===========         ========      ========     =======
Total Return (c)                                                    15.88%(d)        (8.77)%(e)     6.95%(e)    6.17%(d)
                                                              -----------         --------      --------     -------
RATIOS TO AVERAGE NET ASSETS
Expenses                                                             2.21%(f)         2.35%(g)      2.35%       2.26%(f)(g)(h)
Net investment loss                                                 (1.65)%(f)       (1.76)%(g)    (1.44)%     (1.27)%(f)(g)(h)
Reimbursement                                                          --             0.10%         0.18%         --
Portfolio turnover rate                                                25%(d)           40%           82%        116%(d)
Net assets at end of period (000'S)                              $ 62,714         $ 33,106      $ 13,358     $ 4,249


(a) Class B Shares were initially offered on October 16, 2000. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)  Not annualized.
(e) Had the Advisor not reimbursed a portion of expenses, total return would have been reduced.
(f)  Annualized.
(g)  The benefits derived from custody fees paid indirectly had no impact.
(h) The ratios of expenses and net investment loss to average net assets, previously reported as 1.41% and (0.42)% respectively, were revised to reflect all class specific expenses in this period.

See accompanying notes to financial statements.


LIBERTY ACORN TWENTY (continued)                              (UNAUDITED)
                                                               SIX MONTHS
Class C Shares                                                  ENDED
                                                                JUNE 30,               YEAR ENDED DECEMBER 31,
                                                              -----------         ----------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD     2003              2002           2001       2000(a)
NET ASSET VALUE, BEGINNING OF PERIOD                             $  13.73         $  15.05      $  14.10     $ 13.47
INCOME FROM INVESTMENT OPERATIONS
Net investment loss (b)                                             (0.12)           (0.25)        (0.20)      (0.01)
Net realized and unrealized gain (loss)                              2.30            (1.07)         1.18        0.84
                                                              -----------         --------      --------     -------
      Total from Investment Operations                               2.18            (1.32)         0.98        0.83
                                                              -----------         --------      --------     -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                             --               --            --       (0.01)
From net realized gains                                                --               --         (0.03)      (0.19)
                                                              -----------         --------      --------     -------
      Total Distributions Declared to Shareholders                     --               --         (0.03)      (0.20)
                                                              -----------         --------      --------     -------
NET ASSET VALUE, END OF PERIOD                                   $  15.91         $  13.73      $  15.05     $ 14.10
                                                              ===========         ========      ========     =======
Total Return (c)                                                    15.88%(d)        (8.77)%(e)     6.95%(e)    6.17%(d)
                                                              -----------         --------      --------     -------
RATIOS TO AVERAGE NET ASSETS
Expenses                                                             2.21%(f)         2.35%(g)      2.35%       2.26%(f)(g)(h)
Net investment loss                                                 (1.65)%(f)       (1.76)%(g)    (1.44)%     (1.27)%(f)(g)(h)
Reimbursement                                                          --             0.10%         0.18%         --
Portfolio turnover rate                                                25%(d)           40%           82%        116%(d)
Net assets at end of period (000'S)                              $ 27,111         $ 10,919      $  4,945     $ 1,070


(a) Class C Shares were initially offered on October 16, 2000. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)  Not annualized.
(e) Had the Advisor not reimbursed a portion of expenses, total return would have been reduced.
(f)  Annualized.
(g)  The benefits derived from custody fees paid indirectly had no impact.
(h) The ratios of expenses and net investment loss to average net assets, previously reported as 1.41% and (0.42)% respectively, were revised to reflect all class specific expenses in this period.

See accompanying notes to financial statements.

Liberty Acorn Family of Funds
    > Notes to Financial Statements (Unaudited)

1.   Nature of Operations

Liberty Acorn Fund, Liberty Acorn International, Liberty Acorn USA, Liberty Acorn Foreign Forty, Liberty Acorn Twenty (the "Funds") are series of Liberty Acorn Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust. The investment objective of each Fund is to seek long-term growth of capital. The Funds may issue an unlimited number of shares. The Funds offer four classes of shares: Class A, Class B, Class C and Class Z. Class A shares are sold with a front-end sales charge. A contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares are purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares. The financial highlights for Class Z shares are presented in a separate semi-annual report. The semi-annual report for Columbia Thermostat Fund, another Fund of the Trust, is presented on page 66 of this report.

      Investment income, realized and unrealized gains and losses, and certain fund-level expenses are borne pro rata on the basis of the relative net assets of all classes, except each class bears certain expenses unique to that class such as distribution services, transfer agent, and certain other class specific expenses. Differences in class expenses may result in payment of different dividend distributions for each class. All the share classes of the Trust have equal rights with respect to voting subject to class specific arrangements.

      On July 26, 2002, Liberty Acorn USA acquired all of the net assets of the Stein Roe Small Company Growth Fund ("Stein Roe Fund") pursuant to a plan of reorganization approved by the Stein Roe Fund shareholders on June 28, 2002. The acquisition was accomplished by a tax-free exchange of 1,139,488 shares of the Stein Roe Fund (valued at $10,096,640) for 726,123 shares of Liberty Acorn USA.

      The net assets of the Stein Roe Fund were combined with the net assets of the Liberty Acorn USA on the acquisition date and included $3,125,202 of unrealized depreciation on investment. The aggregate net assets of Liberty Acorn USA immediately before and after acquisition were $306,945,066 and $317,041,706, respectively.

2.   Significant Accounting Policies
        >Security valuation

Investments are stated at fair value. Securities traded on securities exchanges or in over-the-counter markets in which transaction prices are reported are valued at the last sales price at the time of valuation. Securities for which there are no reported sales on the valuation date are valued at the latest bid quotation. Money market instruments having a maturity of 60 days or less from the valuation date are valued on an amortized cost basis. Securities for which quotations are not available and any other assets are valued at a fair value as determined in good faith by the Board of Trustees.

         >Repurchase agreements

The Funds may engage in repurchase transactions. The Funds, through their custodians, receive delivery of underlying securities collateralizing repurchase agreements. The Funds' investment advisor determines that the value of the underlying securities is at all time at least equal to the resale price. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

         >Foreign currency translations

Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate.

         >Security transactions and investment income

Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Funds. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums (if any) on money market instruments and long-term debt instruments when required for federal income tax purposes. Realized gains and losses from security transactions are reported on an identified cost basis.

         >Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

         >Financial instruments

Each Fund may purchase or sell exchange-traded financial futures contracts, which are contracts that obligate that Fund to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. The Funds enter into such contracts to hedge a portion of their portfolio. Gains and losses are reflected as "Net Realized Gain
(Loss) on Futures" in the Statements of Operations. Additionally, each Fund, except for Liberty Acorn USA and Liberty Acorn Twenty may engage in portfolio hedging with respect to changes in foreign currency exchange rates by entering into forward foreign currency contracts to purchase or sell foreign currencies. The Statements of Operations reflect gains and losses as realized for closed forward foreign currency contracts and unrealized for open contracts. The Funds bear the market risk that arises from changes in the value of financial instruments and securities indices (futures contracts) or from changes in foreign currency rates (forward foreign currency contracts) and the credit risk should a counterparty fail to perform under such contracts.

      None of the Funds entered into any futures contracts or forward foreign currency contracts during the six months ended June 30, 2003.

         >Fund share valuation

Fund shares are sold and redeemed on a continuing basis at net asset value. Net asset value per share is determined daily as of the close of trading on the New York Stock Exchange on each day the Exchange is open for trading. All income, expenses (other than the Class A, Class B and Class C shares 12b-1 service and distribution fees, and Class A, Class B, Class C and Class Z shares Transfer Agent fee) and realized and unrealized gains (losses) are allocated to each class proportionately based on relative net assets for purposes of determining the net asset value for each class of shares.

         >Custody fees

Custody fees are reduced based on each Fund's cash balances maintained with the custodian. The amount is disclosed as a reduction of total expenses in the Statement of Operations.

         >Federal income taxes

The Funds have complied with the special provisions of the Internal Revenue Code available to regulated investment companies and, in the manner provided therein, distribute all their taxable income, as well as any net realized gain on sales of investments and foreign currency transactions reportable for federal income tax purposes. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

         >Distributions to Shareholders

Distributions to shareholders are recorded on the ex-date.

3.   Federal Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

      For the year ended December 31, 2002,the following capital loss carryforwards are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

   YEAR OF         LIBERTY       LIBERTY ACORN        LIBERTY ACORN
  EXPIRATION      ACORN FUND     INTERNATIONAL             USA
--------------    ----------    ---------------      --------------
(IN THOUSANDS)

2008               $      --        $        --           $     126
2009                      --            111,479               3,634
2010                  38,238             76,335              17,936
 -------------    ----------    ---------------      --------------
TOTAL              $  38,238        $   187,814           $  21,696


   YEAR OF                         LIBERTY              LIBERTY
  EXPIRATION                     FOREIGN FORTY           TWENTY
 -------------                  ---------------      --------------
(IN THOUSANDS)

2009                                 $   23,084              $   --
2010                                     12,528                 530
 -------------                  ---------------      --------------
TOTAL                                $   35,612              $  530

      During the year ended December 31, 2002, the capital loss carryforward acquired by Liberty Acorn USA as a result of the merger with Stein Roe Fund was $3,760.

      Expired capital loss carryforwards, if any, are recorded as a reduction of paid-in capital.

LIBERTY ACORN FAMILY OF FUNDS
      > NOTES TO FINANCIAL STATEMENTS (UNAUDITED), CONTINUED

      Under current tax rules, certain capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2002, for federal income tax purposes, post-October losses were deferred to January 1, 2003 as follows:

                                              AMOUNT
-----------------------------------------------------
(IN THOUSANDS)
Liberty Acorn Fund                          $  15,346
Liberty Acorn International                    32,617
Liberty Acorn USA                               1,921
Liberty Acorn Foreign Forty                     1,251
Liberty Acorn Twenty                               --
-----------------------------------------------------
Liberty Acorn Fund and Liberty Acorn International have elected to mark-to-market their investments in Passive Foreign Investment Companies ("PFIC's") for federal income tax purposes. Gains and losses relating to PFIC's are treated as ordinary income for federal income tax purposes. A summary of transactions relating to PFIC's is as follows (in thousands):

LIBERTY ACORN FUND
--------------------------------------------------------
Cumulative unrealized appreciation
on PFIC's recognized in prior years
at December 31, 2001                             $    --
Unrealized appreciation (depreciation)
on PFIC's recognized for federal income
tax purposes during 2002                             409
Unrealized appreciation recognized in
prior years on PFIC's sold during 2002                --
                                               ---------
Cumulative unrealized appreciation on
PFIC's carried forward at December 31, 2002      $   409
                                               ---------
LIBERTY ACORN INTERNATIONAL
--------------------------------------------------------
Cumulative unrealized appreciation
on PFIC's recognized in prior years
at December 31, 2001                             $ 8,026
Unrealized appreciation (depreciation)
on PFIC's recognized for federal income
tax purposes during 2002                             319
Unrealized appreciation recognized in
prior years on PFIC's sold during 2002            (1,120)
                                               ---------
Cumulative unrealized appreciation on
PFIC's carried forward at December 31, 2002      $ 7,225
                                               ---------


4.   Transactions with Affiliates

The Funds' investment adviser, Liberty Wanger Asset Management, L.P.
("Liberty WAM"), a wholly-owned subsidiary of Columbia Management Group, Inc., which in turn is a wholly-owned subsidiary of Fleet National Bank, which in turn is a wholly-owned subsidiary of FleetBoston Financial Corporation ("Fleet"), furnishes continuing invest-ment supervision to each Fund and is responsible for the overall management of the Funds' business affairs.

     Under the Funds' investment management agreement, fees are accrued daily and paid monthly to Liberty WAM at the annual rates shown in the table below for each fund.


LIBERTY ACORN FUND
--------------------------------------------------------
Net asset value:
For the first $700 million                           .75%
Next $1.300 billion                                  .70%
Net assets in excess of $2 billion                   .65%

LIBERTY ACORN INTERNATIONAL
--------------------------------------------------------
Net asset value:
For the first $100 million                          1.20%
Next $400 million                                    .95%
Net assets in excess of $500 million                 .75%

LIBERTY ACORN USA
--------------------------------------------------------
Net asset value:
For the first $200 million                           .95%
Net assets in excess of $200 million                 .90%

LIBERTY ACORN FOREIGN FORTY
--------------------------------------------------------
On average daily net assets:                         .95%

LIBERTY ACORN TWENTY
--------------------------------------------------------
On average daily net assets:                         .90%

         >Expense Limit

Liberty WAM has voluntarily agreed to reimburse the ordinary operating expenses (exclusive of distribution and service fees, interest, taxes and extraordinary expenses, if any) exceeding 1.45% of the average annual net assets for Liberty Acorn Foreign Forty Class A, Class B and Class C shares and 1.35% of the average annual net assets for Liberty Acorn Twenty Class A, Class B and Class C shares, respectively.

      Liberty WAM has also contracted to provide administrative services to each Fund at an annual rate of .05% of average daily net assets.

      Liberty Funds Distributor, Inc. (the Distributor), an indirect subsidiary of Fleet, is each Fund's principal underwriter. For the six months ended June 30, 2003, Liberty Acorn Fund, Liberty Acorn International, Liberty Acorn USA, Liberty Acorn Foreign Forty and Liberty Acorn Twenty have been advised that the Distributor retained $470,252 underwriting discounts on the sale of Class A shares and received contingent deferred sales charges of $1,114,720, $50,178, $68,331, $7,656, and $67,192, respectively, on Class A, Class B and Class C share redemptions.

      Each Fund has adopted a 12b-1 plan which requires the payment of a monthly service fee to the Distributor equal to 0.25% annually, of the average daily net assets attributable to Class A, Class B and Class C shares. The plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.10%, 0.75%, 0.75% annually, of the average daily net assets attributable to Class A, Class B and Class C shares, respectively.

      The contingent deferred sales charges and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

      Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the Advisor, provides shareholder services to the Fund and receives reimbursement for certain out of pocket expenses. Transfer agent fees are comprised of 0.07% annually of the average daily net assets attributable to Class A, Class B and Class C shares plus charges based on the number of shareholder accounts and transactions.

      Certain officers and trustees of the Trust are also officers of Liberty WAM. The Trust makes no direct payments to its officers and trustees who are affiliated with Liberty WAM. Trustees' fees and expenses for the six months ended June 30, 2003 are as follows:

                               SIX MONTHS ENDED
                                 JUNE 30, 2003
-----------------------------------------------
(IN THOUSANDS)
Liberty Acorn Fund                       $  100
Liberty Acorn International                  32
Liberty Acorn USA                             4
Liberty Acorn Foreign Forty                   1
Liberty Acorn Twenty                          1
-----------------------------------------------

The Trust provides a deferred compensation plan for its independent trustees. Under this deferred compensation plan, a trustee may elect to defer all or a portion of his or her compensation. Amounts deferred are retained by the Trust and represent an unfunded obligation of the Trust. The value of amounts deferred is determined by reference to the change in value of Class Z shares of one or more series of the Trust or a money market fund as specified by the participant. Benefits are payable upon retirement.

      During the six months ended June 30, 2003, the Funds engaged in purchases and sales transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Investment Company Act of 1940 and were as follows:


FUNDS                               PURCHASES     SALES
--------------------------------------------------------
(IN THOUSANDS)
Liberty Acorn Fund                 $   29,399    $    --
Liberty Acorn International             1,778     31,855
Liberty Acorn USA                          --         --
Liberty Acorn Foreign Forty                --         45
Liberty Acorn Twenty                       --        512
--------------------------------------------------------

 5.   Borrowing Arrangements
The Trust participates in a $150,000,000 credit facility which was entered into to facilitate portfolio liquidity. No amounts were borrowed under this facility for the six months ended June 30, 2003.

 6.   Investment Transactions
The aggregate cost of purchases and proceeds from sales other than short-term obligations for the six months ended June 30, 2003 were:

LIBERTY ACORN FUND
------------------------------------------------------
(IN THOUSANDS)                                    2003

Investment securities
  Purchases                                 $1,336,950
  Proceeds from sales                          426,789
======================================================

LIBERTY ACORN INTERNATIONAL
------------------------------------------------------
(IN THOUSANDS)                                    2003

Investment securities
  Purchases                                 $  274,216
  Proceeds from sales                          344,080
======================================================

LIBERTY ACORN USA
------------------------------------------------------
(IN THOUSANDS)                                    2003

Investment securities
  Purchases                                 $   45,375
  Proceeds from sales                           19,976
======================================================

LIBERTY ACORN FOREIGN FORTY
------------------------------------------------------
(IN THOUSANDS)                                    2003

Investment securities
  Purchases                                 $   15,108
  Proceeds from sales                           17,047
======================================================

LIBERTY ACORN TWENTY
------------------------------------------------------
(IN THOUSANDS)                                    2003

Investment securities
  Purchases                                 $  215,145
  Proceeds from sales                           58,315
======================================================

COLUMBIA THERMOSTAT FUND
    >STATEMENT OF INVESTMENTS (UNAUDITED), JUNE 30, 2003

NUMBER OF SHARES
OR PRINCIPAL AMOUNT (000)                                   VALUE (000)
-----------------------------------------------------------------------

                  > STOCK FUNDS: 58.1%

      454         Liberty Growth & Income Fund,
                  Class Z                                      $  6,711
      273         Liberty Growth Stock Fund, Class Z (b)          6,711
      296         Liberty Acorn Fund, Class Z                     5,374
      246         Liberty Acorn Twenty, Class Z (b)               4,037
      197         Liberty Select Value Fund, Class Z              4,035
-----------------------------------------------------------------------
                  TOTAL STOCK FUNDS (COST: $24,931)              26,868

                  > BOND FUNDS: 38.8%

      977         Liberty Intermediate Bond Fund,
                  Class Z                                         8,975
      488         Liberty Federal Securities Fund,
                  Class Z                                         5,389
      412         Columbia High Yield Fund, Class Z               3,582
-----------------------------------------------------------------------
                  TOTAL BOND FUNDS (COST: $17,836)               17,946
                  > SHORT-TERM OBLIGATION: 1.1%

    $ 503         Repurchase agreement with State
                    Street Bank & Trust Co., dated
                    06/30/03, due 07/01/03 at 1.10%,
                    collateralized by Federal National
                    Mortgage Association Notes maturing
                    03/24/05, market value $513
                    (repurchase proceeds $503)                      503
-----------------------------------------------------------------------
                    (AMORTIZED COST: $503)                          503
                                                            -----------
TOTAL INVESTMENTS: 98.0% (COST: $43,270) (a)                     45,317

CASH AND OTHER ASSETS LESS LIABILITIES: 2.0%                        944
                                                            -----------
TOTAL NET ASSETS: 100%                                         $ 46,261
=======================================================================

>Notes to Statement of Investments (in thousands)

(a) At June 30, 2003, for federal income tax purposes cost of investments is the same and net unrealized appreciation was $2,047, consisting of gross unrealized appreciation of $2,047 and gross unrealized depreciation of $0.
(b) Non-income producing.

Columbia Thermostat Fund
    >Statements of Assets and Liabilities (Unaudited)



JUNE 30, 2003
-------------------------------------------------------------------------------------------
(IN THOUSANDS)
ASSETS
Investments, at value (cost: $43,270)                                        $       45,317
Cash                                                                                      1
Receivable for:
      Fund shares sold                                                                2,522
      Dividends                                                                          57
      Expense reimbursement due from Advisor                                              5
Other assets                                                                             56
-------------------------------------------------------------------------------------------
      Total Assets                                                                   47,958
LIABILITIES
Payable for:
      Investments purchased                                                           1,635
      Fund shares redeemed                                                               13
      12b-1 Service & Distribution fees                                                   7
      Legal and audit fee                                                                26
      Trustees' fee                                                                       5
      Transfer agent fee                                                                 10
Other liabilities                                                                         1
-------------------------------------------------------------------------------------------
      Total Liabilities                                                               1,697
-------------------------------------------------------------------------------------------
NET ASSETS                                                                   $       46,261
===========================================================================================

COMPOSITION OF NET ASSETS
Paid in capital                                                              $       44,174
Undistributed net investment income                                                      40
Net unrealized appreciation on investments                                            2,047
-------------------------------------------------------------------------------------------
NET ASSETS                                                                   $       46,261
===========================================================================================

Net asset value per share-- Class A (a)                                      $        11.33
       (Net assets/shares)                                                   ($13,708/1,211)
Maximum offering price per share-- Class A (b)                               $        12.02
       (Net asset value per share/front-end sales charge)                    ($11.33/0.9425)
Net asset value and offering price per share-- Class B (a)                   $        11.30
       (Net assets/shares)                                                   ($17,589/1,556)
Net asset value per share-- Class D (a)                                      $        11.30
       (Net assets/shares)                                                      ($5,717/506)
Maximum offering price per share-- Class D (b)                               $        11.41
       (Net asset value per share/front-end sales charge)                      ($11.30/0.99)
Net asset value, offering price and redemption price per share -- Class Z    $        11.34
       (Net assets/shares)                                                      ($9,247/815)


(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.


See accompanying notes to financial statements.

COLUMBIA THERMOSTAT FUND
     > STATEMENTS OF OPERATIONS (UNAUDITED)
       FOR THE SIX MONTHS ENDED JUNE 30, 2003

(IN THOUSANDS)
----------------------------------------------------------------------------
INVESTMENT INCOME:
       Dividends from investment company shares                     $    122
       Interest income                                                    --*
----------------------------------------------------------------------------
       Total Investment Income                                           122
EXPENSES:
Management fees                                                            8
Administration fees                                                        4
12-1b Services & Distribution fees                                        33
Custody fees                                                               3
Legal and audit fees                                                      15
Transfer agent fee                                                        17
Trustees fee                                                               3
Registration and blue sky                                                 67
Reports to shareholders                                                   14
Organization expense                                                      43
Other expenses                                                             2
----------------------------------------------------------------------------
       Total expenses                                                    209
Less custody fees paid indirectly                                         --*
Less reimbursement of expenses by Advisor                               (128)
----------------------------------------------------------------------------
       Net Expenses                                                       81
----------------------------------------------------------------------------
       Net Investment Income                                              41
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Realized gain distributions from investment company shares                 1
Net unrealized appreciation on investments                             1,987
----------------------------------------------------------------------------
       Net realized and unrealized gain                                1,988
----------------------------------------------------------------------------
Net Increase in Net Assets resulting
       from Operations                                              $  2,029
============================================================================
*Rounds to less than $500.

See accompanying notes to financial statements.

COLUMBIA THERMOSTAT FUND
    > STATEMENT OF CHANGES IN NET ASSETS

                                                  (UNAUDITED)
                                                  SIX MONTHS      PERIOD ENDED
INCREASE IN NET ASSETS                          ENDED JUNE 30,    DECEMBER 31,
------------------------------------------------------------------------------
(IN THOUSANDS)                                     2003 (a)         2002 (b)

OPERATIONS:
Net investment income                            $      41        $      9
Net realized gain on investments                         1              10
Net unrealized appreciation                          1,987              60
------------------------------------------------------------------------------
    Net Increase from Operations                     2,029              79

DISTRIBUTION TO SHAREHOLDERS FROM:
    Net investment income -- Class A                    (2)             --
    Net realized gain -- Class A                        (3)             --
    Net investment income -- Class B                    (4)             --
    Net realized gain -- Class B                        (4)             --
    Net investment income -- Class D                    (1)             --
    Net realized gain -- Class D                        (1)             --
    Net investment income -- Class Z                    (3)             --
    Net realized gain -- Class Z                        (3)             --
------------------------------------------------------------------------------
    Total Distribution to Shareholders                 (21)             --

SHARE TRANSACTIONS:
    Subscriptions -- Class A                        13,352              --
    Distributions reinvested -- Class A                  5              --
    Redemptions -- Class A                             (37)             --
------------------------------------------------------------------------------
    Net Increase -- Class A                         13,320              --

    Subscriptions -- Class B                        16,945              --
    Distributions reinvested -- Class B                  8              --
    Redemptions -- Class B                             (63)             --
------------------------------------------------------------------------------
    Net Increase -- Class B                         16,890              --

    Subscriptions -- Class D                         5,544              --
    Distributions reinvested -- Class D                  2              --
    Redemptions -- Class D                             (21)             --
------------------------------------------------------------------------------
    Net Increase -- Class D                          5,525              --

    Subscriptions -- Class Z                         4,802           4,089
    Distributions reinvested -- Class Z                  6              --
    Redemptions -- Class Z                            (442)            (16)
------------------------------------------------------------------------------
    Net Increase -- Class Z                          4,366           4,073
------------------------------------------------------------------------------
        Net Increase from Share Transactions        40,101           4,073
------------------------------------------------------------------------------
    Total Increase in Net Assets                    42,109           4,152
------------------------------------------------------------------------------

NET ASSETS:
Beginning of period                                  4,152              --
------------------------------------------------------------------------------
End of period                                    $  46,261        $  4,152
==============================================================================

UNDISTRIBUTED NET INVESTMENT INCOME              $      40        $      9
==============================================================================

(a) Class A, Class B, and Class D commenced operations March 3, 2003.
(b) Class Z commenced operations September 25, 2002.

See accompanying notes to financial statements.

COLUMBIA THERMOSTAT FUND
    > STATEMENT OF CHANGES IN NET ASSETS CONTINUED

                                                                      (UNAUDITED)
                                                                      SIX MONTHS     PERIOD ENDED
CHANGES IN SHARES OF BENEFICIAL INTEREST:                           ENDED JUNE 30,   DECEMBER 31,
--------------------------------------------------------------------------------------------------
(IN THOUSANDS)                                                         2003 (a)        2002 (b)


    Subscriptions -- Class A                                               1,214             --
    Shares issued in reinvestment and capital gains -- Class A                --(c)          --
    Less shares redeemed -- Class A                                           (3)            --
--------------------------------------------------------------------------------------------------
    Net Increase -- Class A                                                1,211             --

    Subscriptions -- Class B                                               1,561             --
    Shares issued in reinvestment and capital gains -- Class B                 1             --
    Less shares redeemed -- Class B                                           (6)            --
--------------------------------------------------------------------------------------------------
    Net Increase -- Class B                                                1,556             --

    Subscriptions -- Class D                                                 508             --
    Shares issued in reinvestment and capital gains -- Class D                --(c)          --
    Less shares redeemed -- Class D                                           (2)            --
--------------------------------------------------------------------------------------------------
    Net Increase -- Class D                                                  506             --

    Subscriptions -- Class Z                                                 456            400
    Shares issued in reinvestment and capital gains -- Class Z                 1             --
    Less shares redeemed -- Class Z                                          (41)            (1)
--------------------------------------------------------------------------------------------------
    Net Increase -- Class Z                                                  416            399
--------------------------------------------------------------------------------------------------
Net Increase in Shares of Beneficial Interest                              3,689            399
--------------------------------------------------------------------------------------------------


(a) Class A, Class B, Class D commenced operations March 3, 2003.
(b) Class Z commenced operations September 25, 2002.
(c) Rounds to less than 500 shares.

See accompanying notes to financial statements

COLUMBIA THERMOSTAT FUND
       >  FINANCIAL HIGHLIGHTS

                                                               INCEPTION
                                                             MARCH 3, 2003
                                                                THROUGH
CLASS A SHARES                                                  JUNE30,
-------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD      2003

NET ASSET VALUE, BEGINNING OF PERIOD                             $  10.10
INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                                            0.03
Net realized and unrealized gain (loss)                              1.20
-------------------------------------------------------------------------
     Total from Investment Operations                                1.23
-------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                          (0.00)(b)
From net realized gains                                             (0.00)(b)
-------------------------------------------------------------------------
     Total Distributions Declared to Shareholders                   (0.00)
-------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $  11.33
=========================================================================
Total Return                                                        12.26%(c)(d)
-------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
Expenses (e)(f)                                                      0.85%(g)
Net investment income (f)                                            0.82%(g)
Reimbursement (f)                                                    0.62%(g)
Portfolio turnover rate                                                26%(c)
Net assets at end of period (000'S)                              $ 13,708


(a) Per share data was calculated using average shares outstanding during the period. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(b) Represents less than $0.01.
(c) Not annualized.
(d) Had the Advisor not reimbursed a portion of expenses, total return would have been reduced.
(e) Does not include expenses of the investment companies in which the Fund invests.
(f) The benefits derived from custody fees paid indirectly had no impact.
(g) Annualized.

                                                               INCEPTION
                                                             MARCH 3, 2003
                                                                THROUGH
CLASS B SHARES                                                   JUNE30,
-------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD       2003

NET ASSET VALUE, BEGINNING OF PERIOD                             $  10.10
INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                                            0.00(b)
Net realized and unrealized gain (loss)                              1.20
-------------------------------------------------------------------------
     Total from Investment Operations                                1.20
-------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                          (0.00)(b)
From net realized gains                                             (0.00)(b)
-------------------------------------------------------------------------
     Total Distributions Declared to Shareholders                   (0.00)
-------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $  11.30
=========================================================================
Total Return                                                        11.96%(c)(d)
-------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
Expenses (e)(f)                                                      1.60%(g)
Net investment income (f)                                            0.03%(g)
Reimbursement (f)                                                    0.62%(g)
Portfolio turnover rate                                                26%(c)
Net assets at end of period (000'S)                              $ 17,589

(a) Per share data was calculated using average shares outstanding during the period. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(b) Represents less than $0.01.
(c) Not annualized.
(d) Had the Advisor not reimbursed a portion of expenses, total return would have been reduced.
(e) Does not include expenses of the investment companies in which the Fund invests.
(f) The benefits derived from custody fees paid indirectly had no impact.
(g) Annualized.



                                                               INCEPTION
                                                             MARCH 3, 2003
                                                                THROUGH
CLASS D SHARES                                                  JUNE30,
-------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD      2003
NET ASSET VALUE, BEGINNING OF PERIOD                             $  10.10
INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                                            0.00(b)
Net realized and unrealized gain (loss)                              1.20
-------------------------------------------------------------------------
Total from Investment Operations                                     1.20
-------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                          (0.00)(b)
From net realized gains                                             (0.00)(b)
-------------------------------------------------------------------------
Total Distributions Declared to Shareholders                        (0.00)
-------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $  11.30
=========================================================================
Total Return                                                        11.96%(c)(d)
-------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
Expenses (e)(f)                                                      1.60%(g)
Net investment income (f)                                            0.06%(g)
Reimbursement (f)                                                    0.62%(g)
Portfolio turnover rate                                                26%(c)
Net assets at end of period (000'S)                              $  5,717

(a) Per share data was calculated using average shares outstanding during the period. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(b) Represents less than $0.01.
(c) Not annualized.
(d) Had the Advisor not reimbursed a portion of expenses, total return would have been reduced.
(e) Does not include expenses of the investment companies in which the Fund invests.
(f) The benefits derived from custody fees paid indirectly had no impact.
(g) Annualized.

See accompanying notes to financial statements.

COLUMBIA THERMOSTAT FUND
     > NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

 1.   Nature of Operations

Columbia Thermostat Fund (the "Fund"), a series of Liberty Acorn Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust, commenced operations September 25, 2002. The Fund may issue an unlimited number of shares as of March 3, 2003. The Fund currently offers four classes of shares: Class A, Class B, Class D and Class Z. Class A shares are sold with a front-end sales charge. A contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares are purchased. Class D shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge on redemptions made within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares. The financial highlights for Class Z shares are presented in a separate semi-annual report. The semi-annual report for the other series of the Trust is also included in this report.

      Investment income, realized and unrealized gains and losses, and certain fund-level expenses are borne pro rata on the basis of the relative net assets of all classes, except each class bears certain expenses unique to that class such as distribution services, transfer agent, and certain other class specific expenses. Difference in class expenses may result in payment of different dividend distributions for each class. All the share classes of the Trust have equal rights with respect to voting subject to class specific arrangements.

      The investment objective of the Fund is to provide long-term total return. The Fund pursues its investment objective by investing in shares of other mutual funds. As a `fund of funds', under normal circumstances, the Fund allocates at least 95% of its net assets among a selected group of stock and bond mutual funds (the "Portfolio Funds"). The Fund currently invests in five stock Porfolio Funds (Liberty Acorn Fund, Liberty Acorn Twenty Fund, Liberty Growth & Income Fund, Liberty Select Value Fund, Liberty Growth Stock Fund) and three bond Portfolio Funds (Liberty Federal Securities Fund, Liberty Intermediate Bond Fund and Columbia High-Yield Fund). The Fund may also invest up to 5% of its net assets plus any cash received that day in cash, repurchase agreements, high quality short-term paper and government securities.

 2.   Significant Accounting Policies
         >Security valuation

Investments in Portfolio Funds are valued at their net asset value as reported by the underlying funds. High quality short-term paper and government securities having a maturity of 60 days or less from the valuation date are valued on an amortized cost basis.

         >Repurchase agreements

The Fund may engage in repurchase agreement transactions. The Fund, through their custodians, receives delivery of underlying securities collateralizing repurchase agreements. The Fund's investment advisor determines that the value of the underlying securities is at all times at least equal to the resale price. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

         >Security transactions and investment income

Portfolio Fund transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income and realized gain distributions from other funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts on money market instruments and short-term debt instruments when required for federal income tax purposes. Realized gains and losses from security transactions are reported on an identified cost basis.

         >Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

         >Fund share valuation

Fund shares are sold and redeemed on a continuing basis at net asset value. Net asset value per share is determined daily as of the close of trading on the New York Stock Exchange on each day the Exchange is open for trading. All income, expenses (other than the Class A, Class B and Class D shares 12b-1 service and distribution fees, and Class A, Class B, Class D and Class Z shares Transfer Agent fee) and realized gains (losses) are allocated to each class proportionately based on relative net assets for purposes of determining the net asset value for each class of shares.

         >Custody fees

The custody fees are reduced based on the Fund's cash balance maintained with the custodian. The amount is disclosed as a reduction of total expenses in the Statement of Operations.

         >Federal income taxes

The Fund has complied with the special provisions of the Internal Revenue Code available to regulated investment companies and, in the manner provided therein, distributes all of its taxable income, as well as any net realized gain on sales of Portfolio Fund shares and any distributions of net realized gains received by the Fund from its Portfolio Funds, reportable for federal income tax purposes. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

         >Distributions to Shareholders

Distributions to shareholders are recorded on the ex-date.

 3.   Federal Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

 4.   Transactions with Affiliates

The Fund's investment adviser, Liberty Wanger Asset Management, L.P. ("Liberty WAM"), a wholly-owned subsidiary of Columbia Management Group, Inc., which in turn is a wholly-owned subsidiary of Fleet National Bank, which in turn is a wholly-owned subsidiary of FleetBoston Financial Corporation ("Fleet"), furnishes continuing investment supervision to each Fund and is responsible for the overall management of the Fund's business affairs.

Under the Funds' investment management agreement, fees are accrued daily and paid monthly to Liberty WAM at the annual rate of 0.10% of the Fund's average daily net assets.

         >Expense Limit

Liberty WAM has agreed to voluntary reimburse the direct operating expenses (exclusive of interest and fees on borrowings and expenses associated with the Fund's investment in other investment companies) exceeding 0.60% of the average annual net assets of the Fund.

      Liberty WAM has also contracted to provide administrative services at an annual rate of .05% of the Fund's average daily net assets.

      Liberty Funds Distributor, Inc. (the Distributor), an indirect subsidiary of Fleet, is the Fund's principal underwriter. For the period ended June 30, 2003, the Fund has been advised that the Distributor retained $63,388 underwriting discounts on the sale of Class A and Class D shares and received contingent deferred sales charges of $0, $1,211 and $50 on Class A, Class B and Class D share redemptions, respectively.

      The Fund has adopted a 12b-1 plan which requires the payment of a monthly service fee to the Distributor equal to 0.25% annually of the average daily net assets attributable to Class A, Class B and Class D shares. The plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.25%, 0.75%, 0.75%, annually, of the average daily net assets attributable to Class A, Class B and Class D shares, respectively.

      The contingent deferred sales charges and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

      Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the Advisor, provides shareholder services to the Fund and receives reimbursement for certain out of pocket expenses. Transfer agent fees are comprised of 0.07% annually of the average daily net assets attributable to Class A, Class B and Class D shares plus charges based on the number of shareholder accounts and transactions.

      Certain officers and trustees of the Trust are also principles of Liberty WAM. The Trust makes no direct payments to its officers and trustees who are affiliated with Liberty WAM. Trustees' fees and expenses for the six months ended June 30, 2003, were $2,991.

 5.   Borrowing Arrangements

The Trust participates in a $150,000,000 credit facility which was entered into to facilitate portfolio liquidity. No amounts have been borrowed under this facility for the six months ended June 30, 2003.

 6.   Investment Transactions

The aggregate cost of purchases and proceeds from sales other than short-term obligations for the six months ended June 30, 2003 were:

------------------------------------------------------------------------------
(IN THOUSANDS)
Purchases                                                          $  43,332
Proceeds from sales                                                $   4,250
==============================================================================

                      This page intentionally left blank.

                      This page intentionally left blank.

THE LIBERTY ACORN
------------------------
         FAMILY OF FUNDS

TRUSTEES

Robert E. Nason
CHAIRMAN
Margaret Eisen
Leo A. Guthart
Jerome Kahn, Jr.
Steven N. Kaplan
David C. Kleinman
Charles P. McQuaid
Allan B. Muchin
Ralph Wanger
John A. Wing

OFFICERS

Ralph Wanger
PRESIDENT

Charles P. McQuaid
SENIOR VICE PRESIDENT

J. Kevin Connaughton
ASSISTANT TREASURER

P. Zachary Egan
VICE PRESIDENT

Kevin S. Jacobs
ASSISTANT SECRETARY

Kenneth A. Kalina
ASSISTANT TREASURER

Bruce H. Lauer
VICE PRESIDENT, SECRETARY AND TREASURER

Louis J. Mendes
VICE PRESIDENT

Robert A. Mohn
VICE PRESIDENT

Todd Narter
VICE PRESIDENT

Christopher Olson
VICE PRESIDENT

John H. Park
VICE PRESIDENT

Vincent P. Pietropaolo
ASSISTANT SECRETARY

Leah J. Zell
VICE PRESIDENT

INVESTMENT ADVISOR
Liberty Wanger Asset Management, L.P.
227 West Monroe Street, Suite 3000
Chicago, Illinois 60606
1-800-922-6769

DISTRIBUTOR
Liberty Funds Distributor, Inc.
One Financial Center
Boston, Massachusetts 02111-2621

TRANSFER AGENT, DIVIDEND DISBURSING AGENT
Liberty Funds Services, Inc.
P.O. Box 8081
Boston, Massachusetts 02266-8081
1-800-338-2550

LEGAL COUNSEL
Bell, Boyd & Lloyd LLC
Chicago, Illinois

THIS REPORT, INCLUDING THE SCHEDULES OF INVESTMENTS, IS SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF LIBERTY ACORN TRUST. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION UNLESS PRECEDED OR ACCOMPANIED BY A PROSPECTUS.



FIND OUT WHAT'S NEW - VISIT OUR WEB SITE AT:
www.libertyfunds.com

OUR E-MAIL ADDRESS IS:
ServiceInquiries@ColumbiaManagement.Com

SHAREHOLDERS SHOULD NOT INCLUDE PERSONAL INFORMATION SUCH AS ACCOUNT NUMBERS, SOCIAL SECURITY NUMBERS OR TAXPAYER IDENTIFICATION NUMBERS IN E-MAIL. WE ARE UNABLE TO ACCEPT ACCOUNT TRANSACTIONS SENT VIA E-MAIL.

The Funds mail one shareholder report to each shareholder address. If you would like more than one report, please call 800-426-3750 and additional reports will be sent to you.

THIS REPORT HAS BEEN PREPARED FOR SHAREHOLDERS OF LIBERTY ACORN FUNDS. THIS REPORT MAY ALSO BE USED AS SALES LITERATURE WHEN PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS WHICH PROVIDES DETAILS OF SALES CHARGES, INVESTMENT OBJECTIVES AND OPERATING POLICIES OF THE FUNDS AND WITH THE MOST RECENT COPY OF THE LIBERTY FUNDS PERFORMANCE UPDATE.


Semiannual Report:
Liberty Acorn Funds

LIBERTY ACORN FUNDS SEMIANNUAL REPORT, JUNE 30, 2003
                                                               -------------
                                                                 PRSRT STD
                                                                U.S. POSTAGE
                                                                    PAID
                                                               HOLLISTON, MA
                                                               PERMIT NO. 20
                                                               -------------

[Eagle head LOGO] Liberty Funds


            A Member of Columbia Management Group

            (c)2003 Liberty Funds Distributor, Inc.
            A Member of Columbia Management Group
            One Financial Center, Boston, MA 02111-2621


                                               ACN-03/629O-0603 (8/03) (03/2683)

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable at this time.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable at this time.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits under the Securities Exchange Act of 1934, as amended, is accumulated and communicated to the Registrant's management, including the Chief Executive Officer and Chief Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant's internal control over financial reporting that occurred over the registrant's last fiscal half-year that has affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable at this time.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Attached hereto as
Exhibit 99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)). Attached hereto as
Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Liberty Acorn Trust
            -----------------------------------------------------------

By (Signature and Title)* /s/ Ralph Wanger
                         ----------------------------------------------
                          Ralph Wanger, Trustee and President

Date    September 2, 2003
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Ralph Wanger
                         ----------------------------------------------
                          Ralph Wanger, Trustee and President

Date    September 2, 2003
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Bruce H. Lauer
                         ----------------------------------------------
                         Bruce H. Lauer, Treasurer

Date    September 2, 2003
    -------------------------------------------------------------------